UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31, 2007

Date of reporting period:	August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia Tax-Exempt Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	28

Statement of Operations	30

Statement of Changes in Net Assets	31

Financial Highlights	34

Notes to Financial Statements	44

Report of Independent Registered Public Accounting Firm	52

Unaudited Information	53

Fund Governance	54

Important Information About This Report	57

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Tax-Exempt Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,017.90	1,024.20	1.02	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,017.39	1,023.69	1.53	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,017.09	1,023.44	1.78	1.79	0.35
Adviser Class Shares	1,000.00	1,000.00	1,016.59	1,022.94	2.29	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,016.08	1,022.43	2.79	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,014.82	1,021.17	4.06	4.08	0.80
Class A Shares	1,000.00	1,000.00	1,015.58	1,021.93	3.30	3.31	0.65
Institutional Class Shares	1,000.00	1,000.00	1,017.69	1,024.00	1.22	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,017.39	1,023.74	1.47	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,017.90	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Investment Portfolio – Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds – 97.5%

	Par ($)	Value ($)
Alabama – 1.0%
AL Eclipse Funding Trust
Series 2006, Insured: XLCA, LIQ FAC: U.S. Bank N.A. 4.020% 08/01/32 (a)	6,890,000	6,890,000
AL Foley Public Park & Recreation Board
YMCA of Mobile, Series 2002, LOC: Regions Bank 4.000% 10/01/22 (a)	1,915,000	1,915,000
AL Fultondale
Series 2005 B, LOC: Allied Irish Bank PLC 3.990% 11/01/33 (a)	11,850,000	11,850,000
AL Scottsboro Solid Waste Disposal Authority
Series 2003, LOC: Regions Bank 3.970% 11/01/18 (a)	4,920,000	4,920,000
AL Tuscaloosa County Education Board
Series 2003, LOC: Regions Bank 3.970% 02/01/16 (a)	4,700,000	4,700,000
AL Washington County Industrial Development Authority
Bay Gas Storage Co., Ltd., Series 2007, LOC: Regions Bank 3.940% 08/01/37 (a)	33,400,000	33,400,000
Alabama Total		63,675,000
Alaska – 2.4%
AK Housing Finance Corp.
Series 2005-703, Insured: FGIC, LIQ FAC:JPMorgan Chase Bank 4.030% 12/01/12 (a)	6,235,000	6,235,000
Series 2007 D, SPA: Landesbank Baden-Wurttemberg 3.940% 12/01/41 (a)	74,370,000	74,370,000
AK Morgan Keegan Municipal Products, Inc.
Series 2007 C-1, SPA: Lloyds TSB Bank PLC, GIC: Citigroup Financial Products 4.030% 02/01/19 (a)	13,740,000	13,740,000

	Par ($)	Value ($)
AK North Slope Borough
Series 2000 A, Insured: MBIA, SPA: Dexia Credit Local 4.000% 06/30/10 (a)	8,085,000	8,085,000
AK Valdez
Marine Terminal Revenue, BP Pipeline, Inc., Series 2003 B, 3.940% 07/01/37 (b)	50,000,000	50,000,000
Alaska Total		152,430,000
Arizona – 0.1%
AZ Pima County
Series 2007, Insured: FGIC, LIQ FAC: Wells Fargo Bank N.A. 4.030% 07/01/21 (a)	5,315,000	5,315,000
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 4.050% 12/01/21 (a)	2,400,000	2,400,000
Arizona Total		7,715,000
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc., Series 1985, LOC: Bank of New York 3.980% 12/01/25 (a)	6,300,000	6,300,000
Arkansas Total		6,300,000
California – 0.3%
CA Deutsche Bank Spears/Lifers Trust
Series 2007: Insured: FGIC, LIQ FAC: Deutsche Bank AG 4.030% 12/01/30 (a)	7,975,000	7,975,000
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.990% 09/01/37 (a)	8,620,000	8,620,000
California Total		16,595,000

See Accompanying Notes to Financial Statements.
2

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Colorado – 3.7%
CO ABN AMRO Munitops Certificates Trust
Series 2005, Insured: FGIC 4.020% 06/01/13 (a)	5,140,000	5,140,000
CO Colorado Springs Utilities Revenue
Series 2004 A, SPA: Dexia Credit Local 3.950% 11/01/23 (a)	35,165,000	35,165,000
Series 2005 A, SPA: State Street Bank & Trust Co. 3.930% 11/01/35 (a)	21,690,000	21,690,000
CO Colorado Springs
Fine Arts Center, Series 2006, LOC: Wells Fargo Bank N.A. 3.950% 07/01/21 (a)	8,000,000	8,000,000
The Colorado College, Series 2006, SPA: JPMorgan Chase Bank 4.050% 06/01/29 (a)	6,000,000	6,000,000
CO Countrydale Metropolitan District
Series 2002, LOC: Compass Bank 3.500% 12/01/32 (a)	5,060,000	5,054,648
CO Denver City & County Excise Tax
Series 2001 B, Insured: FSA, SPA: Dexia Credit Local 3.950% 09/01/25 (a)	9,910,000	9,910,000
CO Department of Transportation
Series 2003, Insured: AMBAC 4.030% 12/15/16 (a)	3,180,000	3,180,000
CO Douglas County Colorado School District No. 1
Series 2001, Insured: MBIA 4.030% 06/15/09 (a)	5,655,000	5,655,000
CO Educational & Cultural Facilities Authority
Madlyn & Leonard Abramson, Series 2005 B-2, LOC: National City Bank 3.960% 12/01/34 (a)	6,365,000	6,365,000
Milwaukee Jewish Federation, Inc. Series 2005 C1, LOC: U.S. Bank N.A. 3.960% 09/01/35 (a)	29,800,000	29,800,000

	Par ($)	Value ($)
Montefiore Home, Series 2005 B-1, LOC: National City Bank 3.960% 02/01/30 (a)	10,295,000	10,295,000
Oaks Christian School, Series 2006, LOC: U.S. Bank N.A. 3.980% 05/01/33 (a)	10,600,000	10,600,000
CO Erie Certificates of Participation
Series 2005, LOC: KeyBank N.A. 4.010% 11/01/35 (a)	4,290,000	4,290,000
CO Harvest Junction Metropolitan District
Series 2006, LOC: U.S. Bank N.A. 4.020% 12/01/36 (a)	4,000,000	4,000,000
CO Health Facilities Authority
Plan de Salud Del Valle, Series 2005, LOC: KeyBank N.A. 4.010% 06/01/30 (a)	10,700,000	10,700,000
Series 2006 A, LOC: U.S. Bank N.A. 4.000% 07/01/32 (a)	8,260,000	8,260,000
CO Housing & Finance Authority
Series 2006, LOC: Wells Fargo Bank N.A. 3.950% 05/01/19 (a)	5,000,000	5,000,000
CO Kipling Ridge Metropolitan District
Series 2005, LOC: U.S. Bank N.A. 4.000% 12/01/23 (a)	8,170,000	8,170,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A.
4.000% 12/01/22 (a)	2,995,000	2,995,000
CO Pitkin County Industrial Development Revenue
Refunding, Aspen Skiing Co. Project, Series 1994 A, LOC: JPMorgan Chase Bank 3.960% 04/01/16 (a)	16,400,000	16,400,000
CO Westminster Economic Development Authority
Series 2005, LOC: DEPFA Bank PLC 4.010% 12/01/28 (a)	5,690,000	5,690,000

See Accompanying Notes to Financial Statements.
3

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax Increment Revenue, Series 2005, LOC: DEPFA Bank PLC 4.010% 12/01/28 (a)	9,050,000	9,050,000
Colorado Total		231,409,648
Connecticut – 0.1%
CT Special Tax Obligation Revenue
Series 2001 B, Insured: FSA 5.000% 10/01/07	5,000,000	5,005,995
Connecticut Total		5,005,995
Delaware – 3.7%
DE BB&T Municipal Trust
Series 2007, LIQ FAC: Branch Banking & Trust: 4.040% 04/01/22 (a)	18,555,000	18,555,000
4.040% 06/01/22 (a)	11,215,000	11,215,000
4.040% 08/15/26 (a)	106,965,000	106,965,000
DE Eagle Tax-Exempt Trust
Series 2001 A, Insured: MBIA, LIQ FAC: Citibank N.A. 4.040% 05/15/26 (a)	18,700,000	18,700,000
DE GS Pool Trust
Series 2006, LIQ FAC: Goldman Sachs 4.050% 01/01/28 (a)	3,615,000	3,615,000
DE Kent County Revenue
Charter School, Inc., Series 2002, LOC: Wachovia Bank N.A. 4.020% 11/01/22 (a)	3,825,000	3,825,000
DE Lehman Municipal Trust Receipts
Series 2007, LIQ FAC: Lehman Liquidity Co. 4.190% 07/01/42 (a)	60,335,000	60,335,000
DE New Castle County Student Housing Revenue
Series 2005, LOC: Bank of New York 4.030% 08/01/31 (a)	12,515,000	12,515,000
Delaware Total		235,725,000

	Par ($)	Value ($)
District of Columbia – 0.3%
DC Deutsche Bank Spears/Lifers Trust
Series 2007, Insured: FGIC, LIQ FAC: Deutsche Bank 4.030% 06/01/36 (a)	5,070,000	5,070,000
DC Eclipse Funding Trust
Series 2006, Insured: AMBAC, LIQ FAC: U.S. Bank N.A. 4.050% 10/01/31 (a)	15,335,000	15,335,000
District of Columbia Total		20,405,000
Florida – 3.3%
FL Alachua County Health Facilities Authority
Meridian Behavioral Income, Series 2003, LOC: Wachovia Bank N.A. 4.020% 07/01/18 (a)	3,300,000	3,300,000
FL Development Finance Corp.
Central Florida Community College Foundation, Series 2003 A-1, LOC: SunTrust Bank 4.120% 06/01/23 (a)	1,755,000	1,755,000
FL Eclipse Funding Trust
Series 2007, Insured: FGIC, LIQ FAC: U.S. Bank N.A. 4.000% 10/01/28 (a)	20,935,000	20,935,000
FL Fiu Athletics Finance Corp.
Series 2007 A, LOC: Regions Bank 3.980% 03/01/33 (a)	14,000,000	14,000,000
FL Gulf Breeze
Series 1985 B, Insured: FGIC, SPA: Dexia Public Finance Bank 3.970% 12/01/20 (a)	6,700,000	6,700,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc., Series 2005, LOC: Regions Bank 3.970% 12/02/30 (a)	19,635,000	19,635,000

See Accompanying Notes to Financial Statements.
4

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Housing Finance Corp.
Multi-Family Housing Revenue, Series 2000, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 4.120% 04/01/30 (a)	16,480,000	16,480,000
FL Jacksonville Economic Development Commission
Methodist Medical Center, Series 2005, LOC: SunTrust Bank 4.000% 10/01/15 (a)	11,500,000	11,500,000
FL Jacksonville Industrial Development Revenue
Series 1993, LOC: Northern Trust Co. 3.970% 07/01/13 (a)	800,000	800,000
FL Lee County Industrial Development Authority
Hope of Southwest Florida, Inc., Series 2004, LOC: SunTrust Bank 4.000% 10/01/23 (a)	16,590,000	16,590,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community, Series 2002, LOC: Northern Trust Co. 3.970% 04/01/32 (a)	5,695,000	5,695,000
FL Miami-Dade County
Series 2006, Insured: FGIC, LOC: Citibank N.A. 4.040% 07/01/33 (a)	9,900,000	9,900,000
FL Orange County Health Facilities Authority
Orlando Regional Healthcare, Series 2007 B, Insured: FGIC, SPA: Dexia Credit Local 4.000% 10/01/41 (a)	44,100,000	44,100,000
FL Palm Beach County School Board
Series 2007 A, Insured: FGIC, LIQ FAC: Bayerische Landesbank 4.020% 08/01/31 (a)	10,985,000	10,985,000
FL Sunshine State Governmental Financing Commission
3.710% 10/04/07	22,137,000	22,137,000

	Par ($)	Value ($)
FL Titusville City
Series 1995 A, LOC: SunTrust Bank 4.050% 01/01/25 (a)	3,500,000	3,500,000
Florida Total		208,012,000
Georgia – 4.3%
GA Albany Dougherty County Hospital Authority
Phoebe Putney Memorial Hospital, Series 2002, Insured: AMBAC, SPA: Regions Bank 3.980% 09/01/32 (a)	49,800,000	49,800,000
GA BB&T Municipal Trust
Series 2007, LIQ FAC: Branch Banking & Trust 4.010% 03/15/22 (a)	10,380,000	10,380,000
GA City of Atlanta Tax Allocation
Series 2006, LIQ FAC: AIG Global Real Estate, LOC: Wachovia Bank N.A. 4.040% 12/01/24 (a)	29,000,000	29,000,000
GA Clayton County Housing Authority
Multi-Family Housing Revenue: Series 1990 A, Insured: FSA 4.030% 01/01/21 (a)	5,300,000	5,300,000
Series 1990 B, Insured: FSA 4.030% 01/01/21 (a)	3,690,000	3,690,000
Series 1990 C, Insured: FSA 4.030% 01/01/21 (a)	6,955,000	6,955,000
Series 1990 D, Insured: FSA 4.030% 01/01/21 (a)	2,215,000	2,215,000
Series 1990 F, Insured: FSA 4.030% 01/01/21 (a)	3,945,000	3,945,000
GA Cobb County Development Authority
North Cobb Christian School, Series 1998 A, LOC: Branch Banking & Trust 3.980% 03/01/22 (a)	6,325,000	6,325,000
YMCA of Cobb County, Series 2003, LOC: Branch Banking & Trust Co. 3.980% 12/01/25 (a)	2,665,000	2,665,000

See Accompanying Notes to Financial Statements.
5

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Cobb County Hospital Authority
Cobb Hospital, Inc., Series 2004, LOC: SunTrust Bank 3.970% 04/01/34 (a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc., Series 2004, LOC: Columbus Bank & Trust 4.020% 12/01/33 (a)	5,835,000	5,835,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc., Series 2000 A, LOC: Columbus Bank & Trust 4.010% 01/01/31 (a)	9,760,000	9,760,000
GA DeKalb County Hospital Authority
DeKalb Medical Center, Inc., Series 2003 B, Insured: FSA, SPA: Wachovia Bank N.A. 3.990% 09/01/31 (a)	25,065,000	25,065,000
GA Douglas County Development Authority
Colonial Hills School Property, Series 2004, LOC: Branch Banking & Trust 3.980% 06/01/24 (a)	2,790,000	2,790,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School, Series 2005, LOC: Branch Banking & Trust 3.980% 08/01/35 (a)	5,000,000	5,000,000
Weber School, Series 2006, LOC: Branch Banking & Trust 3.980% 12/01/30 (a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
Series 2005, Insured: FGIC, LIQ FAC: Citibank N.A. 4.040% 01/01/35 (a)	1,650,000	1,650,000
GA Macon-Bibb County Hospital Authority
Central Georgia Senior Health, Series 2000, LOC: SunTrust Bank 4.000% 05/01/30 (a)	22,395,000	22,395,000

	Par ($)	Value ($)
GA Private Colleges & Universities Authority
Mercer University, Series 2006 C, LOC: Branch Banking & Trust Co. 4.040% 10/01/31 (a)	8,700,000	8,700,000
Series 2000, LIQ FAC: Societe Generale 4.020% 11/01/30 (a)	34,435,000	34,435,000
GA State
Series 2006, LIQ FAC: Wells Fargo Bank N.A. 4.010% 10/01/26 (a)	5,380,000	5,380,000
Georgia Total		270,485,000
Hawaii – 0.3%
HI Department Budget & Finance
Series 2006 4G, LIQ FAC: Goldman Sachs 4.010% 07/01/30 (a)	8,000,000	8,000,000
HI Honolulu City & County
Series 2003, Insured: MBIA 4.030% 03/01/22 (a)	4,930,000	4,930,000
Series 2005 A, Insured: MBIA, LOC: Citibank N.A. 4.040% 07/01/24 (a)	5,525,000	5,525,000
Hawaii Total		18,455,000
Idaho – 0.1%
ID Boise County Housing Authority
Series 2002, LOC: KeyBank N.A. 4.060% 03/01/33 (a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
Series 2004 A, LOC: KeyBank N.A. 4.060% 03/01/24 (a)	6,555,000	6,555,000
Idaho Total		7,855,000
Illinois – 6.6%
IL ABN AMRO Munitops Certificate Trust
Series 2002, Insured: MBIA, SPA: ABN AMRO Bank 4.020% 12/01/10 (a)	22,345,000	22,345,000

See Accompanying Notes to Financial Statements.
6

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006: 4.020% 06/01/14 (a)	20,000,000	20,000,000
Insured: MBIA, SPA: ABN AMRO Bank 4.020% 06/30/14 (a)	12,180,000	12,180,000
IL Bolingbrook
Series 2004, LOC: Harris Trust & Savings Bank 3.950% 12/01/29 (a)	22,575,000	22,575,000
IL Chicago Board of Education
Series 2004 C-1, Insured: FSA, SPA: DEPFA Bank PLC 3.940% 03/01/31 (a)	26,740,000	26,740,000
Series 2004 E, Insured: FSA 4.020% 03/01/15 (a)	6,020,000	6,020,000
IL Chicago Tax Increment
Series 1997 A, LOC: Northern Trust Co. 4.070% 12/01/11 (a)	895,000	895,000
Series 1997 B, LOC: Northern Trust Co. 4.070% 12/01/14 (a)	1,480,000	1,480,000
IL Chicago
Series 2004 B-24, LOC: Wachovia Bank N.A. 4.020% 01/01/25 (a)	4,050,000	4,050,000
IL DeKalb Tax Increment Revenue
Series 2003, LOC: Northern Trust Co. 3.980% 01/01/13 (a)	3,365,000	3,365,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007, Insured: MBIA, LIQ FAC: Deutsche Bank AG 4.060% 06/15/35 (a)	8,325,000	8,325,000
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: American National Bank & Trust 4.090% 04/01/21 (a)	4,800,000	4,800,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 3.980% 08/01/26 (a)	11,000,000	11,000,000

	Par ($)	Value ($)
Bradley University, Series 2002, Insured: FGIC 4.020% 08/01/32 (a)	18,900,000	18,900,000
British Home for Retirement, Series 2001, LOC: LaSalle Bank N.A. 3.980% 11/01/27 (a)	7,980,000	7,980,000
Massachusetts Eye & Ear Associates, Inc., Series 1992, LOC: LaSalle Bank N.A. 3.980% 10/01/17 (a)	5,250,000	5,250,000
Sinai Community Institute, Inc., Series 1997, LOC: LaSalle Bank N.A. 3.980% 03/01/22 (a)	5,000,000	5,000,000
Village Oak Park Residence Corp., LOC: LaSalle Bank N.A. 3.980% 07/01/41 (a)	3,675,000	3,675,000
IL Educational Facilities Authority
Beverly Arts Center, Series 2003, LOC: Fifth Third Bank 4.010% 10/01/28 (a)	5,015,000	5,015,000
St. Xavier University, Series 2002 A, LOC: LaSalle Bank N.A. 4.000% 10/01/32 (a)	4,300,000	4,300,000
IL Finance Authority Revenue
Alexian Brothers Health System, Series 2005 C, Insured: FSA, SPA: Harris Bank 3.930% 01/01/18 (a)	18,550,000	18,550,000
Benedictine University, Series 2006, LOC: National City Bank 4.030% 03/01/26 (a)	6,400,000	6,400,000
OSF Healthcare System: Series 2007 E, Insured: FSA, SPA: JPMorgan Chase Bank 3.980% 11/15/37 (a)	64,000,000	64,000,000
Series 2007 F, Insured: FSA, SPA: National City Bank 3.980% 11/15/37 (a)	21,000,000	21,000,000

See Accompanying Notes to Financial Statements.
7

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2007 B, Insured: XLCA, SPA: National City Bank 4.020% 08/01/37 (a)	25,000,000	25,000,000
IL Health Facilities Authority
Glenkirk, Series 1997, LOC: Glenview State Bank, LOC: LaSalle National Bank 4.050% 02/15/21 (a)	1,845,000	1,845,000
University of Chicago Hospitals, Series 1998, Insured: MBIA, SPA: Bank One Illinois N.A. 3.960% 08/01/26 (a)	4,000,000	4,000,000
IL Macon County
Millikin University, Series 2001, LOC: National City Bank 4.030% 10/01/31 (a)	455,000	455,000
IL Marion Special Services Area No. 2
Series 2002, LOC: U.S. Bank N.A. 4.050% 01/01/22 (a)	6,730,000	6,730,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village, Series 2006, LOC: U.S. Bank N.A. 4.000% 02/01/31 (a)	9,945,000	9,945,000
IL Niles
Notre Dame Homes for Boys, Series 2001, LOC: LaSalle Bank N.A. 3.980% 03/01/31 (a)	5,800,000	5,800,000
IL Oak Forest
Series 1989, LOC: Fifth Third Bank 3.990% 07/01/24 (a)	18,900,000	18,900,000
IL Peoria Heights Ltd. Obligation Revenue
Series 2001, LOC: National City Bank 4.080% 09/01/36 (a)	2,580,000	2,580,000
IL Schaumburg City
Series 2004, Insured: FGIC, LIQ FAC: Citibank N.A. 4.040% 12/01/41 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
IL State
Series 2003, Insured: FSA, LIQ FAC: Citigroup Global Markets 4.030% 12/01/20 (a)	2,315,000	2,315,000
Series 2004 445, 4.030% 12/15/15 (b)	6,975,000	6,975,000
Series 2004 563, Insured: AMBAC, LOC: JPMorgan Chase Bank 4.030% 11/01/12 (a)	3,155,000	3,155,000
IL Toll Highway Authority
Toll Highway Revenue, Series 2005 R-4073, Insured: FSA, LIQ FAC: Citibank N.A. 4.030% 01/01/23 (a)	3,685,000	3,685,000
IL Will & Kendall Counties Community Construction School District No. 202
Series 2003, Insured: FGIC, LIQ FAC: Citigroup Global Markets 4.030% 01/01/23 (a)	5,410,000	5,410,000
IL Will County Community School District No. 161 Summit Hill
Series 2005, Insured: FGIC, LIQ FAC: Merrill Lynch Capital Services 4.060% 01/01/25 (a)	14,780,000	14,780,000
Illinois Total		420,420,000
Indiana – 1.6%
IN Angola Educational Facilities Revenue
Tri-State University, Inc., Series 2004, LOC: Fifth Third Bank 4.010% 09/01/15 (a)	800,000	800,000
IN Bond Bank
Series 2003 II-R-2079, Insured: MBIA, LIQ FAC: Citigroup Global Markets 4.030% 09/01/21 (a)	2,400,000	2,400,000
IN Development Finance Authority
Indiana University Foundation, Series 1998, LOC: National City Bank 3.990% 08/01/18 (a)	5,300,000	5,300,000

See Accompanying Notes to Financial Statements.
8

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Rehabilitation Center, Inc., Series 2002, LOC: Old National Bank 4.050% 07/01/17 (a)	1,750,000	1,750,000
IN Elkhart County
Hubbard Hill Estates, Inc., Series 2001, LOC: Fifth Third Bank 4.010% 11/01/21 (a)	2,490,000	2,490,000
IN Finance Authority
University of Indiana, Series 2006, LOC: KeyBank N.A. 4.060% 07/01/36 (a)	10,000,000	10,000,000
IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese, Series 1998, LOC: Fifth Third Bank 4.020% 09/01/23 (a)	5,180,000	5,180,000
IN Health Facility Financing Authority
Community Hospital of Indiana, Series 2005 B, LOC: National City Bank 4.030% 05/01/35 (a)	18,700,000	18,700,000
Southern Indiana Rehab Hospital, Series 2001, LOC: Bank One Kentucky 3.990% 04/01/20 (a)	2,000,000	2,000,000
Union Hospital, Inc., Series 2002, LOC: Fifth Third Bank 4.010% 09/01/27 (a)	5,105,000	5,105,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc., Series 2004, LOC: U.S. Bank N.A. 4.050% 02/15/24 (a)	1,735,000	1,735,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2002, Insured: MBIA, SPA: Bank One N.A. 3.920% 02/01/20 (a)	32,520,000	32,520,000

	Par ($)	Value ($)
IN New Albany Economic Development Revenue
YMCA of Southern Indiana, Series 2006, LOC: Regions Bank 3.980% 09/01/28 (a)	4,105,000	4,105,000
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross, Series 1997, LOC: Allied Irish Bank PLC 4.010% 09/01/17 (a)	3,880,000	3,880,000
IN Transportation Finance Authority
Series 2004, Insured: FGIC, SPA: Wachovia Bank N.A. 4.020% 06/01/28 (a)	5,000,000	5,000,000
Indiana Total		100,965,000
Iowa – 0.2%
IA Evansdale
Series 2005, LOC: Wells Fargo Bank N.A. 4.000% 09/01/30 (a)	5,000,000	5,000,000
IA Higher Education Loan Authority
American Institute of Business, Series 1998, LOC: Wells Fargo Bank N.A. 4.050% 11/01/13 (a)	1,105,000	1,105,000
University of Dubuque, Series 2007, LOC: Northern Trust Co. 3.980% 04/01/35 (a)	5,000,000	5,000,000
Iowa Total		11,105,000
Kansas – 0.3%
KS Wichita City Hospital Revenue
Series 2005, Insured: MBIA 4.030% 10/01/10 (a)	16,220,000	16,220,000
Kansas Total		16,220,000
Kentucky – 2.3%
KY Breckinridge County
Series 2002 A, LOC: U.S. Bank N.A. 3.960% 02/01/32 (a)	19,185,000	19,185,000

See Accompanying Notes to Financial Statements.
9

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Christian County Associates of Leasing Trust
Series 2007 A, LOC: U.S. Bank N.A. 3.960% 04/01/37 (a)	30,200,000	30,200,000
Series 2007 B, LOC: U.S. Bank N.A. 3.960% 08/01/37 (a)	18,100,000	18,100,000
KY Christian County Industrial Building Revenue
Audubon Area Community Services, Series 2004, LOC: Branch Banking & Trust 3.980% 01/01/29 (a)	1,600,000	1,600,000
KY Economic Development Finance Authority
Baptist Convalescent Center, Series 1999, LOC: Fifth Third Bank 3.970% 12/01/19 (a)	4,200,000	4,200,000
Goodwill Industries, Series 2003, LOC: Branch Banking & Trust 3.980% 08/01/23 (a)	8,875,000	8,875,000
Harrison Memorial Hospital, Series 2005, LOC: Fifth Third Bank 4.010% 11/01/35 (a)	8,000,000	8,000,000
KY Lexington Fayette Urban County Government
Roman Catholic Lexington: Series 2005 A, LOC: Fifth Third Bank 4.010% 10/01/32 (a)	6,300,000	6,300,000
Series 2005 B, LOC: Fifth Third Bank 4.010% 10/01/32 (a)	4,735,000	4,735,000
Series 2003 B, LOC: Fifth Third Bank 4.010% 09/01/22 (a)	4,400,000	4,400,000
Series 2003, LOC: Fifth Third Bank 4.010% 05/01/25 (a)	3,060,000	3,060,000
YMCA of Central Kentucky, Series 1999, LOC: Bank One Kentucky N.A. 3.970% 07/01/19 (a)	1,540,000	1,540,000
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 4.010% 06/01/34 (a)	5,004,000	5,004,000

	Par ($)	Value ($)
KY Richmond City
Series 2006 A, LOC: U.S. Bank N.A. 4.010% 03/01/36 (a)	19,915,000	19,915,000
KY Wilmore Industrial Building Revenue
Series 2006, LOC: Regions Bank 3.980% 08/01/31 (a)	7,915,000	7,915,000
Kentucky Total		143,029,000
Louisiana – 1.8%
LA Bank of New York Municipal Certificates Trust
Series 2007-7, LOC: Bank of New York, SPA: Bank of New York 4.100% 06/24/22 (a)	6,000,000	6,000,000
LA Jefferson Sales Tax District
Series 2005, Insured: AMBAC 3.700% 12/01/17 (a)	5,130,000	5,130,000
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart, Series 2004, LOC: Whitney National Bank, LOC: SunTust Bank 4.070% 01/01/24 (a)	4,000,000	4,000,000
LA New Orleans Aviation Board
Series 1993 B, Insured: MBIA, LOC: Dexia Credit Local 4.050% 08/01/16 (a)	21,135,000	21,135,000
LA Offshore Terminal Authority
Loop LLC, Series 2007 A, LOC: SunTrust Bank 4.020% 09/01/27 (a)	27,000,000	27,000,000
LA Public Facilities Authority
Series 2004, Insured: MBIA, LIQ FAC: Landesbank Hessen-Thuringen 3.700% 07/01/24 (a)	7,995,000	7,995,000
The Glen Retirement System, Series 2001, LOC: AmSouth Bank 3.990% 09/01/16 (a)	2,810,000	2,810,000

See Accompanying Notes to Financial Statements.
10

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Tiger Athletic Foundation, Series 1999, LOC: Regions Bank 3.970% 09/01/28 (a)	36,200,000	36,200,000
LA Upper Pontalba Building Restoration Corp.
Series 1996, LOC: Bank One N.A. 4.220% 12/01/16 (a)	3,625,000	3,625,000
Louisiana Total		113,895,000
Maine – 0.1%
ME Finance Authority
Erskine Academy, Series 2004, LOC: KeyBank N.A. 4.060% 12/01/20 (a)	1,450,000	1,450,000
ME Health & Higher Educational Facilities Authority
Series 2003, Insured: FSA 4.090% 07/01/11 (a)	2,685,000	2,685,000
Maine Total		4,135,000
Maryland – 0.5%
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore, Series 2004, LOC: Branch Banking & Trust 3.980% 07/01/24 (a)	3,595,000	3,595,000
MD Community Development Administration Multifamily Housing Revenue
Series 2006 M, 3.670% 09/12/07	13,000,000	13,000,000
MD Howard County
3.950% 09/07/07	12,200,000	12,200,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance, Series 2006, LOC: Branch Banking & Trust 3.980% 09/01/26 (a)	4,425,000	4,425,000
Maryland Total		33,220,000

	Par ($)	Value ($)
Massachusetts – 2.6%
MA Development Finance Agency
Linden Ponds, Inc., Series 2007 B, LOC: Sovereign Bank FSB, LOC: Fortis Bank SA 4.040% 11/01/42 (a)	15,000,000	15,000,000
MA Health & Educational Facilities Authority
Boston University, Series 1985, LOC: State Street Bank & Trust Co. 3.840% 12/01/29 (a)	6,500,000	6,500,000
Series 2004 PT-911, Insured: AMBAC, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 4.010% 03/25/11 (a)	6,175,000	6,175,000
MA Lehman Municipal Trust Receipts
Series 2007: Insured: FGIC, LIQ FAC: Lehman Liquidity Co. 3.651% 05/01/37 (a)	3,500,000	3,500,000
LIQ FAC: Lehman Liquidity Co. 3.651% 11/01/25 (a)	27,000,000	27,000,000
MA State
Series 2000 A, SPA: Landesbank Baden-Wurttemberg 3.930% 12/01/30 (a)	1,615,000	1,615,000
Series 2000, LIQ FAC: Deutsche Bank A.G. 4.040% 08/01/11 (a)	5,550,000	5,550,000
Series 2006 B-06, Insured: FGIC, SPA: Wachovia Bank N.A. 4.020% 08/01/21 (a)	3,965,000	3,965,000
Series 2007 A, Insured: AMBAC, LIQ FAC: Societe Generale 3.950% 08/01/37 (a)	40,750,000	40,750,000
MA University Building Authority
Series 2006, Insured: AMBAC, SPA: DEPFA Bank PLC 3.920% 11/01/34 (a)	50,215,000	50,215,000

See Accompanying Notes to Financial Statements.
11

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
MA Water Resources Authority
Series 2006, SPA: Merrill Lynch Capital Services 4.050% 08/01/41 (a)	6,680,000	6,680,000
Massachusetts Total		166,950,000
Michigan – 5.4%
MI ABN AMRO Munitops Certificates Trust
Series 2002, Insured: FGIC, SPA: ABN AMRO Bank 4.000% 11/01/10 (a)	8,000,000	8,000,000
Series 2003-3, Insured: MBIA, SPA: ABN AMRO Bank 4.000% 01/01/11 (a)	48,965,000	48,965,000
MI Building Authority
Series 2003, Insured: MBIA 4.030% 10/15/18 (a)	4,155,000	4,155,000
Series 2006, Insured: FGIC, LOC: Merrill Lynch Capital Services 4.070% 10/15/28 (a)	35,005,000	35,005,000
MI Clinton County Economic Development Corp.
Clinton Area Care Center, Inc., Series 1999, LOC: Citizens Bank, LOC: Northern Trust Co. 4.000% 02/01/21 (a)	9,185,000	9,185,000
MI Detroit School District
Series 2005, Insured: FSA, LIQ FAC: Deutsche Bank AG 4.020% 05/01/30 (a)	10,955,000	10,955,000
Series 2006, Insured: FGIC, LIQ FAC: Citigroup Financial Products 4.030% 05/01/33 (a)	3,475,000	3,475,000
MI Detroit Water Supply Systems
Series 2001 C, Insured: FGIC, SPA: DEPFA Bank PLC 3.900% 07/01/29 (a)	15,850,000	15,850,000

	Par ($)	Value ($)
MI Fremont Hospital Finance Authority
Gerber Memorial Health Services, Series 2002, LOC: Fifth Third Bank 4.010% 11/01/27 (a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
Series 2004, LOC: Fifth Third Bank 4.010% 05/01/23 (a)	720,000	720,000
MI Grand Valley
State University Revenue: Series 2001 B, Insured: FGIC, SPA: Bank One N.A. 4.020% 06/01/27 (a)	20,730,000	20,730,000
Series 2003, Insured: XLCA, SPA: Fifth Third Bank 4.020% 09/01/28 (a)	21,750,000	21,750,000
Series 2005, Insured: XLCA, SPA: Depfa Bank PLC 4.020% 12/01/25 (a)	19,460,000	19,460,000
MI Higher Education Facilities Authority
Davenport University, Series 2004, LOC: Fifth Third Bank 3.990% 06/01/34 (a)	14,345,000	14,345,000
Hope College: Series 2002 B, LOC: Fifth Third Bank 4.030% 04/01/32 (a)	9,065,000	9,065,000
Series 2004, LOC: Bank One N.A 4.030% 04/01/34 (a)	9,110,000	9,110,000
MI Hospital Finance Authority
Series 2003, LOC: Fifth Third Bank 4.030% 12/01/32 (a)	8,100,000	8,100,000
MI Lehman Municipal Trust Receipts
Series 2006, Insured: FSA, LIQ FAC: Lehman Liquidity Co. 4.200% 07/01/32 (a)	6,840,000	6,840,000
MI Municipal Bond Authority
Series 2007 B-1, 4.500% 08/20/08	40,000,000	40,305,639

See Accompanying Notes to Financial Statements.
12

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
MI Oakland County Economic Development Corp.
Pontiac Vision Schools, Series 2000, LOC: Allied Irish Banks PLC 3.970% 08/01/20 (a)	7,155,000	7,155,000
MI Public Educational Facility Authority
West Michigan Academy, Series 2003, LOC: Fifth Third Bank 4.010% 12/01/18 (a)	2,035,000	2,035,000
MI State
Series 2006, LOC: DEPFA Bank PLC 4.250% 09/28/07	40,000,000	40,015,964
Michigan Total		340,261,603
Minnesota – 0.5%
MN Community Development Agency
Series 1995 A, LOC: U.S. Bank N.A. 4.020% 10/01/24 (a)	4,590,000	4,590,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B, LOC: U.S. Bank N.A. 3.950% 10/01/35 (a)	2,705,000	2,705,000
MN State
Series 2006, LIQ FAC: Merrill Lynch Capital Services 4.040% 11/01/23 (a)	21,315,000	21,315,000
Minnesota Total		28,610,000
Mississippi – 1.2%
MS Business Finance Commission
Petal Gas Storage LLC, Series 2007, LOC: SunTrust Bank 4.150% 08/01/34 (a)	23,750,000	23,750,000
MS Business Finance Corp.
Belhaven College, Series 2004, LOC: First Tennessee Bank 4.050% 07/01/24 (a)	4,400,000	4,400,000
Gulf Ship LLC, Series 2006, LOC: Regions Bank 3.970% 06/01/26 (a)	14,250,000	14,250,000

	Par ($)	Value ($)
Mississippi College, Series 2003, LOC: AmSouth Bank 3.980% 07/01/23 (a)	15,000,000	15,000,000
MS Lehman Municipal Trust Receipts
Series 2006, LIQ FAC: Lehman Liquidity Co. 4.230% 11/01/26 (a)	12,640,000	12,640,000
MS University Educational Building Corp.
Series 2000, Insured: MBIA, SPA: AmSouth Bank 3.990% 10/01/20 (a)	7,195,000	7,195,000
Mississippi Total		77,235,000
Missouri – 0.8%
MO Desloge Industrial Development Authority
National Health Corp., Series 1989, LOC: Regions Bank 3.800% 12/01/10 (a)	1,120,000	1,120,000
MO Development Finance Board
Series 2003, LOC: U.S. Bank N.A. 3.980% 06/01/33 (a)	2,430,000	2,430,000
Southeast Missouri State University, Series 2003 B, LOC: U.S. Bank N.A. 3.930% 10/01/23 (a)	18,260,000	18,260,000
MO Dunklin County Industrial Development Authority
National Health Corp., Series 1989, LOC: Regions Bank 3.800% 12/01/10 (a)	1,105,000	1,105,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue, Timberlane Village Associates, Series 1986, LOC: UBS AG 4.020% 06/01/27 (a)	18,400,000	18,400,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521, Insured: FSA, LOC: Merrill Lynch Capital Services 4.070% 01/01/30 (a)	8,300,000	8,300,000
Missouri Total		49,615,000

See Accompanying Notes to Financial Statements.
13

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Nebraska – 1.6%
NE Elementary & Secondary School Finance Authority
Wider Omaha Lutheran School Association, Series 2004 B, LOC: PNC Bank N.A. 4.030% 09/01/29 (a)	3,625,000	3,625,000
NE Lancaster County Hospital Authority No. 1
Bryanlgh Medical Center, Series 2002, insured: AMBAC, SPA: U.S. Bank N.A. 3.980% 06/01/18 (a)	19,690,000	19,690,000
NE Public Power Generation Agency
Series 2007 A, Insured: AMBAC, LIQ FAC: Bayerische Landesbank 4.020% 01/01/41 (a)	78,910,000	78,910,000
Nebraska Total		102,225,000
Nevada – 0.7%
NV Eclipse Funding Trust
Series 2006, Insured: AMBAC, LIQ FAC: U.S. Bank N.A. 4.050% 07/01/35 (a)	13,120,000	13,120,000
NV Henderson
Series 2004, Insured: FGIC 4.060% 06/01/24 (a)	8,570,000	8,570,000
NV Las Vegas Valley Water District
Series 2006, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank & Co. 4.030% 06/01/13 (a)	3,290,000	3,290,000
NV Reno Sales Tax Revenue
Series 2006 3G, LIQ FAC: Goldman Sachs 4.010% 06/01/21 (a)	5,825,000	5,825,000
NV Reset Optional Certificates Trust II-R
Series 2006, Insured: AMBAC, LIQ FAC: Citigroup Financial Products 4.040% 11/01/26 (a)	4,355,000	4,355,000

	Par ($)	Value ($)
NV System of Higher Education
Series 2005, Insured: AMBAC, LIQ FAC: Deutsche Bank A.G. 4.090% 07/01/30 (a)	7,520,000	7,520,000
NV Washoe County School District
Series 2003, Insured: FGIC, LIQ FAC: Citigroup Global Markets 4.030% 06/01/20 (a)	3,950,000	3,950,000
Nevada Total		46,630,000
New Hampshire – 0.3%
NH Health & Education Facilities Authority
Series 2004 A, LOC: Citizens Bank 4.040% 12/01/34 (a)	5,000,000	5,000,000
United Church of Christ Retirement Community Inc., Series 2006 B, LOC: Citizens Bank 3.950% 01/01/30 (a)	10,000,000	10,000,000
NH Manchester Housing Authority
Series 1990 A, LOC: PNC Bank N.A. 4.060% 06/15/15 (a)	4,300,000	4,300,000
New Hampshire Total		19,300,000
New Jersey – 0.2%
NJ Municipal Securities Trust Certificates
Series 2006 A, Insured: AMBAC, LIQ FAC: Bear Stearns Capital Markets 4.030% 11/07/30 (a)	10,305,000	10,305,000
New Jersey Total		10,305,000
New Mexico – 1.1%
NM Bernalillo County
Series 2006, 4.000% 12/14/07	10,000,000	10,008,233
NM Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
4.020% 06/01/36 (a)	9,280,000	9,280,000
NM Finance Authority
Series 2004,
Insured: MBIA
4.060% 12/15/11 (a)	19,495,000	19,495,000

See Accompanying Notes to Financial Statements.
14

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 B,
Insured: FSA,
SPA: Citibank N.A.
3.950% 08/01/30 (a)	33,530,000	33,530,000
New Mexico Total		72,313,233
New York – 2.9%
NY ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: FSA
3.620% 01/15/12 (a)	11,190,000	11,190,000
NY Bank of New York Municipal Certificates Trust
Series 2007,
Insured: MBIA,
SPA: Bank of New York
3.720% 02/15/36 (a)	17,150,000	17,150,000
NY Dormitory Authority Revenue
Series 2003 H,
SPA: JPMorgan Chase Bank
3.980% 02/15/31 (a)	8,265,000	8,265,000
NY Housing Finance Agency
BPC Green LLC,
Series 2003 A,
LOC: Landesbank Hessen-Thuringen
3.920% 11/01/36 (a)	25,380,000	25,380,000
NY Nassau County Tobacco Settlement Corp.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.040% 06/01/46 (a)	2,037,000	2,037,000
NY New York City
Series 2002 C-4,
LOC: BNP Paribas
3.920% 08/01/20 (a)	30,800,000	30,800,000
Series 2004 H-3,
LOC: Bank of New York
3.880% 03/01/34 (a)	26,365,000	26,365,000
NY Rockland County
Series 2007,
4.000% 12/20/07	9,000,000	9,008,115
NY Tobacco Settlement Financing Authority
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.080% 06/01/20 (a)	45,855,000	45,855,000

	Par ($)	Value ($)
NY TSASC, Inc.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.040% 06/01/42 (a)	7,855,000	7,855,000
New York Total		183,905,115
North Carolina – 4.3%
NC Burke County Development Authority
3.890% 09/05/07	15,000,000	15,000,000
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College,
Series 2001,
LOC: Branch Banking & Trust Co.
3.980% 07/01/19 (a)	4,800,000	4,800,000
Campbell University,
Series 2004,
LOC: Branch Banking & Trust Co.
3.980% 10/01/24 (a)	5,360,000	5,360,000
The Raleigh School,
Series 2006,
LOC: Branch Banking & Trust Co.
3.980% 09/01/31 (a)	4,000,000	4,000,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.980% 09/01/35 (a)	7,740,000	7,740,000
Charlotte Stonehaven LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.980% 09/01/35 (a)	9,475,000	9,475,000
NC Charlotte-Mecklenburg Hospital Authority
Mercy Hospital, Inc.,
Series 2007,
Insured: AMBAC,
SPA: Bayerische Landesbank
3.950% 01/15/38 (a)	79,315,000	79,315,000
NC City of Charlotte
Certificates of Participation,
Series 2006,
SPA: Merrill Lynch Capital Services
4.070% 08/01/18 (a)	12,760,000	12,760,000

See Accompanying Notes to Financial Statements.
15

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA,
Series 2007,
LOC: Brank Banking & Trust Co.
3.980% 06/01/32 (a)	10,680,000	10,680,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005,
LOC: Branch Banking & Trust Co.
3.980% 12/01/30 (a)	10,250,000	10,250,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002,
LOC: Branch Banking & Trust Co.
3.980% 02/01/23 (a)	2,605,000	2,605,000
NC Henderson County Hospital Revenue
Series 2001,
LOC: Branch Banking & Trust Co.
3.980% 10/01/21 (a)	12,745,000	12,745,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.930% 02/01/24 (a)	26,110,000	26,110,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001,
LOC: Branch Banking & Trust
3.980% 01/01/31 (a)	9,890,000	9,890,000
J. Arthur Dosher Memorial Hospital,
Series 1998,
LOC: Branch Banking & Trust Co.
3.980% 05/01/18 (a)	2,105,000	2,105,000
Rutherford Hospital, Inc.,
Series 2001,
LOC: Branch Banking & Trust Co.
3.980% 09/01/21 (a)	3,315,000	3,315,000
Southeastern Regional Medical Center,
LOC: Branch Banking & Trust
3.980% 06/01/37 (a)	3,250,000	3,250,000
United Methodist Retirement Homes,
Series 2005,
LOC: Branch Banking & Trust Co.
3.980% 10/01/35 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
Westcare, Inc.,
Series 2002 A,
LOC: Branch Banking & Trust Co.
3.980% 09/01/22 (a)	8,900,000	8,900,000
NC State
Series 2002 F,
SPA: Landesbank Hessen-Thuringen
3.850% 05/01/21 (a)	41,870,000	41,870,000
North Carolina Total		275,170,000
North Dakota – 0.3%
ND Grand Forks Health Care Facilities Revenue
Series 2004,
Insured: MBIA:
SPA: Landesbank Hessen-Thuringen
4.090% 07/21/09 (a)	5,845,000	5,845,000
SPA: Merrill Lynch Capital Services
4.060% 12/01/24 (a)	15,510,000	15,510,000
North Dakota Total		21,355,000
Ohio – 9.7%
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B,
LOC: Bank One N.A.
4.030% 11/01/34 (a)	45,325,000	45,325,000
OH Butler County Hospital Facilities Revenue
Series 2001,
Insured: FSA,
LIQ FAC: Landesbank Hessen-Thuringen
4.070% 07/15/29 (a)	29,495,000	29,495,000
OH Cambridge Hospital Facilities Revenue
Southeastern Regional Medical Center,
Series 2001,
LOC: National City Bank
4.030% 12/01/21 (a)	10,015,000	10,015,000
OH Clark County Health Care Facility
Western Reserve Masonic Community,
Series 2002,
Insured: AMBAC
4.000% 10/01/27 (a)	10,165,000	10,165,000

See Accompanying Notes to Financial Statements.
16

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Clark County Multi-Family Revenue
Masonic Retirement Village,
Series 2002,
Insured: AMBAC
4.000% 10/01/27 (a)	8,615,000	8,615,000
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art:
Series 2005 A,
4.020% 10/01/40 (a)	5,000,000	5,000,000
Series 2005 B,
SPA: JPMorgan Chase Bank
4.020% 10/01/40 (a)	15,000,000	15,000,000
Park Synagogue,
Series 2006,
LOC: U.S. Bank N.A.
4.030% 01/01/31 (a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004,
LOC: U.S. Bank N.A.
3.970% 03/01/34 (a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A.
3.970% 07/01/35 (a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001,
LOC: KeyBank N.A.
4.040% 01/01/32 (a)	11,400,000	11,400,000
Marymount Health Care Systems,
Series 2005,
LOC: KeyBank N.A.
3.980% 08/01/32 (a)	19,630,000	19,630,000
OH Cuyahoga County Hospital Revenue
Series 2006,
Insured: MBIA,
LIQ FAC: Bayerische Landesbank
4.010% 01/15/26 (a)	32,450,000	32,450,000
Sisters Charity Health Systems,
Series 2000,
LOC: National City Bank
4.030% 11/01/30 (a)	14,040,000	14,040,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005,
Insured: AMBAC,
SPA: National City Bank
3.970% 06/01/30 (a)	20,405,000	20,405,000

	Par ($)	Value ($)
OH Franklin County Hospital Revenue
Children's Hospital,
Series 2003,
Insured: AMBAC,
LOC: National City Bank
4.020% 11/01/33 (a)	31,000,000	31,000,000
Series 2002,
Insured: AMBAC,
LOC: National City Bank
4.020% 11/01/25 (a)	27,960,000	27,960,000
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A,
LOC: KeyBank N.A.
3.970% 06/01/35 (a)	4,300,000	4,300,000
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank
4.030% 09/01/30 (a)	12,025,000	12,025,000
Walsh University,
Series 2000 B,
LOC: Fifth Third Bank
4.220% 09/01/20 (a)	850,000	850,000
OH Higher Educational Facility Revenue
Series 2005,
LOC: National City Bank
4.030% 05/01/30 (a)	7,000,000	7,000,000
Tiffin University,
Series 2007,
LOC: National City Bank
4.030% 08/01/22 (a)	6,600,000	6,600,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank
4.010% 08/01/24 (a)	2,245,000	2,245,000
OH Lorain County Hospital Revenue
Series 2005,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
4.020% 11/01/21 (a)	28,785,000	28,785,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
4.030% 12/01/28 (a)	27,100,000	27,100,000

See Accompanying Notes to Financial Statements.
17

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 B,
LOC: Fifth Third Bank
4.040% 12/01/27 (a)	6,165,000	6,165,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank
4.030% 08/15/22 (a)	4,785,000	4,785,000
OH Montgomery County Economic Development Revenue
Series 1996,
LOC: National City Bank
3.970% 05/01/26 (a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
Genesis Healthcare System,
Series 2000,
LOC: National City Bank
4.030% 12/01/20 (a)	12,980,000	12,980,000
OH Parma City
Parma Community General Hospital,
Series 2006 C,
LOC: JPMorgan Chase Bank
4.030% 11/01/30 (a)	10,275,000	10,275,000
OH Parma Hospital Improvement Revenue
Parma Community General Hospital,
Series 2006 A,
LOC: JPMorgan Chase Bank
4.030% 11/01/29 (a)	9,280,000	9,280,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006,
LOC: Fifth Third Bank
3.980% 02/01/30 (a)	17,555,000	17,555,000
OH Stark County Port Authority Revenue
Series 2001,
LOC: JPMorgan Chase & Co.
4.220% 12/01/22 (a)	3,440,000	3,440,000
OH State
Series 2003 B,
3.920% 08/01/17 (b)	67,615,000	67,615,000
OH Summit County Port Authority
Series 2005,
LOC: National City Bank
4.080% 10/01/23 (a)	4,470,000	4,470,000
Summa Enterprise Group,
Series 2006,
LOC: Fifth Third Bank
4.020% 11/01/36 (a)	4,810,000	4,810,000

	Par ($)	Value ($)
OH University of Toledo
Series 2002,
Insured: FGIC,
SPA: U.S. Bank N.A.
3.980% 06/01/32 (a)	26,585,000	26,585,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000,
LOC: Fifth Third Bank
4.010% 08/01/20 (a)	1,580,000	1,580,000
Ohio Total		614,965,000
Oklahoma – 1.3%
OK Industries Authority
Amateur Softball Association,
Series 2002,
LOC: Bank One Oklahoma N.A.
4.220% 06/01/14 (a)	1,015,000	1,015,000
OK Tulsa County Industrial Authority Revenue
Series 2002 A,
LOC: BNP Paribas
3.940% 07/01/32 (a)	1,750,000	1,750,000
OK Turnpike Authority
Series 2006 B,
Insured: XLCA
3.900% 01/01/28 (a)	23,825,000	23,825,000
Series 2006 C,
Insured: XLCA
3.900% 01/01/28 (a)	48,500,000	48,500,000
Series 2006 D,
Insured: XLCA
3.950% 01/01/28 (a)	4,800,000	4,800,000
Oklahoma Total		79,890,000
Oregon – 0.1%
OR Homeowner Revenue
Series 2006,
SPA: Merrill Lynch Capital Services
4.070% 05/01/10 (a)	7,620,000	7,620,000
Oregon Total		7,620,000
Pennsylvania – 6.3%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A,
LOC: PNC Bank N.A.
3.970% 05/01/26 (a)	22,000,000	22,000,000

See Accompanying Notes to Financial Statements.
18

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003,
Insured: FGIC,
SPA: Landesbank Hessen-Thuringen
4.020% 10/01/19 (a)	28,965,000	28,965,000
University of Pittsburgh Medical Center:
Series 2005 B-1,
4.080% 12/01/16 (b)	12,064,000	12,064,000
Series 2005 B-2,
4.080% 12/01/35 (b)	21,508,000	21,508,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002,
LOC: PNC Bank N.A.
4.030% 06/01/22 (a)	2,550,000	2,550,000
PA Allegheny County Redevelopment Authority
Series 2001 A,
LOC: National City Bank
4.080% 11/01/19 (a)	2,700,000	2,700,000
PA Beaver County Industrial Development Authority
FirstEnergy Generation,
Series 2006 B,
LOC: Barclays Bank PLC
4.010% 12/01/41 (a)	32,405,000	32,405,000
FirstEnergy Generation,
Series 2006 C,
LOC: Barclays Bank PLC
3.990% 03/01/17 (a)	23,525,000	23,525,000
PA Delaware Valley Regional Financial Authority
Series 2004,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.020% 07/01/27 (a)	4,995,000	4,995,000
Series 2007 B,
LOC: Bayerische Landesbank
3.960% 06/01/42 (a)	19,800,000	19,800,000
PA Economic Development Financing Authority
JC Blair,
Series 2007 A-1,
LOC: National City Bank
4.030% 03/01/19 (a)	4,000,000	4,000,000
PA Emmaus General Authority
Series 1989 D,
LOC: DEPFA Bank PLC
3.950% 03/01/24 (a)	15,200,000	15,200,000
Series 1989 F-22,
LOC: DEPFA Bank PLC
3.950% 03/01/24 (a)	19,900,000	19,900,000

	Par ($)	Value ($)
Series 1989 G18,
LOC: DEPFA Bank PLC
3.950% 03/01/24 (a)	22,700,000	22,700,000
Series 1989 H-19,
LOC: DEPFA Bank PLC
3.950% 03/01/24 (a)	15,000,000	15,000,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA,
SPA: Dexia Credit Local
4.000% 03/01/34 (a)	1,790,000	1,790,000
Series 2002 B,
Insured: FSA,
SPA: Dexia Credit Local
4.000% 03/01/34 (a)	11,205,000	11,205,000
PA Higher Educational Facilities Authority
Series 2005,
LOC: Sovereign Bank
3.980% 11/01/36 (a)	8,000,000	8,000,000
PA Lackawanna County
Series 2006 A,
LOC: PNC Bank N.A.
3.970% 09/01/29 (a)	20,000,000	20,000,000
PA Philadelphia Authority for Industrial Development
Series 2003,
Insured: FSA,
SPA: Merrill Lynch Services Capital
4.020% 10/01/10 (a)	10,275,000	10,275,000
Series 2007 A-1,
LOC: Citizens Bank of PA
3.950% 07/01/37 (a)	13,275,000	13,275,000
PA Philadelphia Gas Works Revenue
3.950% 09/04/07	41,600,000	41,600,000
Series 2003,
Insured: FSA,
SPA: Merrill Lynch Services Capital
4.050% 08/01/31 (a)	5,000,000	5,000,000
Series 2006,
Insured: FSA
3.950% 08/01/31 (a)	24,200,000	24,200,000
PA Philadelphia
Series 2006,
Insured: CIFG,
LIQ FAC: Bayerische Landesbank
4.030% 08/01/22 (a)	10,630,000	10,630,000

See Accompanying Notes to Financial Statements.
19

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home,
Series 2006 S,
LOC: PNC Bank N.A.
4.040% 01/01/37 (a)	5,000,000	5,000,000
Pennsylvania Total		398,287,000
Puerto Rico – 2.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products
4.030% 12/27/08 (a)	50,080,000	50,080,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.980% 07/01/41 (a)	99,110,000	99,110,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
4.030% 09/03/09 (a)	8,395,000	8,395,000
Puerto Rico Total		157,585,000
Rhode Island – 0.3%
RI Health & Educational Building Corp.
Brown University,
Series 2001 B,
3.900% 09/01/32 (b)	21,780,000	21,780,000
Rhode Island Total		21,780,000
South Carolina – 1.8%
SC ABN AMRO Munitops Certificates Trust
Series 2003,
Insured: FSA
4.020% 03/01/11 (a)	23,515,000	23,515,000
SC Cherokee County Industrial Development Revenue
Newark Electronics Corp.,
Series 1985,
LOC: LaSalle Bank N.A.
3.970% 12/01/15 (a)	6,500,000	6,500,000

	Par ($)	Value ($)
SC Greenville County Industrial Revenue
Edgcomb Metals Co.,
Series 1984,
LOC: Wells Fargo Bank N.A.
3.950% 07/01/14 (a)	4,400,000	4,400,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999,
LOC: Branch Banking & Trust
3.980% 11/01/24 (a)	1,700,000	1,700,000
Health Care Facilities Revenue:
Baptist Ministries, Inc.,
Series 2000,
LOC: National Bank of South Carolina
4.020% 07/01/20 (a)	5,500,000	5,500,000
Carolina Village, Inc.,
Series 2000,
LOC: Branch Banking & Trust
3.980% 02/01/22 (a)	13,250,000	13,250,000
Hospital Facilities Revenue,
Sisters Of Charity Hospitals,
Series 2002,
LOC: Wachovia Bank N.A.
4.030% 11/01/32 (a)	3,785,000	3,785,000
Spartanburg YMCA,
Series 1996,
LOC: First Union National Bank
3.980% 06/01/18 (a)	2,320,000	2,320,000
SC Piedmont Municipal Power Agency
Series 2004 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.950% 01/01/34 (a)	21,750,000	21,750,000
SC Public Service Authority
Series 2002,
Insured: FSA
4.060% 07/01/10 (a)	10,205,000	10,205,000
Series 2004,
Insured: AMBAC
4.030% 01/01/22 (a)	4,510,000	4,510,000
SC Transportation Infrastructure Bank
Series 2004,
Insured: AMBAC
4.060% 04/01/12 (a)	12,660,000	12,660,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Citigroup Financial Products
4.030% 10/01/33 (a)	4,180,000	4,180,000
South Carolina Total		114,275,000

See Accompanying Notes to Financial Statements.
20

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
South Dakota – 0.1%
SD Housing Development Authority
Series 2004 D,
SPA: Landesbank Hessen-Thuringen
3.950% 05/01/32 (a)	7,290,000	7,290,000
South Dakota Total		7,290,000
Tennessee – 4.9%
TN Blount County Public Building Authority
Series 2005 D-5,
Insured: XLCA,
SPA: DEPFA Bank PLC
4.000% 06/01/36 (a)	1,380,000	1,380,000
Series 2006 D-8,
Insured: XLCA,
SPA: DEPFA Bank PLC
4.000% 06/01/27 (a)	10,000,000	10,000,000
TN Cleveland Health & Educational Facilities Board
Lee University,
Series 2002,
LOC: First Tennessee Bank
4.050% 12/01/19 (a)	2,750,000	2,750,000
TN Collierville Industrial Development Board
St. George's High School,
Series 2001,
LOC: AmSouth Bank
3.980% 08/01/31 (a)	19,475,000	19,475,000
TN Hendersonville Industrial Development Board
Series 2007 A,
LOC: Fifth Third Bank
4.010% 05/01/36 (a)	7,500,000	7,500,000
TN Knox County Health, Educational & Housing Facilities Board
Volunteer Student Housing LLC,
Series 2002,
LOC: Allied Irish Banks PLC
3.970% 09/01/34 (a)	21,590,000	21,590,000
TN McMinn County Industrial Development Board
Series 2006,
LOC: AmSouth Bank
3.990% 11/01/36 (a)	4,750,000	4,750,000
TN Metropolitan Government Nashville & Davidson County
3.600% 09/06/07	30,000,000	30,000,000
3.950% 09/05/07	10,130,000	10,130,000

	Par ($)	Value ($)
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
The Blakeford at Green Hills,
Series 2005,
LOC: Fifth Third Bank
4.010% 07/01/16 (a)	6,000,000	6,000,000
Timberlake Apartments Associates,
Series 2002,
Guarantor: FNMA
3.930% 08/15/32 (a)	7,000,000	7,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
Nashville Apartment Properties,
Series 1995-2,
LOC: AmSouth Bank
4.120% 09/01/15 (a)	2,955,000	2,955,000
TN Metropolitan Government Nashville & Davidson County
Series 2002,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
4.090% 10/01/19 (a)	5,260,000	5,260,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co.,
LIQ FAC: JPMorgan Chase & Co.
3.930% 11/30/07 (a)	71,765,000	71,765,000
TN SCA Tax Exempt Trust
Series 2005,
Insured: FSA,
SPA: Merrill Lynch Capital Services
4.070% 01/01/30 (a)	12,350,000	12,350,000
TN Sevier County Public Building Authority
Local Government Public Improvement Revenue,
Series 1998 III-B-2,
Insured: AMBAC,
SPA: Landesbank Hessen-Thuringen
3.990% 06/01/19 (a)	3,990,000	3,990,000
Series 2004 6-A-1,
3.990% 06/01/29 (a)	34,000,000	34,000,000
Series 2004 C-1,
Insured: AMBAC,
SPA: DEPFA Bank PLC
4.000% 06/01/34 (a)	3,775,000	3,775,000
Series 2007 I-1,
Insured: AMBAC,
SPA: DEPFA Bank PLC
4.000% 06/01/32 (a)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.
21

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Sevierville Public Building Authority
Series 2006,
Insured: XLCA,
SPA: DEPFA Bank PLC
3.990% 06/01/28 (a)	18,500,000	18,500,000
TN Shelby County Health, Educational & Housing Facilities Board
Memphis University School Project,
Series 2002,
LOC: SunTrust Bank
3.980% 10/01/22 (a)	4,520,000	4,520,000
Series 2007,
LOC: Regions Bank
4.050% 03/01/40 (a)	7,880,000	7,880,000
St. Benedict Auburndale School,
Series 2003,
LOC: AmSouth Bank
3.990% 05/01/33 (a)	4,970,000	4,970,000
St. Mary's Episcopal School Project,
Series 2004,
LOC: First Tennessee Bank
3.990% 12/01/34 (a)	3,500,000	3,500,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004,
LOC: SunTrust Bank
4.070% 07/01/24 (a)	2,520,000	2,520,000
Tennessee Total		311,560,000
Texas – 9.6%
TX ABN AMRO Munitops Certificate Trust
Series 2003,
Guarantor: PSFG,
SPA: ABN AMRO Bank:
4.020% 08/15/10 (a)	5,000,000	5,000,000
4.020% 02/15/27 (a)	10,690,000	10,690,000
Series 2007,
Insured: FGIC,
SPA: ABN AMRO Bank
4.020% 05/15/31 (a)	24,635,000	24,635,000
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003,
LOC: Allied Irish Bank PLC
4.020% 12/01/33 (a)	5,255,000	5,255,000
TX Austin Utility System Revenue
3.950% 09/07/07	24,900,000	24,900,000

	Par ($)	Value ($)
TX BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust
4.030% 12/15/26 (a)	16,695,000	16,695,000
TX Brazos County Health Facility Development Corp.
Series 2005,
LIQ FAC: Lloyds TSB Bank PLC
4.060% 01/01/19 (a)	28,950,000	28,950,000
TX Brownsville Utility Systems Revenue
Series 2005,
Insured: AMBAC,
LIQ FAC: Citigroup Global Markets
4.030% 09/01/24 (a)	6,950,000	6,950,000
TX Cypress-Fairbanks Independent School District
Series 2007 A,
Guarantor: PSFG,
LIQ FAC: Landesbank Hessen-Thurigen
4.020% 02/15/30 (a)	14,850,000	14,850,000
Series 2007,
Insured: MBIA,
LIQ FAC: Wells Fargo Bank N.A.
4.030% 02/15/29 (a)	14,480,000	14,480,000
TX Dallas Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: Citibank N.A.
4.030% 08/15/24 (a)	4,440,000	4,440,000
TX Denton County
Series 2005,
Insured: MBIA
4.030% 07/15/10 (a)	4,545,000	4,545,000
TX Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
4.020% 09/01/31 (a)	23,645,000	23,645,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993,
GTY AGMT: General Electric Capital Corp.
4.050% 06/01/10 (a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993,
GTY AGMT: General Electric Capital Corp.
4.050% 06/01/10 (a)	9,000,000	9,000,000

See Accompanying Notes to Financial Statements.
22

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A.
4.050% 03/01/10 (a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System,
Series 2004,
LOC: KBC Bank N.V.
3.970% 10/01/15 (a)	20,755,000	20,755,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.980% 02/15/23 (a)	4,995,000	4,995,000
Summer Green LLC,
Series 2004 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.980% 02/15/23 (a)	2,560,000	2,560,000
TX Gulf Coast Waste Disposal Authority
BP PLC,
Series 1992,
3.990% 10/01/17 (b)	3,280,000	3,280,000
TX Harlandale Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: JP Morgan Chase Bank
4.030% 08/15/12 (a)	2,670,000	2,670,000
TX Harris County
3.700% 09/04/07	18,480,000	18,480,000
TX Harris County-Houston Sports Authority
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
4.070% 11/15/38 (a)	2,000,000	2,000,000
TX Harris County
Series 2006,
Insured: FGIC,
LIQ FAC: Citibank N.A.
4.040% 08/15/33 (a)	5,580,000	5,580,000
TX Houston Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: Deutsche Bank A.G.
4.030% 02/15/24 (a)	3,350,000	3,350,000

	Par ($)	Value ($)
TX Houston Utility System Revenue
Series 2004:
Insured: FSA
4.030% 05/15/20 (a)	5,140,000	5,140,000
Insured: MBIA
4.020% 05/15/27 (a)	12,145,000	12,145,000
TX Houston
Series 2002,
Insured: MBIA
5.000% 03/01/08	6,000,000	6,036,225
Series 2004,
Insured: MBIA,
LOC: JPMorgan Chase Bank
4.030% 03/01/12 (a)	9,190,000	9,190,000
TX Hunt Memorial Hospital District
Series 1998,
Insured: FSA
4.050% 08/15/17 (a)	9,350,000	9,350,000
TX Lamar Consolidated Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: JP Morgan Chase Bank
4.030% 02/15/15 (a)	11,395,000	11,395,000
TX Lewisville Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: Merrill Lynch Capital Services
4.060% 08/15/08 (a)	3,920,000	3,920,000
TX Mesquite Independent School District No. 1
Series 2004,
Guarantor: PSFG,
LIQ FAC: JP Morgan Chase Bank
4.030% 08/15/13 (a)	5,290,000	5,290,000
TX Montgomery County Municipal Utility District No. 46
Series 2004,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
4.030% 09/01/10 (a)	1,285,000	1,285,000
TX Municipal Gas Acquisition & Supply Corp. II
Series 2007,
LIQ FAC: Landesbank Hessen-Thurigen
4.100% 09/15/27 (a)	3,000,000	3,000,000
TX Municipal Gas Acquisition & Supply Corp. I
Series 2006,
SPA: Merrill Lynch Capital Services
4.120% 12/15/26 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.
23

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Public Finance Authority
3.650% 10/18/07	11,900,000	11,900,000
TX Richardson Independent School District
Series 2005 PT-2835,
Guarantor: PSFG,
LIQ FAC: Merrill Lynch Capital Services
4.090% 02/15/25 (a)	4,270,000	4,270,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG,
LIQ FAC: Wells Fargo Bank N.A.
4.030% 08/01/32 (a)	10,740,000	10,740,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001,
LOC: Bank One N.A.
3.990% 12/01/21 (a)	7,290,000	7,290,000
TX San Antonio Health Facilities Development Corp. Revenue
CTRC Clinical Foundation,
LOC: Wells Fargo Bank N.A.
3.950% 06/01/20 (a)	6,240,000	6,240,000
TX San Antonio Water Revenue
Series 2007,
Insured: FGIC,
LIQ FAC: BNP Paribas
4.020% 05/15/37 (a)	1,920,000	1,920,000
TX San Marcos Consolidated Independent School District
Series 2005,
Guarantor: PSFG
4.090% 08/01/26 (a)	6,095,000	6,095,000
TX State
Series 2005,
LIQ FAC: Lehman Liquidity Co.
4.230% 04/01/30 (a)	7,490,000	7,490,000
Series 2007 A,
LIQ FAC: Societe Generale
4.030% 04/01/37 (a)	35,000,000	35,000,000
Series 2007,
4.500% 08/28/08 (c)	136,000,000	137,015,920
TX Turnpike Authority
Series 2002 B,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.920% 08/15/42 (a)	33,520,000	33,520,000

	Par ($)	Value ($)
TX Williamson County
Series 2001 188,
Insured: FSA
4.030% 02/15/21 (a)	8,135,000	8,135,000
Texas Total		610,972,145
Utah – 0.5%
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A,
Guarantor: FNMA,
LIQ FAC: FNMA
4.020% 08/15/39 (a)	4,240,000	4,240,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002,
LOC: JPMorgan Chase Bank
4.090% 08/01/11 (a)	1,425,000	1,425,000
UT Transit Authority
Series 2006,
Insured: FSA,
LIQ FAC: Dexia Credit Local
4.030% 06/15/32 (a)	18,980,000	18,980,000
UT Weber County Housing Authority
Series 2001,
LOC: Bank One N.A.
4.020% 11/01/39 (a)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
Johnson Matthey, Inc.,
Series 1987,
LOC: HSBC Bank USA N.A.
3.970% 12/01/11 (a)	6,900,000	6,900,000
Utah Total		34,175,000
Virginia – 0.6%
VA Hanover County Virginia Industrial Development Authority
Covenant Woods,
Series 1999,
LOC: Branch Banking & Trust Co.
3.980% 07/01/29 (a)	3,860,000	3,860,000
VA Housing Development Authority
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.030% 07/01/36 (a)	18,405,000	18,405,000

See Accompanying Notes to Financial Statements.
24

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003,
LOC: Branch Banking & Trust
3.980% 12/01/33 (a)	11,365,000	11,365,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B,
LOC: Branch Banking & Trust
3.980% 01/01/35 (a)	2,080,000	2,080,000
Virginia Total		35,710,000
Washington – 1.6%
WA Energy Northwest
Series 2003 D2,
Insured: MBIA,
SPA: Dexia Credit Local
3.900% 07/01/18 (a)	13,600,000	13,600,000
WA Health Care Facilities Authority
Seattle Cancer Care,
Series 2005,
LOC: Harris Trust & Savings Bank
4.100% 03/01/35 (a)	12,215,000	12,215,000
WA Housing Finance Commission
Series 1988,
LOC: Harris Trust & Savings Bank
3.940% 01/01/10 (a)	11,800,000	11,800,000
WA Pierce County
Series 2005 921,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
4.030% 02/01/13 (a)	4,195,000	4,195,000
WA Public Power Supply Systems No. 3
Series 1998 3A,
Insured: MBIA,
SPA: Dexia Credit Local
3.900% 07/01/18 (a)	15,585,000	15,585,000
WA Redmond
Series 2006,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
4.090% 12/01/20 (a)	3,445,000	3,445,000

	Par ($)	Value ($)
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B,
LOC: U.S. Bank N.A.
4.050% 05/01/19 (a)	2,155,000	2,155,000
WA State
Series 1996 A,
SPA: Landesbank Hessen-Thurigen
3.783% 06/01/20 (a)	24,875,000	24,875,000
Series 2004 B-22,
Insured: FSA
4.020% 07/01/24 (a)	8,715,000	8,715,000
Series 2004,
Insured: AMBAC,
GTY AGMT: Merrill Lynch & Co.
4.060% 01/01/12 (a)	7,365,000	7,365,000
Washington Total		103,950,000
West Virginia – 0.2%
WV Eclipse Funding Trust
Series 2006,
Insured: FSA,
LOC: U.S. Bank N.A.
4.020% 11/01/35 (a)	9,315,000	9,315,000
WV University
Series 2005,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
4.030% 10/01/12 (a)	4,945,000	4,945,000
West Virginia Total		14,260,000
Wisconsin – 2.6%
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994,
LOC: U.S. Bank N.A.
4.050% 12/15/09 (a)	2,770,000	2,770,000
WI Center District Tax Revenue
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
4.090% 12/15/21 (a)	6,625,000	6,625,000
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 1999 C,
LOC: KBC Bank N.V.
3.890% 02/15/29 (a)	23,875,000	23,875,000

See Accompanying Notes to Financial Statements.
25

Columbia Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Beloit College,
Series 2007,
Insured: XLCA,
SPA: Bank of New York
3.980% 06/01/37 (a)	18,000,000	18,000,000
ProHealth Care, Inc.,
Series 2001 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.980% 08/15/30 (a)	18,940,000	18,940,000
Series 2003:
Insured: MBIA
4.060% 02/15/16 (a)	24,205,000	24,205,000
Insured: MBIA,
SPA: Landesbank Hessen-Thuringen
3.750% 08/15/19 (a)	27,015,000	27,015,000
LOC: Bank One N.A.
4.000% 07/01/28 (a)	6,570,000	6,570,000
Wisconsin Lutheran College,
Series 2001,
LOC: U.S. Bank N.A.
3.980% 09/01/31 (a)	10,100,000	10,100,000
WI Reset Optional Certificates Trust II-R
Series 2006,
Insured: FSA,
LIQ FAC: Citigroup Financial Products
4.040% 11/01/26 (a)	5,865,000	5,865,000
WI State
Series 2007,
Insured: AMBAC,
LIQ FAC: DEPFA Bank PLC
4.030% 05/01/18 (a)	20,345,000	20,345,000
Wisconsin Total		164,310,000
Wyoming – 0.4%
WY Sweetwater County
Series 2006 A,
LOC: KeyBank N.A.
3.970% 09/01/26 (a)	5,500,000	5,500,000
WY Uinta County
Pollution Control Revenue, BP PLC,
Series 1998,
3.990% 07/01/26 (b)	20,000,000	20,000,000
Wyoming Total		25,500,000
Total Municipal Bonds (cost of $6,183,060,739)		6,183,060,739

Short-Term Obligations – 3.8%

	Par ($)	Value ($)
Variable Rate Demand Notes – 3.8%
Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch Series 2001,
LIQ FAC: Merrill Lynch Capital Services
4.150% 01/01/32 (a)	6,420,000	6,420,000
Merrill Lynch Series 2005,
SPA: Merrill Lynch Capital Services
4.150% 09/01/26 (a)	12,515,000	12,515,000
Merrill Lynch Series 2006 A,
SPA: Merrill Lynch Capital Services
4.120% 10/01/37 (a)	5,835,000	5,835,000
Merrill Lynch Series 2007:
Insured: MBIA,
LIQ FAC: BNP Paribas
4.030% 01/01/18 (a)	9,995,000	9,995,000
Insured: XLCA,
SPA: Merrill Lynch Capital Services
4.050% 07/01/39 (a)	7,500,000	7,500,000
LIQ FAC: Bayerische Hypound Vereinsbank
4.040% 07/01/32 (a)	46,545,000	46,545,000
LIQ FAC: Dexia Credit Local
4.040% 07/01/34 (a)	56,335,000	56,335,000
LIQ FAC: Merrill Lynch Capital Services:
3.700% 06/01/47 (a)	37,315,000	37,315,000
4.060% 09/15/37 (a)	20,150,000	20,150,000
4.120% 09/15/17 (a)	17,230,000	17,230,000
4.250% 09/15/37 (a)	19,930,000	19,930,000
Variable Rate Demand Notes Total		239,770,000
Total Short-Term Obligations (cost of $239,770,000)		239,770,000
Total Investments – 101.3% (cost of $6,422,830,739) (d)		6,422,830,739
Other Assets & Liabilities, Net – (1.3)%		(81,327,763)
Net Assets – 100.0%		6,341,502,976

See Accompanying Notes to Financial Statements.
26

Columbia Tax-Exempt Reserves, August 31, 2007

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(c)  Security purchased on a delayed delivery basis.

(d)  Cost for federal income tax purposes is $6,422,846,525.

Acronym	Name
AMBAC	Ambac Assurance Corp.

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.
27

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves
August 31, 2007

		($)
Assets	Investments, at amortized cost approximating value	6,422,830,739
	Cash	1,269,397
	Receivable for:
	Investments sold	44,562,099
	Fund shares sold	3,540,314
	Interest	31,872,807
	Deferred Trustees' compensation plan	121,837
	Total Assets	6,504,197,193
Liabilities	Expense reimbursement due to Investment Advisor/Administrator	36,687
	Payable for:
	Investments purchased	10,408,137
	Investments purchased on a delayed delivery basis	137,015,920
	Fund shares repurchased	102,214
	Distributions	13,471,851
	Investment advisory fee	747,545
	Administration fee	186,294
	Transfer agent fee	5,195
	Pricing and bookkeeping fees	17,740
	Trustees' fees	111,460
	Custody fee	8,504
	Distribution and service fees	338,270
	Chief compliance officer fees	385
	Deferred Trustees' compensation plan	121,837
	Other liabilities	122,178
	Total Liabilities	162,694,217
	Net Assets	6,341,502,976
Net Assets Consist of	Paid-in capital	6,341,342,029
	Undistributed net investment income	176,733
	Accumulated net realized loss	(15,786)
	Net Assets	6,341,502,976

See Accompanying Notes to Financial Statements.
28

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves
August 31, 2007 (continued)

Capital Class Shares	Net assets	$1,877,823,086
	Shares outstanding	1,877,728,461
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,230,989,773
	Shares outstanding	3,231,305,002
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$86,925,623
	Shares outstanding	86,923,715
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$91,712,012
	Shares outstanding	91,710,251
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,216,285
	Shares outstanding	4,196,160
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$29,190,671
	Shares outstanding	29,076,307
	Net asset value per share	$1.00
Class A Shares	Net assets	$14,789,991
	Shares outstanding	14,753,447
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$307,411,499
	Shares outstanding	307,402,290
	Net asset value per share	$1.00
Retail A Shares	Net assets	$16,748,330
	Shares outstanding	16,785,624
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$681,695,706
	Shares outstanding	681,732,463
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
29

Statement of Operations – Columbia Tax-Exempt Reserves
For the Year Ended August 31, 2007

		($)
Investment Income	Interest	183,960,684
Expenses	Investment advisory fee	7,520,986
	Administration fee	4,857,383
	Distribution fee:
	Investor Class Shares	15,366
	Daily Class Shares	102,093
	Class A Shares	16,293
	Shareholder servicing and administration fees:
	Trust Class Shares	2,755,985
	Liquidity Class Shares	220,487
	Adviser Class Shares	158,804
	Investor Class Shares	38,415
	Daily Class Shares	72,924
	Class A Shares	57,024
	Institutional Class Shares	95,253
	Retail A Shares	15,883
	Transfer agent fee	48,787
	Pricing and bookkeeping fees	175,497
	Trustees' fees	23,185
	Custody fee	59,056
	Chief compliance officer expenses	6,541
	Other expenses	522,492
	Total Expenses	16,762,454
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(3,149,826)
	Fee waived by Shareholder Services Provider - Liquidity Class Shares	(88,195)
	Expense reductions	(36,768)
	Net Expenses	13,487,665
	Net Investment Income	170,473,019
	Net realized gain on investments	139,335
	Net Increase Resulting from Operations	170,612,354

See Accompanying Notes to Financial Statements.
30

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2007 ($)	Period April 1, through August 31, 2006 ($)(a)	Year Ended March 31, 2006 ($)(b)(c)
Operations	Net investment income	170,473,019	70,759,357	92,275,163
	Net realized gain (loss) on investments	139,335	59,479	(56,994)
	Net Increase Resulting from Operations	170,612,354	70,818,836	92,218,169
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(38,163,749)	(21,397,159)	(22,262,614)
	Trust Class Shares	(92,832,328)	(34,839,825)	(55,061,270)
	Liquidity Class Shares	(2,922,690)	(196,049)	(196,208)
	Adviser Class Shares	(2,048,581)	(461,813)	(565,774)
	Investor Class Shares	(472,302)	(82,954)	(246,295)
	Daily Class Shares	(833,705)	(337,230)	(591,625)
	Class A Shares	(489,739)	(287,061)	(546,379)
	Institutional Class Shares	(8,167,090)	(2,638,724)	(3,818,326)
	Retail A Shares	(597,013)	(262,444)	(197,042)
	G-Trust Shares	(23,945,822)	(10,256,099)	(8,788,278)
	Total Distributions to Shareholders	(170,473,019)	(70,759,358)	(92,273,811)
	Net Capital Share Transactions	811,269,559	1,045,665,618	1,201,308,926
	Total Increase in Net Assets	811,408,894	1,045,725,096	1,201,253,284
Net Assets	Beginning of period	5,530,094,082	4,484,368,986	3,283,115,702
	End of period	6,341,502,976	5,530,094,082	4,484,368,986
	Undistributed net investment income at end of period	176,733	21,612	19,137

See Accompanying Notes to Financial Statements.
31

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

	Year Ended		Period April 1, through		Year Ended
	August 31, 2007		August 31, 2006 (a)		March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	6,217,580,108	6,217,580,108	4,267,042,448	4,267,042,448	5,708,224,499	5,708,224,499
Distributions reinvested	19,143,961	19,143,961	14,758,388	14,758,388	15,322,493	15,322,493
Redemptions	(6,047,282,353)	(6,047,282,353)	(3,568,882,408)	(3,568,882,408)	(5,797,357,044)	(5,797,357,044)
Net Increase (Decrease)	189,441,716	189,441,716	712,918,428	712,918,428	(73,810,052)	(73,810,052)
Trust Class Shares
Subscriptions	3,509,065,266	3,509,065,266	1,139,465,051	1,139,465,051	3,651,307,587	3,651,307,587
Distributions reinvested	856,058	856,058	386,786	386,786	584,798	584,798
Redemptions	(2,963,439,257)	(2,963,439,257)	(931,091,672)	(931,091,672)	(3,229,056,822)	(3,229,056,822)
Net Increase	546,482,067	546,482,067	208,760,165	208,760,165	422,835,563	422,835,563
Liquidity Class Shares
Subscriptions	171,392,058	171,392,058	35,051,537	35,051,537	114,992,562	114,992,562
Distributions reinvested	2,905,533	2,905,533	193,989	193,989	189,856	189,856
Redemptions	(107,922,735)	(107,922,735)	(19,988,772)	(19,988,772)	(113,282,008)	(113,282,008)
Net Increase	66,374,856	66,374,856	15,256,754	15,256,754	1,900,410	1,900,410
Adviser Class Shares
Subscriptions	238,915,711	238,915,711	91,367,367	91,367,367	125,817,201	125,817,201
Distributions reinvested	2,000,832	2,000,832	448,745	448,745	557,634	557,634
Redemptions	(224,285,096)	(224,285,096)	(37,494,768)	(37,494,768)	(116,800,541)	(116,800,541)
Net Increase	16,631,447	16,631,447	54,321,344	54,321,344	9,574,294	9,574,294
Investor Class Shares
Subscriptions	38,776,051	38,776,051	4,359,817	4,359,817	22,168,166	22,168,166
Distributions reinvested	121,918	121,918	70,952	70,952	195,159	195,159
Redemptions	(42,054,045)	(42,058,548)	(4,610,603)	(4,621,603)	(26,076,180)	(26,076,180)
Net Decrease	(3,156,076)	(3,160,579)	(179,834)	(190,834)	(3,712,855)	(3,712,855)
Daily Class Shares
Subscriptions	172,005,213	172,005,213	26,593,862	26,593,862	68,368,168	68,368,168
Distributions reinvested	833,626	833,626	337,208	337,208	591,587	591,587
Redemptions	(170,481,493)	(170,481,493)	(28,969,809)	(28,969,809)	(76,529,290)	(76,529,290)
Net Increase (Decrease)	2,357,346	2,357,346	(2,038,739)	(2,038,739)	(7,569,535)	(7,569,535)
Class A Shares
Subscriptions	13,935,391	13,935,391	12,271,316	12,271,316	16,099,148	16,099,148
Distributions reinvested	488,935	488,935	286,882	286,882	546,185	546,185
Redemptions	(17,493,707)	(17,493,706)	(20,271,929)	(20,271,929)	(20,005,867)	(20,005,867)
Net Decrease	(3,069,381)	(3,069,380)	(7,713,731)	(7,713,731)	(3,360,534)	(3,360,534)
Institutional Class Shares
Subscriptions	888,591,031	888,591,031	538,236,995	538,236,995	1,413,828,247	1,413,828,247
Distributions reinvested	7,898,134	7,898,134	2,563,584	2,563,584	3,581,641	3,581,641
Redemptions	(858,949,600)	(858,949,600)	(394,546,437)	(394,546,437)	(1,383,611,255)	(1,383,611,255)
Net Increase	37,539,565	37,539,565	146,254,142	146,254,142	33,798,633	33,798,633

See Accompanying Notes to Financial Statements.
32

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Year Ended		Period April 1, through		Year Ended
	August 31, 2007		August 31, 2006 (a)		March 31, 2006 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	3,759,065	3,759,065	1,993,862	1,993,862	2,028,620	2,028,620
Proceeds received in connection with merger	—	—	—	—	22,797,503	22,759,497
Distributions reinvested	578,837	578,837	255,230	255,230	219,952	219,952
Redemptions	(6,092,817)	(6,092,816)	(2,946,480)	(2,946,480)	(5,808,148)	(5,808,148)
Net Increase (Decrease)	(1,754,915)	(1,754,914)	(697,388)	(697,388)	19,237,927	19,199,921
G-Trust Shares
Subscriptions	631,954,720	631,954,720	347,010,137	347,010,137	301,963,311	301,963,311
Proceeds received in connection with merger	—	—	—	—	885,576,915	885,520,444
Distributions reinvested	1,778	1,778	759	759	625	625
Redemptions	(671,529,063)	(671,529,063)	(428,215,420)	(428,215,420)	(385,031,299)	(385,031,299)
Net Increase (Decrease)	(39,572,565)	(39,572,565)	(81,204,524)	(81,204,524)	802,509,552	802,453,081

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c) Retail A and G-Trust shares commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.
33

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0347		0.0141		0.0251		0.0125	0.0086	0.0095
Less Distributions to Shareholders:
From net investment income	(0.0347)		(0.0141)		(0.0251)		(0.0125)	(0.0086)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.52%		1.42	%(e)	2.54%		1.26%	0.87%	0.96	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(f)	0.20	%(g)(f)	0.20	%(f)	0.20%	0.20%	0.20	%(g)
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08	%(g)
Net investment income	3.47	%(f)	3.38	%(g)(f)	2.58	%(f)	1.31%	0.84%	1.13	%(g)
Net assets, end of period (000's)	$1,877,823		$1,688,338		$975,386		$1,049,210	$542,057	$275,095

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Capital Class shares commenced operations on June 13, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
34

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0337		0.0137		0.0241		0.0115	0.0076	0.0113
Less Distributions to Shareholders:
From net investment income	(0.0337)		(0.0137)		(0.0241)		(0.0115)	(0.0076)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.42%		1.38	%(d)	2.44%		1.15%	0.76%	1.14%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08%
Net investment income	3.37	%(e)	3.27	%(e)(f)	2.43	%(e)	1.15%	0.74%	1.03%
Net assets, end of period (000's)	$3,230,990		$2,684,441		$2,475,660		$2,052,864	$2,028,564	$2,411,508

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
35

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0332		0.0135		0.0236		0.0110	0.0071	0.0059
Less Distributions to Shareholders:
From net investment income	(0.0332)		(0.0135)		(0.0236)		(0.0110)	(0.0071)	(0.0059)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.37%		1.36	%(e)	2.39%		1.10%	0.71%	0.59	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(f)	0.35	%(f)(g)	0.35	%(f)	0.35%	0.35%	0.35	%(g)
Waiver/Reimbursement	0.16%		0.17	%(g)	0.17%		0.18%	0.64%	0.78	%(g)
Net investment income	3.31	%(f)	3.25	%(f)(g)	2.32	%(f)	0.92%	0.69%	0.98	%(g)
Net assets, end of period (000's)	$86,926		$20,549		$5,292		$3,392	$5,792	$1,918

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Liquidity Class shares commenced operations on September 3, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
36

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Adviser Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0322		0.0131		0.0226		0.0100	0.0061	0.0060
Less Distributions to Shareholders:
From net investment income	(0.0322)		(0.0131)		(0.0226)		(0.0100)	(0.0061)	(0.0060)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.27%		1.31	%(e)	2.28%		1.00%	0.61%	0.60	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(f)	0.45	%(f)(g)	0.45	%(f)	0.45%	0.45%	0.45	%(g)
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08	%(g)
Net investment income	3.23	%(f)	3.13	%(f)(g)	2.29	%(f)	0.98%	0.59%	0.88	%(g)
Net assets, end of period (000's)	$91,712		$75,079		$20,757		$11,183	$10,264	$9,661

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Adviser Class shares commenced operations on August 9, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
37

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0312		0.0126		0.0216		0.0090	0.0051	0.0089
Less Distributions to Shareholders:
From net investment income	(0.0312)		(0.0126)		(0.0216)		(0.0090)	(0.0051)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.16%		1.27	%(d)	2.18%		0.90%	0.51%	0.89%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08%
Net investment income	3.07	%(e)	2.99	%(e)(f)	2.12	%(e)	0.82%	0.49%	0.78%
Net assets, end of period (000's)	$4,216		$7,376		$7,567		$11,280	$22,071	$138,285

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
38

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0287		0.0116		0.0191		0.0065	0.0028	0.0063
Less Distributions to Shareholders:
From net investment income	(0.0287)		(0.0116)		(0.0191)		(0.0065)	(0.0028)	(0.0063)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.90%		1.16	%(d)	1.93%		0.65%	0.28%	0.64%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%	0.80%
Waiver/Reimbursement	0.06%		0.07	%(f)	0.07%		0.08%	0.11%	0.08%
Net investment income	2.86	%(e)	2.76	%(e)(f)	1.88	%(e)	0.63%	0.26%	0.53%
Net assets, end of period (000's)	$29,191		$26,833		$28,871		$36,441	$49,784	$64,516

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reduction had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
39

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Class A Shares	2007		2006 (a)		2006 (b)		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0302		0.0122		0.0206		0.0080	0.0041	0.0079
Less Distributions to Shareholders:
From net investment income	(0.0302)		(0.0122)		(0.0206)		(0.0080)	(0.0041)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.06%		1.23	%(e)	2.08%		0.80%	0.41%	0.79%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.65	%(f)	0.65	%(f)(g)	0.65	%(f)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08%
Net investment income	3.01	%(f)	2.91	%(f)(g)	2.06	%(f)	0.75%	0.39%	0.68%
Net assets, end of period (000's)	$14,790		$17,859		$25,572		$28,934	$50,803	$87,141

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, Investor A shares were renamed Class A shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
40

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended		Period Ended						Period Ended
	August 31,		August 31,		Year Ended March 31,				March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0343		0.0139		0.0247		0.0121	0.0082	0.0090
Less Distributions to Shareholders:
From net investment income	(0.0343)		(0.0139)		(0.0247)		(0.0121)	(0.0082)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.48%		1.40	%(e)	2.50%		1.22%	0.82%	0.91	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%	0.24%	0.24	%(g)
Waiver/Reimbursement	0.06%		0.07	%(g)	0.07%		0.08%	0.07%	0.08	%(g)
Net investment income	3.43	%(f)	3.33	%(f)(g)	2.44	%(f)	1.23%	0.80%	1.09	%(g)
Net assets, end of period (000's)	$307,411		$269,865		$123,606		$89,811	$68,512	$23,348

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Institutional Class shares commenced operations on June 18, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
41

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	3.43%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	3.38%	3.28	%(g)	2.81	%(g)
Net assets, end of period (000's)	$16,748	$18,503		$19,200

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
42

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	3.52%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	3.46%	3.36	%(g)	2.90	%(g)
Net assets, end of period (000's)	$681,696	$721,252		$802,458

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
43

Notes to Financial Statements – Columbia Tax-Exempt Reserves
August 31, 2007

Note 1. Organization

Columbia Tax-Exempt Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the

44

Columbia Tax-Exempt Reserves, August 31, 2007

Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$155,121	$(155,121)	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Tax-Exempt Income	$169,586,110	$70,380,139
Ordinary Income*	762,636	376,743
Long-Term Capital Gains	124,273	2,476

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Net Unrealized Depreciation*
$13,725,757	$(15,786)

*  The differences between book-basis and tax-basis net unrealized depreciation are primarily due to wash sales.

45

Columbia Tax-Exempt Reserves, August 31, 2007

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$—	$(15,786)	$(15,786)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

46

Columbia Tax-Exempt Reserves, August 31, 2007

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $2,100.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees, and net of minimum account balance fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial

47

Columbia Tax-Exempt Reserves, August 31, 2007

portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.09%	0.09%
Administration Plans:
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	8/31/07
$3,149,826	$1,439,709	$2,609,632	$7,199,167	$—

48

Columbia Tax-Exempt Reserves, August 31, 2007

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $34,668.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had two shareholders that held 83.0% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund also had one shareholder that held 6.3% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a

49

Columbia Tax-Exempt Reserves, August 31, 2007

projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted

50

Columbia Tax-Exempt Reserves, August 31, 2007

Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 7. Business Combinations and Mergers

On November 18, 2005, Galaxy Tax-Exempt Money Market Fund merged into Columbia Tax-Exempt Reserves. Columbia Tax-Exempt Reserves received a tax-free, for federal income tax purposes, transfer of assets from Galaxy Tax-Exempt Money Market Fund as follows:

Shares Issued	Net Assets Received
908,374,418	$908,279,941

Net Assets of Columbia Tax-Exempt Reserves Prior to Combination	Net Assets of Target Funds Immediately Prior to Combination	Net Assets of Columbia Tax-Exempt Reserves Immediately After Combination
$3,514,646,412	$908,279,941	$4,422,926,353

51

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

52

Unaudited Information – Columbia Tax-Exempt Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the year ended August 31, 2007, the Fund designates long-term capital gains of $124,273.

For the fiscal year ended August 31, 2007, the Fund designated 99.6% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

53

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING
Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco,
Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd.
(insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

54

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President—Columbia Funds, since October 2004; Managing Director—Columbia Management Advisors, LLC, since September 2004; Senior Vice President—Columbia Management Distributors, Inc., since January 2005; Director—Columbia Management Services, Inc., since January 2005; Director—Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director—FIM Funding, Inc., since January 2005; President and Chief Executive Officer—CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer—Columbia Funds, since October 2003; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Vice President—Columbia Management Advisors, Inc., since April 2003; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

55

Fund Governance (continued)

Officers (Continued)

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

56

Important Information About This Report – Columbia Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Reserves

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

57

Columbia Tax-Exempt Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135401-0807 (10/07) 07/45337

Columbia Management®

Columbia Cash Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Economic Update	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	18

Notes to Financial Statements	30

Report of Independent Registered Public Accounting Firm	38

Unaudited Information	39

Fund Governance	40

Important Information About This Report	45

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors, the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our Web site: www.columbiafunds.com. "Important Information About Your Fund" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia Cash Reserves

Economic and Market Review from Columbia Management's Cash Investment Group

Short-term interest rates have fallen dramatically over the last several months as a result of ongoing disruptions in the financial markets and a shift to investments in government securities. In an effort to limit the adverse effect of these financial market disruptions on the broader economy, the Federal Open Market Committee (FOMC) reduced the discount rate by 50 basis points in mid-August 2007 and cut the discount rate and federal funds target rate by 50 basis points in mid- September 2007. Recent data has shown an improvement in the trade balance and firmer than forecasted retail sales which has dampened the speculation of future rate cuts by the FOMC as of the date of this review. The FOMC is likely to pay close attention to the "high frequency" data such as the unemployment rate and non-farm payrolls in the coming months as it evaluates the potential need for any further rate actions.

The asset-backed commercial paper (ABCP) market continues to be under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly-rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of money market funds, including Columbia Cash Reserves, invest in ABCP, including commercial paper issued by SIVs as well as medium-term notes issued by SIVs. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. While maturities for ABCP issued in August and September generally ranged from overnight to seven days, recently investors have been more willing to purchase ABCP, certificates of deposit issued by high quality banks and commercial paper issued by industrial companies with maturities of three to six months.

October 15, 2007

1

Understanding Your Expenses – Columbia Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,026.52	1,024.20	1.02	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,025.71	1,023.69	1.53	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,025.71	1,023.44	1.79	1.79	0.35
Adviser Class Shares	1,000.00	1,000.00	1,025.21	1,022.94	2.30	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,024.70	1,022.43	2.81	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,023.39	1,021.17	4.08	4.08	0.80
Class A Shares	1,000.00	1,000.00	1,024.20	1,021.93	3.32	3.31	0.65
Class B Shares	1,000.00	1,000.00	1,020.82	1,018.65	6.62	6.61	1.30
Class C Shares	1,000.00	1,000.00	1,020.82	1,018.65	6.62	6.61	1.30
Class Z Shares	1,000.00	1,000.00	1,026.21	1,024.20	1.02	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,026.31	1,024.00	1.23	1.22	0.24
Marsico Shares	1,000.00	1,000.00	1,024.70	1,022.43	2.81	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Cash Reserves, August 31, 2007

Corporate Bonds – 44.3%

	Par ($)	Value ($)
Acme Paper & Supply Co.
LOC: Wachovia Bank N.A.
5.880% 09/15/20 (a)	2,820,000	2,820,000
Alliance & Leicester PLC
5.340% 09/08/08 (b)(c)	500,000,000	500,000,000
American Express Credit Corp.
5.430% 03/05/08 (b)	323,000,000	323,000,471
Arogas, Inc.
LOC: Wachovia Bank N.A.
5.830% 12/01/10 (a)	5,410,000	5,410,000
Asscher Finance Corp.
5.500% 07/16/08 (c)(f)	201,167,000	201,167,000
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
5.720% 09/01/23 (a)	1,675,000	1,675,000
Atlas Capital Funding Corp.
5.495% 09/25/07 (b)(c)(f)	170,000,000	170,000,000
5.601% 09/17/07 (b)(c)(f)	400,000,000	400,000,000
Axon Financial Funding LLC
5.330% 05/02/08 (b)(c)(f)	150,000,000	149,990,000
5.335% 06/02/08 (b)(c)(f)	100,000,000	100,000,000
Bank of New York Co.
5.565% 05/27/08 (b)(c)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
5.551% 09/12/08 (b)(c)	500,000,000	500,000,000
Bear Stearns Companies, Inc.
5.330% 01/09/08 (b)	405,000,000	405,000,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
5.640% 02/01/12 (a)	5,700,000	5,700,000
BNP Paribas
5.305% 09/26/07 (b)	820,000,000	819,986,234
5.330% 06/16/08 (b)	350,000,000	350,000,000
5.500% 08/19/08 (b)(c)	325,000,000	325,000,000
Boozer Lumber
LOC: Wachovia Bank N.A.
5.600% 10/01/17 (a)	3,130,000	3,130,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
5.620% 12/01/23 (a)	4,220,000	4,220,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
5.500% 09/01/24 (a)	8,500,000	8,500,000

	Par ($)	Value ($)
Carrera Capital Finance LLC
5.330% 04/28/08 (b)(c)(f)	80,000,000	79,994,768
5.591% 11/15/07 (b)(c)(f)	100,000,000	99,997,960
Cheyne Finance LLC
5.313% 01/15/08 (b)(c)(f)(g)	100,000,000	99,989,912
5.315% 12/17/07 (b)(c)(f)(g)	150,000,000	149,989,329
5.315% 02/08/08 (b)(c)(f)(g)	100,000,000	99,989,304
5.315% 05/15/08 (b)(c)(f)(g)	100,000,000	99,982,839
5.318% 06/16/08 (b)(c)(f)(g)	100,000,000	99,982,369
5.325% 10/25/07 (b)(c)(f)(g)	18,500,000	18,499,726
Congregation Mkor Shalom
LOC: Wachovia Bank N.A.
5.830% 06/01/23 (a)	2,015,000	2,015,000
Cornell Iron Works, Inc.
LOC: Wachovia Bank N.A.
5.760% 04/01/19 (a)	4,875,000	4,875,000
Credit Agricole SA
5.350% 08/22/08 (b)(c)	425,000,000	425,000,000
Crestmont Realty Corp.
LOC: Fifth Third Bank
5.640% 11/01/22 (a)	4,050,000	4,050,000
Cullinan Finance Corp.
5.320% 10/15/07 (b)(c)(f)	75,000,000	74,999,076
5.320% 10/22/07 (b)(c)(f)	200,000,000	199,997,190
5.320% 10/24/07 (b)(c)(f)	400,000,000	399,994,479
5.320% 11/15/07 (b)(c)(f)	100,000,000	99,997,945
5.320% 12/03/07 (b)(c)(f)	325,000,000	324,983,812
5.320% 12/06/07 (b)(c)(f)	424,000,000	423,978,287
5.320% 03/25/08 (b)(c)(f)	108,000,000	107,981,863
5.320% 08/01/08 (b)(c)(f)	100,000,000	99,963,388
5.430% 12/19/07 (c)(f)	200,000,000	200,000,000
Fannin and Fannin LLC
LOC: Fifth Third Bank
5.640% 12/01/24 (a)	1,810,000	1,810,000
First Tennessee Bank National Association
5.579% 09/16/08 (b)(c)	250,000,000	250,000,000
Franklin Avenue Associates LP
Insured: AMBAC
5.450% 01/01/23 (a)(c)	7,435,000	7,435,000
General Electric Capital Corp.
5.694% 10/17/07 (b)	13,000,000	13,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Cash Reserves, August 31, 2007

Corporate Bonds (continued)

	Par ($)	Value ($)
Goldman Sachs Group, Inc.
5.570% 09/21/07 (b)(c)	430,000,000	430,000,000
5.601% 09/13/07 (b)(c)	510,000,000	510,000,000
5.601% 04/14/08 (b)	675,000,000	675,000,000
5.649% 04/16/08 (b)	200,000,000	200,000,000
5.681% 09/12/08 (b)(c)	219,500,000	219,500,000
Greene River Packing, Inc.
LOC: Wachovia Bank N.A.
5.880% 11/01/16 (a)	1,100,000	1,100,000
Harrier Finance Funding LLC
5.315% 10/10/07 (b)(c)(f)	250,000,000	249,995,993
5.320% 09/17/07 (b)(c)(f)	200,000,000	199,998,701
5.320% 11/15/07 (b)(c)(f)	200,000,000	199,995,890
5.320% 11/28/07 (b)(c)(f)	100,000,000	99,997,666
Irish Life & Permanent PLC
5.521% 09/19/08 (b)(c)	400,000,000	400,000,000
Johnson Bible College
LOC: AmSouth Bank N.A.
5.630% 09/01/18 (a)	1,900,000	1,900,000
K2 (USA) LLC
5.320% 11/20/07 (b)(c)(f)	100,000,000	99,997,872
5.330% 08/01/08 (b)(c)(f)	250,000,000	249,931,352
L & H Holdings LLC
LOC: Wachovia Bank N.A.
6.060% 12/01/24 (a)	2,580,000	2,580,000
Lee Family Partnership LLC
LOC: Wachovia Bank N.A.
5.640% 06/01/34 (a)	4,310,000	4,310,000
Lehman Brothers Holdings, Inc.
5.619% 09/12/08 (b)	400,000,000	400,000,000
Liberty Lighthouse Co. LLC
5.320% 10/10/07 (b)(c)(f)	100,000,000	99,997,899
5.320% 10/30/07 (b)(c)(f)	150,000,000	149,995,330
5.320% 12/03/07 (b)(c)(f)	100,000,000	99,995,040
5.320% 06/23/08 (b)(c)(f)	100,000,000	99,975,457
Links Finance LLC
5.320% 11/20/07 (b)(c)(f)	100,000,000	99,997,808
5.323% 11/20/07 (b)(c)(f)	100,000,000	99,997,872
5.325% 10/22/07 (b)(c)(f)	100,000,000	99,999,305
Liquid Funding Ltd.
5.325% 12/21/07 (b)(f)	200,000,000	199,991,120
5.325% 01/15/08 (b)(c)(f)	200,000,000	199,988,964
5.325% 04/10/08 (b)(c)(f)	90,000,000	89,991,988
5.330% 11/15/07 (b)(c)(f)	75,000,000	74,998,459
5.335% 05/09/08 (b)(c)(f)	200,000,000	199,980,492
5.340% 09/06/07 (b)(c)(f)	100,000,000	99,999,727
5.340% 09/28/07 (b)(c)(f)	200,000,000	199,997,217

	Par ($)	Value ($)
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
5.640% 06/01/23 (a)	4,760,000	4,760,000
Marital Trust
LOC: AmSouth Bank N.A.
5.620% 12/01/09 (a)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
5.510% 08/22/08 (b)	710,000,000	710,000,000
5.518% 09/17/08 (b)	397,000,000	397,000,000
5.621% 09/12/08 (b)	625,000,000	625,000,000
Michael J. Barry
LOC: AmSouth Bank N.A.
5.620% 11/01/24 (a)	5,385,000	5,385,000
MOB Management Two LLC
5.800% 12/01/26 (b)	17,450,000	17,450,000
Morgan Stanley
5.368% 09/02/08 (b)	879,430,000	879,538,983
5.410% 09/03/08 (b)	499,000,000	499,000,000
5.590% 09/26/08 (b)	460,200,000	460,459,490
Morgan Stanley Asset Funding, Inc.
5.525% 04/07/08 (b)	1,000,000,000	1,000,000,000
National Australia Bank Ltd.
5.340% 07/18/08 (b)(c)	500,000,000	500,000,000
National Rural Utilities Cooperative Finance Corp.
5.330% 08/29/08 (b)	320,000,000	320,000,000
Natixis NY
5.350% 09/09/08 (b)(c)	575,000,000	575,000,000
Nordea Bank AB
5.320% 09/08/08 (b)(c)	300,000,000	300,000,000
Northern Rock PLC
5.350% 09/05/08 (b)(c)	984,000,000	984,017,736
5.450% 07/08/08 (b)(c)	101,500,000	101,500,000
Pearlstine Distributors, Inc.
LOC: Wachovia Bank N.A.
5.800% 03/01/23 (a)	4,090,000	4,090,000
Persimmon Ridge Golf Course
LOC: Fifth Third Bank
5.640% 04/01/14 (a)	2,365,000	2,365,000
Premier Asset Collateralized Entity LLC
5.330% 10/19/07 (b)(c)(f)	50,000,000	49,999,338
5.340% 10/15/07 (b)(c)(f)	150,000,000	150,000,000
5.340% 12/21/07 (b)(c)(f)	170,000,000	170,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Cash Reserves, August 31, 2007

Corporate Bonds (continued)

	Par ($)	Value ($)
RDR Investment Co. LLC
LOC: Wachovia Bank N.A.
5.930% 11/01/19 (a)	1,440,000	1,440,000
Schulte Corp.
LOC: Fifth Third Bank
5.640% 09/01/24 (a)	2,780,000	2,780,000
Security Self-Storage, Inc.
LOC: Fifth Third Bank
5.640% 05/01/35 (a)	2,800,000	2,800,000
Sedna Finance, Inc.
5.325% 10/16/07 (b)(c)(f)	150,000,000	149,999,075
5.325% 10/23/07 (b)(c)(f)	200,000,000	199,997,151
5.325% 12/07/07 (b)(c)(f)	289,000,000	288,996,149
5.328% 10/19/07 (b)(c)(f)	100,000,000	99,999,014
Servaas, Inc.
LOC: Fifth Third Bank
5.640% 03/01/13 (a)	5,190,000	5,190,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
5.720% 05/01/24 (a)	8,315,000	8,315,000
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
5.880% 03/15/49 (a)	1,730,000	1,730,000
Sigma Finance, Inc.
5.420% 09/17/07 (c)(f)	500,000,000	500,000,000
5.500% 07/16/08 (c)(f)	300,000,000	300,000,000
SJD Service Co.
LOC: Fifth Third Bank
5.640% 10/01/23 (a)	2,660,000	2,660,000
SLM Corp.
5.541% 05/12/08 (b)(c)	65,000,000	65,000,000
5.548% 04/18/08 (b)(c)	544,000,000	543,952,502
Southland Tube, Inc.
LOC: Wachovia Bank N.A.
5.740% 06/01/10 (a)	3,420,000	3,420,000
Stanfield Victoria Funding LLC
5.315% 04/11/08 (b)(c)(f)	100,000,000	99,985,892
5.315% 04/15/08 (b)(c)(f)	100,000,000	99,985,221
5.320% 10/17/07 (b)(c)(f)	100,000,000	99,997,507
5.320% 03/25/08 (b)(c)(f)	100,000,000	99,988,865
5.325% 09/27/07 (b)(c)(f)	100,000,000	99,998,575
5.325% 10/03/07 (b)(c)(f)	100,000,000	99,998,247
5.325% 10/12/07 (b)(c)(f)	100,000,000	99,998,324
5.325% 07/28/08 (b)(c)(f)	100,000,000	99,981,962
5.495% 08/22/08 (b)(c)(f)	200,000,000	200,000,000

	Par ($)	Value ($)
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
5.620% 04/01/19 (a)	4,700,000	4,700,000
Tango Finance Corp.
5.320% 09/17/07 (b)(c)(f)	94,000,000	93,999,559
5.320% 10/15/07 (b)(c)(f)	64,000,000	63,999,233
5.320% 10/25/07 (b)(c)(f)	450,000,000	449,993,432
5.323% 10/22/07 (b)(c)(f)	66,500,000	66,499,307
Unicredito Italiano Bank Ireland
5.350% 05/02/08 (b)(c)	300,000,000	300,000,000
5.350% 09/08/08 (b)(c)	1,040,000,000	1,040,000,000
5.629% 09/12/08 (b)(c)	550,000,000	550,000,000
5.631% 09/12/08 (b)(c)	900,000,000	900,000,000
Wells Fargo & Co.
5.641% 09/12/08 (b)(c)	10,000,000	10,000,000
West Ridge Enterprises
LOC: Wachovia Bank N.A.
5.830% 12/01/13 (a)	5,640,000	5,640,000
Westpac Banking Corp.
5.330% 07/11/08 (b)(c)	288,750,000	288,750,000
Whistlejacket Capital LLC
5.320% 10/19/07 (b)(c)(f)	50,000,000	49,998,685
5.320% 10/22/07 (b)(c)(f)	200,000,000	199,994,441
5.320% 12/10/07 (b)(c)(f)	115,000,000	114,993,733
5.320% 12/17/07 (b)(c)(f)	50,000,000	49,997,085
White Pine Finance LLC
5.310% 04/24/08 (b)(c)(f)	147,500,000	147,473,845
5.310% 06/09/08 (b)(c)(f)	100,000,000	99,977,011
5.320% 10/16/07 (b)(c)(f)	160,000,000	159,996,055
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
5.710% 06/01/18 (a)	7,925,000	7,925,000
Total Corporate Bonds (cost of $29,087,036,521)		29,087,036,521
Commercial Paper – 15.0%
Alliance & Leicester PLC
5.250% 09/12/07 (c)(d)	100,000,000	99,839,583
Amsterdam Funding Corp.
5.250% 10/04/07 (c)(d)	100,000,000	99,518,750
5.250% 10/05/07 (c)(d)	250,000,000	248,760,417
Barclays U.S. Funding Corp.
5.250% 09/07/07 (d)	440,000,000	439,615,000
Cancara Asset Securitisation Ltd.
5.750% 09/13/07 (c)(d)	200,000,000	199,616,667

See Accompanying Notes to Financial Statements.

5

Columbia Cash Reserves, August 31, 2007

Commercial Paper (continued)

	Par ($)	Value ($)
Charta Corp.
5.250% 10/15/07 (c)(d)	75,000,000	74,518,750
5.260% 09/19/07 (c)(d)	200,000,000	199,474,000
Cheyne Finance LLC
5.320% 01/18/08 (b)(c)(f)(g)	75,000,000	74,991,523
Ciesco, Inc.
5.260% 09/18/07 (c)(d)	100,000,000	99,751,611
Citibank Credit Card Master Trust
5.255% 09/13/07 (c)(d)	100,000,000	99,824,833
Citigroup Funding, Inc.
5.210% 01/17/08 (d)	200,000,000	196,005,667
5.250% 09/10/07 (d)	500,000,000	499,343,750
5.250% 09/14/07 (d)	250,000,000	249,526,042
5.260% 10/22/07 (d)	100,000,000	99,254,833
Concord Minutemen Capital Co. LLC
5.320% 11/06/07 (c)(d)	80,250,000	79,467,295
5.350% 09/14/07 (c)(d)	150,883,000	150,591,502
5.600% 11/14/07 (c)(d)	152,198,000	150,446,032
6.100% 10/18/07 (c)(d)	25,500,000	25,296,921
Corporate Asset Funding Co., Inc.
5.250% 10/16/07 (c)(d)	150,000,000	149,015,625
5.260% 09/17/07 (c)(d)	200,000,000	199,532,444
5.320% 11/15/07 (c)(d)	100,000,000	98,891,667
CRC Funding LLC
5.290% 11/15/07 (c)(d)	262,500,000	259,607,031
5.320% 11/15/07 (c)(d)	200,000,000	197,783,333
Crown Point Capital Co. LLC
5.850% 09/10/07 (c)(d)	115,000,000	114,831,812
Curzon Funding LLC
5.190% 11/21/07 (c)(d)	95,000,000	93,890,638
5.195% 11/29/07 (c)(d)	50,000,000	49,357,840
Deer Valley Funding LLC
5.300% 10/16/07 (c)(d)	149,152,000	148,163,868
5.325% 10/26/07 (c)(d)	227,643,000	225,791,029
Fairway Finance LLC
6.000% 11/13/07 (c)(d)	150,000,000	148,175,000
FCAR Owner Trust I
5.200% 11/16/07 (d)	247,500,000	244,783,000
5.220% 09/14/07 (d)	100,000,000	99,811,500
5.270% 10/24/07 (d)	160,000,000	158,758,622
Five Finance, Inc.
5.195% 11/30/07 (c)(d)(f)	77,750,000	76,740,222
5.260% 10/23/07 (c)(d)(f)	100,000,000	99,240,222
Gemini Securitization Corp.
6.000% 11/21/07 (c)(d)	100,000,000	98,650,000

	Par ($)	Value ($)
General Electric Co.
5.250% 09/27/07 (d)	848,000,000	844,784,667
Giro Balanced Funding Corp.
5.420% 09/07/07 (c)(d)	250,000,000	249,774,167
Greyhawk Funding LLC
5.260% 09/10/07 (c)(d)	281,500,000	281,129,828
5.280% 10/25/07 (c)(d)	200,000,000	198,416,000
Lexington Parker Capital Corp.
5.330% 09/04/07 (c)(d)	50,500,000	50,477,570
6.000% 11/16/07 (c)(d)	198,500,000	195,985,667
Manhattan Asset Funding Co. LLC
5.270% 10/15/07 (c)(d)	71,550,000	71,089,139
Monument Gardens Funding LLC
6.100% 11/26/07 (c)(d)	100,000,000	98,542,778
6.150% 09/27/07 (c)(d)	100,000,000	99,555,833
Natixis Commercial Paper Corp.
5.270% 09/13/07 (c)(d)	300,000,000	299,473,000
North Sea Funding LLC
5.280% 10/29/07 (c)(d)	111,232,000	110,285,786
Old Line Funding LLC
6.000% 11/20/07 (c)(d)	124,550,000	122,889,333
Picaros Funding LLC
5.255% 09/13/07 (c)(d)	100,000,000	99,824,833
Rhineland Funding Capital Corp.
5.250% 12/21/07 (c)(d)	91,470,000	89,989,329
5.285% 11/13/07 (c)(d)	102,109,000	101,014,718
5.290% 09/06/07 (c)(d)	60,500,000	60,455,549
5.290% 09/12/07 (c)(d)	40,805,000	40,739,043
5.340% 10/03/07 (b)(c)	156,000,000	155,995,273
5.340% 10/05/07 (b)(c)	180,000,000	179,996,709
5.485% 09/28/07 (b)(c)	210,000,000	209,998,502
Silver Tower US Funding
5.260% 10/24/07 (c)(d)	61,000,000	60,527,623
Solitaire Funding LLC
5.250% 09/12/07 (c)(d)	250,000,000	249,598,958
5.330% 11/09/07 (c)(d)	100,000,000	98,978,417
Versailles CDS LLC
5.800% 09/10/07 (c)(d)	65,000,000	64,905,750
6.000% 11/21/07 (c)(d)	100,000,000	98,650,000
Windmill Funding I Corp.
5.750% 09/10/07 (c)(d)	143,942,000	143,735,083
Total Commercial Paper (cost of $9,825,680,584)		9,825,680,584

See Accompanying Notes to Financial Statements.

6

Columbia Cash Reserves, August 31, 2007

Certificates of Deposit – 14.3%

	Par ($)	Value ($)
Bank of Montreal
5.330% 11/20/07	777,500,000	777,500,000
5.350% 12/05/07	672,000,000	672,000,000
Bank of Tokyo Mitsubishi Ltd. NY
5.320% 10/12/07	856,000,000	856,000,000
Barclays Bank PLC NY
5.340% 10/02/07	1,332,460,000	1,332,460,000
Canadian Imperial Bank of Commerce NY
5.701% 03/17/08 (b)	20,000,000	20,000,000
Citibank N.A.
5.320% 09/07/07	200,000,000	200,000,000
Credit Agricole SA
5.330% 11/26/07	495,000,000	495,000,000
Credit Industriel et Commercial
5.340% 09/14/07	525,000,000	525,000,935
5.365% 12/12/07	673,500,000	673,509,288
Credit Suisse NY
5.320% 10/16/07	899,000,000	899,000,000
5.420% 12/04/07	375,000,000	375,000,000
5.420% 01/16/08	686,000,000	686,000,000
DEPFA Bank PLC NY
5.420% 06/13/08 (b)	125,000,000	125,000,000
Deutsche Bank AG NY
5.400% 11/21/07	350,000,000	350,000,000
Mizuho Corporate Bank NY
5.330% 10/11/07	660,000,000	660,000,000
Swedbank AB NY
5.315% 09/17/07 (b)	753,000,000	752,991,974
Total Certificates of Deposit (cost of $9,399,462,197)		9,399,462,197
Time Deposit – 4.2%
Branch Banking & Trust
4.125% 09/04/07	800,000,000	800,000,000
Regions Bank Grand Cayman
4.750% 09/04/07	500,000,000	500,000,000
SunTrust Bank
4.500% 09/04/07	500,000,000	500,000,000
Wells Fargo Bank N.A.
4.500% 09/04/07	257,278,000	257,278,000
5.156% 09/04/07	700,000,000	700,000,000
Total Time Deposit (cost of $2,757,278,000)		2,757,278,000

	Par ($)	Value ($)
Asset-Backed Securities – 3.5%
Carlyle Loan Investment Ltd.
5.410% 10/15/07 (b)(c)	125,000,000	125,000,000
5.661% 01/15/08 (b)(c)	65,000,000	65,000,000
Cheyne High Grade ABS CDO Ltd.
5.390% 11/13/07 (b)(c)	300,000,000	300,000,000
Davis Square Funding Ltd.
5.659% 10/16/38 (b)(c)	150,000,000	150,000,000
Interstar Millennium Trust
5.485% 05/27/38 (b)(c)	202,681,775	202,681,775
Northlake CDO I Ltd.
5.510% 03/06/33 (b)(c)	73,659,515	73,659,515
Paragon Mortgages PLC
5.591% 06/15/41 (b)(c)	496,502,028	496,502,028
5.601% 10/15/41 (b)(c)	265,138,714	265,138,714
5.621% 01/15/39 (b)(c)	337,014,899	337,014,899
Putnam Structured Product CDO
5.440% 01/15/38 (b)(c)	176,000,000	176,000,000
5.605% 02/25/32 (b)(c)	43,060,025	43,060,025
Saturn Ventures II, Inc.
5.390% 11/07/07 (b)(c)	64,013,000	64,013,000
Total Asset-Backed Securities (cost of $2,298,069,956)		2,298,069,956
Extendible Commercial Notes – 1.6%
Capital One Multi-Asset Execution Trust
5.275% 10/18/07 (c)(d)	100,000,000	99,311,319
Concord Minutemen Capital Co. LLC
5.575% 09/05/07 (c)(d)	76,250,000	76,202,767
6.000% 09/12/07 (c)(d)	100,000,000	99,816,667
Ottimo Funding Ltd.
5.600% 09/20/07 (b)(c)(g)	53,550,414	53,550,414
Rams Funding Three LLC
5.750% 02/11/08 (b)(c)	104,770,000	104,770,000
Rams Funding Two LLC
5.750% 02/11/08 (b)(c)	63,227,000	63,227,000
Sandlot Funding LLC
5.280% 10/24/07 (c)(d)	55,000,000	54,572,467
Thornburg Mortgage Capital Resources LLC
5.308% 10/03/07 (b)(c)	300,000,000	299,997,363
5.308% 03/03/08 (b)(c)	180,000,000	179,972,439
Total Extendible Commercial Notes (cost of $1,031,420,436)		1,031,420,436

See Accompanying Notes to Financial Statements.

7

Columbia Cash Reserves, August 31, 2007

Funding Agreements – 2.4%

	Par ($)	Value ($)
Genworth Life Insurance Co.
5.620% 05/16/08 (b)	100,000,000	100,000,000
Jackson National Life Global Funding
5.430% 06/14/08 (b)	50,000,000	50,000,000
5.540% 09/23/08 (b)(c)	300,000,000	300,000,000
Metropolitan Life Insurance Co.
5.430% 08/11/08 (b)	50,000,000	50,000,000
5.440% 07/25/08 (b)	182,000,000	182,000,000
New York Life Insurance
5.420% 07/01/08 (b)	200,000,000	200,000,000
Transamerica Occidental Life Insurance Co.
5.290% 07/29/08 (b)	125,000,000	125,000,000
5.410% 08/01/08 (b)	300,000,000	300,000,000
5.490% 07/29/08 (b)	20,000,000	20,000,000
5.520% 07/29/08 (b)	100,000,000	100,000,000
5.560% 07/29/08 (b)	117,000,000	117,000,000
Total Funding Agreements (cost of $1,544,000,000)		1,544,000,000
Municipal Bonds – 1.8%
Alabama – 0.0%
AL City of Atmore
Series 2004 B,
LOC: Southtrust Bank N.A.
5.800% 01/01/34 (a)	2,595,000	2,595,000
Alabama Total		2,595,000
Arizona – 0.0%
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 B,
LOC: JPMorgan Chase Bank
5.630% 10/01/30 (a)	1,920,000	1,920,000
Arizona Total		1,920,000
California – 0.0%
CA Educational Facilities Authority
University of Judaism,
Series 1998 B,
LOC: Allied Irish Bank
5.780% 12/01/28 (a)	5,800,000	5,800,000
California Total		5,800,000

	Par ($)	Value ($)
Colorado – 0.0%
CO Housing & Finance Authority
Series 2003 A-2,
SPA: FHLB
5.750% 10/01/33 (a)	9,810,000	9,810,000
Colorado Total		9,810,000
Florida – 1.6%
FL Hurricane Catastrophe Fund
Series 2006 B,
5.631% 09/12/08 (b)	1,019,250,000	1,019,250,000
Florida Total		1,019,250,000
Georgia – 0.0%
GA Columbus Development Authority
Woodmont Properties,
Series 2004,
LOC: Columbia Bank & Trust
5.750% 12/01/24 (a)	6,345,000	6,345,000
Georgia Total		6,345,000
Kansas – 0.0%
KS Manhattan Industrial Development Revenue
Florence Corp.,
Series 2003,
LOC: Harris Trust Co. of California
5.615% 04/01/28 (a)	6,400,000	6,400,000
Kansas Total		6,400,000
Kentucky – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank
5.640% 10/01/27 (a)	1,980,000	1,980,000
Kentucky Total		1,980,000
Louisiana – 0.0%
LA New Orleans Pension Revenue
Series 2000,
Insured: AMBAC,
SPA: Bank One Louisiana
5.500% 09/01/30 (a)	4,400,000	4,400,000
Louisiana Total		4,400,000

See Accompanying Notes to Financial Statements.

8

Columbia Cash Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Maryland – 0.0%
MD Industrial Development Financing Authority
Series 1998,
LOC: Wachovia Bank N.A.
5.830% 08/01/18 (a)	1,515,000	1,515,000
Maryland Total		1,515,000
Massachusetts – 0.0%
MA Development Financing Agency
Whalers Cove LP,
Series 2001 B,
LOC: Wachovia Bank N.A.
5.880% 09/01/34 (a)	1,750,000	1,750,000
Massachusetts Total		1,750,000
Missouri – 0.1%
MO Kansas City Tax Increment Financing Commission
Series 2005,
LOC: LaSalle Bank N.A.
5.590% 11/01/28 (a)	36,170,000	36,170,000
Missouri Total		36,170,000
New York – 0.0%
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002 A,
LOC: Bayerische Landesbank
5.520% 06/01/33 (a)	18,590,000	18,590,000
New York Total		18,590,000
North Carolina – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
5.730% 02/01/25 (a)	3,896,000	3,896,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
5.830% 04/01/18 (a)	2,215,000	2,215,000
North Carolina Total		6,111,000
Texas – 0.1%
TX Harris County Houston Texas Sports Authority
Series 2001 E,
Insured: MBIA,
SPA: Morgan Guaranty Trust
5.595% 11/15/30 (a)	7,900,000	7,900,000

	Par ($)	Value ($)
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
5.520% 12/01/33 (a)	43,300,000	43,300,000
Series 1997 B-2,
SPA: DEPFA Bank PLC
5.520% 12/01/29 (a)	5,215,000	5,215,000
Series 2005,
SPA: Dexia Credit Local
5.520% 12/01/26 (a)	9,497,000	9,497,000
Texas Total		65,912,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: DEPFA Bank PLC
5.550% 09/01/37 (a)	11,983,000	11,983,000
Wisconsin Total		11,983,000
Total Municipal Bonds (cost of $1,200,531,000)		1,200,531,000
Government & Agency Obligations – 0.6%
U.S. Government Obligations – 0.6%
U.S. Treasury Bill
4.100% 02/28/08 (e)	169,356,000	165,884,202
4.120% 02/28/08 (e)	140,865,000	137,963,181
4.200% 02/28/08 (e)	86,050,000	84,242,950
U.S. Government Obligations Total		388,090,333
Total Government & Agency Obligations (cost of $388,090,333)		388,090,333
Repurchase Agreements – 11.9%
Repurchase agreement with BNP Paribas, dated 08/31/07, due on 09/04/07, at 5.450%, collateralized by commercial paper maturing 09/04/07, market value $510,001,411 (repurchase proceeds $500,302,778)	500,000,000	500,000,000
Repurchase agreement with BNP Paribas, dated 08/31/07, due on 09/04/07, at 5.480%, collateralized by corporate bonds with various maturities to 11/15/31, market value $1,027,449,139 (repurchase proceeds $1,000,608,889)	1,000,000,000	1,000,000,000

See Accompanying Notes to Financial Statements.

9

Columbia Cash Reserves, August 31, 2007

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 08/31/07, due on 09/04/07, at 5.500%, collateralized by corporate bonds with various maturities to 01/15/67, market value $1,133,004,689 (repurchase proceeds $1,100,672,222)	1,100,000,000	1,100,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.350%, collateralized by U.S. Government Agency Obligations with various maturities to 05/01/37, market value $408,000,000 (repurchase proceeds $400,237,778)	400,000,000	400,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.455%, collateralized by certificates of deposit, commercial paper and asset-backed securities with various maturities to 09/12/52, market value $1,786,800,077 (repurchase proceeds $1,741,054,633)	1,740,000,000	1,740,000,000
Repurchase agreement with Greenwich Capital, dated 08/31/07, due on 09/04/07, at 5.450%, collateralized by U.S. Government Agency Obligations with various maturities to 09/01/47, market value $510,003,107 (repurchase proceeds $500,302,778)	500,000,000	500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/07, due on 09/04/07, at 5.480%, collateralized by commercial paper with various maturities to 09/25/07, market value $178,810,592 (repurchase proceeds $175,406,738)	175,300,000	175,300,000

	Par ($)	Value ($)
Repurchase agreement with Salomon Smith Barney Citigroup, dated 08/31/07, due on 09/04/07, at 5.450%, collateralized by asset-backed securities and corporate bonds with various maturities to 09/15/49, market value $1,931,250,001 (repurchase proceeds $1,876,135,417)	1,875,000,000	1,875,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/07, due on 09/04/07, at 5.300%, collateralized by U.S. Government Agency Obligations with various maturities to 12/01/36, market value $510,003,889 (repurchase proceeds $500,294,444)	500,000,000	500,000,000
Total Repurchase Agreements (cost of $7,790,300,000)		7,790,300,000
Total Investments – 99.6% (cost of $65,321,869,027)(h)		65,321,869,027
Other Assets & Liabilities, Net – 0.4%		269,879,740
Net Assets – 100.0%		65,591,748,767

See Accompanying Notes to Financial Statements.

10

Columbia Cash Reserves, August 31, 2007

Notes to Investment Portfolio:

(a) Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $31,295,603,118, which represents 47.7% of net assets.

Security	Acquisition Date	Acquisition Cost
Cheyne Finance LLC
5.313% 01/15/08	01/10/07	$100,000,000
5.315% 12/17/07	12/11/06	150,000,000
5.315% 02/08/08	02/01/07	100,000,000
5.315% 05/15/08	05/10/07	100,000,000
5.318% 06/16/08	06/11/07	100,000,000
5.320% 01/18/08	04/19/07	75,000,000
5.325% 10/25/07	10/18/06	18,500,000
Davis Square Funding Ltd. 5.659% 10/16/38	10/15/03	150,000,000
Goldman Sachs Group, Inc. 5.570% 09/21/07 5.601% 09/13/07	06/22/06 12/07/05	430,000,000 510,000,000
Jackson National Life Global Funding 5.540% 09/23/08	11/24/06	300,000,000
Northlake CDO I Ltd. 5.510% 03/06/33	03/02/07	73,659,515
Ottimo Funding Ltd. 5.600% 09/20/07	08/08/07	53,550,414
Putnam Structured Product CDO 5.440% 01/15/38 5.605% 02/25/32	07/13/06 11/27/06	176,000,000 43,060,025
Rams Funding Three LLC 5.750% 02/11/08	08/24/07	104,770,000
Rams Funding Two LLC 5.750% 02/11/08	08/24/07	63,227,000
Saturn Ventures II, Inc. 5.390% 11/07/07	11/07/06	64,013,000
SLM Corp. 5.541% 05/12/08 5.548% 04/18/08	06/14/07 04/20/07	65,000,000 544,000,000
		$3,220,779,954

(d) The rate shown represents the discount rate at the date of purchase.

(e) The rate shown represents the annualized yield at the date of purchase.

(f) Security issued by a structured investment vehicle.

(g) Security is in default. See Note 8.

(h) Cost for federal income tax purposes is $65,321,869,027.

Acronym	Name

AMBAC	Ambac Assurance Corp.

FHLB	Federal Home Loan Bank

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Cash Reserves
August 31, 2007

		($)
Assets	Investments, at amortized cost approximating value	57,531,569,027
	Repurchase agreements, at value	7,790,300,000
	Total investments, at value	65,321,869,027
	Cash	245
	Receivable for:
	Investments sold	734,586
	Fund shares sold	19,413,644
	Interest	376,606,026
	Deferred Trustees' compensation plan	47,467
	Total Assets	65,718,670,995
Liabilities	Expense reimbursement due to Investment Advisor	72,368
	Payable for:
	Fund shares repurchased	6,175,883
	Distributions	92,833,264
	Investment advisory fee	8,083,369
	Administration fee	2,143,071
	Transfer agent fee	125,684
	Pricing and bookkeeping fees	18,988
	Trustees' fees	268,685
	Custody fee	230,077
	Distribution and service fees	15,213,001
	Chief compliance officer expenses	2,500
	Deferred Trustees' compensation plan	47,467
	Other liabilities	1,707,871
	Total Liabilities	126,922,228
	Net Assets	65,591,748,767
Net Assets Consist of	Paid-in capital	65,608,003,434
	Undistributed net investment income	307,880
	Accumulated net realized loss	(16,562,547)
	Net Assets	65,591,748,767

See Accompanying Notes to Financial Statements.
12

Statement of Assets and Liabilities – Columbia Cash Reserves
August 31, 2007 (continued)

Capital Class Shares	Net assets	$13,992,966,594
	Shares outstanding	13,998,487,718
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,737,087,244
	Shares outstanding	2,738,299,463
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,220,566,009
	Shares outstanding	1,220,834,233
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$18,357,646,432
	Shares outstanding	18,361,676,361
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,111,860,627
	Shares outstanding	1,112,889,208
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$20,080,558,403
	Shares outstanding	20,084,440,357
	Net asset value per share	$1.00
Class A Shares	Net assets	$391,996,873
	Shares outstanding	392,147,524
	Net asset value per share	$1.00
Class B Shares	Net assets	$51,015,381
	Shares outstanding	51,083,907
	Net asset value per share	$1.00
Class C Shares	Net assets	$8,282,289
	Shares outstanding	8,283,185
	Net asset value per share	$1.00
Class Z Shares	Net assets	$707,426,288
	Shares outstanding	708,268,007
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$6,919,395,925
	Shares outstanding	6,920,766,107
	Net asset value per share	$1.00
Marsico Shares	Net assets	$12,946,702
	Shares outstanding	12,948,151
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
13

Statement of Operations – Columbia Cash Reserves
For the Year Ended August 31, 2007

		($)(a)
Investment Income	Interest	3,327,653,720
Expenses	Investment advisory fee	92,886,275
	Administration fee	61,767,576
	Distribution fee:
	Investor Class Shares	1,454,288
	Market Class Shares	9,688
	Daily Class Shares	66,326,802
	Class A Shares	333,473
	Class B Shares	368,179
	Class C Shares	45,655
	Shareholder servicing and administration fees:
	Trust Class Shares	2,943,731
	Liquidity Class Shares	2,696,701
	Adviser Class Shares	42,381,138
	Investor Class Shares	3,635,721
	Market Class Shares	12,110
	Daily Class Shares	47,376,287
	Class A Shares	1,167,156
	Class B Shares	171,817
	Class C Shares	21,305
	Institutional Class Shares	2,567,199
	Marsico Shares	41,311
	Transfer agent fee	1,357,534
	Pricing and bookkeeping fees	180,806
	Trustees' fees	22,573
	Custody fee	1,219,015
	Chief compliance officer expenses	15,000
	Other expenses	6,611,576
	Total Expenses	335,612,916
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(39,962,152)
	Fees waived by Shareholder Services Provider - Liquidity Class Shares	(1,078,681)
	Expense reductions	(309,045)
	Net Expenses	294,263,038
	Net Investment Income	3,033,390,682
	Net realized loss on investments	(526,952)
	Net Increase Resulting from Operations	3,032,863,730

(a)  Market Class shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.
14

Statement of Changes in Net Assets – Columbia Cash Reserves

Period April 1

Increase (Decrease) in Net Assets		Period April 1, Year Ended August 31, 2007 ($)(a)(b)	through August 31, 2006 ($)(c)	Year Ended March 31, 2006 ($)(d)(e)
Operations	Net investment income	3,033,390,682	1,236,651,121	1,852,286,885
	Net realized loss on investments	(526,952)	(4,996,257)	(8,445,462)
	Net Increase Resulting from Operations	3,032,863,730	1,231,654,864	1,843,841,423
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(672,983,569)	(360,248,579)	(596,777,002)
	Trust Class Shares	(149,264,144)	(76,005,438)	(121,950,257)
	Liquidity Class Shares	(54,182,108)	(25,151,024)	(39,787,574)
	Adviser Class Shares	(834,882,041)	(292,649,450)	(433,668,554)
	Investor Class Shares	(70,165,280)	(27,066,667)	(49,746,465)
	Market Class Shares	(228,308)	(75,710)	(31,016)
	Daily Class Shares	(866,877,286)	(309,995,877)	(391,177,273)
	Class A Shares	(15,763,501)	(4,849,905)	(8,630,269)
	Class B Shares	(2,002,170)	(908,028)	(967,404)
	Class C Shares	(248,120)	(77,868)	(44,106)
	Class Z Shares	(36,699,169)	(15,187,235)	(11,871,475)
	Institutional Class Shares	(329,525,525)	(124,213,479)	(196,935,027)
	Marsico Shares	(569,462)	(221,858)	(356,638)
	Total Distributions to Shareholders	(3,033,390,683)	(1,236,651,118)	(1,851,943,060)
	Net Capital Share Transactions	1,695,880,598	1,384,523,882	11,955,057,279
	Total Increase in Net Assets	1,695,353,645	1,379,527,628	11,946,955,642
Net Assets	Beginning of period	63,896,395,122	62,516,867,494	50,569,911,852
	End of period	65,591,748,767	63,896,395,122	62,516,867,494
	Undistributed net investment income at end of period	307,880	307,881	307,878

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets – Columbia Cash Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	78,936,655,003	78,936,655,003	46,774,167,093	46,774,167,092	100,943,021,867	100,943,021,575
Distributions reinvested	408,751,026	408,751,026	213,484,218	213,484,218	371,709,079	371,709,079
Redemptions	(82,261,243,709)	(82,261,243,709)	(47,962,127,124)	(47,962,127,124)	(101,713,829,809)	(101,713,829,809)
Net decrease	(2,915,837,680)	(2,915,837,680)	(974,475,813)	(974,475,814)	(399,098,863)	(399,099,155)
Trust Class Shares
Subscriptions	3,622,926,505	3,622,926,505	1,589,370,938	1,589,370,938	4,658,664,753	4,658,664,753
Distributions reinvested	3,433,060	3,433,060	1,543,729	1,543,729	2,278,762	2,278,762
Redemptions	(4,787,108,402)	(4,787,108,402)	(1,403,794,578)	(1,403,794,578)	(4,406,075,714)	(4,406,075,714)
Net increase (decrease)	(1,160,748,837)	(1,160,748,837)	187,120,089	187,120,089	254,867,801	254,867,801
Liquidity Class Shares
Subscriptions	5,470,314,467	5,470,314,467	2,626,562,835	2,626,562,835	4,938,713,854	4,938,713,854
Distributions reinvested	46,047,527	46,047,527	22,269,908	22,269,908	37,106,696	37,106,696
Redemptions	(5,545,748,449)	(5,545,748,449)	(2,440,680,565)	(2,440,680,565)	(5,140,053,304)	(5,140,053,304)
Net increase (decrease)	(29,386,455)	(29,386,455)	208,152,178	208,152,178	(164,232,754)	(164,232,754)
Adviser Class Shares
Subscriptions	43,698,115,169	43,698,115,169	19,756,957,523	19,756,957,523	40,719,708,692	40,719,708,692
Distributions reinvested	178,013,390	178,013,390	66,644,231	66,644,231	94,586,230	94,586,230
Redemptions	(41,334,257,792)	(41,334,257,792)	(18,222,812,305)	(18,222,812,304)	(37,681,248,527)	(37,681,248,527)
Net increase	2,541,870,767	2,541,870,767	1,600,789,449	1,600,789,450	3,133,046,395	3,133,046,395
Investor Class Shares
Subscriptions	3,185,241,660	3,185,241,660	1,318,869,984	1,318,869,984	4,097,421,500	4,097,421,500
Distributions reinvested	58,726,128	58,726,128	22,918,905	22,918,905	43,278,334	43,278,334
Redemptions	(3,539,023,673)	(3,539,023,673)	(1,594,262,086)	(1,594,262,086)	(4,295,373,222)	(4,295,373,222)
Net decrease	(295,055,885)	(295,055,885)	(252,473,197)	(252,473,197)	(154,673,388)	(154,673,388)
Market Class Shares
Subscriptions	5,004,167	5,004,168	2,762,878	2,762,878	3,367,520	3,367,520
Distributions reinvested	181,748	181,748	69,054	69,054	29,487	29,487
Redemptions	(10,282,918)	(10,282,918)	(723,842)	(723,842)	(420,675)	(420,675)
Net increase (decrease)	(5,097,003)	(5,097,002)	2,108,090	2,108,090	2,976,332	2,976,332
Daily Class Shares
Subscriptions	10,831,697,844	10,831,697,844	3,774,185,871	3,774,185,871	11,197,073,069	11,197,073,069
Distributions reinvested	866,857,867	866,857,867	310,083,848	310,083,848	391,173,007	391,173,007
Redemptions	(9,020,050,369)	(9,020,050,369)	(3,617,119,213)	(3,617,119,214)	(4,209,855,697)	(4,209,855,697)
Net increase	2,678,505,342	2,678,505,342	467,150,506	467,150,505	7,378,390,379	7,378,390,379
Class A Shares
Subscriptions	757,876,404	757,876,404	175,056,771	175,056,771	318,181,313	318,181,313
Distributions reinvested	15,555,987	15,555,987	4,799,264	4,799,264	8,581,846	8,581,846
Redemptions	(697,292,217)	(697,292,217)	(115,405,321)	(115,405,320)	(331,793,181)	(331,793,181)
Net increase (decrease)	76,140,174	76,140,174	64,450,714	64,450,715	(5,030,022)	(5,030,022)

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	26,472,358	26,472,358	15,059,564	15,059,564	11,891,442	11,891,442
Proceeds received in connection with merger	—	—	—	—	48,772,764	48,716,804
Distributions reinvested	1,759,049	1,759,049	804,151	804,151	855,334	855,334
Redemptions	(34,121,962)	(34,121,973)	(16,194,550)	(16,194,554)	(26,290,660)	(26,290,660)
Net increase (decrease)	(5,890,555)	(5,890,566)	(330,835)	(330,839)	35,228,880	35,172,920
Class C Shares
Subscriptions	11,528,663	11,528,663	6,646,564	6,646,564	4,324,280	4,324,280
Distributions reinvested	212,161	212,161	65,755	65,755	35,850	35,850
Redemptions	(9,210,836)	(9,210,836)	(3,874,136)	(3,874,136)	(2,988,359)	(2,988,359)
Net increase	2,529,988	2,529,988	2,838,183	2,838,183	1,371,771	1,371,771
Class Z Shares
Subscriptions	310,385,408	310,385,408	124,559,681	124,559,681	117,515,462	117,515,462
Proceeds received in connection with merger	—	—	—	—	834,964,976	834,267,422
Distributions reinvested	35,449,864	35,449,864	14,653,375	14,653,375	11,526,581	11,526,581
Redemptions	(367,907,354)	(367,907,354)	(163,045,036)	(163,045,037)	(209,834,950)	(209,834,950)
Net increase (decrease)	(22,072,082)	(22,072,082)	(23,831,980)	(23,831,981)	754,172,069	753,474,515
Institutional Class Shares
Subscriptions	24,148,539,893	24,148,539,893	7,296,059,406	7,296,059,406	17,371,616,757	17,371,616,757
Distributions reinvested	296,732,236	296,732,236	116,518,821	116,518,821	182,432,067	182,432,067
Redemptions	(23,616,063,642)	(23,616,063,642)	(7,310,400,612)	(7,310,400,612)	(16,434,637,126)	(16,434,637,126)
Net increase	829,208,487	829,208,487	102,177,615	102,177,615	1,119,411,698	1,119,411,698
Marsico Shares
Subscriptions	8,303,679	8,303,679	4,928,270	4,928,270	6,683,370	6,683,370
Distributions reinvested	569,441	569,441	221,857	221,857	356,606	356,606
Redemptions	(7,158,773)	(7,158,773)	(4,301,239)	(4,301,239)	(7,659,189)	(7,659,189)
Net increase (decrease)	1,714,347	1,714,347	848,888	848,888	(619,213)	(619,213)

(a) Market Class shares reflect activity for the period September 1, 2006 through May 30, 2007.

(b) On May 30, 2007, Market Class shares were exchanged for Class A shares.

(c) The Fund changed its fiscal year end from March 31 to August 31.

(d) On August 22, 2005, the Fund's Investor A, B and C shares were renamed Class A, B and C shares, respectively.

(e) Class Z shares of the Fund commenced operations on November 18, 2005.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0517	0.0206		0.0356	0.0158	0.0100	0.0161
Less Distributions to Shareholders:
From net investment income	(0.0517)	(0.0206)		(0.0356)	(0.0158)	(0.0100)	(0.0161)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.30%	2.08	%(d)	3.62%	1.59%	1.01%	1.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net investment income (e)	5.17%	4.91	%(f)	3.58%	1.53%	1.01%	1.62%
Net assets, end of period (000's)	$13,992,967	$16,908,924		$17,884,676	$18,286,171	$24,767,958	$33,084,072

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
18

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0507	0.0202		0.0346	0.0148	0.0090	0.0151
Less Distributions to Shareholders:
From net investment income	(0.0507)	(0.0202)		(0.0346)	(0.0148)	(0.0090)	(0.0151)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.19%	2.04	%(d)	3.52%	1.49%	0.91%	1.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net investment income (e)	5.07%	4.83	%(f)	3.48%	1.47%	0.91%	1.52%
Net assets, end of period (000's)	$2,737,087	$3,897,869		$3,711,063	$3,456,700	$4,080,552	$5,005,841

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
19

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0502	0.0200		0.0341	0.0143	0.0085	0.0146
Less Distributions to Shareholders:
From net investment income	(0.0502)	(0.0200)		(0.0341)	(0.0143)	(0.0085)	(0.0146)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.14%	2.02	%(d)	3.46%	1.44%	0.86%	1.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16%	0.16	%(f)	0.17%	0.17%	0.64%	0.76%
Net investment income (e)	5.02%	4.77	%(f)	3.40%	1.39%	0.86%	1.47%
Net assets, end of period (000's)	$1,220,566	$1,249,962		$1,041,913	$1,206,319	$1,343,416	$1,572,140

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
20

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0492	0.0196		0.0331	0.0133	0.0075	0.0136
Less Distributions to Shareholders:
From net investment income	(0.0492)	(0.0196)		(0.0331)	(0.0133)	(0.0075)	(0.0136)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.04%	1.97	%(d)	3.36%	1.34%	0.76%	1.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net investment income (e)	4.92%	4.68	%(f)	3.36%	1.33%	0.76%	1.37%
Net assets, end of period (000's)	$18,357,646	$15,815,912		$14,216,339	$11,085,234	$12,093,316	$6,834,801

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
21

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0482	0.0192		0.0321	0.0123	0.0065	0.0126
Less Distributions to Shareholders:
From net investment income	(0.0482)	(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0126)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.93%	1.93	%(d)	3.26%	1.23%	0.66%	1.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net investment income (e)	4.82%	4.57	%(f)	3.18%	1.18%	0.66%	1.27%
Net assets, end of period (000's)	$1,111,861	$1,406,932		$1,659,521	$1,814,403	$2,321,369	$3,621,418

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
22

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0457	0.0181		0.0296	0.0098	0.0040	0.0102
Less Distributions to Shareholders:
From net investment income	(0.0457)	(0.0181)		(0.0296)	(0.0098)	(0.0040)	(0.0102)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.67%	1.82	%(d)	3.00%	0.98%	0.40%	1.02%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net investment income (e)	4.57%	4.32	%(f)	3.07%	1.00%	0.41%	1.02%
Net assets, end of period (000's)	$20,080,558	$17,402,205		$16,936,455	$9,560,013	$8,746,651	$11,635,944

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
23

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2007 (a)	2006 (b)		2006 (c)	2005	2004	2003 (d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0472	0.0187		0.0311	0.0113	0.0055	0.0117
Less Distributions to Shareholders:
From net investment income	(0.0472)	(0.0187)		(0.0311)	(0.0113)	(0.0055)	(0.0117)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	4.83%	1.89	%(h)	3.15%	1.13%	0.56%	1.18	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Interest expense	—	—		—	—	—	—	%(k)
Net expenses (i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Waiver/Reimbursement	0.06%	0.06	%(j)	0.07%	0.07%	0.06%	0.06	%(j)
Net investment income (i)	4.73%	4.49	%(j)	3.11%	1.10%	0.56%	1.17	%(j)
Net assets, end of period (000's)	$391,997	$315,859		$251,431	$256,503	$285,257	$378,382

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Class A shares commenced operations on May 13, 2002.

(e)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Investor A shares, which were reorganized into Nations Cash Reserves Investor A shares on May 10, 2002.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
24

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Class B Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0407	0.0160		0.0246	0.0060	0.0025	0.0053
Less Distributions to Shareholders:
From net investment income	(0.0407)	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	4.15%	1.61	%(e)	2.49%	0.60%	0.25%	0.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.30%	1.30	%(g)	1.30%	1.16%	0.97%	1.28%
Interest expense	—	—		—	—	—	—	%(h)
Net expenses (f)	1.30%	1.30	%(g)	1.30%	1.16%	0.97%	1.28%
Waiver/Reimbursement	0.06%	0.06	%(g)	0.07%	0.21%	0.39%	0.08%
Net investment income (f)	4.08%	3.83	%(g)	2.73%	0.56%	0.24%	0.54%
Net assets, end of period (000's)	$51,015	$56,906		$57,242	$22,076	$30,554	$54,493

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
25

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Class C Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0407	0.0160		0.0246	0.0060	0.0025	0.0053
Less Distributions to Shareholders:
From net investment income	(0.0407)	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	4.18%	1.61	%(e)	2.49%	0.60%	0.25%	0.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	1.30%	1.30	%(g)	1.30%	1.18%	0.98%	1.28%
Interest expense	—	—		—	—	—	—	%(h)
Net expenses (f)	1.30%	1.30	%(g)	1.30%	1.18%	0.98%	1.28%
Waiver/Reimbursement	0.06%	0.06	%(g)	0.07%	0.19%	0.38%	0.08%
Net investment income (f)	4.08%	3.87	%(g)	2.59%	0.55%	0.23%	0.54%
Net assets, end of period (000's)	$8,282	$5,752		$2,915	$1,543	$1,508	$4,811

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
26

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Class Z Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0517	0.0206		0.0156
Less Distributions to Shareholders:
From net investment income	(0.0517)	(0.0206)		(0.0156)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	5.30%	2.08	%(e)	1.57	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.07	%(g)
Net investment income (f)	5.18%	4.92	%(g)	4.29	%(g)
Net assets, end of period (000's)	$707,426	$729,504		$753,395

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
27

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0513	0.0205		0.0352	0.0154	0.0096	0.0158
Less Distributions to Shareholders:
From net investment income	(0.0513)	(0.0205)		(0.0352)	(0.0154)	(0.0096)	(0.0158)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.25%	2.06	%(d)	3.58%	1.55%	0.97%	1.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.07%	0.07%	0.06%	0.06%
Net investment income (e)	5.13%	4.88	%(f)	3.55%	1.52%	0.97%	1.58%
Net assets, end of period (000's)	$6,919,396	$6,090,241		$5,988,544	$4,869,930	$5,350,799	$4,541,350

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
28

Financial Highlights – Columbia Cash Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Marsico Shares	2007	2006 (a)		2006	2005	2004	2003 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0482	0.0192		0.0321	0.0123	0.0065	0.0127
Less Distributions to Shareholders:
From net investment income	(0.0482)	(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0127)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%	1.28	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.55%	0.55	%(h)	0.55%	0.55%	0.55%	0.55	%(h)
Interest expense	—	—		—	—	—	—	%(i)
Net expenses (g)	0.55%	0.55	%(h)	0.55%	0.55%	0.55%	0.55	%(h)
Waiver/Reimbursement	0.06%	0.06	%(h)	0.07%	0.07%	0.06%	0.06	%(h)
Net investment income (g)	4.82%	4.58	%(h)	3.19%	1.19%	0.66%	1.27	%(h)
Net assets, end of period (000's)	$12,947	$11,232		$10,385	$11,005	$13,944	$20,755

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Marsico shares commenced operations on May 13, 2002.

(c)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Marsico shares, which were reorganized into Nations Cash Reserves Marsico shares on May 10, 2002.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
29

Notes to Financial Statements – Columbia Cash Reserves
August 31, 2007

Note 1. Organization

Columbia Cash Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. On May 30, 2007, Market Class shares were exchanged for Class A shares of the Fund. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

30

Columbia Cash Reserves, August 31, 2007

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Ordinary Income*	$3,033,390,683	$1,236,651,118

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$93,187,001	$—

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$1,212,945
2012	1,218,785
2013	2,539,550
2014	10,918,073

Capital loss carryforwards of $146,241 were utilized during the year ended August 31, 2007.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of

31

Columbia Cash Reserves, August 31, 2007

August 31, 2007, post-October capital losses of $673,193 attributed to security transactions were deferred to September 1, 2007.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services

32

Columbia Cash Reserves, August 31, 2007

Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $96,577.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Institutional Class and Marsico shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

33

Columbia Cash Reserves, August 31, 2007

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Class B shares	0.75%	0.75%
Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Class B shares	0.25%	0.25%
Class C shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Marsico shares	0.25%	0.25%
Administration Plans:
Class A shares	0.10%	0.10%
Class B shares	0.10%	0.10%
Class C shares	0.10%	0.10%
Marsico shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	08/31/07
$39,962,152	$16,504,916	$35,824,540	$92,291,608	$—

34

Columbia Cash Reserves, August 31, 2007

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $212,468.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had four shareholders that held 50.3% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund also had one shareholder that held 35.8% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

35

Columbia Cash Reserves, August 31, 2007

Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and

36

Columbia Cash Reserves, August 31, 2007

Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 7. Business Combinations and Mergers

On November 18, 2005, Columbia Money Market Fund and Columbia Daily Income Company (collectively, the "Target Funds") merged into Columbia Cash Reserves. Columbia Cash Reserves received a tax-free, for federal income tax purposes, transfer of assets from Columbia Money Market Fund and Columbia Daily Income Company as follows:

	Shares Issued	Net Assets Received
Columbia Money Market Fund	435,052,702	$433,857,357
Columbia Daily Income Fund	448,685,038	449,126,869
Net Assets of Columbia Cash Reserves Prior to Combination	Net Assets of Target Funds Immediately Prior to Combination	Net Assets of Columbia Cash Reserves Immediately After Combination
$55,642,310,339	$882,984,226	$56,525,294,565

Note 8. Market and Security Events

On August 8, 2007, the maturity of the securities issued by Ottimo Funding, Ltd. ("Ottimo") was extended to a final maturity of September 20, 2007. On August 9, 2007, Ottimo failed to satisfy certain financial tests related to the market value of its underlying collateral. As a result of this failure, a default occurred on August 15, 2007 and the Ottimo securities became immediately due and payable. As of October 29, 2007, the Ottimo securities have not been paid. Columbia Management, on behalf of the Fund, has been participating in an informal committee of senior creditors of Ottimo with respect to the Ottimo securities.

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. On August 28, 2007, Cheyne Finance LLC ("Cheyne"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, on September 4, 2007, receivers (Receivers) of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. Columbia Management, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

37

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Cash Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

38

Unaudited Information – Columbia Cash Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

39

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

40

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

41

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

42

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Important Information About This Report – Columbia Cash Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia Cash Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135201-0807 (10/07) 07/45237

Columbia Management®

Columbia Treasury Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	25

Unaudited Information	26

Fund Governance	27

Important Information About This Report	33

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments paid over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Treasury Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,025.31	1,024.20	1.02	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,024.70	1,023.69	1.53	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,024.50	1,023.44	1.79	1.79	0.35
Adviser Class Shares	1,000.00	1,000.00	1,024.00	1,022.94	2.30	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,023.49	1,022.43	2.81	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,022.18	1,021.17	4.08	4.08	0.80
Class A Shares	1,000.00	1,000.00	1,022.89	1,021.93	3.31	3.31	0.65
Institutional Class Shares	1,000.00	1,000.00	1,025.10	1,024.00	1.23	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Investment Portfolio – Columbia Treasury Reserves, August 31, 2007

Government & Agency Obligations – 4.1%

	Par ($)	Value ($)
U.S. Government Obligations – 4.1%
U.S. Treasury Bill
4.000% 09/17/07(a)	400,000,000	399,288,889
4.200% 09/17/07(a)	500,000,000	499,066,667
U.S. Government Obligations Total		898,355,556
Total Government & Agency Obligations (cost of $898,355,556)		898,355,556
Repurchase Agreements – 96.1%

Repurchase agreement with Barclays Capital, dated 08/31/07, due on 09/04/07, at 5.050%, collateralized by U.S. Treasury Obligations with various maturities to 04/15/28, market value $1,145,113,698 (repurchase proceeds $1,123,289,937)	1,122,660,000	1,122,660,000
Repurchase agreement with Barclays Capital, dated 08/31/07, due on 09/04/07, at 5.230%, collateralized by U.S. Government Agency Obligations with various maturities to 08/15/37, market value $408,000,000 (repurchase proceeds $400,232,444)	400,000,000	400,000,000
Repurchase agreement with BNP Paribas, dated 08/31/07, due on 09/04/07, at 5.100%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/30, market value $1,020,000,382 (repurchase proceeds $1,000,566,667)	1,000,000,000	1,000,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.100%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,645,147,365 (repurchase proceeds $1,613,802,970)	1,612,889,000	1,612,889,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.250%, collateralized by U.S. Government Agency Obligations with various maturities to 08/15/37, market value $1,530,000,000 (repurchase proceeds $1,500,875,000)	1,500,000,000	1,500,000,000
Repurchase agreement with Greenwich Capital, dated 08/31/07, due on 09/04/07, at 5.100%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/17, market value $2,040,000,886 (repurchase proceeds $2,001,133,333)	2,000,000,000	2,000,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/07, due on 09/04/07, at 5.100%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/17, market value $1,326,001,281 (repurchase proceeds $1,300,736,667)	1,300,000,000	1,300,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/07, due on 09/04/07, at 5.110%, collateralized by U.S. Treasury Obligations with various maturities to 11/15/12, market value $1,530,004,235 (repurchase proceeds $1,500,851,667)	1,500,000,000	1,500,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/07, due on 09/04/07, at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 08/15/37, market value $306,001,677 (repurchase proceeds $300,173,333)	300,000,000	300,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Treasury Reserves, August 31, 2007

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/07, due on 09/04/07, at 5.080%, collateralized by U.S. Treasury Obligations with various maturities to 02/21/08, market value $1,020,002,049 (repurchase proceeds $1,000,564,444)	1,000,000,000	1,000,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/07, due on 09/04/07, at 5.120%, collateralized by U.S. Treasury Obligations with various maturities to 04/15/32, market value $2,142,000,894 (repurchase proceeds $2,101,194,667)	2,100,000,000	2,100,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/07, due on 09/04/07, at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 01/15/48, market value $510,001,874 (repurchase proceeds $500,288,889)	500,000,000	500,000,000
Repurchase agreement with Morgan Stanley, dated 08/31/07, due on 09/04/07, at 5.070%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/31, market value $204,000,127 (repurchase proceeds $200,112,667)	200,000,000	200,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 08/31/07, due on 09/04/07, at 5.050%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/37, market value $1,020,000,680 (repurchase proceeds $1,000,561,111)	1,000,000,000	1,000,000,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 08/31/07, due on 09/04/07, at 5.110%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/31, market value $1,530,001,405 (repurchase proceeds $1,500,851,667)	1,500,000,000	1,500,000,000
Repurchase agreement with Societe Generale, dated 08/31/07, due on 09/04/07, at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 09/15/42, market value $1,581,000,000 (repurchase proceeds $1,550,895,556)	1,550,000,000	1,550,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/07, due on 09/04/07, at 5.100%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/14, market value $2,244,004,126 (repurchase proceeds of $2,201,246,667)	2,200,000,000	2,200,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/07, due on 09/04/07, at 5.150%, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/36, market value $153,004,316 (repurchase proceeds $150,085,833)	150,000,000	150,000,000
Total Repurchase Agreements (cost of $20,935,549,000)		20,935,549,000
Total Investments – 100.2% (cost of $21,833,904,556)(b)		21,833,904,556
Other Assets & Liabilities, Net – (0.2)%		(43,332,959)
Net Assets – 100.0%		21,790,571,597

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $21,833,904,556.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Treasury Reserves
August 31, 2007

		($)
Assets	Investments, at amortized cost approximating value	898,355,556
	Repurchase agreements, at value	20,935,549,000
	Total investments, at value	21,833,904,556
	Cash	577
	Receivable for:
	Fund shares sold	88,174
	Interest	2,978,623
	Deferred Trustees' compensation plan	301,331
	Other assets	64,582
	Total Assets	21,837,337,843
Liabilities	Expense reimbursement due to Investment Advisor	90,709
	Payable for:
	Fund shares repurchased	25
	Distributions	40,047,197
	Investment advisory fee	2,393,711
	Administration fee	625,362
	Transfer agent fee	13,166
	Pricing and bookkeeping fees	15,512
	Trustees' fees	196,260
	Custody fee	60,540
	Distribution and service fees	2,797,047
	Chief compliance officer expenses	1,062
	Deferred Trustees' compensation plan	301,331
	Other liabilities	224,324
	Total Liabilities	46,766,246
	Net Assets	21,790,571,597
Net Assets Consist of	Paid-in capital	21,792,418,929
	Overdistributed net investment income	(155,379)
	Accumulated net realized loss	(1,691,953)
	Net Assets	21,790,571,597

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Treasury Reserves
August 31, 2007 (continued)

Capital Class Shares	Net assets	$7,331,950,860
	Shares outstanding	7,332,870,525
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$706,054,291
	Shares outstanding	706,549,009
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$750,842,397
	Shares outstanding	750,880,278
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$9,062,032,469
	Shares outstanding	9,063,292,289
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$219,797,257
	Shares outstanding	220,130,579
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$882,296,258
	Shares outstanding	882,526,801
	Net asset value per share	1.00
Class A Shares	Net assets	$647,929,024
	Shares outstanding	648,603,912
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,189,669,041
	Shares outstanding	2,189,778,196
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Treasury Reserves
For the Year Ended August 31, 2007

		($)(a)
Investment Income	Interest	818,643,402
Expenses	Investment advisory fee	23,554,296
	Administration fee	15,546,257
	Distribution fee:
	Investor Class Shares	222,776
	Market Class Shares	25
	Daily Class Shares	2,563,051
	Class A Shares	565,455
	Class B Shares	1,834
	Shareholder servicing and administration fees:
	Trust Class Shares	625,285
	Liquidity Class Shares	1,412,876
	Adviser Class Shares	21,469,665
	Investor Class Shares	556,940
	Market Class Shares	31
	Daily Class Shares	1,830,751
	Class A Shares	1,979,094
	Class B Shares	856
	Institutional Class Shares	607,715
	Transfer agent fee	131,435
	Pricing and bookkeeping fees	166,265
	Trustees' fees	23,021
	Custody fee	241,753
	Chief compliance officer expenses	9,247
	Other expenses	705,279
	Total Expenses	72,213,907
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(9,040,320)
	Fees waived by Shareholder Services Provider - Liquidity Class Shares	(565,151)
	Expense reductions	(2,379)
	Net Expenses	62,606,057
	Net Investment Income	756,037,345
	Net realized gain on investments	416
	Net Increase Resulting from Operations	756,037,761

(a)  Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Treasury Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2007 ($)(a)(b)	Period April 1, through August 31, 2006 ($)(c)	Year Ended March 31, 2006 ($)(d)(e)
Operations	Net investment income	756,037,345	263,062,285	385,544,168
	Net realized loss on investments	416	(279,403)	(462,549)
	Net Increase Resulting from Operations	756,037,761	262,782,882	385,081,619
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(143,706,899)	(47,685,917)	(68,306,683)
	Trust Class Shares	(30,749,627)	(13,333,947)	(20,850,832)
	Liquidity Class Shares	(27,489,962)	(8,970,933)	(17,300,323)
	Adviser Class Shares	(410,022,230)	(141,219,130)	(213,076,872)
	Investor Class Shares	(10,417,006)	(3,725,356)	(8,941,254)
	Market Class Shares	(584)	(204)	(156)
	Daily Class Shares	(32,349,863)	(11,988,708)	(12,541,147)
	Class A Shares	(25,864,798)	(11,592,106)	(19,819,695)
	Class B Shares	(9,746)	(4,385)	(5,570)
	Institutional Class Shares	(75,426,630)	(24,541,599)	(24,702,023)
	Total Distributions to Shareholders	(756,037,345)	(263,062,285)	(385,544,555)
	Net Capital Share Transactions	8,057,905,625	258,194,239	4,530,445,325
	Total Increase in Net Assets	8,057,906,041	257,914,836	4,529,982,389
Net Assets	Beginning of period	13,732,665,556	13,474,750,720	8,944,768,331
	End of period	21,790,571,597	13,732,665,556	13,474,750,720
	Undistributed net investment income at end of period	(155,379)	(155,379)	(155,379)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Treasury Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	24,610,879,110	24,610,879,111	6,984,846,440	6,984,846,440	16,236,488,943	16,236,488,943
Proceeds received in connection with merger	—	—	—	—	644,062,778	643,816,933
Distributions reinvested	102,938,170	102,938,170	35,671,845	35,671,845	52,755,361	52,755,361
Redemptions	(19,636,578,702)	(19,636,578,702)	(7,049,619,383)	(7,049,619,383)	(16,219,426,119)	(16,219,426,119)
Net Increase (Decrease)	5,077,238,578	5,077,238,579	(29,101,098)	(29,101,098)	713,880,963	713,635,118
Trust Class Shares
Subscriptions	1,293,565,051	1,293,565,051	460,698,435	460,698,435	816,221,625	816,221,625
Proceeds received in connection with merger	—	—	—	—	10,185,442	10,181,665
Distributions reinvested	152,197	152,197	76,354	76,354	109,595	109,595
Redemptions	(1,340,699,440)	(1,340,699,440)	(366,417,661)	(366,417,661)	(823,880,652)	(823,880,652)
Net Increase (Decrease)	(46,982,192)	(46,982,192)	94,357,128	94,357,128	2,636,010	2,632,233
Liquidity Class Shares
Subscriptions	4,307,560,454	4,307,560,454	613,573,249	613,573,249	5,072,135,084	5,072,135,084
Distributions reinvested	23,524,328	23,524,328	7,656,064	7,656,064	15,539,377	15,539,377
Redemptions	(4,043,440,271)	(4,043,440,272)	(586,951,773)	(586,951,773)	(5,072,207,336)	(5,072,207,336)
Net Increase	287,644,511	287,644,510	34,277,540	34,277,540	15,467,125	15,467,125
Adviser Class Shares
Subscriptions	32,024,866,676	32,024,866,675	9,249,555,148	9,249,555,148	25,199,998,376	25,199,998,376
Proceeds received in connection with merger		—	—	—	36,064,928	36,051,009
Distributions reinvested	41,424,841	41,424,841	15,003,778	15,003,778	20,919,641	20,919,641
Redemptions	(30,529,891,901)	(30,529,891,901)	(9,156,808,064)	(9,156,808,064)	(22,447,288,762)	(22,447,288,762)
Net Increase	1,536,399,616	1,536,399,615	107,750,862	107,750,862	2,809,694,183	2,809,680,264
Investor Class Shares
Subscriptions	1,294,102,070	1,294,102,070	416,788,772	416,788,772	1,419,676,428	1,419,676,428
Distributions reinvested	6,956,457	6,956,457	2,334,865	2,334,865	5,518,041	5,518,041
Redemptions	(1,261,334,417)	(1,261,334,417)	(470,045,045)	(470,045,045)	(1,562,579,721)	(1,562,579,721)
Net Increase (Decrease)	39,724,110	39,724,110	(50,921,408)	(50,921,408)	(137,385,252)	(137,385,252)
Market Class Shares
Subscriptions	39,980	39,980	1,035	1,035	10,000	10,000
Distributions reinvested	443	443	204	204	156	156
Redemptions	(51,818)	(51,818)	—	—	—	—
Net Increase (Decrease)	(11,395)	(11,395)	1,239	1,239	10,156	10,156
Daily Class Shares
Subscriptions	1,454,010,592	1,454,010,592	1,153,041,288	1,153,041,288	1,290,425,489	1,290,425,489
Distributions reinvested	32,332,050	32,332,050	11,988,657	11,988,657	12,539,678	12,539,678
Redemptions	(1,252,622,350)	(1,252,622,350)	(1,226,515,981)	(1,226,515,981)	(848,932,282)	(848,932,282)
Net Increase (Decrease)	233,720,292	233,720,292	(61,486,036)	(61,486,036)	454,032,885	454,032,885

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Treasury Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A Shares
Subscriptions	2,236,020,709	2,236,020,709	1,194,255,852	1,194,255,852	3,477,891,924	3,477,891,924
Distributions reinvested	441,409	441,409	221,464	221,464	485,513	485,513
Redemptions	(2,182,266,092)	(2,182,266,091)	(1,308,234,968)	(1,308,234,968)	(3,403,420,348)	(3,403,420,348)
Net Increase (Decrease)	54,196,026	54,196,027	(113,757,652)	(113,757,652)	74,957,089	74,957,089
Class B Shares
Subscriptions	49,802	49,802	181,039	181,039	69,056	69,056
Distributions reinvested	8,700	8,700	4,210	4,210	5,353	5,353
Redemptions	(370,809)	(370,808)	(139,909)	(139,909)	(45,463)	(45,463)
Net Increase (Decrease)	(312,307)	(312,306)	45,340	45,340	28,946	28,946
Institutional Class Shares
Subscriptions	8,977,684,657	8,977,684,657	2,303,999,368	2,303,999,368	3,918,280,949	3,918,280,949
Distributions reinvested	59,723,284	59,723,284	22,958,156	22,958,156	22,155,981	22,155,981
Redemptions	(8,161,119,555)	(8,161,119,556)	(2,049,929,200)	(2,049,929,200)	(3,343,050,169)	(3,343,050,169)
Net Increase	876,288,386	876,288,385	277,028,324	277,028,324	597,386,761	597,386,761

(a)  Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor A and B shares were renamed Class A and B shares, respectively.

(e)  Market Class shares re-commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0503	0.0202		0.0345	0.0144	0.0093	0.0150
Less Distributions to Shareholders:
From net investment income	(0.0503)	(0.0202)		(0.0345)	(0.0144)	(0.0093)	(0.0150)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.14%	2.04	%(d)	3.50%	1.45%	0.94%	1.51%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.98%	4.83	%(f)	3.51%	1.41%	0.94%	1.52%
Net assets, end of period (000's)	$7,331,951	$2,254,712		$2,283,858	$1,570,292	$2,120,480	$2,560,626

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregrate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e) The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
10

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0493	0.0198		0.0335	0.0134	0.0083	0.0140
Less Distributions to Shareholders:
From net investment income	(0.0493)	(0.0198)		(0.0335)	(0.0134)	(0.0083)	(0.0140)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.04%	2.00	%(d)	3.40%	1.35%	0.84%	1.41%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.92%	4.74	%(f)	3.35%	1.31%	0.84%	1.42%
Net assets, end of period (000's)	$706,054	$753,036		$658,693	$656,083	$808,567	$908,826

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
11

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0488	0.0196		0.0330	0.0129	0.0078	0.0136
Less Distributions to Shareholders:
From net investment income	(0.0488)	(0.0196)		(0.0330)	(0.0129)	(0.0078)	(0.0136)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.99%	1.98	%(d)	3.35%	1.30%	0.79%	1.36%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16%	0.16	%(f)	0.16%	0.17%	0.68%	0.81%
Net investment income (e)	4.86%	4.68	%(f)	3.31%	1.32%	0.79%	1.37%
Net assets, end of period (000's)	$750,842	$463,198		$428,929	$413,480	$347,723	$384,984

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
12

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0478	0.0192		0.0320	0.0119	0.0068	0.0126
Less Distributions to Shareholders:
From net investment income	(0.0478)	(0.0192)		(0.0320)	(0.0119)	(0.0068)	(0.0126)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.88%	1.93	%(d)	3.24%	1.20%	0.68%	1.26%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.77%	4.58	%(f)	3.30%	1.20%	0.69%	1.27%
Net assets, end of period (000's)	$9,062,032	$7,525,633		$7,418,032	$4,608,621	$4,019,140	$2,723,279

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
13

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0468	0.0188		0.0310	0.0109	0.0058	0.0116
Less Distributions to Shareholders:
From net investment income	(0.0468)	(0.0188)		(0.0310)	(0.0109)	(0.0058)	(0.0116)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.78%	1.89	%(d)	3.14%	1.10%	0.58%	1.16%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.68%	4.49	%(f)	3.05%	1.02%	0.59%	1.17%
Net assets, end of period (000's)	$219,797	$180,073		$230,999	$368,396	$450,784	$673,332

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
14

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0443	0.0177		0.0285	0.0085	0.0033	0.0090
Less Distributions to Shareholders:
From net investment income	(0.0443)	(0.0177)		(0.0285)	(0.0085)	(0.0033)	(0.0090)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.52%	1.79	%(d)	2.88%	0.85%	0.33%	0.91%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.42%	4.24	%(f)	3.06%	0.83%	0.34%	0.92%
Net assets, end of period (000's)	$882,296	$648,576		$710,078	$256,064	$291,341	$1,159,050

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
15

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2007 (a)	2006 (b)		2006 (c)	2005	2004	2003 (d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0458	0.0184		0.0300	0.0099	0.0048	0.0107
Less Distributions to Shareholders:
From net investment income	(0.0458)	(0.0184)		(0.0300)	(0.0099)	(0.0048)	(0.0107)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	4.67%	1.85	%(h)	3.04%	1.00%	0.48%	1.07	%(h)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Waiver/Reimbursement	0.06%	0.06	%(j)	0.06%	0.07%	0.06%	0.06	%(j)
Net investment income (i)	4.57%	4.39	%(j)	3.05%	0.95%	0.49%	1.07	%(j)
Net assets, end of period (000's)	$647,929	$593,733		$707,503	$632,569	$702,673	$850,729

(a)  On May 30, 2007, Market Class shares were exchanged for to Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Class A shares, which were reorganized into Nations Treasury Reserves Class A shares on May 10, 2002.

(e)  Class A shares commenced operations on May 13, 2002.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia Treasury Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0499	0.0201		0.0341	0.0140	0.0089	0.0146
Less Distributions to Shareholders:
From net investment income	(0.0499)	(0.0201)		(0.0341)	(0.0140)	(0.0089)	(0.0146)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.10%	2.02	%(d)	3.46%	1.41%	0.90%	1.47%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.96%	4.81	%(f)	3.51%	1.42%	0.90%	1.48%
Net assets, end of period (000's)	$2,189,669	$1,313,381		$1,036,381	$439,022	$498,188	$538,719

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
17

Notes to Financial Statements – Columbia Treasury Reserves
August 31, 2007

Note 1. Organization

Columbia Treasury Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. On May 30, 2007, Market Class shares were exchanged for Class A shares of the Fund and Class B shares were redeemed. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

18

Columbia Treasury Reserves, August 31, 2007

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Ordinary Income*	$756,037,345	$263,062,285

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$40,091,847	$—

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$16,507
2010	20,714
2011	7,012
2012	422,339
2013	711,196
2014	514,185

Capital loss carryforwards of $417 were utilized during the year ended August 31, 2007.

19

Columbia Treasury Reserves, August 31, 2007

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket

20

Columbia Treasury Reserves, August 31, 2007

expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $180.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

21

Columbia Treasury Reserves, August 31, 2007

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Administration Plans:
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	8/31/07
$9,040,320	$3,256,173	$7,192,269	$19,488,762	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's

22

Columbia Treasury Reserves, August 31, 2007

deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Fund. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $2,199.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had one shareholder that held 5.7% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund also had four shareholders that held 73.1% of the Fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated

23

Columbia Treasury Reserves, August 31, 2007

complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 7. Business Combinations and Mergers

On November 18, 2005, Galaxy Institutional Treasury Money Market Fund merged into Columbia Treasury Reserves. Columbia Treasury Reserves received a tax-free transfer of assets from Galaxy Institutional Money Market Fund as follows:

Shares Issued		Net Assets Received
690,313,148		$690,049,607
Net Assets of Columbia Treasury Reserves Prior to Combination	Net Assets of Galaxy Institutional Treasury Money Market Fund Immediately Prior to Combination	Net Assets of Columbia Treasury Reserves Immediately After Combination
$12,576,174,548	$690,049,607	$13,266,224,155

24

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Treasury Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

25

Unaudited Information – Columbia Treasury Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

26

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

27

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002

28

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President – Fund Treasury of the Advisor since October, 2004; Vice President – Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002

29

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Important Information About This Report – Columbia Treasury Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Treasury Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Treasury Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135202-0807 (10/07) 07/45238

Columbia Management®

Columbia New York Tax-Exempt Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	11

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	27

Unaudited Information	28

Fund Governance	29

Important Information About This Report	33

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,017.80	1,024.20	1.02	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,017.29	1,023.69	1.53	1.53	0.30
Adviser Class Shares	1,000.00	1,000.00	1,016.48	1,022.94	2.29	2.29	0.45
Class A Shares	1,000.00	1,000.00	1,015.48	1,021.93	3.30	3.31	0.65
Daily Class Shares	1,000.00	1,000.00	1,014.01	1,021.27	4.06	4.08	0.80
Institutional Class Shares	1,000.00	1,000.00	1,017.59	1,024.00	1.22	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,017.29	1,023.69	1.53	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,017.80	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Investment Portfolio – Columbia New York Tax-Exempt Reserves, August 31, 2007

Municipal Bonds – 96.7%

	Par ($)	Value ($)
New York – 85.4%
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc., Series 2001 A, LOC: First Niagara Commercial Bank, LOC: KeyBank N.A 3.990% 03/01/31 (a)	6,760,000	6,760,000
NY Allegany County Industrial Development Agency
Series 2004 A, LOC: KeyBank N.A. 4.060% 04/01/29 (a)	4,725,000	4,725,000
NY Battery Park City Authority
Series 2003, LIQ FAC: Citigroup Global Markets 4.030% 11/01/21 (a)	5,235,000	5,235,000
NY Bethlehem Industrial Development Agency
467 Delaware Avenue LLC, Series 2003 A, AMT, LOC: Hudson River Bank & Trust Co., LOC: FHLB 4.010% 09/01/33 (a)	10,900,000	10,900,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc., Series 2006, Insured: FHLMC 3.940% 05/01/31 (a)	4,405,000	4,405,000
NY Dormitory Authority
Series 2005 B, LOC: Bayerische Landesbank 3.880% 05/15/39 (a)	2,025,000	2,025,000
NY Dutchess County Industrial Development Agency
Marist College, Series 2005 A, LOC: Bank of New York 3.980% 07/01/35 (a)	8,610,000	8,610,000
Series 1999 A, LOC: Bank of New York 3.980% 07/01/28 (a)	100,000	100,000
Trinity Pawling School Corp., Series 2002, LOC: Allied Irish Banks PLC 3.940% 10/01/32 (a)	2,410,000	2,410,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002, LOC: Citibank N.A. 3.960% 11/01/22 (a)	4,335,000	4,335,000
NY East Rochester Housing Authority Revenue
Series 2006 A, LOC: Citizens Bank N.A. 3.930% 12/01/36 (a)	5,900,000	5,900,000

	Par ($)	Value ($)
NY Energy Research & Development Authority
Long Island Lighting Co., Series 1997 A, AMT, LOC: Royal Bank of Scotland 3.950% 12/01/27 (a)	7,400,000	7,400,000
NY Environmental Facilities Corp.
Waste Management of New York LLC, Series 2002 B, AMT, LOC: JPMorgan Chase Bank 3.950% 05/01/19 (a)	8,155,000	8,155,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc., Series 2006 B, LOC: Sovereign Bank FSB, LOC: Citizens Bank of Rhode Island 3.980% 11/15/36 (a)	12,000,000	12,000,000
Series 1996, LOC: KeyBank of New York 4.060% 11/01/16 (a)	685,000	685,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC, Series 2003 C, LOC: Wachovia Bank N.A. 3.990% 06/01/11 (a)	15,560,000	15,560,000
NY Great Neck North Water Authority
Series 1993 A, Insured: FGIC SPA: State Street Bank & Trust Co. 4.100% 01/01/20 (a)	591,000	591,000
NY GS Pool Trust
Series 2006, AMT, LIQ FAC: Goldman Sachs 4.050% 12/01/47 (a)	6,623,360	6,623,360
NY Hempstead Town Industrial Development Agency
American REF-Fuel Co., Series 1997, Insured: MBIA 5.000% 12/01/07	5,925,000	5,943,521
NY Herkimer County Industrial Development Agency
Templeton Foundation, Series 2000, LOC: KeyBank N.A. 4.060% 12/01/14 (a)	1,970,000	1,970,000
NY Housing Finance Agency
1010 Sixth Associates LLC, Series 2000 A, AMT, Guarantor: FNMA 3.950% 05/15/33 (a)	3,150,000	3,150,000
345 East 94th Street Associates LLC, Series 1999 A, AMT, Insured: FHLMC 3.940% 11/01/30 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.
2

Columbia New York Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
42/9 Residential LLC, Series 2003 A, AMT, Guarantor: FNMA 3.950% 11/15/33 (a)	3,225,000	3,225,000
River Place II LLC, Series 2007 A, AMT, LOC: Bank of New York 3.950% 11/01/41 (a)	5,000,000	5,000,000
NY Lehman Municipal Trust Receipts
Series 2007, LIQ FAC: Lehman Liquidity Co. 4.280% 04/15/37 (a)	9,535,000	9,535,000
NY Liberty Development Corp.
377 Greenwich LLC, Series 2004, LOC: Wells Fargo Bank N.A. 3.880% 12/01/39 (a)	7,030,000	7,030,000
NY Metropolitan Transportation Authority
Series 2003 A, Insured: MBIA, SPA: Citibank N.A. 4.030% 11/15/28 (a)	2,700,000	2,700,000
Series 2004 A-1, Insured: CIFG SPA: DEPFA Bank PLC 3.910% 11/01/34 (a)	4,000,000	4,000,000
Series 2004 A-3, Insured: XLCA, SPA: DEPFA Bank PLC 3.910% 11/01/34 (a)	9,765,000	9,765,000
Series 2005 E-2, LOC: Fortis Bank SA 4.050% 11/01/35 (a)	10,600,000	10,600,000
Series 2005 G-2, LOC: BNP Paribas 3.940% 11/01/26 (a)	4,500,000	4,500,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc., Series 2006, LOC: KeyBank N.A. 3.990% 06/01/26 (a)	6,695,000	6,695,000
Series 1998, LOC: KeyBank N.A. 4.060% 08/01/18 (a)	3,165,000	3,165,000
St. Ann's Nursing Home Co., Inc., Series 2000, LOC: HSBC Bank USA 3.860% 07/01/30 (a)	2,900,000	2,900,000
St. Ann's Nursing Home for the Aged, Series 2000, LOC: HSBC Bank USA 3.860% 07/01/30 (a)	395,000	395,000

	Par ($)	Value ($)
NY Municipal Securities Trust Certificates
Series 2007 A, Insured: MBIA, LIQ FAC: Branch Banking & Trust 4.000% 10/26/09 (a)	10,340,000	10,340,000
NY Nassau County Tobacco Settlement Corp.
Series 2006, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 4.040% 06/01/46 (a)	7,963,000	7,963,000
NY New Rochelle Municipal Housing Authority
Multi-Family Housing Mortgage Revenue, New Rochelle Sound Shore, Series 2005 A, Guarantor: FNMA 3.880% 12/15/35 (a)	1,370,000	1,370,000
NY New York City Housing Development Corp.
Multi-Family Housing, 96th Street Associates LP, Series 1997 A, Guarantor: FNMA 3.940% 11/15/19 (a)	8,995,000	8,995,000
RBNB 20 Owner LLC, Series 2006 A, LOC: Landesbank Hessen-Thuringen 3.930% 06/01/39 (a)	9,605,000	9,605,000
NY New York City Industrial Development Agency
Abigail Press, Inc., Series 2002, AMT, LOC: JPMorgan Chase Bank 4.220% 12/01/18 (a)	300	300
Allen-Stevenson School, Series 2004, LOC: Allied Irish Bank PLC 3.980% 12/01/34 (a)	970,000	970,000
Korean Airlines Co., Series 1997 A, AMT, LOC: HSBC Bank USA 3.950% 11/01/24 (a)	7,280,000	7,280,000
NY New York City Transitional Finance Authority
Series 2007 Class A, Insured: FGIC, LIQ FAC: Landesbank Hessen-Thuringen 4.010% 01/15/37 (a)	9,000,000	9,000,000
NY New York City
Series 2004 C-3, Insured: CIFG, SPA: DEPFA Bank PLC 3.950% 08/15/29 (a)	12,270,000	12,270,000

See Accompanying Notes to Financial Statements.
3

Columbia New York Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Newburgh Industrial Development Agency
Multi-Family Housing Revenue, Series 2005, AMT, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 4.150% 07/01/41 (a)	955,000	955,000
NY Onondaga County Industrial Development Agency
General Super Plating Co., Inc., Series 2005, AMT, LOC: Citizens Bank 4.130% 04/01/25 (a)	2,080,000	2,080,000
NY Port Authority of New York & New Jersey
Series 2003, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 4.050% 12/15/32 (a)	220,000	220,000
NY Power Authority
Series 1985, LIQ FAC: Bank of Nova Scotia 3.650% 09/04/07 (a)	3,000,000	3,000,000
NY Riverhead Industrial Development Authority
Central Suffolk Hospital, Series 2006 A, LOC: HSBC Bank USA N.A. 3.950% 07/01/31 (a)	8,005,000	8,005,000
NY Rockland County
Series 2007, 4.000% 12/20/07	10,000,000	10,009,017
NY St. Lawrence County Industrial Development Agency
Claxton-Hepburn Medical Center, Series 2006 C, LOC: KeyBank N.A. 3.990% 12/01/31 (a)	3,935,000	3,935,000
NY State Local Government Assistance Corporation
Series 1995 B, LOC: Bank of Nova Scotia 3.850% 04/01/25 (a)	6,000,000	6,000,000
NY Suffolk County Industrial Development Agency
The St. Francis Monastery, Series 2006, LOC: Sovereign Bank FSB 3.970% 12/01/36 (a)	1,500,000	1,500,000
NY Syracuse Industrial Development Agency
Byrne Dairy, Inc., Series 1988, AMT, LOC: Chase Manhattan Bank 4.250% 08/01/08 (a)	3,900,000	3,900,000
Series 2007, AMT, Insured: XLCA, LIQ FAC: Morgan Stanley 4.080% 01/01/36 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
NY Thruway Authority
Series 2005, Insured: FSA, LIQ FAC: Citigroup Global Markets 4.020% 01/01/24 (a)	995,000	995,000
Series 2006, Insured: AMBAC, LIQ FAC: Citibank N.A. 4.020% 04/01/25 (a)	2,935,000	2,935,000
NY Tobacco Settlement Financing Corp.
Series 2004 PT-972, Insured: AMBAC, SPA: Merrill Lynch Capital Services 4.030% 08/12/11 (a)	8,995,000	8,995,000
NY Tompkins County Industrial Development Agency Revenue
Care Community Kendal Ithaca, Series 2000, LOC: Wachovia Bank N.A. 3.970% 06/01/25 (a)	1,415,000	1,415,000
NY TSASC, Inc.
Series 2006, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 4.040% 06/01/42 (a)	2,145,000	2,145,000
NY Urban Development Corp.
Series 2003, Insured: FGIC, SPA: Societe Generale 4.010% 03/15/33 (a)	15,500,000	15,500,000
NY Westchester County Industrial Development
Westchester Jewish Project, Series 1998, LOC: Chase Manhattan Bank 4.220% 10/01/28 (a)	945,000	945,000
New York Total		336,320,198
Puerto Rico – 11.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 12/27/08 (a)	10,000,000	10,000,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005, Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.980% 07/01/41 (a)	16,800,000	16,800,000

See Accompanying Notes to Financial Statements.
4

Columbia New York Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.980% 07/01/24 (a)	4,890,000	4,890,000
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
Series 2000 Class A, LIQ FAC: Bear Stearns Capital Markets 3.980% 07/05/09 (a)(b)	6,000,000	6,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 09/03/09 (a)	4,000,000	4,000,000
Series 2001, Insured: FSA, LIQ FAC: Bank of New York 3.960% 07/01/27 (a)	2,500,000	2,500,000
Series 2006, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co. 3.980% 07/01/35 (a)	230,000	230,000
Puerto Rico Total		44,420,000
Total Municipal Bonds (cost of $380,740,198)		380,740,198
Short-Term Obligation – 2.8%
Variable Rate Demand Note – 2.8%
Puttable Floating Option Tax-Exempt Receipts
Series 2007, Insured: MBIA, LIQ FAC: Dexia Credit Local 3.690% 03/15/24 (a)	11,000,000	11,000,000
Total Short-Term Obligation (cost of $11,000,000)		11,000,000
Total Investments – 99.5% (cost of $391,740,198)(c)		391,740,198
Other Assets & Liabilities, Net – 0.5%		1,872,384
Net Assets – 100.0%		393,612,582

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers. At August 31, 2007, the value of this security, which is not illiquid, represents 1.5% of net assets.

(c)  Cost for federal income tax purposes is $391,740,198.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Reserves
August 31, 2007

Assets	Investments, at amortized cost approximating value	$391,740,198
	Cash	2,805
	Receivable for:
	Interest	2,390,602
	Expense reimbursement due from Investment Advisor/Administrator	20,837
	Deferred Trustees' compensation plan	1,953
	Other assets	1,028
	Total Assets	394,157,423
Liabilities	Payable for:
	Distributions	303,568
	Investment advisory fee	50,896
	Administration fee	3,901
	Transfer agent fee	880
	Pricing and bookkeeping fees	10,795
	Trustees' fees	49,327
	Audit fee	46,200
	Custody fee	1,938
	Legal fee	35,689
	Distribution and service fees	30,113
	Chief compliance officer expenses	111
	Deferred Trustees' compensation plan	1,953
	Other liabilities	9,470
	Total Liabilities	544,841
	Net Assets	393,612,582
Net Assets Consist of	Paid-in capital	393,596,790
	Undistributed net investment income	15,792
	Net Assets	393,612,582
Capital Class Shares	Net assets	$62,594,543
	Shares outstanding	62,593,005
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$40,066,178
	Shares outstanding	40,061,144
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$7,477,074
	Shares outstanding	7,476,906
	Net asset value per share	$1.00
Class A Shares	Net assets	$43,867,356
	Shares outstanding	43,864,271
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,243
	Shares outstanding	10,235
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$223,064,822
	Shares outstanding	223,054,574
	Net asset value per share	$1.00
Retail A Shares	Net assets	$63,977
	Shares outstanding	64,013
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$16,468,389
	Shares outstanding	16,472,545
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
6

Statement of Operations – Columbia New York Tax-Exempt Reserves
For the Year Ended August 31, 2007

		($)
Investment Income	Interest	12,569,737
Expenses	Investment advisory fee	515,431
	Administration fee	237,471
	Distribution fee:
	Class A Shares	39,199
	Daily Class Shares	30
	Shareholder servicing and administration fees:
	Trust Class Shares	37,362
	Adviser Class Shares	19,949
	Class A Shares	137,195
	Daily Class Shares	21
	Institutional Class Shares	77,424
	Retail A Shares	70
	Transfer agent fee	4,289
	Pricing and bookkeeping fees	110,694
	Trustees' fees	23,473
	Custody fee	12,354
	Chief compliance officer expenses	3,178
	Other expenses	168,701
	Total Expenses	1,386,841
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(383,647)
	Custody earnings credit	(4,703)
	Net Expenses	998,491
	Net Investment Income	11,571,246
	Net realized gain on investments	9,680
	Net Increase Resulting from Operations	11,580,926

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2007 (a)(b)($)	Period April 1, through August 31, 2006 (c)($)	Year Ended March 31, 2006 (d)($)
Operations	Net investment income	11,571,246	3,852,879	4,489,950
	Net realized gain (loss) on investments	9,680	(5,216)	721
	Net Increase Resulting from Operations	11,580,926	3,847,663	4,490,671
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(1,703,274)	(392,480)	(417,950)
	Trust Class Shares	(1,254,724)	(493,203)	(368,698)
	Adviser Class Shares	(255,544)	(44,993)	(33,721)
	Class A Shares	(1,178,439)	(427,123)	(807,847)
	Daily Class Shares	(235)	—	—
	Institutional Class Shares	(6,616,805)	(2,228,995)	(2,622,603)
	Retail A Shares	(2,337)	(1,065)	(32,832)
	G-Trust Shares	(559,878)	(265,021)	(206,268)
	Total Distributions to Shareholders	(11,571,236)	(3,852,880)	(4,489,919)
	Net Capital Share Transactions	102,927,041	(20,679,031)	210,310,423
	Total Increase (Decrease) in Net Assets	102,936,731	(20,684,248)	210,311,175
Net Assets	Beginning of period	290,675,851	311,360,099	101,048,924
	End of period	393,612,582	290,675,851	311,360,099
	Undistributed net investment income at end of period	15,792	11,318	10,793

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	158,904,139	158,904,139	71,451,527	71,451,527	128,827,751	128,826,858
Distributions reinvested	656,539	656,539	217,741	217,741	348,193	348,193
Redemptions	(141,530,709)	(141,530,709)	(51,908,982)	(51,908,982)	(107,223,214)	(107,223,214)
Net increase	18,029,969	18,029,969	19,760,286	19,760,286	21,952,730	21,951,837
Trust Class Shares
Subscriptions	197,435,301	197,435,302	64,493,779	64,493,779	79,386,053	79,386,053
Distributions reinvested	11,592	11,592	7,049	7,049	688	688
Redemptions	(188,745,555)	(188,745,555)	(60,352,112)	(60,352,112)	(64,797,234)	(64,797,234)
Net increase	8,701,338	8,701,339	4,148,716	4,148,716	14,589,507	14,589,507
Adviser Class Shares
Subscriptions	46,097,932	46,097,932	7,965,609	7,965,609	9,320,916	9,320,916
Distributions reinvested	239,404	239,404	44,343	44,343	33,141	33,141
Redemptions	(43,555,749)	(43,555,749)	(6,577,068)	(6,577,068)	(6,091,622)	(6,091,622)
Net increase	2,781,587	2,781,587	1,432,884	1,432,884	3,262,435	3,262,435
Class A Shares
Subscriptions	274,690,022	274,690,021	48,592,577	48,592,577	202,604,151	202,604,151
Distributions reinvested	1,178,439	1,178,439	427,128	427,128	807,825	807,825
Redemptions	(269,822,114)	(269,822,114)	(40,924,673)	(40,924,673)	(185,155,670)	(185,155,670)
Net increase	6,046,347	6,046,346	8,095,032	8,095,032	18,256,306	18,256,306
Daily Class Shares
Subscriptions	10,000	10,000	—	—	—	—
Distributions reinvested	235	235	—	—	—	—
Net increase	10,235	10,235	—	—	—	—
Institutional Class Shares
Subscriptions	304,283,067	304,283,067	79,532,311	79,532,311	274,240,553	274,240,553
Distributions reinvested	6,616,804	6,616,804	2,228,992	2,228,992	2,621,114	2,621,114
Redemptions	(242,446,159)	(242,446,159)	(135,767,236)	(135,767,236)	(142,349,881)	(142,349,881)
Net increase (decrease)	68,453,712	68,453,712	(54,005,933)	(54,005,933)	134,511,786	134,511,786

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	14,650	14,650	4,600	4,600	6,700	6,700
Proceeds received in connection with merger	—	—	—	—	4,984,141	4,984,141
Distributions reinvested	2,335	2,335	1,067	1,067	35,128	35,128
Redemptions	(32,648)	(32,648)	—	—	(4,951,960)	(4,951,960)
Net increase (decrease)	(15,663)	(15,663)	5,667	5,667	74,009	74,009
G-Trust Shares
Subscriptions	29,408,290	29,408,290	17,550,789	17,550,789	9,547,333	9,547,333
Proceeds received in connection with merger	—	—	—	—	20,156,183	20,152,015
Redemptions	(30,488,773)	(30,488,774)	(17,666,472)	(17,666,472)	(12,034,805)	(12,034,805)
Net increase (decrease)	(1,080,483)	(1,080,484)	(115,683)	(115,683)	17,668,711	17,664,543

(a)  Daily Class shares re-commenced operations on November 1, 2006.

(b)  On May 30, 2007, Market Class shares were renamed as Class A shares.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A and G-Trust shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0346		0.0141		0.0251		0.0125	0.0090	0.0122
Less Distributions to Shareholders:
From net investment income	(0.0346)		(0.0141)		(0.0251)		(0.0125)	(0.0090)	(0.0122)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.51%		1.42	%(d)	2.53%		1.26%	0.91%	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.13%
Waiver/Reimbursement	0.11%		0.14	%(f)	0.14%		0.33%	0.27%	0.65%
Net investment income	3.46	%(e)	3.38	%(e)(f)	2.66	%(e)	1.20%	0.93%	1.27%
Net assets, end of period (000's)	$62,595		$44,563		$24,804		$2,852	$1,862	$9,483

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
11

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0336		0.0137		0.0241		0.0115	0.0080	0.0112
Less Distributions to Shareholders:
From net investment income	(0.0336)		(0.0137)		(0.0241)		(0.0115)	(0.0080)	(0.0112)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.41%		1.38	%(d)	2.43%		1.16%	0.81%	1.13%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.23%
Waiver/Reimbursement	0.11%		0.14	%(f)	0.14%		0.33%	0.27%	0.65%
Net investment income	3.36	%(e)	3.27	%(e)(f)	2.46	%(e)	1.23%	0.83%	1.17%
Net assets, end of period (000's)	$40,066		$31,364		$27,216		$12,627	$15,931	$17,021

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
12

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Adviser Class Shares	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)		Period Ended August 24, 2003 (c)		Period Ended December 22, 2002 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0321		0.0131		0.0220		0.0025		0.0070
Less Distributions to Shareholders:
From net investment income	(0.0321)		(0.0131)		(0.0220)		(0.0025)		(0.0070)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	3.25%		1.31	%(g)	2.22	%(g)	0.25	%(g)	0.70	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(h)	0.45	%(h)(i)	0.45	%(h)(i)	0.45	%(i)	0.38	%(i)
Waiver/Reimbursement	0.11%		0.14	%(i)	0.14	%(i)	0.78	%(i)	0.65	%(i)
Net investment income	3.20	%(h)	3.11	%(h)(i)	2.44	%(h)(i)	0.68	%(i)	1.02	%(i)
Net assets, end of period (000's)	$7,477		$4,695		$3,262		$—		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Adviser Class shares re-commenced operations on April 14, 2005.

(c)  Adviser Class shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Adviser Class shares were fully redeemed on December 22, 2002.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
13

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,					Period Ended December 22,
Class A Shares	2007 (a)		2006 (b)		2006		2005	2004 (c)		2002 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0301		0.0122		0.0206		0.0080	0.0025		0.0068
Less Distributions to Shareholders:
From net investment income	(0.0301)		(0.0122)		(0.0206)		(0.0080)	(0.0025)		(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	3.05%		1.23	%(g)	2.07%		0.80%	0.25	%(g)	0.68	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.65	%(h)	0.65	%(h)(i)	0.65	%(h)	0.65%	0.65	%(i)	0.58	%(i)
Waiver/Reimbursement	0.11%		0.14	%(i)	0.14%		0.33%	0.13	%(i)	0.65	%(i)
Net investment income	3.01	%(h)	2.92	%(h)(i)	2.07	%(h)	0.82%	0.48	%(i)	0.82	%(i)
Net assets, end of period (000's)	$43,867		$37,820		$29,726		$11,469	$12,970		$—

(a)  On May 30, 2007, Market Class shares were renamed as Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Market Class shares re-commenced operations on August 25, 2003.

(d)  Market Class shares were fully redeemed on December 22, 2002.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
14

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Daily Class Shares	Period Ended August 31, 2007 (a)		Period Ended December 22, 2002 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0232		0.0043
Less Distributions to Shareholders:
From net investment income	(0.0232)		(0.0043)
Net Asset Value, End of Period	$1.00		$1.00
Total return (b)(c)(d)	2.34%		0.43%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.80	%(e)(f)	0.73	%(f)
Waiver/Reimbursement	0.11	%(f)	0.65	%(f)
Net investment income	2.90	%(e)(f)	0.67	%(f)
Net assets, end of period (000's)	$10		$—

(a)  Daily Class shares were fully redeemed on December 22, 2002 and re-commenced operations on November 1, 2006.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
15

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,			Period Ended March 31,		Period Ended December 22,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004 (b)		2002 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0342		0.0140		0.0247		0.0121	0.0050		0.0091
Less Distributions to Shareholders:
From net investment income	(0.0342)		(0.0140)		(0.0247)		(0.0121)	(0.0050)		(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	3.47%		1.40	%(f)	2.49%		1.22%	0.50	%(f)	0.91	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(g)	0.24	%(g)(h)	0.24	%(g)	0.24%	0.24	%(h)	0.17	%(h)
Waiver/Reimbursement	0.11%		0.14	%(h)	0.14%		0.33%	0.29	%(h)	0.65	%(h)
Net investment income	3.42	%(g)	3.32	%(g)(h)	2.53	%(g)	1.30%	0.89	%(h)	1.23	%(h)
Net assets, end of period (000's)	$223,065		$154,605		$208,614		$74,101	$48,222		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Institutional Class shares re-commenced operations on August 25, 2003.

(c)  Institutional Class shares were fully redeemed on December 22, 2002.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	3.41%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.30%	0.30	%(g)	0.30	%(g)
Waiver/Reimbursement	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	3.36%	3.28	%(g)	2.77	%(g)
Net assets, end of period (000's)	$64	$80		$74

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
17

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	3.51%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	3.45%	3.38	%(g)	2.89	%(g)
Net assets, end of period (000's)	$16,468	$17,548		$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
18

Notes to Financial Statements – Columbia New York Tax-Exempt Reserves
August 31, 2007

Note 1. Organization

Columbia New York Tax-Exempt Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. On May 30, 2007, Market Class shares were renamed as Class A shares of the Fund. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at

$1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

19

Columbia New York Tax-Exempt Reserves, August 31, 2007

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$4,464	$(4,464)	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Tax-Exempt Income	$11,501,349	$3,832,393
Ordinary Income*	69,887	20,487

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$320,444	$—	$—

Capital loss carryforwards of $5,216 were utilized during the year ended August 31, 2007.

20

Columbia New York Tax-Exempt Reserves, August 31, 2007

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting

21

Columbia New York Tax-Exempt Reserves, August 31, 2007

oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $45,455 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

22

Columbia New York Tax-Exempt Reserves, August 31, 2007

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.10%	0.10%
Administration Plans:
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007, to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	8/31/07
$383,647	$169,692	$263,365	$816,704	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the

Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

23

Columbia New York Tax-Exempt Reserves, August 31, 2007

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had one shareholder that held 10.3% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund also had one shareholder that held 47.2% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for

24

Columbia New York Tax-Exempt Reserves, August 31, 2007

consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act.

That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

25

Columbia New York Tax-Exempt Reserves, August 31, 2007

Note 7. Business Combinations and Mergers

On November 18, 2005, Galaxy New York Municipal Money Market Fund merged into Columbia New York Tax-Exempt Reserves. Columbia New York Tax-Exempt Reserves received a tax-free transfer of assets from Galaxy New York Municipal Money Market Fund as follows:

Shares Issued	Net Assets Received
25,140,324	$25,136,156

Net Assets of Columbia New York Tax-Exempt Reserves Prior to Combination	Net Assets of Galaxy New York Municipal Money Market Fund Immediately Prior to Combination	Net Assets of Columbia New York Tax-Exempt Reserves Immediately After Combination
$165,191,308	$25,136,156	$190,327,464

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia New York Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

27

Unaudited Information – Columbia New York Tax-Exempt Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the fiscal year ended August 31, 2007, the Fund designated 99.0% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President, Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

29

Fund Governance (continued)

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President—Columbia Funds, since October 2004; Managing Director—Columbia Management Advisors, LLC, since September 2004; Senior Vice President—Columbia Management Distributors, Inc., since January 2005; Director—Columbia Management Services, Inc., since January 2005; Director—Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director—FIM Funding, Inc., since January 2005; President and Chief Executive Officer—CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer—Columbia Funds, since October 2003; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Vice President—Columbia Management Advisors, Inc., since April 2003; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

30

Fund Governance (continued)

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years
Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

31

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Important Information About This Report – Columbia New York Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia New York Tax-Exempt Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135402-0807 (10/07) 07/45438

Columbia Management®

Columbia California Tax-Exempt
Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	17

Notes to Financial Statements	24

Report of Independent Registered Public Accounting Firm	31

Unaudited Information	32

Fund Governance	33

Important Information About This Report	37

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period, and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,017.59	1,024.20	1.02	1.02	0.20
Trust Class	1,000.00	1,000.00	1,017.09	1,023.69	1.53	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,016.89	1,023.44	1.78	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,016.38	1,022.94	2.29	2.29	0.45
Investor Class	1,000.00	1,000.00	1,015.78	1,022.43	2.79	2.80	0.55
Daily Class	1,000.00	1,000.00	1,014.62	1,021.17	4.06	4.08	0.80
Institutional Class	1,000.00	1,000.00	1,017.39	1,024.00	1.22	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Investment Portfolio – Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds – 94.2%

	Par ($)	Value ($)
California – 87.7%
CA ABAG Finance Authority for Nonprofit Corporations
Miramar Apartments, Series 2000 A, AMT, Guarantor: FNMA 3.940% 03/15/33 (a)	15,000,000	15,000,000
Series 2006, AMT, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 4.120% 03/01/39 (a)	5,225,000	5,225,000
CA ABN AMRO Munitops Certificates Trust
Series 2002, Insured: MBIA, SPA: ABN AMRO Bank N.V. 3.970% 07/01/09 (a)	14,485,000	14,485,000
Series 2003, Insured: FGIC, SPA: ABN AMRO Bank N.V. 3.970% 08/01/11 (a)	8,895,000	8,895,000
Series 2004: Insured: FGIC, SPA: ABN AMRO Bank N.V. 3.970% 07/01/11 (a)	10,590,000	10,590,000
Insured: FSA, SPA: ABN AMRO Bank N.V. 3.960% 06/01/12 (a)	7,825,000	7,825,000
Insured: MBIA, SPA: ABN AMRO Bank N.V. 3.970% 08/01/12 (a)	8,575,000	8,575,000
Series 2005: Insured: AMBAC, SPA: ABN AMRO Bank N.V. 3.970% 12/01/12 (a)	6,925,000	6,925,000
Insured: FGIC, SPA: ABN AMRO Bank N.V. 3.600% 08/01/13 (a)	14,995,000	14,995,000
Insured: FSA, SPA: ABN AMRO Bank N.V. 3.970% 08/01/13 (a)	10,000,000	10,000,000
Insured: MBIA, SPA: ABN AMRO Bank N.V. 3.970% 06/01/13 (a)	9,995,000	9,995,000
Series 2006: Insured: FGIC, SPA: ABN AMRO Bank N.V. 3.970% 01/01/31 (a)	14,545,000	14,545,000
Insured: FSA, SPA: ABN AMRO Bank N.V. 3.970% 05/01/14 (a)	12,995,000	12,995,000
Insured: MBIA, SPA: ABN AMRO Bank N.V. 3.970% 11/01/13 (a)	9,495,000	9,495,000

	Par ($)	Value ($)
Series 2007, Insured: MBIA, SPA: ABN AMRO Bank N.V. 3.970% 07/01/15 (a)	11,695,000	11,695,000
CA Adelanto Public Utility Authority
Series 2005 A, Insured: AMBAC, SPA: Dexia Credit Local 3.930% 11/01/34 (a)	3,150,000	3,150,000
CA Alameda Corridor Transportation Authority
Series 2005, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 4.040% 10/01/20 (a)	8,695,000	8,695,000
CA Alameda County Industrial Development Authority
Jeta LLC, Series 2004 A, AMT, LOC: Comerica Bank 4.010% 04/01/34 (a)	1,000,000	1,000,000
OZ Enterprises LLC, Series 2005, AMT, LOC: Comerica Bank 4.010% 08/01/35 (a)	4,750,000	4,750,000
Segale Family Trust, Series 2002, AMT, LOC: Bank of the West 4.010% 10/01/32 (a)	2,320,000	2,320,000
York Fabrication, Inc., Series 1996 A, AMT, LOC: Bank of the West LOC: BNP Paribas 4.000% 11/01/26 (a)	5,200,000	5,200,000
CA Alameda County
Multi-Family Housing Revenue, Series 2006, AMT, SPA: Merrill Lynch Capital Services 4.120% 04/01/48 (a)	11,435,000	11,435,000
CA Arcadia Unified School District
Series 2007 Class A, Insured: FSA, LIQ FAC: Bayerische Landesbank: 3.980% 08/01/37 (a)	51,020,000	51,020,000
CA Bay Area Toll Authority
Series 2006 D-1, Insured: XLCA, SPA: Dexia Credit Local 3.720% 04/01/45 (a)	27,095,000	27,095,000

See Accompanying Notes to Financial Statements.
2

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Burbank Glendale Pasadena Airport Authority
Series 2005, AMT, Insured: AMBAC: LIQ FAC: JPMorgan Chase & Co. 4.010% 01/01/13 (a)	5,675,000	5,675,000
SPA: Merrill Lynch Capital Services 4.080% 07/01/18 (a)	2,885,000	2,885,000
CA Carlsbad Unified School District Certificates of Participation
Series 2001, Insured: FSA, SPA: First Union National Bank 3.900% 09/01/24 (a)	1,700,000	1,700,000
CA Chaffey Community College District
Series 2007, Insured: MBIA, LIQ FAC: Morgan Stanley 4.030% 06/01/32 (a)	15,565,000	15,565,000
CA City of Chula Vista
Series 2006, AMT, Insured: AMBAC, SPA: Merrill Lynch Capital Services 4.080% 12/01/27 (a)	3,125,000	3,125,000
CA Clovis Unified School District
Series 2005, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.070% 08/01/28 (a)	505,000	505,000
CA Colton Joint Unified School District
Series 2004, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.060% 02/01/12 (a)	5,395,000	5,395,000
CA Community College Financing Authority
Series 2007 A, 4.500% 06/30/08	10,710,000	10,779,182
CA Contra Costa County
Multi-Family Housing, Series 2007, AMT, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs 4.030% 07/01/47 (a)	12,495,000	12,495,000
CA Corona
Multi-Family Housing, Country Hills Apartments, Series 1995 A, Guarantor: FHLMC 3.870% 02/01/25 (a)	6,055,000	6,055,000

	Par ($)	Value ($)
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc., Series 1994 A, Guarantor: FNMA 3.870% 12/01/15 (a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC, Series 1999 A, 3.870% 10/15/29 (a)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue: Series 2002 B-2, LOC: BNP Paribas 3.950% 05/01/22 (a)	11,930,000	11,930,000
Series 2002 B-3, LOC: Bank of New York 3.850% 05/01/22 (a)	19,420,000	19,420,000
Series 2002 B-4, LOC: Bayerische Landesbank 3.910% 05/01/22 (a)	5,140,000	5,140,000
Series 2002 C-15, LOC: Bank of Nova Scotia 3.830% 05/01/22 (a)	37,730,000	37,730,000
Series 2002 C-4, LOC: JPMorgan Chase Bank LOC: California State Teachers' Retirement System 4.050% 05/01/22 (a)	15,000,000	15,000,000
Series 2002 C-9, LOC: Citibank N.A. 3.870% 05/01/22 (a)	33,700,000	33,700,000
Series 2003: Insured: AMBAC, LOC: BNP Paribas 3.590% 05/01/16 (a)	55,485,000	55,485,000
Insured: MBIA 4.030% 05/01/11 (a)	75,000	75,000
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe Generale 3.830% 05/01/20 (a)	24,770,000	24,770,000
Series 2005 G-10, Insured: FGIC, SPA: DEPFA Bank PLC 3.870% 05/01/18 (a)	19,240,000	19,240,000
Series 2005 G-13, Insured: FGIC, SPA: Morgan Stanley Bank 3.850% 05/01/18 (a)	60,740,000	60,740,000
Series 2005, Insured: FSA, SPA: Merrill Lynch Capital Services 4.030% 12/01/25 (a)	8,095,000	8,095,000

See Accompanying Notes to Financial Statements.
3

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2004 2168, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.060% 12/01/10 (a)	5,125,000	5,125,000
Supply Revenue, Series 2002 C-11, LOC: KBC Bank N.V., LOC: Bank of New York 3.880% 05/01/22 (a)	127,505,000	127,505,000
CA Desert Community College District
Series 2005 912, Insured: MBIA, LIQ FAC: JPMorgan Chase Bank 3.990% 02/01/13 (a)	4,140,000	4,140,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007, Insured: FSA, LIQ FAC: Deutsche Bank Trust Services 4.040% 06/01/28 (a)	15,780,000	15,780,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 3.850% 12/01/14 (a)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 3.850% 12/01/14 (a)	7,000,000	7,000,000
CA East Bay
3.630% 09/10/07	115,000,000	115,000,000
CA Economic Recovery
Series 2004 C-3, SPA: Landesbank Hessen-Thuringen 3.850% 07/01/23 (a)	500,000	500,000
Series 2004 C-8, 3.850% 07/01/23 (a)	14,330,000	14,330,000
Series 2004C-11, LOC: BNP Paribas 3.800% 07/01/23 (a)	30,150,000	30,150,000
CA Educational Facilities Authority
3.760% 09/20/07	15,700,000	15,700,000
Life Chiropractic College, Series 1999, LOC: Bank of the West 3.950% 01/01/25 (a)	6,090,000	6,090,000
Series 2000 A, LIQ FAC: Societe Generale 3.980% 10/01/27 (a)	14,275,000	14,275,000

	Par ($)	Value ($)
CA Foothill-De Anza Community College District
Series 2007, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank 3.990% 02/01/15 (a)	5,505,000	5,505,000
CA Fremont Unified School District Certificates of Participation
Series 2005, Insured: FSA, LOC: Dexia Credit Local 3.880% 09/01/30 (a)	10,500,000	10,500,000
CA Fremont Union High School District
Series 2005, Insured: FGIC, SPA: Merrill Lynch Capital Services 3.750% 09/01/23 (a)	3,495,000	3,495,000
CA Fresno
Multi-Family Housing, Wasatch Pool Holdings LLC, Series 2001 A, Guarantor: FNMA 3.870% 02/15/31 (a)	2,495,000	2,495,000
CA Fullerton School District
Series 2002, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.030% 08/01/21 (a)	5,800,000	5,800,000
CA Golden State Tobacco Securitization Corp.
Series 2005, Insured: FGIC, LIQ FAC: Citibank N.A. 4.000% 06/01/35 (a)	31,800,000	31,800,000
CA Goleta Water District Certificates of Participation
Series 2003, Insured: MBIA, LIQ FAC: Citigroup Financial Products 3.990% 12/01/22 (a)	1,725,000	1,725,000
CA GS Pool Trust
Series 2006, AMT, LIQ FAC: Goldman Sachs, GIC: IXIS Financial Products 4.050% 05/01/47 (a)	6,706,944	6,706,944
CA Hayward
Multi-Family Housing, Santa Clara Associates LLC, Series 1998 A, AMT, Guarantor: FNMA 3.970% 03/15/33 (a)	7,300,000	7,300,000

See Accompanying Notes to Financial Statements.
4

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Health Facilities Financing Authority
Hospital Adventist Systems, Series 1998 B, Insured: MBIA, SPA: California State Teachers Retirement 3.900% 09/01/28 (a)	9,700,000	9,700,000
Series 2006 C, 3.900% 06/01/41 (a)	92,900,000	92,900,000
CA Housing Finance Agency
Series 2000 A, AMT, LIQ FAC: Landesbank Hessen-Thuringen 3.990% 02/01/26 (a)	16,400,000	16,400,000
Series 2000, AMT, Insured: AMBAC, LIQ FAC: BNP Paribas 4.080% 08/01/29 (a)	5,920,000	5,920,000
Series 2004 E-2, AMT, LOC: JPMorgan Chase Bank 3.940% 02/01/35 (a)	65,540,000	65,540,000
Series 2005 H, AMT, SPA: Dexia Credit Local 3.990% 02/01/36 (a)	3,485,000	3,485,000
Series 2006 A, AMT, SPA: DEPFA Bank PLC 3.990% 02/01/40 (a)	36,800,000	36,800,000
Series 2006 F, AMT, SPA: Fortis Bank S.A. 3.930% 08/01/40 (a)	36,890,000	36,890,000
CA Indio Multi-Family Housing Revenue
Series 1996 A, Guarantor: FNMA 3.870% 08/01/26 (a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Research, Series 2001, LOC: Bank of New York, LOC: California State Teachers' Retirement System 3.880% 11/15/37 (a)	36,500,000	36,500,000
Series 2003 A, LOC: Wells Fargo Bank N.A. 3.920% 09/01/28 (a)	3,950,000	3,950,000
Series 2007, Insured: FGIC,LIQ FAC: Citigroup Financial Products 4.050% 07/01/29 (a)	7,085,000	7,085,000
Traditional Baking, Inc., Series 2003, AMT, LOC: Mellon Bank N.A. 4.100% 08/01/28 (a)	2,140,000	2,140,000

	Par ($)	Value ($)
CA Irwindale Community Redevelopment Agency
Series 2006, Insured: FSA, LIQ FAC: Dexia Credit Local 3.990% 07/15/26 (a)	7,100,000	7,100,000
CA Kern High School District
Series 2005, Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 4.030% 08/01/25 (a)	8,330,000	8,330,000
CA Lassen Municipal Utility District Revenue
Series 1996 A, AMT, Insured: FSA, SPA: Credit Local de France 4.020% 05/01/08 (a)	1,300,000	1,300,000
CA Livermore Redevelopment Agency
Series 2006, AMT, LIQ FAC: Citigroup Financial Products 4.070% 07/01/37 (a)	22,350,000	22,350,000
CA Long Beach Harbor Revenue
Series 2005 MT-175, Insured: FGIC, LIQ FAC: Merrill Lynch Capital Services 4.080% 05/15/15 (a)	4,995,000	4,995,000
CA Los Angeles Convention & Exhibit Center Authority
Series 2003 D, Insured: AMBAC, SPA: Dexia Credit Local 3.860% 08/15/21 (a)	7,700,000	7,700,000
CA Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue, Series 2004 A, Insured: MBIA, LIQ FAC: Citibank N.A. 4.000% 07/01/34 (a)	9,700,000	9,700,000
CA Los Angeles Department of Airports
Series 2002 C-1, LOC: BNP Paribas, LOC: Landesbank Baden-Wurttemberg 3.900% 05/15/20 (a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001 B-3, 3.820% 07/01/34 (a)	29,160,000	29,160,000
Series 2001 B-6, 3.900% 07/01/34 (a)	28,400,000	28,400,000
Series 2001, Insured: MBIA, LIQ FAC: JPMorgan Chase Bank 3.970% 01/01/09 (a)	12,995,000	12,995,000

See Accompanying Notes to Financial Statements.
5

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 A-2, LOC: National Australia Bank 3.900% 07/01/35 (a)	25,700,000	25,700,000
Series 2002 A-4, 3.860% 07/01/35 (a)	23,550,000	23,550,000
Series 2002 A-5, LOC: National Australia Bank 3.870% 07/01/35 (a)	21,900,000	21,900,000
Series 2002 A-6, 3.900% 07/01/35 (a)	18,000,000	18,000,000
Series 2002 A-7, LOC: National Australia Bank 3.860% 07/01/35 (a)	5,100,000	5,100,000
Series 2002 A-8, 3.860% 07/01/35 (a)	5,200,000	5,200,000
CA Los Angeles Unified School District
Series 2006: Insured: FGIC, LIQ FAC: Merrill Lynch Capital Services 4.030% 07/01/25 (a)	2,970,000	2,970,000
Insured: AMBAC LIQ FAC: Merrill Lynch & Co. 4.030% 07/01/30 (a)	8,275,000	8,275,000
Series 2007: Insured: AMBAC, LOC: JPMorgan Chase Bank 3.990% 01/01/15 (a)	8,530,000	8,530,000
Insured: MBIA, LIQ FAC: DEPFA Bank PLC 3.990% 07/01/25 (a)	77,990,000	77,990,000
CA Los Angeles
Multi-Family Housing Revenue, Playa Phase II Apartments LLC, Series 2000 B-II, AMT, Guarantor: FNMA 4.000% 03/15/34 (a)	10,000,000	10,000,000
CA Manteca Redevelopment Agency
Series 2006, Insured: AMBAC, LIQ FAC: Morgan Stanley 4.030% 10/01/36 (a)	6,600,000	6,600,000
CA Metropolitan Water District of Southern California
Series 2007, LIQ FAC: JPMorgan Chase Bank 3.990% 01/01/15 (a)	7,110,000	7,110,000
CA Morgan Hill United School District
Series 2000 S, Insured: FGIC, SPA: Societe Generale 3.990% 08/01/25 (a)	4,290,000	4,290,000

	Par ($)	Value ($)
CA Municipal Securities Trust Certificates
Series 2006 A, Insurer: AMBAC, LIQ FAC: Bear Stearns Capital Markets 3.990% 02/13/18 (a)	9,905,000	9,905,000
Series 2006, Insured: MBIA, LIQ FAC: Bear Stearns Capital Markets 4.030% 12/17/20 (a)	13,455,000	13,455,000
Series 2007 Class A: Insured: FGIC, LIQ FAC: Bear Stearns Capital Markets 3.990% 06/16/11 (a)	4,995,000	4,995,000
LIQ FAC: Bear Stearns Capital Markets 4.050% 06/01/47 (a)	23,000,000	23,000,000
CA Oakland Port
3.540% 09/05/07	24,000,000	24,000,000
CA Oakland Redevelopment Agency
Multi-Family Revenue, Series 2005, AMT, SPA: Lloyds TSB Bank PLC 4.120% 10/01/50 (a)	150,695,000	150,695,000
CA Oakland
Series 2002 756, Insured: FGIC, LOC: Morgan Stanley 4.030% 01/15/32 (a)	9,239,000	9,239,000
CA Orange County Apartment Development Revenue
Series 1985 Z, Insured: FHLMC 3.840% 11/01/07 (a)	15,500,000	15,500,000
WLCO LF Partners, Series 1998 G-2, Guarantor: FNMA, LIQ FAC: FNMA 3.860% 11/15/28 (a)	17,500,000	17,500,000
CA Orange County Special Financing Authority
Series 1995 B, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.880% 11/01/14 (a)	14,900,000	14,900,000
Series 1995 C, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.880% 11/01/14 (a)	24,805,000	24,805,000
Series 1995 D, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.880% 11/01/14 (a)	17,170,000	17,170,000

See Accompanying Notes to Financial Statements.
6

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1995 E, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.880% 11/01/14 (a)	10,625,000	10,625,000
CA Orange County Water District Revenue Certificates of Participation
Series 2003, Insured: MBIA, SPA: Merrill Lynch Capital Services 4.060% 02/15/11 (a)	4,575,000	4,575,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding, Series 2000, Insured: FSA, SPA: Wachovia Bank N.A. 3.900% 09/01/23 (a)	115,000	115,000
CA Pasadena Water Revenue
Series 2003, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.060% 06/01/27 (a)	5,285,000	5,285,000
CA Peralta Community College District
Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services 4.060% 08/01/08 (a)	5,835,000	5,835,000
CA Pittsburg Redevelopment Agency Tax Allocation
Series 2004 A, Insured: AMBAC, LOC: State Street Bank & Trust Co. 3.930% 09/01/35 (a)	7,250,000	7,250,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP, Series 2001 A, AMT, Guarantor: FNMA 3.940% 09/15/34 (a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC, Series 2005 A, AMT, LOC: Wells Fargo Bank N.A. 4.000% 06/01/15 (a)	5,920,000	5,920,000
Blue Line Transfer, Inc., Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 4.000% 08/01/14 (a)	905,000	905,000
CR&R, Inc., Series 2006 A, AMT, LOC: Bank of the West 4.030% 06/01/25 (a)	3,920,000	3,920,000

	Par ($)	Value ($)
Marborg Industries, Series 2006 A, AMT, LOC: Pacific Capital Bank N.A., LOC: Wachovia Bank N.A. 4.000% 06/01/35 (a)	5,335,000	5,335,000
Pacific Gas & Electric Corp.: Series 1996 E, LOC: Bank One N.A. 3.910% 11/01/26 (a)	57,800,000	57,800,000
Series 1996 F, LOC: JPMorgan Chase & Co. 3.910% 11/01/26 (a)	4,000,000	4,000,000
Series 1996, LOC: JPMorgan Chase Bank 3.830% 11/01/26 (a)	18,000,000	18,000,000
Sierra Pacific Industries, Inc., Series 1993, LOC: Wells Fargo Bank N.A. 3.940% 02/01/13 (a)	13,400,000	13,400,000
Solid Waste Disposal, Series1998 A, AMT, LOC: Comerica Bank 4.050% 03/01/18 (a)	695,000	695,000
Southdown, Inc., Series 1983, LOC: Wachovia Bank N.A.: 3.650% 02/15/13 (a)	8,000,000	8,000,000
3.650% 09/15/13 (a)	9,400,000	9,400,000
US Borax, Inc., Series 1995 A, LOC: Wachovia Bank N.A. 3.900% 06/01/10 (a)	4,795,000	4,795,000
CA Pomona Certificates of Participation
Congregational Homes, Inc., Series 2004, LOC: HSH Nordbank Agency 3.860% 01/01/34 (a)	17,770,000	17,770,000
CA Pomona Public Financing Authority
Series 2007, Insured: AMBAC, SPA: Merrill Lynch Capital Services 4.030% 05/01/42 (a)	7,105,000	7,105,000
CA Poway Redevelopment Agency
Tax Allocation, Series 2003, Insured: MBIA, LIQ FAC: Citigroup Financial Products 3.990% 06/15/20 (a)	4,240,000	4,240,000

See Accompanying Notes to Financial Statements.
7

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Public Works Board
Series 2006, Insured: AMBAC, LIQ FAC: BNP Paribas 3.990% 01/01/20 (a)	5,265,000	5,265,000
CA Rancho Water District Financing Authority
Series 2001 B, Insured: FGIC, SPA: State Street Bank & Trust Co. 3.900% 08/01/31 (a)	25,980,000	25,980,000
CA Reset Optional Certificates Trust II-R
Series 2006, Insured: FSA, LIQ FAC: Well Fargo Bank N.A. 3.990% 09/01/25 (a)	2,830,000	2,830,000
CA Riverside County Housing Authority
AP II Murrieta LP, Series 1998 A, AMT, Insured: FHLMC 3.940% 01/15/29 (a)	12,600,000	12,600,000
CA Rowland Unified School District
Series 2003, Insured: FSA, LIQ FAC: Citigroup Financial Products 3.990% 08/01/22 (a)	5,900,000	5,900,000
CA Sacramento
3.800% 09/06/07	120,000,000	120,000,000
CA Sacramento County Housing Authority
Wasatch Pool Holdings LLC, Series 2001 F, AMT, Guarantor: FNMA 3.970% 02/15/31 (a)	3,750,000	3,750,000
CA Sacramento County
Multi-Family Housing, Series 2007 B, Guarantor: FNMA 3.870% 08/15/27 (a)	10,000,000	10,000,000
CA San Bernardino County Certificates of Participation
Series 1996, LOC: BNP Paribas 3.860% 07/01/15 (a)	2,300,000	2,300,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue: Indian Knoll Apartments, Series 1985 A, Guarantor: FNMA 3.910% 05/15/31 (a)	3,580,000	3,580,000

	Par ($)	Value ($)
Reche Canyon Apartments, Series 1985, Guarantor: FNMA 3.930% 05/15/30 (a)	3,500,000	3,500,000
CA San Diego Housing Authority
Multi-Family Housing Revenue, Swift Real Estate Partners, Series 2004 C, Guarantor: FNMA 3.860% 01/15/35 (a)	11,915,000	11,915,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue: 8th & Howard Family Apartments, Series 2000 B, AMT, LOC: Citibank N.A. 3.990% 12/01/34 (a)	6,305,000	6,305,000
Fillmore Center: Series 1992 B-1, LOC: FHLMC 3.940% 12/01/17 (a)	46,800,000	46,800,000
Series 1992 A, LOC: FHLMC 3.940% 12/01/17 (a)	30,100,000	30,100,000
Series 1992, AMT, LOC: FHLMC 3.980% 12/01/17 (a)	3,000,000	3,000,000
South Harbor, Series 1986, LOC: Credit Local de France 4.050% 12/01/16 (a)	6,400,000	6,400,000
CA San Joaquin County Transportation Authority
3.550% 03/13/08	40,000,000	40,000,000
CA San Joaquin Hills Transportation Corridor Agency
Series 2006, Insured: MBIA, LIQ FAC: Morgan Stanley 4.050% 01/15/34 (a)	5,680,000	5,680,000
Series 2007, LIQ FAC: Goldman Sachs 4.000% 01/01/26 (a)	3,185,000	3,185,000
CA San Jose Multi-Family Housing Revenue
Fairfield Trestles LP, Series 2004 A, AMT, LOC: FHLMC 4.010% 03/01/37 (a)	7,325,000	7,325,000
Sunset Square LP, Series 2002 E, AMT, LOC: Citibank N.A. 3.950% 06/01/34 (a)	4,469,000	4,469,000

See Accompanying Notes to Financial Statements.
8

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
CA San Jose Redevelopment Agency
Series 2005, Insured: MBIA, SPA: Merrill Lynch Capital Services 4.060% 08/01/26 (a)	7,455,000	7,455,000
CA San Jose Unified School District
Series 2005, Insured: FGIC, LIQ FAC: Citibank N.A. 4.000% 08/01/29 (a)	19,800,000	19,800,000
CA San Ramon Valley Unified School District
Series 2004, Insured: FSA, SPA: Merrill Lynch Capital Services 4.030% 08/01/23 (a)	5,150,000	5,150,000
CA Santa Rosa High School District
Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services 4.030% 08/01/11 (a)	4,265,000	4,265,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue, Series 1995 E, LOC: FHLMC 3.860% 03/01/12 (a)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
Series 2005, Insured: AMBAC, SPA: BNP Paribas 4.040% 09/01/31 (a)	3,470,000	3,470,000
CA Southern California Public Power Authority
Power Project Revenue: Series 2003, Insured: AMBAC, SPA: Merrill Lynch Capital Services 4.030% 07/01/11 (a)	4,930,000	4,930,000
Series 2007 A-1, Insured: MBIA, SPA: KBC Bank N.V. 3.850% 07/01/36 (a)	56,960,000	56,960,000
CA Statewide Communities Development Authority
Hanna Boys Center, Series 2002, LOC: Northern Trust Co. 3.970% 12/31/32 (a)	5,000,000	5,000,000
Industrial Development Revenue, Multiple Peptide Systems, Series 2002 A, AMT, LOC: Bank of the West 4.050% 12/01/17 (a)	3,150,000	3,150,000

	Par ($)	Value ($)
Multi-Family Revenue: Bay Vista at Meadow Park LP, Series 2003 1, AMT, LOC: Wells Fargo Bank N.A. 3.950% 12/15/37 (a)	7,500,000	7,500,000
Cienega Preservation LP, Series 2002 V, AMT, LOC: Washington Mutual Bank 4.050% 10/01/33 (a)	11,760,000	11,760,000
Plan Nine Partners LLC, Series 2005 A, LOC: Union Bank of California N.A. 3.940% 02/01/35 (a)	13,415,000	13,415,000
Series 2004 M, 3.900% 04/01/38 (a)	19,600,000	19,600,000
Series 2006, AMT: LIQ FAC: Citigroup Financial Products: 4.070% 08/01/39 (a)	10,125,000	10,125,000
4.070% 06/01/50 (a)	17,250,000	17,250,000
LIQ FAC: Goldman Sachs 4.050% 01/01/49 (a)	3,435,000	3,435,000
Series 2006, LOC: Allied Irish Bank PLC 3.860% 06/01/27 (a)	9,400,000	9,400,000
Series 2007 29-G, AMT, LIQ FAC: Goldman Sachs 4.030% 05/01/39 (a)	23,495,000	23,495,000
Series 2007, AMT, LOC: Merrill Lynch Capital Services 3.670% 02/01/50 (a)	58,995,000	58,995,000
Solid Waste Revenue, Chevron Corp., Series 1994, AMT, GTY AGMT: Chevron Corp. 3.980% 12/15/24 (a)	24,990,000	24,990,000
CA State
3.550% 10/02/07	24,258,000	24,258,000
Series 2004 B-2, LOC: Citibank N.A., LOC: State Street Bank & Trust, Co., LOC: National Australia Bank 3.850% 05/01/34 (a)	8,250,000	8,250,000
Series 2005 A: LOC: Calyon Bank 3.900% 05/01/40 (a)	103,200,000	103,200,000
LOC: Fortis Bank S.A./N.A. 3.900% 05/01/40 (a)	115,045,000	115,045,000
Series 2005 B-6, LOC: KBC Bank N.V. 3.830% 05/01/40 (a)	20,050,000	20,050,000

See Accompanying Notes to Financial Statements.
9

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005, Insured: MBIA, LIQ FAC: Dexia Credit Local 3.990% 02/01/25 (a)	10,555,000	10,555,000
Series 2006 A: Insured: AMBAC, LIQ FAC: Bayerische Landesbank 3.990% 08/01/31 (a)	14,360,000	14,360,000
Insured: MBIA, LIQ FAC: Bayerische Landesbank 3.990% 02/01/33 (a)	14,850,000	14,850,000
Series 2006, Insured: AMBAC, LIQ FAC: Morgan Stanley 4.030% 03/01/34 (a)	5,500,000	5,500,000
Series 2007 A, LIQ FAC: Societe Generale 4.010% 06/01/37 (a)	24,840,000	24,840,000
Series 2007: Insured: AMBAC, LIQ FAC: Morgan Stanley 4.030% 03/01/34 (a)	5,237,500	5,237,500
Insured: FSA, LIQ FAC: Citigroup Financial Products 3.990% 06/01/32 (a)	98,355,000	98,355,000
CA Stockton Health Facilities Revenue
Dameron Hospital Associates, Series 2002 A, LOC: Citibank N.A. 3.930% 12/01/32 (a)	10,000,000	10,000,000
CA Tahoe Forest Hospital District
Series 2002, LOC: U.S. Bank N.A. 3.930% 07/01/33 (a)	5,700,000	5,700,000
CA TICS/TOCS Trust
Series 2002, AMT, Insured: MBIA, LIQ FAC: Bank of New York 3.960% 04/01/44 (a)	35,860,000	35,860,000
CA UBS Municipal Certificates
Series 2007: Insured: FGIC, SPA: Bank of New York 3.980% 03/01/31 (a)	12,830,000	12,830,000
Insured: FSA, LIQ FAC: Landesbank Hessen-Thuringen 3.980% 09/01/14 (a)	2,340,000	2,340,000
CA University of California
Series 2005, Insured: FSA, LIQ FAC: Lehman Liquidity Co. 4.150% 05/15/38 (a)	6,480,000	6,480,000

	Par ($)	Value ($)
CA University
Series 2006: Insured: AMBAC, LIQ FAC: Morgan Stanley 4.030% 11/01/30 (a)	4,000,000	4,000,000
Insured: MBIA, LIQ FAC: JPMorgan Chase & Co. 3.990% 11/01/13 (a)	2,990,000	2,990,000
CA West Contra Costa Unified School District Series 2004, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.060% 08/01/24 (a)	5,895,000	5,895,000
California Total		3,522,109,626
Puerto Rico – 6.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 12/27/08 (a)	68,420,000	68,420,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2000, Insurer: FSA, LIQ FAC: Merrill Lynch Capital Services 4.060% 07/01/20 (a)	1,820,000	1,819,936
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 MT-174, Insured: CIFG, SPA: Merrill Lynch Capital Services 4.060% 07/01/19 (a)	4,945,000	4,945,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 MT-172, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.060% 07/01/26 (a)	2,485,000	2,485,000
Series 2005 MT-173, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 4.060% 07/01/26 (a)	6,125,000	6,125,000
Series 2006, Insured: FGIC, LIQ FAC: Bayerische Landesbank 3.980% 07/01/22 (a)	13,840,000	13,840,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank 3.990% 12/01/19 (a)	4,695,000	4,695,000

See Accompanying Notes to Financial Statements.
10

Columbia California Tax-Exempt Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 09/03/09 (a)	68,500,000	68,500,000
Series 2001, Insured: FSA, LIQ FAC: Bank of New York 3.960% 07/01/27 (a)	34,495,000	34,495,000
Series 2002, Insured: FSA, LIQ FAC: Morgan Stanley 4.020% 07/01/20 (a)	19,952,500	19,952,500
Series 2003, Insured: MBIA, LIQ FAC: Morgan Stanley 4.020% 07/01/20 (a)	11,525,000	11,525,000
Series 2006: Insured: FGIC, LIQ FAC: Merrill Lynch Capital Services 4.060% 07/01/29 (a)	5,620,000	5,620,000
LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co. 3.980% 07/01/35 (a)	1,870,000	1,870,000
PR TICS/TOCS Trust
Series 2001-2, Insured: FSA, LIQ FAC: Bank of New York 3.960% 07/01/19 (a)	15,745,000	15,745,000
Puerto Rico Total		260,037,436
Total Municipal Bonds (cost of $3,782,147,062)		3,782,147,062
Short-Term Obligations – 5.4%
Variable Rate Demand Notes – 5.4%
Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch, Series 2006: Insured: FGIC: LIQ FAC: Merrill Lynch Capital Services 4.100% 09/01/30 (a)	6,380,000	6,380,000
SPA: Merrill Lynch Capital Services: 4.100% 08/01/30 (a)	3,920,000	3,920,000
4.100% 02/01/38 (a)	15,240,000	15,240,000
Insured: MBIA, SPA: Merrill Lynch Capital Services 4.100% 12/01/34 (a)	4,190,000	4,190,000

	Par ($)	Value ($)
Merrill Lynch, Series 2007, AMT, SPA: Merrill Lynch Capital Services 4.120% 12/01/46 (a)	82,340,000	82,340,000
Merrill Lynch, Series 2007: Insured: FSA: LIQ FAC: Merrill Lynch Capital Services 3.980% 07/01/24 (a)	29,525,000	29,525,000
LIQ FAC: Svenska Handelsbanken 3.720% 07/01/22 (a)	17,310,000	17,310,000
LIQ FAC: Dexia Credit Local 4.040% 03/01/16 (a)	13,450,000	13,450,000
LIQ FAC: Merrill Lynch Capital Services 3.700% 06/01/47 (a)	45,990,000	45,990,000
Variable Rate Demand Notes Total		218,345,000
Total Short-Term Obligations (cost of $218,345,000)		218,345,000
Total Investments – 99.6% (cost of $4,000,492,062) (b)		4,000,492,062
Other Assets & Liabilities, Net – 0.4%		15,651,183
Net Assets – 100.0%		4,016,143,245

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b)  Cost for federal income tax purposes is $4,000,492,062.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.
11

Statement of Assets and Liabilities – Columbia California Tax-Exempt Reserves
August 31, 2007

Assets	Investments, at amortized cost approximating value	$4,000,492,062
	Cash	16,187,250
	Receivable for:
	Fund shares sold	2,000
	Interest	20,076,659
	Total Assets	4,036,757,971
Liabilities	Expense reimbursement due to Investment Advisor/Administrator	22,635
	Payable for:
	Investments purchased	15,665,494
	Fund shares repurchased	1,336,921
	Distributions	1,717,066
	Investment advisory fee	503,775
	Administration fee	121,262
	Transfer agent fee	3,538
	Pricing and bookkeeping fees	15,845
	Trustees' fees	70,669
	Custody fee	7,128
	Distribution and service fees	1,035,602
	Chief compliance officer expenses	314
	Other liabilities	114,477
	Total Liabilities	20,614,726
	Net Assets	4,016,143,245
Net Assets Consist of	Paid-in capital	4,015,574,428
	Undistributed net investment income	568,817
	Net Assets	4,016,143,245
Capital Class Shares	Net assets	$557,295,580
	Shares outstanding	557,224,571
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$525,006,841
	Shares outstanding	524,924,779
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$66,037,511
	Shares outstanding	66,032,267
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$498,925,880
	Shares outstanding	498,842,766
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$289,498,899
	Shares outstanding	289,484,761
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,538,427,922
	Shares outstanding	1,538,251,261
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$540,950,612
	Shares outstanding	540,883,751
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
12

Statement of Operations – Columbia California Tax-Exempt Reserves
For the Year Ended August 31, 2007

		($)
Investment Income	Interest	134,963,249
Expenses	Investment advisory fee	5,627,435
	Administration fee	3,595,016
	Distribution fee:
	Investor Class Shares	223,631
	Market Class Shares (a)	16
	Daily Class Shares	4,992,075
	Class B Shares (a)	38
	Shareholder servicing and administration fees:
	Trust Class Shares	554,548
	Liquidity Class Shares	107,397
	Adviser Class Shares	1,066,385
	Investor Class Shares	559,078
	Market Class Shares (a)	19
	Daily Class Shares	3,565,768
	Class B Shares (a)	17
	Institutional Class Shares	255,885
	Transfer agent fee	35,022
	Pricing and bookkeeping fees	168,603
	Trustees' fees	23,119
	Custody fee	42,085
	Chief compliance officer expenses	6,257
	Other expenses	303,524
	Total Expenses	21,125,918
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(2,284,293)
	Fees waived by Shareholder Service Provider—Liquidity Class Shares	(42,959)
	Custody earnings credit	(14,460)
	Net Expenses	18,784,206
	Net Investment Income	116,179,043
	Net realized gain on investments	507,615
	Net Increase Resulting from Operations	116,686,658

(a)  Market Class shares and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.
13

Statement of Changes in Net Assets – Columbia California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2007 (a)($)	Period April 1, through August 31, 2006 (b)($)	Year Ended March 31, 2006 (c)(d)($)
Operations	Net investment income	116,179,043	44,450,230	63,909,198
	Net realized gain (loss) on investments	507,615	4,090	(23,846)
	Net Increase Resulting from Operations	116,686,658	44,454,320	63,885,352
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(14,896,687)	(5,929,685)	(8,898,452)
	Trust Class Shares	(18,283,412)	(6,548,542)	(10,510,745)
	Liquidity Class Shares	(1,406,028)	(385,297)	(588,121)
	Adviser Class Shares	(13,440,551)	(4,135,513)	(11,193,188)
	Investor Class Shares	(6,817,577)	(2,901,957)	(5,899,030)
	Market Class Shares	(215)	(115)	(107)
	Daily Class Shares	(39,966,428)	(15,345,670)	(19,552,755)
	Class B Shares	(114)	(61)	(92)
	Institutional Class Shares	(21,368,031)	(9,203,392)	(7,272,168)
	Total Distributions to Shareholders	(116,179,043)	(44,450,232)	(63,914,658)
	Net Capital Share Transactions	295,903,625	277,786,685	1,316,476,500
	Total Increase in Net Assets	296,411,240	277,790,773	1,316,447,194
Net Assets	Beginning of period	3,719,732,005	3,441,941,232	2,125,494,038
	End of period	4,016,143,245	3,719,732,005	3,441,941,232
	Undistributed net investment income at end of period	568,817	108,958	108,960

See Accompanying Notes to Financial Statements.
14

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	Year Ended August 31, 2007 (a)		Period April 1, through August 31, 2006 (b)		Year Ended March 31, 2006 (c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	1,783,861,897	1,783,861,897	697,646,638	697,646,638	1,587,640,715	1,587,640,715
Distributions reinvested	12,848,648	12,848,648	4,507,049	4,507,049	7,407,351	7,407,351
Redemptions	(1,748,659,761)	(1,748,659,761)	(624,503,549)	(624,503,549)	(1,269,348,842)	(1,269,348,842)
Net Increase	48,050,784	48,050,784	77,650,138	77,650,138	325,699,224	325,699,224
Trust Class Shares
Subscriptions	1,010,437,533	1,010,437,533	489,802,090	489,802,090	1,193,993,557	1,193,993,557
Distributions reinvested	597,039	597,039	282,038	282,038	427,874	427,874
Redemptions	(1,003,439,872)	(1,003,439,872)	(443,174,621)	(443,174,621)	(1,063,145,017)	(1,063,145,017)
Net Increase	7,594,700	7,594,700	46,909,507	46,909,507	131,276,414	131,276,414
Liquidity Class Shares
Subscriptions	82,784,926	82,784,926	24,193,526	24,193,526	82,911,445	82,911,445
Distributions reinvested	1,405,858	1,405,858	385,248	385,248	547,937	547,937
Redemptions	(45,716,084)	(45,716,084)	(32,818,706)	(32,818,706)	(64,247,268)	(64,247,268)
Net Increase (Decrease)	38,474,700	38,474,700	(8,239,932)	(8,239,932)	19,212,114	19,212,114
Adviser Class Shares
Subscriptions	692,347,874	692,347,874	322,776,675	322,776,675	783,625,324	783,625,324
Distributions reinvested	13,440,480	13,440,480	4,131,003	4,131,003	11,192,485	11,192,485
Redemptions	(583,892,515)	(583,892,515)	(210,568,659)	(210,568,659)	(1,127,307,146)	(1,127,307,146)
Net Increase (Decrease)	121,895,839	121,895,839	116,339,019	116,339,019	(332,489,337)	(332,489,337)
Investor Class Shares
Subscriptions	619,076,576	619,076,576	243,902,688	243,902,688	960,188,582	960,188,582
Distributions reinvested	6,814,148	6,814,148	2,900,648	2,900,648	5,893,252	5,893,252
Redemptions	(541,919,998)	(541,919,998)	(267,150,659)	(267,150,659)	(984,465,009)	(984,465,009)
Net Increase (Decrease)	83,970,726	83,970,726	(20,347,323)	(20,347,323)	(18,383,175)	(18,383,175)
Market Class Shares
Subscriptions	—	—	—	—	10,000	10,000
Distributions reinvested	189	189	116	116	106	106
Redemptions	(10,411)	(10,411)	—	—	—	—
Net Increase (Decrease)	(10,222)	(10,222)	116	116	10,106	10,106
Daily Class Shares
Subscriptions	1,661,155,629	1,661,155,629	771,330,157	771,330,158	1,646,191,835	1,646,191,835
Distributions reinvested	39,966,428	39,966,428	15,345,670	15,345,670	19,552,897	19,552,897
Redemptions	(1,557,552,022)	(1,557,552,022)	(749,186,937)	(749,186,937)	(1,051,531,272)	(1,051,531,272)
Net Increase	143,570,035	143,570,035	37,488,890	37,488,891	614,213,460	614,213,460
Class B Shares
Distributions reinvested	101	101	61	61	88	88
Redemptions	(6,802)	(6,802)	—	—	—	—
Net Increase (Decrease)	(6,701)	(6,701)	61	61	88	88

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	Year Ended August 31, 2007 (a)		Period April 1, through August 31, 2006 (b)		Year Ended March 31, 2006 (c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Subscriptions	1,626,167,003	1,626,167,003	751,239,528	751,239,528	1,716,776,122	1,716,776,122
Distributions reinvested	21,358,495	21,358,495	9,197,753	9,197,753	7,253,735	7,253,735
Redemptions	(1,795,161,734)	(1,795,161,734)	(732,451,073)	(732,451,073)	(1,147,092,251)	(1,147,092,251)
Net Increase (Decrease)	(147,636,236)	(147,636,236)	27,986,208	27,986,208	576,937,606	576,937,606

(a)  On May 30, 2007, Market Class shares and Class B shares were fully redeemed.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Market Class shares commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0340		0.0139		0.0250		0.0123	0.0083	0.0115
Less Distributions to Shareholders:
From net investment income	(0.0340)		(0.0139)		(0.0250)		(0.0123)	(0.0083)	(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.45%		1.40	%(d)	2.53%		1.24%	0.84%	1.17%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	3.40	%(e)	3.32	%(e)(f)	2.59	%(e)	1.21%	0.83%	1.15%
Net assets, end of period (000's)	$557,296		$509,181		$431,530		$105,823	$169,317	$172,261

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
17

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0330		0.0135		0.0240		0.0113	0.0073	0.0105
Less Distributions to Shareholders:
From net investment income	(0.0330)		(0.0135)		(0.0240)		(0.0113)	(0.0073)	(0.0105)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.35%		1.36	%(d)	2.42%		1.14%	0.74%	1.07%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	3.30	%(e)	3.22	%(e)(f)	2.41	%(e)	1.15%	0.73%	1.05%
Net assets, end of period (000's)	$525,007		$517,340		$470,430		$339,137	$294,225	$435,253

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
18

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0325		0.0133		0.0235		0.0108	0.0068	0.0101
Less Distributions to Shareholders:
From net investment income	(0.0325)		(0.0133)		(0.0235)		(0.0108)	(0.0068)	(0.0101)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.30%		1.34	%(d)	2.37%		1.09%	0.69%	1.01%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16%		0.16	%(f)	0.16%		0.18%	0.72%	0.77%
Net investment income	3.27	%(e)	3.17	%(e)(f)	2.39	%(e)	1.37%	0.68%	1.00%
Net assets, end of period (000's)	$66,038		$27,557		$35,797		$16,585	$1,095	$2,998

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
19

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0315		0.0129		0.0225		0.0098	0.0058	0.0091
Less Distributions to Shareholders:
From net investment income	(0.0315)		(0.0129)		(0.0225)		(0.0098)	(0.0058)	(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.19%		1.30	%(d)	2.27%		0.98%	0.59%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	3.15	%(e)	3.08	%(e)(f)	2.19	%(e)	1.01%	0.58%	0.90%
Net assets, end of period (000's)	$498,926		$376,973		$260,633		$593,136	$475,799	$502,135

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
20

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0305		0.0125		0.0215		0.0088	0.0048	0.0081
Less Distributions to Shareholders:
From net investment income	(0.0305)		(0.0125)		(0.0215)		(0.0088)	(0.0048)	(0.0081)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.09%		1.25	%(d)	2.17%		0.88%	0.48%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	3.05	%(e)	2.98	%(e)(f)	2.13	%(e)	0.85%	0.48%	0.80%
Net assets, end of period (000's)	$289,499		$205,499		$225,846		$244,229	$369,440	$360,205

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
21

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0280		0.0114		0.0190		0.0063	0.0026	0.0056
Less Distributions to Shareholders:
From net investment income	(0.0280)		(0.0114)		(0.0190)		(0.0063)	(0.0026)	(0.0056)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.84%		1.15	%(d)	1.91%		0.63%	0.26%	0.56%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.77%	0.80%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.10%	0.07%
Net investment income	2.80	%(e)	2.73	%(e)(f)	1.94	%(e)	0.63%	0.26%	0.55%
Net assets, end of period (000's)	$1,538,428		$1,394,667		$1,357,176		$742,981	$726,888	$792,206

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
22

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0336		0.0138		0.0246		0.0119	0.0079	0.0106
Less Distributions to Shareholders:
From net investment income	(0.0336)		(0.0138)		(0.0246)		(0.0119)	(0.0079)	(0.0106)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.41%		1.39	%(d)	2.49%		1.20%	0.80%	1.08%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	3.34	%(e)	3.28	%(e)(f)	2.63	%(e)	1.16%	0.79%	1.11%
Net assets, end of period (000's)	$540,951		$688,499		$660,513		$83,596	$126,531	$1,537

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
23

Notes to Financial Statements – Columbia California Tax-Exempt Reserves
August 31, 2007

Note 1. Organization

Columbia California Tax-Exempt Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class and Institutional Class shares. On May 30, 2007, Market Class shares and Class B shares of the Fund were fully redeemed. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

24

Columbia California Tax-Exempt Reserves, August 31, 2007

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$459,859	$(459,859)	$—

Net investment income and net realized gains, as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Tax-Exempt Income	$115,187,209	$44,144,895
Ordinary Income*	875,777	305,337
Long-Term Capital Gains	116,057	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$2,285,872	$—	$—

Capital loss carryforwards of $47,756 were utilized during the year ended August 31, 2007.

25

Columbia California Tax-Exempt Reserves, August 31, 2007

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48. Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA") receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate was, net of fee waivers, 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket

26

Columbia California Tax-Exempt Reserves, August 31, 2007

expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees, and net of minimum account balance fees, was less than 0.001% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%

27

Columbia California Tax-Exempt Reserves, August 31, 2007

Administration Plans:	Current Rate (after fee waivers)	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2007.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2010	2009	2008	recovery	ended 8/31/07
$2,284,293	$933,182	$1,863,131	$5,080,606	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

28

Columbia California Tax-Exempt Reserves, August 31, 2007

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $14,460.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had one shareholder that held 14.8% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund had one shareholder that held 70.4% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004,

29

Columbia California Tax-Exempt Reserves, August 31, 2007

the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia California Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

31

Unaudited Information – Columbia California Tax-Exempt Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the year ended August 31, 2007, the Fund designates long-term capital gains of $116,057.

For the fiscal year ended August 31, 2007, the Fund designated 99.5% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

32

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

33

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

34

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

35

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia California Tax-Exempt Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135203-0807 (10/07) 07/45239

Columbia Management®

Columbia Government Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	3

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	9

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	27

Unaudited Information	28

Fund Governance	29

Important Information About This Report	33

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period, and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Government Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.81	1,024.20	1.02	1.02	0.20
Trust Class	1,000.00	1,000.00	1,025.31	1,023.69	1.53	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,025.10	1,023.44	1.79	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,024.60	1,022.94	2.30	2.29	0.45
Investor Class	1,000.00	1,000.00	1,024.00	1,022.43	2.81	2.80	0.55
Daily Class	1,000.00	1,000.00	1,022.79	1,021.17	4.08	4.08	0.80
Class A	1,000.00	1,000.00	1,023.49	1,021.93	3.32	3.31	0.65
Institutional Class	1,000.00	1,000.00	1,025.61	1,024.00	1.23	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,025.41	1,023.74	1.48	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,025.81	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Investment Portfolio – Columbia Government Reserves, August 31, 2007

Government & Agency Obligations – 102.1%

	Par ($)	Value ($)
U.S. Government Agencies – 102.1%
Federal Farm Credit Bank
3.400% 10/15/07	500,000	498,924
3.520% 10/19/07	1,000,000	997,618
4.650% 09/11/07 (a)	25,000,000	24,967,708
5.090% 11/20/07 (a)	30,000,000	29,660,667
5.130% 09/17/07 (a)	16,297,000	16,259,843
5.190% 11/01/07 (b)	10,000,000	9,999,674
5.200% 10/01/07 (b)	50,000,000	49,999,899
5.200% 11/09/07 (b)	100,000,000	99,997,952
5.210% 04/23/08 (b)	67,000,000	66,995,690
5.210% 05/13/08 (b)	50,000,000	49,993,084
5.210% 10/20/08 (b)	57,500,000	57,493,535
5.218% 10/03/07 (b)	82,000,000	81,999,999
5.220% 11/24/08 (b)	100,000,000	99,976,429
5.230% 01/10/08 (b)	100,000,000	100,000,000
5.230% 03/10/08 (b)	70,000,000	69,992,789
5.240% 07/21/08 (b)	50,000,000	49,991,514
5.250% 10/26/07 (b)	100,000,000	100,000,000
5.365% 05/23/08 (b)	151,000,000	150,983,442
5.370% 01/25/08 (b)	80,000,000	79,996,609
5.385% 02/23/09 (b)	75,000,000	75,000,000
5.406% 06/13/08 (b)	393,000,000	392,947,889
5.435% 10/31/07 (b)	150,000,000	149,997,534
Federal Home Loan Bank
2.650% 10/22/07	1,000,000	996,302
3.010% 10/15/07	1,000,000	997,215
3.065% 01/22/08	1,000,000	991,129
3.375% 09/14/07	2,000,000	1,998,586
3.375% 10/05/07	10,000,000	9,981,057
3.500% 09/14/07	1,000,000	999,319
3.500% 11/15/07	24,610,000	24,524,816
3.803% 09/18/07 (a)	49,000,000	48,906,818
4.200% 09/04/07	418,248,000	418,101,613
4.567% 09/12/07 (a)	76,058,000	75,951,863
4.600% 09/07/07 (a)	32,729,000	32,703,908
4.770% 09/12/07	48,064,000	47,993,947
4.800% 09/05/07(a)	12,337,000	12,330,420
4.800% 09/14/07	31,523,000	31,468,360
4.800% 09/14/07 (a)	12,885,000	12,861,163
4.800% 09/28/07	193,329,000	192,633,016
4.800% 09/28/07 (a)	479,070,000	477,316,604
4.838% 09/12/07 (a)	50,000,000	49,926,086
4.850% 09/04/07	31,156,000	31,143,408
4.880% 11/30/07 (a)	330,000,000	326,019,012
4.900% 09/14/07	55,000,000	54,902,681
4.900% 10/17/07 (a)	7,672,000	7,623,965
4.900% 10/31/07 (a)	79,176,000	78,525,396
4.900% 11/16/07 (a)	22,915,000	22,677,957
4.916% 11/21/07 (a)	270,253,000	267,227,855
4.930% 11/23/07 (a)	50,000,000	49,431,681
4.940% 11/23/07	27,287,000	26,976,216
4.950% 09/10/07 (a)	55,000,000	54,931,938
4.950% 09/17/07 (a)	132,696,000	132,405,198
4.950% 01/24/08 (a)	48,000,000	47,043,000
4.965% 10/26/07 (a)	136,675,000	135,638,263
4.970% 11/15/07 (a)	10,500,000	10,391,281
4.970% 11/28/07 (a)	70,000,000	69,149,578
4.990% 09/21/07 (a)	18,205,000	18,154,532

	Par ($)	Value ($)
5.000% 09/04/07	25,555,000	25,544,352
5.000% 11/23/07	5,000,000	4,995,996
5.059% 12/05/07 (a)	66,004,000	65,122,837
5.100% 10/19/07 (a)	99,463,000	98,786,652
5.100% 03/06/08	41,500,000	41,463,184
5.110% 09/26/07 (a)	100,000,000	99,645,139
5.130% 10/03/07	50,000,000	49,772,000
5.130% 10/11/07 (a)	19,500,000	19,388,850
5.130% 10/17/07	37,448,000	37,202,528
5.130% 10/24/07	177,636,000	176,301,674
5.132% 10/03/07 (a)	150,000,000	149,315,733
5.135% 10/05/07 (a)	20,396,000	20,297,085
5.140% 09/14/07	75,000,000	74,860,792
5.140% 09/21/07	100,000,000	99,714,444
5.140% 09/28/07	5,841,000	5,818,483
5.190% 06/18/08 (b)	191,000,000	190,944,028
5.198% 10/30/08 (b)	160,000,000	159,982,003
5.200% 01/10/08 (b)	215,000,000	214,969,872
5.200% 01/17/08 (b)	225,000,000	224,973,474
5.200% 04/02/08 (b)	300,000,000	299,930,791
5.200% 04/04/08 (b)	40,000,000	39,989,657
5.200% 04/10/08 (b)	100,000,000	99,973,388
5.210% 09/19/08 (b)	25,000,000	24,993,678
5.210% 10/16/08 (b)	10,000,000	9,997,732
5.210% 02/11/09 (b)	75,000,000	74,989,603
5.230% 02/14/08 (b)	20,000,000	19,998,240
5.236% 02/11/09 (b)	115,000,000	115,000,000
5.250% 11/01/07	20,910,000	20,909,303
5.250% 11/15/07	90,000,000	89,986,765
5.250% 12/26/07	8,595,000	8,594,437
5.250% 06/19/08	62,700,000	62,660,982
5.325% 05/28/08 (b)	28,000,000	27,990,363
5.359% 03/02/09 (b)	150,000,000	150,000,000
5.360% 02/23/09 (b)	75,000,000	75,000,000
5.380% 04/09/08	80,000,000	80,000,000
5.415% 11/14/08 (b)	100,000,000	99,965,064
5.438% 02/18/09 (b)	255,000,000	255,011,597
5.464% 03/14/08 (b)	175,000,000	174,963,598
U.S. Government Agencies Total		8,019,729,306
Total Government & Agency Obligations (cost of $8,019,729,306)		8,019,729,306
Total Investments – 102.1% (cost of $8,019,729,306) (c)		8,019,729,306
Other Assets & Liabilities, Net – (2.1)%		(162,475,289)
Net Assets – 100.0%		7,857,254,017

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(c)  Cost for federal income tax purpose is $8,019,729,306.

See Accompanying Notes to Financial Statements.
2

Statement of Assets and Liabilities – Columbia Government Reserves
August 31, 2007

		($)
Assets	Investments, at amortized cost approximating value	8,019,729,306
	Cash	168
	Receivable for:
	Fund shares sold	126,696
	Interest	24,216,318
	Expense reimbursement due from Investment Advisor/Administrator	37,690
	Deferred Trustees' compensation plan	104,843
	Other assets	6,161
	Total Assets	8,044,221,182
Liabilities	Payable for:
	Investments purchased	177,365,831
	Fund shares repurchased	19,608
	Distributions	7,251,392
	Investment advisory fee	842,298
	Administration fee	211,374
	Transfer agent fee	9,292
	Pricing and bookkeeping fees	15,329
	Trustees' fees	105,911
	Custody fee	15,915
	Chief compliance officer expenses	433
	Distribution and service fees	876,281
	Deferred Trustees' compensation plan	104,843
	Other liabilities	148,658
	Total Liabilities	186,967,165
	Net Assets	7,857,254,017
Net Assets Consist of	Paid-in capital	7,858,064,151
	Undistributed net investment income	261,684
	Accumulated net realized loss	(1,071,818)
	Net Assets	7,857,254,017

See Accompanying Notes to Financial Statements.
3

Statement of Assets and Liabilities – Columbia Government Reserves
August 31, 2007 (continued)

Capital Class Shares	Net assets	$3,287,529,778
	Shares outstanding	3,287,635,599
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$207,516,094
	Shares outstanding	207,531,016
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$719,348,233
	Shares outstanding	719,441,653
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,378,942,219
	Shares outstanding	1,379,299,104
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$345,746,306
	Shares outstanding	346,010,802
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$719,972,744
	Shares outstanding	720,005,289
	Net asset value per share	$1.00
Class A Shares	Net assets	$13,496,759
	Shares outstanding	13,475,288
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$897,082,992
	Shares outstanding	897,082,653
	Net asset value per share	$1.00
Retail A Shares	Net assets	$56,878,809
	Shares outstanding	56,904,850
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$230,740,083
	Shares outstanding	230,858,863
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
4

Statement of Operations – Columbia Government Reserves
For the Year Ended August 31, 2007

		($)
Investment Income	Interest	296,181,132
Expenses	Investment advisory fee	8,413,337
	Administration fee	5,452,285
	Distribution fee:
	Investor Class Shares	422,119
	Market Class Shares (a)	39
	Daily Class Shares	2,144,182
	Class A Shares	18,188
	Class B Shares (a)	1,383
	Shareholder servicing and administration fees:
	Trust Class Shares	231,753
	Liquidity Class Shares	2,079,836
	Adviser Class Shares	2,944,324
	Investor Class Shares	1,055,297
	Market Class Shares (a)	49
	Daily Class Shares	1,531,559
	Class A Shares	63,658
	Class B Shares (a)	645
	Institutional Class Shares	207,307
	Retail A Shares	53,288
	Transfer agent fee	110,376
	Pricing and bookkeeping fees	165,881
	Trustees' fees	22,612
	Custody fee	77,682
	Chief compliance officer expenses	6,734
	Other expenses	626,813
	Total Expenses	25,629,347
	Fees and expenses waived or reimbursed by Investment Advisor and/or Administrator	(3,707,245)
	Fees waived by Shareholder Services Provider—Liquidity Class Shares	(831,934)
	Expense reductions	(19,649)
	Net Expenses	21,070,519
	Net Investment Income	275,110,613
	Net realized gain on investments	14,550
	Net Increase Resulting from Operations	275,125,163

(a)  Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.
5

Statement of Changes in Net Assets – Columbia Government Reserves

Increase (Decrease) in Net Assets		Period April 1, Year Ended August 31, 2007 (a)(b)	through August 31, 2006 (c)	Year Ended March 31, 2006 (d)(e)(f)
Operations	Net investment income	$275,110,613	$102,438,479	$154,906,154
	Net realized gain (loss) on investments	14,550	(661,682)	(185,367)
	Net Increase Resulting from Operations	275,125,163	101,776,797	154,720,787
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(75,757,194)	(30,024,319)	(53,579,693)
	Trust Class Shares	(11,547,915)	(6,721,246)	(10,543,186)
	Liquidity Class Shares	(41,046,433)	(13,979,225)	(23,669,088)
	Adviser Class Shares	(56,916,619)	(22,622,371)	(29,021,567)
	Investor Class Shares	(19,989,597)	(8,090,368)	(11,700,236)
	Market Class Shares	(909)	(504)	(489)
	Daily Class Shares	(27,452,097)	(10,106,979)	(13,744,927)
	Class A Shares	(841,570)	(388,505)	(708,958)
	Class B Shares	(7,350)	(4,428)	(13,284)
	Institutional Class Shares	(26,101,380)	(4,128,216)	(7,164,733)
	Retail A Shares	(2,957,054)	(1,295,915)	(1,029,036)
	G-Trust Shares	(12,492,494)	(5,076,567)	(3,720,987)
	Total Distributions to Shareholders	(275,110,612)	(102,438,643)	(154,896,184)
	Net Capital Share Transactions	2,417,896,761	558,464,157	1,300,484,684
	Total Increase in Net Assets	2,417,911,312	557,802,311	1,300,309,287
Net Assets	Beginning of period	5,439,342,705	4,881,540,394	3,581,231,107
	End of period	7,857,254,017	5,439,342,705	4,881,540,394
	Undistributed net investment income at end of period	261,684	261,683	261,847

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  Class B shares were fully redeemed on May 30, 2007

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, Investor A and B shares were renamed Class A and B shares, respectively.

(e)  Retail A and G-Trust shares commenced operations on November 21, 2005.

(f)  Market Class shares re-commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.
6

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)(e)(f)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	7,790,907,086	7,790,907,086	3,007,939,382	3,007,939,382	9,425,391,779	9,425,391,779
Distributions reinvested	67,335,404	67,335,404	27,509,480	27,509,480	46,850,468	46,850,468
Redemptions	(6,241,900,420)	(6,241,900,420)	(2,670,783,910)	(2,670,783,910)	(9,297,496,644)	(9,297,496,644)
Net Increase	1,616,342,070	1,616,342,070	364,664,952	364,664,952	174,745,603	174,745,603
Trust Class Shares
Subscriptions	709,389,994	709,389,994	300,339,722	300,339,722	1,786,466,168	1,786,466,168
Distributions reinvested	35,407	35,407	13,952	13,952	36,199	36,199
Redemptions	(802,659,634)	(802,659,634)	(386,772,478)	(386,772,478)	(1,649,563,621)	(1,649,563,621)
Net Increase (Decrease)	(93,234,233)	(93,234,233)	(86,418,804)	(86,418,804)	136,938,746	136,938,746
Liquidity Class Shares
Subscriptions	3,095,259,565	3,095,259,565	887,805,113	887,805,113	1,772,124,646	1,772,124,646
Distributions reinvested	24,924,923	24,924,923	11,106,276	11,106,276	21,599,326	21,599,326
Redemptions	(3,291,383,434)	(3,291,383,434)	(695,535,767)	(695,535,767)	(1,517,157,581)	(1,517,157,581)
Net Increase (Decrease)	(171,198,946)	(171,198,946)	203,375,622	203,375,622	276,566,391	276,566,391
Adviser Class Shares
Subscriptions	3,606,068,908	3,606,068,909	1,805,104,238	1,805,104,238	2,302,517,393	2,302,517,393
Distributions reinvested	15,635,371	15,635,371	6,636,358	6,636,358	11,500,129	11,500,129
Redemptions	(3,362,496,748)	(3,362,496,748)	(1,718,800,337)	(1,718,800,337)	(2,091,321,567)	(2,091,321,567)
Net Increase	259,207,531	259,207,532	92,940,259	92,940,259	222,695,955	222,695,955
Investor Class Shares
Subscriptions	2,131,818,150	2,131,818,150	2,305,298,486	2,305,298,486	1,806,474,568	1,806,474,568
Distributions reinvested	18,017,365	18,017,365	7,316,418	7,316,418	10,511,921	10,511,921
Redemptions	(2,177,731,608)	(2,177,731,608)	(2,302,953,315)	(2,302,953,315)	(1,913,789,345)	(1,913,789,345)
Net Increase (Decrease)	(27,896,093)	(27,896,093)	9,661,589	9,661,589	(96,802,856)	(96,802,856)
Market Class Shares
Subscriptions	—	—	—	—	32,483	32,483
Distributions reinvested	811	811	491	492	492	492
Redemptions	(27,566)	(27,566)	(6,711)	(6,711)	—	—
Net Increase (Decrease)	(26,755)	(26,755)	(6,220)	(6,219)	32,975	32,975
Daily Class Shares
Subscriptions	1,600,792,221	1,600,792,221	430,333,924	430,333,924	1,274,404,620	1,274,404,620
Distributions reinvested	27,452,072	27,452,072	10,103,596	10,103,595	13,743,771	13,743,771
Redemptions	(1,448,792,067)	(1,448,792,067)	(491,698,850)	(491,698,850)	(1,000,608,408)	(1,000,608,408)
Net Increase (Decrease)	179,452,226	179,452,226	(51,261,330)	(51,261,331)	287,539,983	287,539,983
Class A Shares
Subscriptions	107,618,107	107,618,107	45,831,914	45,831,914	80,733,635	80,755,591
Distributions reinvested	752,528	752,528	362,932	362,931	678,192	678,192
Redemptions	(118,875,735)	(118,875,735)	(39,093,489)	(39,093,489)	(96,183,936)	(96,183,936)
Net Increase (Decrease)	(10,505,100)	(10,505,100)	7,101,357	7,101,356	(14,772,109)	(14,750,153)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Year Ended August 31, 2007 (a)(b)		Period April 1, through August 31, 2006 (c)		Year Ended March 31, 2006 (d)(e)(f)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	18,731	18,731	194,581	194,581	158,201	158,201
Distributions reinvested	5,918	5,918	3,511	3,512	11,687	11,687
Redemptions	(324,765)	(324,765)	(133,614)	(133,614)	(638,245)	(638,245)
Net Increase (Decrease)	(300,116)	(300,116)	64,478	64,479	(468,357)	(468,357)
Institutional Class Shares
Subscriptions	2,767,886,074	2,767,886,074	998,032,976	998,032,976	2,348,853,355	2,348,853,355
Distributions reinvested	25,489,344	25,489,344	3,943,783	3,943,782	6,188,498	6,188,498
Redemptions	(2,089,713,611)	(2,089,713,611)	(994,705,456)	(994,705,456)	(2,355,250,919)	(2,355,250,919)
Net Increase (Decrease)	703,661,807	703,661,807	7,271,303	7,271,302	(209,066)	(209,066)
Retail A Shares
Subscriptions	9,884,200	9,884,200	5,184,407	5,184,407	6,446,429	6,442,002
Proceeds received in connection with merger	—	—	—	—	73,936,962	73,923,607
Distributions reinvested	2,902,867	2,902,867	1,268,294	1,268,294	1,151,768	1,151,768
Redemptions	(19,480,905)	(19,480,905)	(10,876,052)	(10,876,052)	(13,513,120)	(13,513,120)
Net Increase (Decrease)	(6,693,838)	(6,693,838)	(4,423,351)	(4,423,351)	68,022,039	68,004,257
G-Trust Shares
Subscriptions	547,125,212	547,125,211	248,632,574	248,632,574	242,841,347	242,834,407
Proceeds received in connection with merger	—	—	—	—	292,057,321	291,979,114
Distributions reinvested	262,899	262,899	99,841	99,842	80,904	80,904
Redemptions	(578,299,903)	(578,299,903)	(233,238,113)	(233,238,113)	(288,703,219)	(288,703,219)
Net Increase (Decrease)	(30,911,792)	(30,911,793)	15,494,302	15,494,303	246,276,353	246,191,206

(a)  On May 30, 2007 Market Class shares were exchanged for Class A shares

(b)  Class B shares were fully redeemed on May 30, 2007

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, Investor A and B shares were renamed Class A and B shares, respectively.

(e)  Retail A and G-Trust shares of the Fund commenced operations on November 21, 2005.

(f)  Market Class shares re-commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.
8

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0508	0.0204		0.0348	0.0152	0.0095	0.0151
Less Distributions to Shareholders:
From net investment income	(0.0508)	(0.0204)		(0.0348)	(0.0152)	(0.0095)	(0.0151)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.20%	2.06	%(d)	3.53%	1.53%	0.96%	1.52%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	5.08%	4.89	%(f)	3.50%	1.51%	0.96%	1.48%
Net assets, end of period (000's)	$3,287,530	$1,671,184		$1,306,727	$1,132,047	$1,289,052	$1,772,133

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
9

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0498	0.0200		0.0338	0.0142	0.0085	0.0141
Less Distributions to Shareholders:
From net investment income	(0.0498)	(0.0200)		(0.0338)	(0.0142)	(0.0085)	(0.0141)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.10%	2.01	%(d)	3.43%	1.43%	0.86%	1.42%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.98%	4.76	%(f)	3.44%	1.50%	0.86%	1.38%
Net assets, end of period (000's)	$207,516	$300,750		$387,210	$250,281	$292,272	$380,478

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
10

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0493	0.0198		0.0333	0.0137	0.0080	0.0136
Less Distributions to Shareholders:
From net investment income	(0.0493)	(0.0198)		(0.0333)	(0.0137)	(0.0080)	(0.0136)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.04%	1.99	%(d)	3.38%	1.38%	0.81%	1.37%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16%	0.17	%(f)	0.17%	0.17%	0.64%	0.77%
Net investment income (e)	4.93%	4.73	%(f)	3.40%	1.41%	0.81%	1.33%
Net assets, end of period (000's)	$719,348	$890,545		$687,275	$410,737	$300,885	$175,562

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
11

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0483	0.0194		0.0323	0.0127	0.0070	0.0126
Less Distributions to Shareholders:
From net investment income	(0.0483)	(0.0194)		(0.0323)	(0.0127)	(0.0070)	(0.0126)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.94%	1.95	%(d)	3.28%	1.28%	0.70%	1.27%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.83%	4.64	%(f)	3.28%	1.23%	0.71%	1.23%
Net assets, end of period (000's)	$1,378,942	$1,119,732		$1,026,932	$804,271	$1,104,735	$586,412

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
12

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0473	0.0189		0.0313	0.0117	0.0060	0.0116
Less Distributions to Shareholders:
From net investment income	(0.0473)	(0.0189)		(0.0313)	(0.0117)	(0.0060)	(0.0116)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.84%	1.91	%(d)	3.17%	1.18%	0.60%	1.17%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.74%	4.51	%(f)	3.11%	1.10%	0.61%	1.13%
Net assets, end of period (000's)	$345,746	$373,641		$364,023	$460,841	$792,634	$578,548

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
13

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0448	0.0179		0.0288	0.0092	0.0035	0.0091
Less Distributions to Shareholders:
From net investment income	(0.0448)	(0.0179)		(0.0288)	(0.0092)	(0.0035)	(0.0091)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.57%	1.80	%(d)	2.92%	0.93%	0.35%	0.92%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.48%	4.26	%(f)	3.06%	0.94%	0.36%	0.88%
Net assets, end of period (000's)	$719,973	$540,518		$591,846	$304,322	$352,046	$312,836

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
14

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2007 (a)	2006 (b)		2006 (c)	2005	2004	2003 (d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0463	0.0185		0.0303	0.0107	0.0050	0.0108
Less Distributions to Shareholders:
From net investment income	(0.0463)	(0.0185)		(0.0303)	(0.0107)	(0.0050)	(0.0108)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	4.73%	1.86	%(h)	3.07%	1.08%	0.50%	1.08	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Waiver/Reimbursement	0.06%	0.07	%(j)	0.07%	0.07%	0.06%	0.07	%(j)
Net investment income (i)	4.63%	4.44	%(j)	2.98%	1.13%	0.51%	1.03	%(j)
Net assets, end of period (000's)	$13,497	$24,002		$16,903	$31,654	$11,263	$6,069

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor A shares were renamed Class A shares.

(d)  Class A shares commenced operations on May 13, 2002.

(e)  The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Government Money Market Fund Class A Shares, which were reorganized into Nations Government Reserves Class A Shares on May 10, 2002.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.
15

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0504	0.0202		0.0344	0.0148	0.0091	0.0147
Less Distributions to Shareholders:
From net investment income	(0.0504)	(0.0202)		(0.0344)	(0.0148)	(0.0091)	(0.0147)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.16%	2.04	%(d)	3.49%	1.49%	0.92%	1.48%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	5.04%	4.82	%(f)	3.56%	1.45%	0.92%	1.44%
Net assets, end of period (000's)	$897,083	$193,420		$186,164	$186,374	$438,059	$81,814

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	5.11%	2.02	%(e)	1.47	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	4.99%	4.77	%(g)	4.06	%(g)
Net assets, end of period (000's)	$56,879	$63,573		$68,003

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
17

Financial Highlights – Columbia Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	5.20%	2.06	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	5.08%	4.88	%(g)	4.14	%(g)
Net assets, end of period (000's)	$230,740	$261,651		$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from expense reductions had an impact of less than 0.01%.

(g) Annualized.

See Accompanying Notes to Financial Statements.
18

Notes to Financial Statements – Columbia Government Reserves, August 31, 2007

Note 1. Organization

Columbia Government Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. On May 30, 2007, Market Class shares were exchanged for Class A shares of the Fund and Class B shares were fully redeemed. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

19

Columbia Government Reserves, August 31, 2007

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Ordinary Income*	$275,110,612	$102,438,643

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains
$—	$7,513,076	$—

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$118,261
2013	$204,834
2014	$748,723

Capital loss carryforwards of $14,550 were utilized during the year ended August 31, 2007.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be

20

Columbia Government Reserves, August 31, 2007

applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA") receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

21

Columbia Government Reserves, August 31, 2007

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $11,792.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

22

Columbia Government Reserves, August 31, 2007

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%*
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.09%	0.09%
Administration Plans:
Trust Class	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	8/31/07
$3,707,245	$1,568,520	$3,091,325	$8,367,090	$—

23

Columbia Government Reserves, August 31, 2007

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $7,857.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had three shareholders that held 61.2% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund also had two shareholders that held 27.4% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are

24

Columbia Government Reserves, August 31, 2007

now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the

25

Columbia Government Reserves, August 31, 2007

decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 7. Business Combinations & Mergers

On November 18, 2005, Galaxy U.S. Treasury Money Market Fund merged into Columbia Government Reserves. Columbia Government Reserves received a tax-free transfer of assets from Galaxy U.S. Treasury Money Market Fund as follows:

	Shares Issued	Net Assets Received
Galaxy U.S. Treasury Money Market Fund	365,994,283	$365,902,721

Net Assets of Columbia Government Reserves Prior to Combination	Net Assets of Galaxy U.S. Treasury Money Market Fund Immediately Prior to Combination	Net Assets of Columbia Government Reserves Immediately After Combination
$4,107,145,694	$365,902,721	$4,473,048,415

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

27

Unaudited Information – Columbia Government Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco,
Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

29

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

30

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

31

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Important Information About This Report – Columbia Government Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia Government Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135204-0807 (10/07) 07/45338

Columbia Management®

Columbia Municipal Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	34

Statement of Operations	36

Statement of Changes in Net Assets	37

Financial Highlights	40

Notes to Financial Statements	48

Report of Independent Registered Public Accounting Firm	56

Unaudited Information	57

Fund Governance	58

Important Information About This Report	61

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period, and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Municipal Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,018.10	1,024.20	1.02	1.02	0.20
Trust Class	1,000.00	1,000.00	1,017.59	1,023.69	1.53	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,017.29	1,023.44	1.78	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,016.79	1,022.94	2.29	2.29	0.45
Investor Class	1,000.00	1,000.00	1,016.28	1,022.43	2.80	2.80	0.55
Daily Class	1,000.00	1,000.00	1,015.02	1,021.17	4.06	4.08	0.80
Class Z	1,000.00	1,000.00	1,018.10	1,024.20	1.02	1.02	0.20
Institutional Class	1,000.00	1,000.00	1,017.90	1,024.00	1.22	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Municipal Reserves, August 31, 2007

Municipal Bonds – 93.8%

	Par ($)	Value ($)
Alabama – 1.2%
AL Albertville Industrial Development Board
Series 2007, AMT, LOC: National City Bank 4.130% 03/01/18 (a)	10,000,000	10,000,000
AL Birmingham Industrial Development Board
Solid Waste Disposal Revenue, American Cast Iron Pipe Co., Series 2000, AMT, LOC: SouthTrust Bank N.A. 4.120% 05/01/25 (a)	4,700,000	4,700,000
AL Birmingham Medical Clinic Board
Medical Advancement Foundation, Series 2000 A, LOC: Columbus Bank & Trust 4.060% 09/01/30 (a)	20,675,000	20,675,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile, Series 2002, LOC: Regions Bank 4.000% 10/01/22 (a)	2,790,000	2,790,000
AL Decatur Industrial Development Board
Amoco Chemical Co., Series 1995, AMT, 4.000% 05/01/25 (b)	9,600,000	9,600,000
BP PLC, Series 2001, AMT,
4.000% 11/01/35 (b)	2,730,000	2,730,000
AL Dothan Houston County Airport Authority
PEMCO Aviation Group, Inc., Series 2002, AMT, LOC: SouthTrust Bank 4.120% 10/01/17 (a)	980,000	980,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc., Series 2002, AMT, LOC: Regions Bank 4.060% 03/01/14 (a)	2,435,000	2,435,000
AL Housing Finance Authority
Multi-Family Housing Revenue, Series 2007 B, AMT, LOC: U.S. Bank N.A. 4.010% 04/01/37 (a)	8,430,000	8,430,000
AL Huntsville Industrial Development Board
Brown Precision, Inc., Series 2001, AMT, LOC: First Commercial Bank 4.050% 12/01/19 (a)	3,500,000	3,500,000

	Par ($)	Value ($)
AL Jefferson County
YMCA of Birmingham, Series 2005, LOC: AmSouth Bank 3.990% 09/01/25 (a)	4,750,000	4,750,000
AL Port Authority Docks
Series 2006 A, AMT, Insured: MBIA 5.000% 10/01/07	500,000	500,539
Series 2006, AMT, Insured: MBIA, LIQ FAC: BNP Paribas 4.050% 10/01/26 (a)	12,565,000	12,565,000
AL Scottsboro Industrial Development Board
Hisan, Inc., Series 2005, AMT, LOC: AmSouth Bank 4.050% 05/01/27 (a)	2,980,000	2,980,000
AL Space Science Exhibit Finance Commission
Series 2005 A, LOC: First Commercial Bank 4.050% 10/01/22 (a)	4,400,000	4,400,000
AL Stevenson Industrial Development Board
Smurfit-Stone Container, Series 1996, AMT, LOC: JPMorgan Chase Bank 4.000% 01/01/31 (a)	15,700,000	15,700,000
Alabama Total		106,735,539
Alaska – 0.7%
AK Housing Finance Corp.
Series 2005, Insured: FGIC 4.030% 12/01/34 (a)	4,935,000	4,935,000
Series 2007 B, SPA: Landesbank Baden-Wurttemburg 3.950% 12/01/41 (a)	14,760,000	14,760,000
AK International Airports Revenues
Series 2006 C, AMT Insured: MBIA, LOC: Lloyds TSB Bank PLC 4.100% 10/01/30 (a)	8,000,000	8,000,000
AK Morgan Keegan Municipal Products, Inc.
Series 2007 D-1, AMT, 4.090% 02/01/19 (b)	32,285,000	32,285,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
AK North Slope Borough
BP PLC, Series 2001, AMT, 4.000% 07/01/25 (b)	3,750,000	3,750,000
Series 2000 A, Insured: MBIA, SPA: Dexia Credit Local 4.000% 06/30/10 (a)	1,815,000	1,815,000
Alaska Total		65,545,000
Arizona – 1.4%
AZ Health Facilities Authority Hospital
Banner Health System, Series 2005, B Insured: FGIC, SPA: Bank of Nova Scotia 3.930% 01/01/35 (a)	41,995,000	41,995,000
Series 2007, LIQ FAC: BNP Paribas 4.070% 02/01/42 (a)	12,540,000	12,540,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 4.050% 12/01/39 (a)	970,000	970,000
Series 2005, AMT, LIQ FAC: Merrill Lynch Capital Services 4.150% 01/01/36 (a)	7,430,000	7,430,000
AZ Phoenix Civic Improvement Corp.
Series 1995, AMT, LOC: Landesbank Hessen-Thuringen 4.000% 06/01/20 (a)	9,700,000	9,700,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 4.050% 06/01/31 (a)	4,895,000	4,895,000
Series 2005 MT-156, AMT, LIQ FAC: Landesbank Hessen-Thuringen 4.100% 08/01/08 (a)	4,180,000	4,180,000
Series 2006, AMT, LIQ FAC: Landesbank Hessen-Thuringen 4.090% 08/01/08 (a)	31,780,000	31,780,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 07/01/36 (a)	7,125,000	7,125,000

	Par ($)	Value ($)
Spring Air Mattress Co., Series 1999, AMT, LOC: Bank One N.A. 4.250% 04/01/19 (a)	910,000	910,000
AZ Tucson & Pima County Industrial Development Authorities
Series 2006, AMT, SPA: Merrill Lynch Capital Services 4.120% 04/25/16 (a)	60,000	60,000
Arizona Total		121,585,000
Arkansas – 0.3%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc., Series 1996, AMT, LOC: Bank of New York 4.100% 06/01/31 (a)	6,500,000	6,500,000
AR Pulaski County Public Facilities
Bailey Properties LLC, Series 2002, AMT, LOC: Regions Bank 4.030% 07/01/42 (a)	7,530,000	7,530,000
Series 2007 C, AMT, LOC: Regions Bank 4.050% 04/01/40 (a)	4,350,000	4,350,000
AR Sheridan Industrial Development Revenue
Centria, Series 2000 A, AMT, LOC: PNC Bank 4.070% 08/01/20 (a)	2,600,000	2,600,000
H. Robertson Co., Series 1998 B, AMT, LOC: Sheridan Bank 4.030% 08/01/16 (a)	1,000,000	1,000,000
Arkansas Total		21,980,000
California – 4.9%
CA ABAG Finance Authority for Nonprofit Corp.
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.070% 04/01/37 (a)	49,105,000	49,105,000
CA Access to Loans for Learning Student Loan Corp.
Series 2001 A-1, AMT, LOC: State Street Bank & Trust Co. 4.050% 07/01/12 (a)	35,000,000	35,000,000
Series 2005 A-2, AMT, Insured: AMBAC, SPA: DEPFA Bank PLC 4.050% 07/01/40 (a)	65,000,000	65,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006 A-3, AMT, Insured: AMBAC, SPA: Lloyds TSB Bank PLC 4.050% 07/01/41 (a)	40,000,000	40,000,000
CA Housing Finance Agency
Multi-Family Housing: Series 2000 A, AMT, LOC: Landesbank Hessen-Thuringen 3.990% 02/01/35 (a)	22,210,000	22,210,000
Series 2002 A, AMT, SPA: FNMA 3.920% 02/01/37 (a)	7,655,000	7,655,000
Series 2000 A, AMT, LIQ FAC: Landesbank Hessen-Thuringen 3.990% 02/01/26 (a)	3,485,000	3,485,000
Series 2001 E, AMT, 3.920% 02/01/36 (b)	13,535,000	13,535,000
Series 2002 M, AMT, SPA: Bank of Nova Scotia 3.990% 02/01/25 (a)	12,165,000	12,165,000
Series 2005 B, AMT, Insured: AMBAC, SPA: DEPFA Bank PLC 3.920% 08/01/38 (a)	8,505,000	8,505,000
Series 2006 A, AMT, SPA: DEPFA Bank PLC 3.990% 02/01/41 (a)	18,530,000	18,530,000
Series 2006 C, AMT, SPA: Calyon Bank 3.950% 02/01/37 (a)	21,350,000	21,350,000
Series 2007 H, AMT, SPA: KBC Bank N.V. 3.990% 08/01/33 (a)	16,000,000	16,000,000
CA Lehman Brothers Pooled Municipal Trust Receipts
Series 2005, AMT, Insured: AMBAC, LIQ FAC: Lehman Liquidity Co. 4.300% 08/01/38 (a)	7,410,000	7,410,000
CA Sacramento County Housing Authority
Multi-Family Housing, Ashford Heights LP, Series 2006 H, AMT, Guarantor: FNMA 3.940% 12/15/39 (b)	21,850,000	21,850,000
CA San Francisco City & County Housing Authority
Multi-Family Housing, Valencia Gardens Housing LP, Series 2004, AMT, LOC: Citibank N.A. 3.920% 09/01/49 (a)	6,255,000	6,255,000

	Par ($)	Value ($)
CA Southern California Home Financing Authority
Series 2004 A, AMT, SPA: FNMA 3.920% 08/01/34 (a)	33,135,000	33,135,000
CA Statewide Communities Development Authority
Multi-Family Housing, Irvine Apartment Communities LP, Series 2001 W-1, AMT, LOC: Wells Fargo Bank N.A. 3.920% 08/01/34 (a)	19,200,000	19,200,000
CA State
Series 2007, Insured: FSA, LIQ FAC: Citigroup Financial Products 3.990% 06/01/32 (a)	26,100,000	26,100,000
California Total		426,490,000
Colorado – 4.8%
CO Boulder County
Boulder Medical Center, Inc., Series 1998, AMT, LOC: Wells Fargo Bank N.A. 4.050% 01/01/17 (a)	2,405,000	2,405,000
CO Denver City & County Airport Revenue
Series 2002 C, AMT, LOC: Societe Generale 4.050% 11/15/25 (a)	24,450,000	24,450,000
Series 2004 B, AMT, Insured: AMBAC 4.010% 11/15/24 (b)	14,800,000	14,800,000
Series 2006, AMT, Insured: MBIA, LIQ FAC: Dexia Credit Local 4.090% 11/15/12 (a)	11,235,000	11,235,000
Series 2007, AMT, Insured: FGIC, LIQ FAC: Svenska Handelsbanken 4.090% 11/15/16 (a)	8,350,000	8,350,000
CO Denver City & County Excise Tax
Series 2001 B, Insured: FSA, SPA: Dexia Credit Local 3.950% 09/01/25 (a)	16,415,000	16,415,000
CO Denver City & County Multi-Family Housing
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 05/01/37 (a)	15,630,000	15,630,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
CO Educational & Cultural Facilities Authority
EOP Charlotte JW LLC, Series 2005 A, LOC: Sovereign Bank FSB, LOC: KBC Bank N.V. 4.040% 09/01/35 (a)	10,000,000	10,000,000
CO Health Facilities Authority
Colorado West Regional Mental Health Center, Series 2005, LOC: JPMorgan Chase Bank 3.980% 03/01/30 (a)	7,190,000	7,190,000
Crossroads at Delta Alf, Series 2004 A, LOC: U.S. Bank N.A. 4.050% 11/01/28 (a)	3,800,000	3,800,000
CO Housing & Finance Authority
Series 2002 C-3, AMT, SPA: Lloyds TSB Bank PLC 4.150% 05/01/22 (a)	15,685,000	15,685,000
Series 2006 G, AMT, LIQ FAC: Goldman Sachs 4.050% 12/01/36 (a)	12,319,018	12,319,018
CO Medium Term Tax-Exempt Multi-Family Housing Trust
Series 2006, AMT, SPA: Merrill Lynch Capital Services 4.150% 08/15/18 (a)	257,660,000	257,660,000
CO Morgan Keegan Municipal Products, Inc.
Series 2006 F, AMT, LIQ FAC: Lloyds TSB Bank PLC 4.090% 10/01/41 (a)	12,675,000	12,675,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co., Series 1994 B, AMT, LOC: JPMorgan Chase Bank 4.050% 04/01/14 (a)	10,500,000	10,500,000
Colorado Total		423,114,018
Delaware – 2.8%
DE GS Pool Trust
Series 2006, AMT, LIQ FAC: Goldman Sachs: 4.050% 07/01/48 (a)	30,049,975	30,049,975
4.080% 08/01/49 (a)	109,544,267	109,544,267
Series 2006, LIQ FAC: Goldman Sachs 4.080% 10/01/44 (a)	25,823,060	25,823,060
Series 2006-65, LIQ FAC: Goldman Sachs 4.080% 10/01/44 (a)	17,896,500	17,896,500

	Par ($)	Value ($)
DE Medium Term Tax-Exempt Multi-Family Housing Trust
Series 2007, AMT, LIQ FAC: Deutsche Bank AG 4.150% 08/15/18 (a)	25,495,000	25,495,000
DE New Castle County
Fairfield English VLG LLC, Series 2005, AMT, Guarantor: FNMA 4.000% 09/15/38 (b)	8,500,000	8,500,000
Flight Safety International, Inc., Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc.: 4.020% 06/01/22 (a)	26,915,000	26,915,000
4.070% 12/01/32 (a)	5,185,000	5,185,000
Delaware Total		249,408,802
District of Columbia – 1.1%
DC Columbia Enterprise Zone Revenue
House on F Street LLC, Series 2001, AMT, LOC: Bank of New York 4.100% 05/01/15 (a)	7,500,000	7,500,000
DC Housing Finance Agency
Multi-Family Housing Revenue, Series 1995 A, AMT, 4.060% 08/01/25 (b)	10,000,000	10,000,000
DC Metropolitan Washington Airports Authority
Series 2005 1017, AMT, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 4.050% 10/01/11 (a)	4,795,000	4,795,000
Series 2006, AMT: Insured: FSA, LIQ FAC: Citibank N.A. 4.060% 10/01/35 (a)	22,600,000	22,600,000
Insured: MBIA, LIQ FAC: BNP Paribas 4.090% 10/01/35 (a)	8,830,000	8,830,000
Series 2007, AMT, Insured: FGIC, LIQ FAC: DEPFA Bank PLC 4.080% 10/01/36 (a)	22,118,000	22,118,000
DC Revenue
National Association of Realtors, Series 2003, AMT, LOC: SunTrust Bank 4.070% 12/01/23 (a)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
DC State
Series 2003 D-2, Insured: FSA, SPA: DEPFA Bank PLC 3.950% 06/01/26 (a)	11,200,000	11,200,000
District of Columbia Total		94,543,000
Florida – 4.2%
FL Broward County Housing Finance Authority
Series 2006, AMT, LIQ FAC: Goldman Sachs 4.050% 06/01/46 (a)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
Allete, Inc., Series 2006, AMT, LOC: Wells Fargo Bank N.A. 4.020% 10/01/25 (a)	5,000,000	5,000,000
YMCA of Collier County, Series 2004, LOC: SunTrust Bank 4.070% 09/01/29 (a)	4,635,000	4,635,000
FL Hillsborough County Aviation Authority
Series 2006 C, AMT, Insured: MBIA, SPA: Landesbank Baden-Wurttemburg 4.000% 10/01/26 (a)	14,550,000	14,550,000
FL Housing Finance Corp.
Hunters Run Partners II, Ltd., Series 2003 G, AMT, Insured: FSA 4.010% 06/15/36 (b)	6,725,000	6,725,000
Mango Grove LLC, Series 2005 A, AMT, LOC: Citibank N.A. 3.990% 09/15/37 (a)	8,400,000	8,400,000
Multi-Family Housing, Series 2007 G-1, AMT, LOC: KeyBank N.A. 4.050% 05/15/42 (a)	47,500,000	47,500,000
Series 2006, AMT, LIQ FAC: Goldman Sachs 4.050% 06/01/46 (a)	24,995,000	24,995,000
Series 2007 C, AMT, LOC: Natixis 4.040% 06/01/44 (a)	9,515,000	9,515,000
Tuscany Lakes Ltd, Series 2002 1, AMT, Guarantor: FNMA 4.030% 11/15/35 (b)	3,500,000	3,500,000

	Par ($)	Value ($)
Tuscany Lakes Ltd., Series 2006 K3, AMT, Guarantor: FNMA, LIQ FAC: FNMA 4.030% 11/15/35 (a)	2,600,000	2,600,000
FL Jacksonville Economic Development Commission
Lee & Cates Glass, Inc., Series 2007, AMT, LOC: Wachovia Bank N.A. 4.070% 04/01/33 (a)	7,700,000	7,700,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc., Series 2003, AMT, LOC: SunTrust Bank 4.070% 11/01/24 (a)	4,950,000	4,950,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral, Series 1999 A, AMT, LOC: SunTrust Bank N.A. 4.020% 12/01/32 (a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities, Series 2003 A, AMT, LOC: SunTrust Bank 4.070% 06/01/22 (a)	6,000,000	6,000,000
FL Lee County
Series 2001, AMT, Insured: MBIA 5.250% 10/01/07	7,485,000	7,494,142
FL Lehman Municipal Trust Receipts
Series 2007, AMT, LIQ FAC: Lehman Liquidity Co. 4.280% 07/01/38 (a)	25,100,000	25,100,000
FL Manatee County Industrial Development Revenue
Gammerler LLC, Series 2005, AMT, LOC: LaSalle Bank N.A. 4.130% 10/01/35 (a)	4,750,000	4,750,000
FL Manatee County School District
Series 2006, 4.000% 10/11/07	10,000,000	10,003,054
FL Marion County Industrial Development Authority
Series 2006, AMT, LOC: SunTrust Bank 4.120% 10/01/26 (a)	3,875,000	3,875,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Miami-Dade County
Series 2007, AMT: Insured: FSA, LIQ FAC: Citigroup Financial Products 4.060% 10/01/39 (a)	5,380,000	5,380,000
Insured: MBIA, LIQ FAC: Citigroup Financial Products 4.060% 10/01/39 (a)	9,700,000	9,700,000
FL Orange County Housing Finance Authority
Lee Vista Club Partners, Series 2004 A, AMT, Guarantor: FNMA 4.020% 05/15/37 (b)	10,200,000	10,200,000
FL Pinellas County Housing Finance Authority
Series 2005, AMT, 4.100% 05/01/14 (b)	17,680,000	17,680,000
FL Sunshine State Governmental Financing Commission
3.710% 10/04/07	20,000,000	20,000,000
FL UBS Municipal Certificates
Series 2007, AMT, Insured: XLCA, SPA: Bank of New York: 4.060% 09/01/15 (a)	26,100,000	26,100,000
Florida Total		365,027,196
Georgia – 3.5%
GA Alpharetta Development Authority
Parc Alpharetta LLC, Series 2006, AMT, LOC: Regions Bank 4.020% 04/01/41 (a)	21,795,000	21,795,000
GA Atlanta Airport Revenue
Series 2003, AMT, Insured: FGIC 4.090% 01/01/14 (b)	5,390,000	5,390,000
Series 2004 C14, AMT, Insured: FSA, SPA: Wachovia Bank N.A. 4.070% 01/01/18 (a)	4,185,000	4,185,000
Series 2007, AMT, Insured: FSA, LIQ FAC: Morgan Stanley 4.080% 01/01/30 (a)	5,000,000	5,000,000
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue: Housing Market District Project, Series 2004 A, AMT, LOC: Wachovia Bank N.A. 4.020% 11/01/34 (a)	9,850,000	9,850,000

	Par ($)	Value ($)
M Street Apartments Project, Series 2003, AMT, LOC: Regions Bank 4.010% 03/01/38 (a)	14,000,000	14,000,000
Park District Atlantic Project, Series 2002 A, AMT, LOC: SouthTrust Bank 4.060% 12/01/37 (a)	25,100,000	25,100,000
Northside Plaza Group LP, Series 2002, AMT, LOC: Wachovia Bank N.A. 4.070% 11/01/27 (a)	4,710,000	4,710,000
Series 2006, AMT, SPA: Merrill Lynch Capital Services 4.150% 11/01/43 (a)	9,495,000	9,495,000
GA Clayton County Development Authority
Delta Airlines, Inc., Series 2000 C, AMT, LOC: General Electric Capital Corp. 4.080% 05/01/35 (a)	10,000,000	10,000,000
Wilson Holdings, Inc., Series 2003, AMT, LOC: SunTrust Bank 4.120% 11/01/13 (a)	3,010,000	3,010,000
GA Cobb County Housing Authority
Series 2003, AMT, SPA: Merrill Lynch Capital Services 4.150% 02/01/34 (a)	12,780,000	12,780,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc., Series 2000 A, LOC: Columbus Bank & Trust 4.010% 01/01/31 (a)	7,300,000	7,300,000
GA Coweta County Development Authority
Series 2007, AMT, LOC: Wachovia Bank N.A. 4.070% 04/01/32 (a)	5,400,000	5,400,000
W.Y. Industries, Inc., Series 2007, AMT, LOC: Wachovia Bank N.A. 4.070% 04/01/15 (a)	4,600,000	4,600,000
GA DeKalb County Housing Authority
Multi-Family Revenue, Stone Mill Run Apartments Project, Series 1995 A, AMT, LOC: First Tennessee Bank N.A. 4.040% 08/01/27 (a)	7,475,000	7,475,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Dooly County Industrial Development Authority
Hambug Enterprises Project, Series 2003, AMT, LOC: Fifth Third Bank 4.080% 12/01/17 (a)	3,845,000	3,845,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project, Series 2004, AMT, LOC: SunTrust Bank 4.070% 07/01/37 (a)	11,000,000	11,000,000
GA Franklin County Industrial Building Authority
Bosal Industries Georgia, Inc., Series 1995, AMT, LOC: Standard Federal Bank 4.020% 08/01/10 (a)	4,620,000	4,620,000
GA Fulton County Development Authority
Leggett & Platt, Inc., Series 1992 A, AMT, LOC: Wachovia Bank of Georgia 4.220% 06/01/27 (a)	3,900,000	3,900,000
OBH, Inc., Series 1999 B, AMT: 4.020% 12/01/18 (b)	34,870,000	34,870,000
4.070% 12/01/28 (b)	9,350,000	9,350,000
GA Gainesville Hall County
Fieldale Farms Corp., Series 2002, AMT, LOC: Wachovia Bank N.A. 4.070% 08/01/27 (a)	1,500,000	1,500,000
GA George L. Smith II Congress Center Authority
Series 2007 A, AMT, SPA: DEPFA Bank PLC 4.080% 07/01/20 (a)	9,275,000	9,275,000
GA Gwinnett County Development Authority
Maltese Signs, Inc., Series 2000, AMT, LOC: SunTrust Bank 4.120% 02/01/15 (a)	1,600,000	1,600,000
Series 2007, AMT, LOC: SunTrust Bank 4.120% 02/01/32 (a)	4,040,000	4,040,000
GA Houston County Development Authority
Clean Control Corp. Series 2000, AMT, LOC: Branch Banking & Trust 4.080% 06/01/20 (a)	2,275,000	2,275,000

	Par ($)	Value ($)
Perdue Farms, Inc., Series 2005, AMT, LOC: SunTrust Bank 4.070% 01/01/18 (a)	6,000,000	6,000,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project, Series 2004, AMT, LOC: SunTrust Bank 4.060% 04/01/37 (a)	12,000,000	12,000,000
GA Manchester Development Authority
G & S Metal Consultants, Series 2006, AMT, LOC: Fifth Third Bank 4.080% 10/01/26 (a)	2,135,000	2,135,000
GA Ports Authority
Series 2003, AMT, LOC: SunTrust Bank 4.070% 10/01/23 (a)	3,300,000	3,300,000
GA Private Colleges & Universities Authority
Mercer University Project, Series 2003, LOC: Branch Banking & Trust 4.040% 10/01/32 (a)	7,055,000	7,055,000
GA Savannah Economic Development Authority
Savannah Air Center LLC, Series 2007, AMT, LOC: Wachovia Bank N.A. 4.070% 04/01/23 (a)	7,385,000	7,385,000
GA State
Series 2006, LIQ FAC: Wells Fargo Bank N.A. 4.010% 10/01/26 (a)	60,000	60,000
GA Stephens County Development Authority
Series 2005, AMT, LOC: Provident Bank 4.130% 02/01/20 (a)	2,610,000	2,610,000
GA Thomasville Payroll Development Authority
Scruggs Co. Project, Series 2000, AMT, LOC: First Union National Bank 4.120% 08/01/10 (a)	275,000	275,000
GA Union County Development Authority
Applewood Doors & Windows, Series 2005, AMT, LOC: Branch Banking & Trust 4.080% 12/01/22 (a)	3,585,000	3,585,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Urban Residential Finance Authority
Lindbergh City Center Apartment, Series 2004, AMT, LOC: Regions Bank 4.020% 11/01/44 (a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp., Series 2004, AMT, LOC: Branch Banking & Trust 4.080% 09/01/19 (a)	4,300,000	4,300,000
GA Willacoochee Development Authority Pollution Control
Langboard, Inc., Series 1997, AMT, LOC: SunTrust Bank 4.070% 05/01/21 (a)	17,000,000	17,000,000
Georgia Total		309,570,000
Hawaii – 0.1%
HI Airports System Revenue
Series 2006, AMT, Insured: FGIC, LIQ FAC: Lehman Liquidity Co. 4.300% 07/01/14 (a)	5,360,000	5,360,000
Hawaii Total		5,360,000
Idaho – 3.3%
ID Eagle Industrial Development Corp.
Rose Cottage LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 4.150% 09/01/21 (a)	3,960,000	3,960,000
ID Housing & Finance Association
Single Family Mortgage Revenue: Series 2005 B, AMT, SPA: Lloyds TSB Bank PLC 4.200% 07/01/36 (a)	17,500,000	17,500,000
Series 2006 B, AMT, SPA: Lloyds TSB Bank PLC 4.200% 07/01/37 (a)	15,000,000	15,000,000
Series 2007 E-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 4.150% 07/01/38 (a)	24,000,000	24,000,000
ID Lehman Municipal Trust Receipts
Series 2007, AMT, LIQ FAC: Lehman Liquidity Co. 4.240% 01/01/39 (a)	205,480,000	205,480,000

	Par ($)	Value ($)
ID Power County Industrial Development Revenue
FMC Corp., Series 2001, AMT, LOC: Wachovia Bank N.A 4.050% 04/01/14 (a)	20,000,000	20,000,000
Idaho Total		285,940,000
Illinois – 3.7%
IL Addison Industrial Development Revenue
Series 1996, AMT, LOC: LaSalle Bank N.A. 4.080% 07/01/21 (a)	1,655,000	1,655,000
IL Canton Industrial Revenue
Series 2006, LOC: Charter One Bank N.A. 4.000% 12/01/31 (a)	15,900,000	15,900,000
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc., Series 2002, AMT, LOC: Northern Trust Co. 4.270% 11/01/22 (a)	1,350,000	1,350,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT, LOC: Fifth Third Bank 4.090% 12/01/18 (a)	1,085,000	1,085,000
IL Chicago Industrial Development Revenue
Bullen Midwest Inc., Series 1997, AMT, 4.100% 11/01/17 (b)	895,000	895,000
Eli's Chicago's Finest Inc., Series 1996, AMT, LOC: LaSalle Bank 4.040% 11/01/26 (a)	2,365,000	2,365,000
Enterprise Center IX LP, Series 1992, AMT, LOC: LaSalle National Bank 4.040% 06/01/22 (a)	4,750,000	4,750,000
Enterprise Center VII LP, Series 1992, AMT, LOC: LaSalle National Bank 4.040% 06/01/22 (a)	7,200,000	7,200,000
Flying Food Fare Midway, Series 1999, AMT, LOC: Harris Trust & Savings Bank 4.100% 12/01/28 (a)	4,700,000	4,700,000
IL Chicago Midway Airport Revenue
Series 1998 A, AMT, Insured: MBIA 4.010% 01/01/29 (b)	16,000,000	16,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP, Series 2003, AMT, LOC: Harris Trust & Savings Bank 4.070% 07/01/34 (a)	13,330,000	13,330,000
Lincoln Village LLC, Series 2006, AMT, LOC: Harris N.A. 4.030% 06/01/40 (a)	8,437,000	8,437,000
North Larabee LP: Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 4.150% 04/01/36 (a)	1,450,000	1,450,000
Series 2001 B, AMT, LOC: Harris Trust & Savings Bank 4.150% 04/01/09 (a)	1,150,000	1,150,000
Renaissance Saint Luke LP, Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 4.150% 01/01/39 (a)	3,700,000	3,700,000
IL Chicago O'Hare International Airport
Air France, Series 1991, AMT, LOC: Societe Generale 4.010% 05/01/18 (a)	12,600,000	12,600,000
O'Hare Tech Center II LLC, Series 2002, AMT, LOC: LaSalle National Bank 4.020% 03/01/37 (a)	5,000,000	5,000,000
Series 1994, AMT, LOC: Societe Generale 3.980% 01/01/18 (a)	23,934,000	23,934,000
Series 1997, AMT, Insured: AMBAC, LOC: Merrill Lynch Capital Services 4.090% 01/01/16 (a)	15,385,000	15,385,000
Series 2003, AMT: Insured: FSA: 4.060% 01/01/22 (b)	7,800,000	7,800,000
4.090% 07/01/11 (b)	9,995,000	9,995,000
4.120% 07/01/11 (b)	5,500,000	5,500,000
Insured: MBIA 4.120% 07/01/08 (b)	3,125,000	3,125,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc., Series 1995, AMT, LOC: JPMorgan Chase Bank 4.130% 12/01/15 (a)	1,000,000	1,000,000

	Par ($)	Value ($)
IL Chicago Wastewater Transmission Revenue
Series 2004, Insured: MBIA 4.090% 01/01/22 (b)	1,685,000	1,685,000
IL Cicero Industrial Development Revenue
Harris Steel Co., Series 1996, AMT, LOC: American National Bank & Trust 4.270% 05/01/11 (a)	970,000	970,000
IL Des Plaines Industrial Development Revenue
MMP Properties LLC, Series 1998, AMT, LOC: JPMorgan Chase & Co. 4.270% 10/01/18 (a)	1,715,000	1,715,000
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery, Series 2000, AMT, LOC: American National Bank & Trust 4.270% 08/01/25 (a)	3,680,000	3,680,000
Clingan Steel, Inc., Series 2003, AMT, LOC: LaSalle National Bank 4.270% 12/01/23 (a)	2,695,000	2,695,000
Engineered Polymer, Series 1995, AMT, LOC: Wachovia Bank N.A. 4.070% 08/01/15 (a)	5,845,000	5,845,000
Forty Foot High Realty LLC, Series 2002, AMT, LOC: National City Bank 4.130% 12/01/27 (a)	4,150,000	4,150,000
HSU Properties LLC, Series 2003, AMT, LOC: Fifth Third Bank 4.080% 08/01/33 (a)	1,145,000	1,145,000
Knead Dough Banking Co., Series 2000, AMT, LOC: Bank One N.A. 4.270% 09/01/25 (a)	805,000	805,000
Rainbow Graphics, Inc., Series 2003, AMT, LOC: Bank One N.A. 4.270% 08/01/23 (a)	2,080,000	2,080,000
Residential Rental Project, Series 1994, AMT, 4.100% 04/01/24 (b)	7,610,000	7,610,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Royal Continental Box, Series 1995 B, AMT, LOC: LaSalle National Bank 4.040% 04/01/10 (a)	950,000	950,000
Ruebenson Real Estate LLC, Series 1999 A, AMT, LOC: National City Bank N.A. 4.130% 06/01/24 (a)	3,705,000	3,705,000
Series 1988, AMT, LOC: Northern Trust Co. 3.950% 02/01/13 (a)	2,460,000	2,460,000
Series 1990 A, AMT, LOC: Bank One Kentucky N.A. 4.210% 01/01/10 (a)	3,100,000	3,100,000
Unique Building Corp., Series 1989, AMT, LOC: American National Bank & Trust Co. 4.170% 05/01/19 (a)	2,800,000	2,800,000
WM Plastics Project, Series 2001, AMT, LOC: LaSalle Bank N.A. 4.040% 08/01/26 (a)	3,700,000	3,700,000
IL Development Finance Authority
Affordable Housing Revenue, Lake Towers Associates II LP, Series 1997, AMT, LOC: Bank One N.A. 4.100% 04/15/37 (a)	2,385,000	2,385,000
Groot Industries, Inc., Series 2003, AMT, LOC: Bank One N.A. 4.130% 12/01/23 (a)	4,845,000	4,845,000
Jewish Council Youth Service, Series 2003, LOC: Harris Trust Bank 4.050% 09/01/28 (a)	1,070,000	1,070,000
Multi-Family Revenue, West Chicago Senior Apartment, Series 2003, AMT, LOC: Citibank N.A. 4.060% 02/01/38 (a)	6,700,000	6,700,000
Sexton Energy, Series 2003, AMT, LOC: Fifth Third Bank 4.030% 10/01/23 (a)	7,175,000	7,175,000
IL Elgin Industrial Development Revenue
Nelson Graphic Screenprinting, Series 2006, AMT, LOC: LaSalle Bank N.A. 4.040% 10/01/31 (a)	3,795,000	3,795,000

	Par ($)	Value ($)
IL Elmhurst Industrial Development Revenue
John Sakash Co. Project, Series 2000, AMT, LOC: Citibank N.A. 4.040% 02/01/25 (a)	1,700,000	1,700,000
IL Finance Authority Industrial Development Revenue
Merug LLC, Series 2004 A, AMT, LOC: JPMorgan Chase Bank 4.270% 12/01/18 (a)	2,120,000	2,120,000
Series 2005, AMT, LOC: National City Bank 4.130% 11/01/18 (a)	1,100,000	1,100,000
IL Finance Authority
Meyer Industries LLC, Series 2006, AMT, LOC: Fifth Third Bank 4.090% 08/01/36 (a)	2,800,000	2,800,000
Multi-Family Revenue, Waterton Vistas II LLC, Series 2004, AMT, Guarantor: FNMA 4.040% 10/15/34 (b)	8,500,000	8,500,000
Villagebrook LP, Series 2005, AMT, Insured: FHLMC, LOC: FHLMC 4.090% 05/01/35 (a)	5,790,000	5,790,000
IL Gurnee Industrial Development Revenue
Kenall Manufacturing Co., Series 1998, AMT, 4.150% 03/01/18 (b)	710,000	710,000
IL Housing Development Authority
Multi-Family Revenue: Mattoon Towers Associates II, Series 2004, AMT, LOC: First National Bank 4.060% 01/01/34 (a)	3,225,000	3,225,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 4.070% 09/01/35 (a)	3,755,000	3,755,000
Spring Creek Associates, Series 2004, AMT, LOC: LaSalle Bank N.A. 4.070% 04/01/34 (a)	6,160,000	6,160,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 4.070% 10/01/35 (a)	3,895,000	3,895,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Industrial Development Revenue
Enterprise Center X Project, Series 1992, AMT, Insured: LaSalle National Bank 4.040% 06/01/22 (b)	4,300,000	4,300,000
IL Jackson County Multi-Family Revenue
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 07/01/35 (a)	9,660,000	9,660,000
IL Lombard Village Industrial Projects
B&H Partnership Project, Series 1995, LOC: LaSalle Bank N.A. 4.350% 10/01/13 (a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
Panduit Corp., Series 1990, AMT, LOC: Fifth Third Bank 3.990% 07/01/15 (a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
Panduit Corp., Series 1996, AMT, LOC: Fifth Third Bank 3.990% 04/01/31 (a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project, Series 1998, AMT, 4.040% 08/01/29 (b)	3,670,000	3,670,000
IL Savanna Industrial Development Revenue
Metform Corp. Project, Series 1994 B, AMT, LOC: Bank One N.A. 4.250% 06/01/09 (a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT, LOC: LaSalle Bank N.A. 4.130% 12/01/33 (a)	2,400,000	2,400,000
IL Upper River Valley Industrial Development Revenue
Clover Properties LLC Project, Series 2000, AMT, LOC: LaSalle Bank N.A. 4.040% 07/01/20 (a)	1,975,000	1,975,000
IL Urbana Multi-Family Housing Revenue
Prarie Green II Apartment Project, Series 2000, AMT, LOC: LaSalle Bank N.A. 4.040% 06/01/29 (a)	1,355,000	1,355,000

	Par ($)	Value ($)
IL Will County Exempt Facilities Revenue
BP Amoco Chemical Co., Series 2003, AMT, 4.000% 07/01/33 (b)	7,300,000	7,300,000
Illinois Total		325,086,000
Indiana – 2.4%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill Project, Series 1999, AMT, 4.270% 08/01/17 (b)	2,500,000	2,500,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments Project, Series 2002, AMT, LOC: Fifth Third Bank 4.080% 11/01/32 (a)	2,825,000	2,825,000
IN Burns Harbor Economic Development Revenue
Dennen Steel Corp., Series 2003, AMT, LOC: Standard Federal Bank 4.060% 12/01/23 (a)	1,495,000	1,495,000
IN Development Finance Authority
Economic Development Revenue, Berry Holdings Co. LLC, Series 1999, AMT, LOC: Bank One N.A. 4.290% 01/01/09 (a)	320,000	320,000
Series 2002, AMT, LOC: National City Bank of Indiana 4.130% 10/01/17 (a)	2,555,000	2,555,000
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC, Series 1998 A, AMT, LOC: FHLB 4.220% 04/01/28 (a)	770,000	770,000
Vahala Foam Enterprises Project, Series 2002, AMT, LOC: Bank One N.A. 4.270% 09/01/17 (a)	1,400,000	1,400,000
IN Elkhart Industrial Development Revenue
Kibbe Properties LLC, Series 2002, AMT, LOC: National City Bank of Indiana 4.180% 06/01/27 (a)	1,725,000	1,725,000
IN Finance Authority
Mittal Steel Co. N.V., Series 2006, AMT, LOC: Bank of Montreal 4.000% 08/01/30 (a)	9,200,000	9,200,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Psi Energy, Inc., Series 2005 B, AMT, LOC: Calyon Bank 3.990% 10/01/40 (a)	10,500,000	10,500,000
Series 2005, AMT, LOC: National City Bank 4.130% 10/01/12 (a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
Series 2005, AMT, LOC: National City Bank 4.130% 01/01/21 (a)	5,300,000	5,300,000
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing Project: Series 1997, AMT, 3.950% 10/01/27 (b)	10,000,000	10,000,000
Series 1999, AMT, 3.950% 01/01/29 (b)	10,000,000	10,000,000
Series 2000 A, AMT: 3.950% 01/01/28 (b)	10,000,000	10,000,000
3.950% 01/01/30 (b)	9,300,000	9,300,000
Series 2001 B, AMT: 3.950% 09/01/31 (b)	10,000,000	10,000,000
GTY AGMT: Toyota Motor Credit Corp. 3.950% 02/01/31 (a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
Crown Equipment Corp. Project, Series 1996, AMT, LOC: Key Bank N.A. 4.030% 02/01/11 (a)	2,000,000	2,000,000
Round Barn Manor Project, Series 2003 A, AMT, 4.040% 01/01/28 (b)	3,182,000	3,182,000
IN Health Facility Financing Authority
Cardinal Center, Inc. Project, Series 1996 A, LOC: Key Bank N.A. 4.060% 12/01/16 (a)	280,000	280,000
IN Housing & Community Development Authority
Series 2006 A-2, AMT, Guarantor: GNMA, SPA: DEPFA Bank PLC 4.030% 01/01/37 (a)	10,000,000	10,000,000
IN Housing Finance Authority
Multi-Family Revenue, Series 1997 M-A, AMT, LOC: FHLB 4.070% 01/01/29 (a)	8,350,000	8,350,000

	Par ($)	Value ($)
IN Indianapolis Local Public Improvement Bond Bank
Series 2006, AMT, Insured: AMBAC: LIQ FAC: Dexia Credit Local 4.120% 01/01/14 (a)	5,240,000	5,240,000
LIQ FAC: JPMorgan Chase Bank 4.050% 01/01/14 (a)	16,800,000	16,800,000
SPA: Merrill Lynch Capital Services 4.120% 01/01/20 (a)	5,505,000	5,505,000
IN Indianapolis Multi-Family Revenue
Nora Commons LP, Series 2004 A, AMT, LOC: ABN AMRO Bank N.V. 4.040% 12/01/39 (a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
Series 2001, AMT, LOC: Fifth Third Bank 4.080% 08/01/21 (a)	2,150,000	2,150,000
Series 2003, AMT, LOC: National City Bank of Kentucky 4.130% 04/01/23 (a)	4,570,000	4,570,000
IN Noblesville Economic Development Revenue
Pedcor Investments 2003-L LP, Series 2003 A, AMT, LOC: LaSalle Bank N.A. 4.040% 06/01/38 (a)	8,796,000	8,796,000
IN South Bend Economic Development Authority
Series 2007, AMT, LOC: Citizens Bank of PA 4.070% 04/01/27 (a)	8,105,000	8,105,000
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP, Series 1997 A, AMT, LOC: FHLB 4.070% 06/01/27 (a)	2,365,000	2,365,000
IN Washington County Industrial Economic Development Revenue
Series 2001, AMT, LOC: National City Bank of Indiana 4.130% 08/01/16 (a)	3,645,000	3,645,000
IN Whiting Environmental Facilities Revenue
BP Amoco PLC, Series 2000, AMT, 4.000% 07/01/31 (b)	3,915,000	3,915,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
IN Whiting Industrial Sewage & Solid Waste Disposal Revenue
Amoco Oil Co.: Series 1996, AMT, 4.000% 01/01/26 (b)	10,000,000	10,000,000
Series 1998, AMT, 4.000% 01/01/26 (b)	7,600,000	7,600,000
Indiana Total		211,393,000
Iowa – 0.7%
IA Clinton Industrial Development Revenue
Series 2004, AMT, LOC: Northern Trust Co. 4.070% 12/01/22 (a)	4,300,000	4,300,000
Sethness Products Co., Series 1996, AMT, LOC: Northern Trust Co. 4.070% 09/01/11 (a)	2,100,000	2,100,000
IA Finance Authority Industrial Development Revenue
Ramsgate Corp., Series 2002, AMT, LOC: US Bank N.A. 4.140% 12/01/22 (a)	5,345,000	5,345,000
US Filter Operating Services, Inc., Series 2001 A, AMT, LOC: Societe Generale 4.040% 11/01/17 (a)	3,720,000	3,720,000
IA Finance Authority
Single Family Mortgage Revenue: Series 2002, AMT, Guarantor: GNMA/FNMA, SPA: Wachovia Bank N.A. 4.070% 07/01/24 (a)	4,755,000	4,755,000
Series 2004, AMT, Guarantor: GNMA/FNMA 4.050% 07/01/34 (b)	15,500,000	15,500,000
Series 2006 F, AMT, Guarantor: GNMA/FNMA, LIQ FAC: State Street Bank & Trust 4.100% 07/01/36 (a)	12,000,000	12,000,000
Series 2006, AMT, LIQ FAC: Landesbank Hessen-Thuringen 4.100% 12/01/09 (a)	7,320,000	7,320,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 4.050% 05/01/21 (a)	4,200,000	4,200,000

	Par ($)	Value ($)
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic, Series 2001 B, AMT, LOC: American National Bank & Trust 4.270% 01/01/11 (a)	800,000	800,000
Iowa Total		60,040,000
Kansas – 0.5%
KS Development Finance Authority
Exempt Facilities Revenue, Seaboard Project, Series 1995 A, AMT, LOC: Bank of New York 4.100% 12/01/25 (a)	9,200,000	9,200,000
Multi-Family Revenue: Delaware Highlands, Series 2005 C, AMT, LOC: Arvest Bank 4.050% 12/01/36 (a)	2,200,000	2,200,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 11/01/35 (a)	6,535,000	6,535,000
KS Munimae Trust
Series 2001-6, AMT, Insured: FHLMC 3.800% 07/14/26	2,075,000	2,075,000
KS Wichita Airport Authority
Berkshire Hathaway, Inc., Series 2003 A, AMT, 4.070% 11/01/31 (b)	2,860,000	2,860,000
KS Wichita City
OBH, Inc., Series 1999, AMT, 4.020% 04/01/15 (b)	18,670,000	18,670,000
Kansas Total		41,540,000
Kentucky – 1.6%
KY ABN AMRO Munitops Certificates Trust
Series 2005, Insured: FGIC 3.620% 05/15/12 (b)	9,995,000	9,995,000
KY Bardstown
Linpac Materials Handling, Series 2000, AMT, LOC: Bank of the West 4.090% 10/01/19 (a)	4,340,000	4,340,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc., Series 2001, AMT, LOC: Northern Trust Co. 4.070% 05/01/31 (a)	7,410,000	7,410,000
KY Daviess County Health Care Revenue
Wendell Fosters Campus for Development, Series 2001, AMT, LOC: National City Bank 4.080% 05/01/21 (a)	3,625,000	3,625,000
KY Daviess County Industrial Building Revenue
Series 2003, AMT, LOC: National Bank of Kentucky 4.130% 05/01/18 (a)	3,650,000	3,650,000
KY Glasgow Industrial Building Revenue
Ply Tech Corp.: Series 1994, AMT, LOC: Fifth Third Bank 4.090% 05/01/14 (a)	1,820,000	1,820,000
Series 2006, AMT, LOC: Fifth Third Bank 4.080% 07/01/26 (a)	2,910,000	2,910,000
KY Hopkins County Industrial Building Revenue
Series 2007 J, AMT, LOC: PNC Bank N.A. 4.030% 10/01/17 (a)	8,000,000	8,000,000
KY Hopkinsville
Series 2006, AMT, LOC: Branch Banking & Trust 4.080% 06/01/26 (a)	3,610,000	3,610,000
KY Housing Corp.
Clarksdale Rental I LP, Series 2006 A, AMT, LOC: PNC Bank Delaware 4.030% 06/01/08 (a)	6,725,000	6,725,000
Series 2005 B, AMT, SPA: BNP Paribas 4.030% 07/01/32 (a)	15,345,000	15,345,000
Series 2005 L, AMT, SPA: BNP Paribas 4.030% 07/01/36 (a)	20,000,000	20,000,000
Series 2006 F, AMT, SPA: BNP Paribas 4.030% 07/01/29 (a)	2,500,000	2,500,000
Series 2006 M, AMT, SPA: BNP Paribas 4.030% 01/01/33 (a)	10,600,000	10,600,000

	Par ($)	Value ($)
KY Jefferson County Industrial Building Revenue
Dant Growth LLC, Series 2002, AMT, LOC: Bank One Kentucky N.A. 4.130% 09/01/22 (a)	3,420,000	3,420,000
KY Jefferson County Industrial Development Revenue
WHIP-Mix Corp., Series 1997, AMT, LOC: National City Bank Kentucky 4.230% 06/01/12 (a)	600,000	600,000
KY Kenton County Airport Board
FlightSafety International, Inc., Series 2001 A, AMT: 4.020% 06/01/31 (b)	4,600,000	4,600,000
4.050% 06/01/21 (b)	17,900,000	17,900,000
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center, Series 1998, LOC: Fifth Third Bank 3.970% 07/01/18 (a)	970,000	970,000
Series 2002, AMT, LOC: Fifth Third Bank 4.080% 04/01/17 (a)	2,630,000	2,630,000
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners, Series 2005 A, AMT, LOC: Regions Bank 4.050% 01/01/11 (a)	1,280,000	1,280,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC Project, Series 2003, AMT, LOC: Wachovia Bank N.A. 4.030% 03/01/21 (a)	6,000,000	6,000,000
KY Rural Economic Development Authority Revenue
Heaven Hill Project, Series 1991, AMT, LOC: PNC Bank N.A. 4.030% 10/01/16 (a)	2,000,000	2,000,000
KY West Buechel Industrial Building Revenue
Berby Fabricating LLC Project, Series 2004, AMT, LOC: Fifth Third Bank 4.080% 06/01/24 (a)	3,890,000	3,890,000
Kentucky Total		143,820,000
Louisiana – 1.7%
LA Calcasieu Parish, Inc. Industrial Development Board
Citgo Petroleum Corp.: Series 1994, AMT, LOC: BNP Paribas 4.000% 12/01/24 (a)	4,350,000	4,350,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1996, AMT, LOC: Natexis Banque Populair 4.000% 07/01/26 (a)	18,900,000	18,900,000
Citgo Petroleum Corp. Series 1995, AMT, LOC: BNP Paribas 4.000% 03/01/25 (a)	22,005,000	22,005,000
Hydroserve Westlake Project, Series 1999, AMT, LOC: Bank One Chicago N.A. 4.100% 12/01/24 (a)	5,100,000	5,100,000
LA Morgan Keegan Municipal Products, Inc.
Series 2007 A, AMT, SPA: Lloyds TSB Bank PLC, GIC: Transamerica Life Insurance Co. 4.090% 02/01/11 (a)	25,060,000	25,060,000
LA Plaquemines Parish
Environmental Revenue: BP Exploration & Oil, Inc., Series 1995, AMT, GTY AGMT: British Petroleum Co. 4.000% 10/01/24 (a)	10,000,000	10,000,000
BP Exploration & Oil, Inc. Series 1994, AMT, 4.000% 05/01/25 (b)	11,800,000	11,800,000
LA St. Charles Parish Pollution Control Revenue
Shell Oil Co.: Series 1991, AMT, 4.050% 11/01/21 (b)	10,500,000	10,500,000
Series 1992 A, AMT, 4.000% 10/01/22 (b)	25,650,000	25,650,000
Series 1993, AMT, 4.000% 09/01/23 (b)	17,410,000	17,410,000
Louisiana Total		150,775,000
Maine – 0.0%
ME Housing Authority
General Housing Revenue, Series 2005, AMT, LIQ FAC: Landesbank Hessen-Thuringen 4.120% 12/01/10 (a)	120,000	120,000
Maine Total		120,000
Maryland – 0.9%
MD Administration Department of Housing & Community Development
Fort Washington Manor LP, Series 2005 A, AMT, LOC: Citibank N.A. 3.980% 11/15/38 (a)	9,700,000	9,700,000

	Par ($)	Value ($)
Series 2004 F, AMT, SPA: Lloyds TSB Bank PLC 3.990% 09/01/35 (a)	12,150,000	12,150,000
Series 2006 N, AMT, 3.720% 09/12/07	21,000,000	21,000,000
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility, Series 2004, AMT, LOC: Branch & Banking Trust 4.080% 07/01/24 (a)	4,950,000	4,950,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT, SPA: Danske Bank 4.100% 02/01/40 (a)	31,985,000	31,985,000
Maryland Total		79,785,000
Massachusetts – 1.1%
MA Development Finance Agency
3.680% 09/04/07	6,800,000	6,800,000
Clarendon Street Associates, Series 2006 A, AMT, LOC: Bayerische Landesbank 4.030% 12/01/40 (a)	12,500,000	12,500,000
MA Lehman Municipal Trust Receipts
Series 2007, Insured: FGIC, LIQ FAC: Lehman Liquidity Co. 3.651% 05/01/37 (a)	67,500,000	67,500,000
MA Municipal Securities Trust Certificates
Series 2007 A, AMT, Insured: AMBAC, LIQ FAC: Bear Stearns Capital Markets 4.070% 01/21/19 (a)	12,000,000	12,000,000
Massachusetts Total		98,800,000
Michigan – 6.0%
MI Housing Development Authority
Multi-Family Revenue, Canterbury Project, Series 2003 A, AMT, LOC: LaSalle Bank 4.020% 06/01/38 (a)	9,500,000	9,500,000
Rental Housing Revenue, Series 2002 A, AMT, Insured: MBIA, LOC: Landesbank Hessen-Thuringen 3.980% 04/01/37 (a)	26,500,000	26,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2004 A, AMT, Insured: FGIC, SPA: WestLB AG 3.940% 10/01/39 (a)	17,420,000	17,420,000
Series 2006 A, AMT, Insured: FSA, SPA: Fortis Bank SA 4.000% 10/01/40 (a)	11,725,000	11,725,000
Series 2006 B, AMT, SPA: DEPFA Bank PLC 4.180% 06/01/30 (a)	20,000,000	20,000,000
Series 2006 C, AMT, Insured: FSA, SPA: Fortis Bank SA 4.000% 04/01/41 (a)	35,715,000	35,715,000
Series 2006, AMT, Insured: FSA, SPA: Merrill Lynch Capital Services 4.070% 10/01/42 (a)	8,125,000	8,125,000
Series 2007 A, AMT, Insured: FSA, SPA: Fortis Bank SA 4.000% 04/01/42 (a)	34,400,000	34,400,000
Single Family Mortgage Revenue, Series 2005 B, AMT: LOC: DEPFA Bank PLC 4.180% 06/01/30 (a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC 4.230% 12/01/25 (a)	13,635,000	13,635,000
MI Municipal Bond Authority
Series 2007 B-1, 4.500% 08/20/08	41,675,000	41,993,438
MI State
Series 2006, LOC: DEPFA Bank PLC 4.250% 09/28/07	66,800,000	66,826,696
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 4.250% 02/01/16 (a)	1,600,000	1,600,000
MI Strategic Fund Ltd.
American Autocoat, Inc., Series 2002, AMT, LOC: Fifth Third Bank 4.080% 10/01/22 (a)	5,045,000	5,045,000
B & C Leasing LLC, Series 1999, AMT, LOC: LaSalle Bank 4.020% 07/01/24 (a)	2,300,000	2,300,000

	Par ($)	Value ($)
Erin Flint Properties LLC, Series 2006, AMT, LOC: Fifth Third Bank 4.080% 07/01/26 (a)	3,980,000	3,980,000
Home, Inc., Series 2002, AMT, LOC: Fifth Third Bank 4.080% 11/01/22 (a)	1,920,000	1,920,000
Lapeer Technologies LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 4.250% 02/01/20 (a)	1,700,000	1,700,000
LRV Enterprises LLC, Series 1996, AMT, LOC: National City Bank 4.230% 09/01/21 (a)	500,000	500,000
Michigan Turkey Producers, Series 2000 A, AMT, LOC: Fifth Third Bank 4.090% 05/01/15 (a)	1,600,000	1,600,000
Series 1999, AMT, LOC: National City Bank 4.180% 06/01/24 (a)	1,050,000	1,050,000
Series 2000, AMT, LOC: KeyBank N.A. 4.130% 07/01/20 (a)	2,020,000	2,020,000
Series 2003, AMT: LOC: Fifth Third Bank 4.080% 08/01/23 (a)	905,000	905,000
LOC: National City Bank 4.130% 12/01/28 (a)	2,580,000	2,580,000
MI Wayne Charter County Airport Authority
Series 1996 A, AMT, Insured: AMBAC, SPA: Bayerische Landesbank 4.000% 12/01/16 (a)	17,000,000	17,000,000
Series 2002 A, AMT, Insured: FGIC 3.990% 12/01/32 (b)	140,520,000	140,520,000
Series 2007 A, AMT, Insured: FGIC, LIQ FAC: Bayerische Landesbank 4.050% 12/01/37 (a)	9,500,000	9,500,000
MI Wayne County Airport Authority
Series 2005 MT-115, AMT, Insured: MBIA, LIQ FAC: Svenska Handelsbank 4.090% 12/01/17 (a)	18,140,000	18,140,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005, AMT, Insured: MBIA, LIQ FAC: Citibank N.A. 4.070% 12/01/34 (a)	6,600,000	6,600,000
Series 2006, AMT, Insured: MBIA, LIQ FAC: Citibank N.A. 4.070% 12/01/29 (a)	5,900,000	5,900,000
Michigan Total		529,570,134
Minnesota – 0.7%
MN Eden Prairie Industrial Development Revenue
SWB LLC, Series 2000 A, AMT, LOC: US Bank N.A. 4.240% 11/01/20 (a)	2,035,000	2,035,000
MN Housing Finance Agency
Series 2004 A, AMT, SPA: Lloyds TSB Bank PLC 4.090% 01/01/32 (a)	19,890,000	19,890,000
Series 2007 K, AMT, 3.780% 08/11/08	27,000,000	27,000,000
MN Minneapolis St. Paul Metropolitan Airports Commission
Airport Revenue, Series 2005 PT-2834, AMT, Insured: AMBAC, LOC: Merrill Lynch Capital Services 3.860% 01/01/14 (a)	2,525,000	2,525,000
MN Springfield Industrial Development Revenue
OCHS Brick Co., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 4.050% 05/01/16 (a)	3,695,000	3,695,000
MN St. Paul Port Authority Industrial Development Revenue
Camada LP, Series 2005, AMT, LOC: Wells Fargo Bank N.A. 4.050% 12/01/12 (a)	2,900,000	2,900,000
Minnesota Total		58,045,000
Mississippi – 0.1%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.: Series 2005 A, AMT, LOC: Branch Banking & Trust Co. 4.080% 03/01/15 (a)	1,440,000	1,440,000

	Par ($)	Value ($)
Series 2005, AMT, LOC: Branch Banking & Trust Co. 4.080% 03/01/25 (a)	2,210,000	2,210,000
MS Home Corp. Multi-Family Revenue, Brandon Housing Associates LP, Series 2001-2, AMT, LOC: Regions Bank 4.040% 05/01/31 (a)	6,300,000	6,300,000
Mississippi Total		9,950,000
Missouri – 1.2%
MO Health & Educational Facilities Authority
Series 2006, LOC: National City Bank 4.030% 12/01/26 (a)	8,000,000	8,000,000
MO Higher Education Loan Authority Student Loan Revenue
Series 1991 B, AMT, Insured: MBIA 4.020% 03/01/20 (b)	19,300,000	19,300,000
MO Industrial Development Authority
Multi-Family Housing Revenue, Crook Creek Apartments II: Series 2004 A, AMT, LOC: LaSalle National Bank 4.020% 09/01/39 (a)	5,600,000	5,600,000
Series 2004 B, AMT, LOC: FHLB 4.060% 09/01/39 (a)	750,000	750,000
MO Mountain Grove Industrial Development Authority
Health Care Facility Revenue, Mountain Grove #1, Inc., Series 1997, AMT, LOC: Wahovia Bank 4.040% 11/01/13 (a)	1,685,000	1,685,000
MO Nodaway Industrial Development Authority
Educational Facilities Revenue, Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 4.050% 11/01/32 (a)	3,925,000	3,925,000
MO Scott Industrial Development Authority
Series 2007, AMT, LOC: Regions Bank 4.060% 05/01/22 (a)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
MO St. Louis Industrial Development Authority
General Grant Apartments, Series 2003, AMT, LOC: U.S. Bank N.A. 4.080% 03/01/38 (a)	19,445,000	19,445,000
Multi-Family Housing Revenue: Metro Lofts Apartments, Series 2003 A, AMT, Guarantor: FNMA 3.990% 03/15/36 (b)	26,500,000	26,500,000
Series 2006, AMT, LIQ FAC: Merrill Lynch Capital Services 4.150% 12/01/45 (a)	7,075,000	7,075,000
United States Tape & Label Corp., Series 1999, AMT, LOC: LaSalle Bank N.A. 4.020% 08/01/19 (a)	2,100,000	2,100,000
MO Washington Industrial Development Authority
Whistle Point Partnership, Series 2006, AMT, LOC: Bank of Washington, LOC: U.S. Bank N.A. 4.060% 05/01/28 (a)	6,600,000	6,600,000
MO Wright City Industrial Revenue
Series 2002, AMT, LOC: LaSalle Bank N.A. 4.020% 04/01/32 (a)	1,900,000	1,900,000
Missouri Total		105,880,000
Montana – 0.5%
MT Board of Investment Resource Recovery
Series 1989, AMT, LOC: Union Bank of CA N.A. 3.800% 12/30/15 (a)	48,100,000	48,100,000
Montana Total		48,100,000
Nebraska – 1.4%
NE Help Incorporated Student Loan Revenue
Series 1986 A, AMT, Insured: MBIA 4.050% 12/01/16 (b)	29,850,000	29,850,000
NE Lancaster County Industrial Development Revenue
MLLC LLC, Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 4.050% 11/01/20 (a)	4,515,000	4,515,000
NE Lehman Municipal Trust Receipts
Series 2007, AMT, LIQ FAC: Lehman Liquidity Co. 4.240% 09/01/38 (a)	90,265,000	90,265,000
Nebraska Total		124,630,000

	Par ($)	Value ($)
Nevada – 0.2%
NV Clark County Airport Revenue
Series 2004, AMT, Insured: FGIC 4.060% 07/01/22 (b)	5,020,000	5,020,000
NV Housing Division
Sonoma Palms LP, Series 2005, AMT, Guarantor: FNMA 4.100% 04/15/39 (b)	11,300,000	11,300,000
Nevada Total		16,320,000
New Hampshire – 0.0%
NH Business Finance Authority Exempt Facilities Revenue
Waste Management of New Hampshire, Inc. Project, Series 2000, AMT, LOC: Wachovia Bank N.A. 4.050% 09/01/12 (a)	3,500,000	3,500,000
New Hampshire Total		3,500,000
New Jersey – 0.1%
NJ Economic Development Authority
Series 2006, AMT, LOC: Goldman Sachs 4.050% 01/01/37 (a)	3,100,000	3,100,000
NJ Housing & Mortgage Finance Agency
Series 1999 AA, AMT, Insured: MBIA 5.200% 10/01/07	2,000,000	2,002,479
New Jersey Total		5,102,479
New Mexico – 0.2%
NM Bernalillo County
Series 2006, 4.000% 12/14/07	20,000,000	20,016,467
New Mexico Total		20,016,467
New York – 4.1%
NY Bank of New York Municipal Certificates Trust
Series 2007, AMT, SPA: Bank of New York 4.150% 05/01/16 (a)	50,335,000	50,335,000
NY Environmental Facilities Corp.
Waste Management of New York LLC, Series 2002 B, AMT, LOC: JPMorgan Chase Bank 3.950% 05/01/19 (a)	14,805,000	14,805,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Housing Finance Agency
240 East 39th Realty LLC, Series 1997, AMT, 3.920% 05/15/30 (b)	24,000,000	24,000,000
42/43 Realty LLC, Series 2002 A, AMT, LOC: Landesbank Hessen-Thuringen 3.950% 11/01/34 (a)	6,000,000	6,000,000
BPC12 Associates LLC, Series 1999 A, AMT, Guarantor: FNMA 3.920% 05/15/29 (b)	5,800,000	5,800,000
Series 2003 A, AMT, Guarantor: FNMA 4.040% 05/15/36 (b)	36,800,000	36,800,000
Series 2004 A, AMT, Guarantor: FNMA 4.040% 05/15/36 (b)	60,225,000	60,225,000
Series 2007 A, AMT, LOC: Landesbank Hessen-Thuringen 3.970% 11/01/41 (a)	50,000,000	50,000,000
Yorkville Plaza Associates, Series 1999 A, AMT, Insured: FHLMC 3.920% 11/01/29 (b)	7,900,000	7,900,000
NY Lehman Municipal Trust Receipts
Series 2007, LIQ FAC: Lehman Liquidity Co. 4.280% 04/15/37 (a)	1,465,000	1,465,000
NY New York City Housing Development Corp.
125 Court Street LLC, Series 2005 A, AMT, Insured: FHLMC 3.950% 12/01/35 (b)	15,800,000	15,800,000
Multi-Family Rental Housing Revenue, 100 Street Tri Venture, Series 2002 A, AMT, Guarantor: FNMA 3.920% 10/15/35 (b)	17,245,000	17,245,000
Series 2005 A, AMT, Guarantor: FNMA 3.920% 11/15/35 (b)	12,800,000	12,800,000
Series 2007 A, AMT, LOC: Citibank N.A.: 3.950% 11/01/39 (a)	19,000,000	19,000,000
4.010% 07/01/39 (a)	29,500,000	29,500,000
NY Rockland County
Series 2007, 4.000% 12/20/07	10,000,000	10,009,017
New York Total		361,684,017

	Par ($)	Value ($)
North Carolina – 2.7%
NC Agriculture Finance Authority Development Revenue
McGill Environment System, Series 2003, AMT, LOC: Branch Bank & Trust 4.080% 12/01/15 (a)	2,700,000	2,700,000
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co., Series 2003, AMT, LOC: Branch Banking & Trust 4.080% 06/01/24 (a)	1,495,000	1,495,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC, Series 2001, AMT, LOC: Branch Banking & Trust 4.080% 12/01/21 (a)	2,720,000	2,720,000
NC Charlotte Airport Revenue
Series 1997 A, AMT, Insured: MBIA, SPA: JPMorgan Chase Bank 3.990% 07/01/17 (a)	12,505,000	12,505,000
NC Charlotte-Mecklenburg Hospital Authority
Mercy Hospital, Inc., Series 2007, Insured: AMBAC, SPA: Bayerische Landesbank 3.950% 01/15/38 (a)	10,885,000	10,885,000
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC, Series 2004, AMT, 4.080% 04/01/26 (b)	4,750,000	4,750,000
NC Education Assistance Authority
Series 2005 A-2, AMT, Insured: AMBAC, LOC: Branch Banking & Trust 4.020% 09/01/35 (a)	107,640,000	107,640,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Quantum Group, Inc., Series 2000, AMT, LOC: Regions Bank 4.000% 06/01/20 (a)	1,840,000	1,840,000
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments, Series 2003, AMT, LOC: SunTrust Bank 4.070% 12/01/35 (a)	5,025,000	5,025,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
NC Housing Finance Agency
Series 2005 22-E, AMT, SPA: FSA 3.550% 07/01/39 (a)	12,000,000	11,999,276
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp. Project, Series 1996, AMT, LOC: Bank One Milwaukee N.A. 4.270% 01/01/11 (a)	1,050,000	1,050,000
Valspar Corp., Series 1995, AMT, LOC: Wachovia Bank N.A. 4.120% 06/01/15 (a)	2,900,000	2,900,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Autry Mills, Series 1999, AMT, LOC: Branch & Banking Trust 4.080% 02/01/13 (a)	3,520,000	3,520,000
Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 4.080% 11/01/17 (a)	1,800,000	1,800,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC, Series 2003, AMT, LOC: SunTrust Bank 4.120% 09/01/35 (a)	4,570,000	4,570,000
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC, Series 2001 A, AMT, LOC: Branch Banking & Trust 4.080% 09/01/22 (a)	2,300,000	2,300,000
NC Raleigh Durham Airport Authority
Series 2006, AMT, Insured: XLCA SPA: Depfa Bank PLC 4.020% 05/01/36 (a)	50,000,000	50,000,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
PHC LLC Project, Series 1999, AMT, LOC: Branch Banking & Trust 4.080% 03/01/14 (a)	3,205,000	3,205,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Series 2007, AMT, LOC: Branch Banking & Trust 4.080% 03/01/27 (a)	5,000,000	5,000,000
North Carolina Total		235,904,276

	Par ($)	Value ($)
North Dakota – 0.1%
ND Housing Finance Agency Revenue
Series 2002 B, AMT, Insured: FSA, SPA: FHLMC 4.000% 01/01/34 (a)	9,700,000	9,700,000
North Dakota Total		9,700,000
Ohio – 3.1%
OH Akron Metropolitan Housing Authority
Series 1998, LOC: Fifth Third Bank 4.020% 04/01/18 (a)	4,335,000	4,335,000
OH Columbus Regional Airport Authority
Series 2006, AMT, SPA: Merrill Lynch Capital Services 4.120% 03/15/36 (a)	11,520,000	11,520,000
OH Cuyahoga County Hospital Revenue
Series 2005, LOC: National City Bank 4.060% 02/01/35 (a)	9,965,000	9,965,000
Series 2006, Insured: MBIA, LIQ FAC: Bayerische Landesbank 4.010% 01/15/26 (a)	55,300,000	55,300,000
OH Cuyahoga County Multi-Family Revenue
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 02/01/33 (a)	5,790,000	5,790,000
OH Franklin County Multi-Family Housing Revenue
Series 2005, AMT, LOC: Fifth Third Bank 4.080% 08/01/35 (a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT, LOC: KeyBank N.A. 4.130% 09/01/16 (a)	155,000	155,000
OH Hancock County Industrial Development Revenue
Koehler Brothers, Inc., Series 1999, AMT, LOC: National City Bank 4.130% 06/01/14 (a)	935,000	935,000
OH Hancock County Multi-Family Revenue
Pedcor Investments, Series 1998 B, AMT, LOC: FHLB 4.150% 01/01/31 (a)	725,000	725,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Housing Finance Agency
Series 2005, AMT Insured: FHA, SPA: Federal Home Loan Bank 3.960% 09/01/35 (a)	30,500,000	30,500,000
Series 2007 E, AMT, Guarantor: GNMA/FNMA, SPA: KBC Bank N.V. 3.980% 09/01/38 (a)	100,000,000	100,000,000
OH Lorain Port Authority Revenue
J. Alan Spitzer, Series 1999, AMT, LOC: National City Bank 4.250% 12/01/19 (a)	2,755,000	2,755,000
OH Lucas County Industrial Development Revenue
Series 1997, AMT, 4.230% 07/01/09 (b)	485,000	485,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT, LOC: Fifth Third Bank 4.080% 09/01/23 (a)	1,375,000	1,375,000
OH Rickenbacher Port Authority
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 01/01/35 (a)	4,830,000	4,830,000
OH Solid Waste Revenue
BP Exploration & Oil, Inc., Series 1998, AMT, 4.000% 02/01/33 (b)	10,800,000	10,800,000
OH Summit County Industrial Development Revenue
Quality Mold, Inc., Series 1999, AMT, LOC: KeyBank N.A. 4.130% 06/01/19 (a)	2,410,000	2,410,000
OH Toledo Lucas County Port Authority Airport Development Revenue
Flight Safety International Inc. Project, Series 1998-1, AMT, 4.050% 01/01/18 (b)	15,800,000	15,800,000
OH Water Development Authority
Firstenergy Nuclear Generation, Series 2006 A, AMT, LOC: Barclays Bank PLC 4.050% 06/15/33 (a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
Series 2001, AMT, LOC: Fifth Third Bank 4.080% 09/01/16 (a)	1,310,000	1,310,000
Ohio Total		272,690,000

	Par ($)	Value ($)
Oklahoma – 1.2%
OK Claremore Industrial & Redevelopment Revenue
Whirlwind Steel Buildings Project, Series 2001, AMT, LOC: Chase Manhattan Bank 4.270% 09/01/16 (a)	1,425,000	1,425,000
OK Development Finance Authority Revenue
Series 1997, AMT, LOC: Bank of New York 4.100% 03/01/27 (a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
Series 2001 PT-1288, AMT, SPA: Merrill Lynch Capital Services 4.120% 01/01/09 (a)	780,000	780,000
Series 2007, AMT, LIQ FAC: Goldman Sachs, GIC: AIG 4.060% 09/01/40 (a)	16,600,000	16,600,000
OK Industrial Authority Economic Development Revenue
Series 2003, AMT, LOC: Fifth Third Bank 4.080% 10/01/23 (a)	1,785,000	1,785,000
OK Morgan Keegan Municipal Products, Inc.
Series 2005 D, AMT, SPA: BNP Paribas 4.090% 02/01/10 (a)	51,365,000	51,365,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc., Series 2001, AMT, LOC: PNC Bank N.A. 4.070% 10/01/21 (a)	5,000,000	5,000,000
OK Turnpike Authority
Series 2006 B, Insured: XLCA 3.900% 01/01/28 (b)	18,835,000	18,835,000
Oklahoma Total		104,590,000
Oregon – 0.8%
OR Economic Development Revenue
KRC Western, Inc., Series 1997 178, AMT, LOC: Wachovia Bank N.A. 4.070% 01/01/17 (a)	7,650,000	7,650,000
LD McFarland Cascade Co. Ltd., Series 1996, AMT, LOC: U.S. Bank of Washington 4.140% 11/01/16 (a)	1,000,000	1,000,000
Oregon Metal Slitters, Inc., Series 1997, AMT, LOC: KeyBank N.A. 4.060% 04/01/24 (a)	4,865,000	4,865,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
OR Homeowner Revenue
Series 2006, AMT, SPA Merrill Lynch Capital Services, GIC: Trinity Funding Co. LLC 4.100% 05/01/10 (a)	57,840,000	57,840,000
Oregon Total		71,355,000
Pennsylvania – 5.1%
PA Authority for Industrial Development
Goldenberg Candy Co., Series 1997, AMT, LOC: Wachovia Bank 3.980% 01/01/13 (a)	1,870,000	1,870,000
PA Beaver County Industrial Development Authority
Firstenergy Generation, Series 2006 B, LOC: Barclays Bank PLC 4.010% 12/01/41 (a)	95,000	95,000
PA Chester County Health & Education Facilities Authority
Simpson Meadows, Series 2000, LOC: Wachovia Bank N.A. 3.990% 10/01/30 (a)	7,785,000	7,785,000
PA Chester County Industrial Development Authority
Bentley Properties LP, Series 2004, AMT, LOC: First Tennessee Bank 4.170% 12/01/20 (a)	4,245,000	4,245,000
PA Economic Development Financing Authority
Series 2006, AMT, LOC: Citizens Bank of PA 4.010% 12/01/36 (a)	5,980,000	5,980,000
Wegner's Feed Mill, Inc., Series 1999 B-1, AMT, LOC: First Union National Bank 4.120% 07/01/19 (a)	5,820,000	5,820,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals, Series 1998, AMT, LOC: PNC Bank N.A. 4.070% 03/01/09 (a)	620,000	620,000
PA Grove City Area Hospital Authority
Grove Manor, Series 2005, LOC: Fifth Third Bank 4.000% 12/01/29 (a)	9,560,000	9,560,000
PA Higher Education Assistance Agency
Series 1995 A, AMT, Insured: AMBAC, SPA: Morgan Stanley Bank 4.070% 12/01/25 (a)	85,580,000	85,580,000

	Par ($)	Value ($)
Series 2007 A, AMT, Insured: AMBAC, SPA: Morgan Stanley Bank 4.000% 07/01/37 (a)	104,500,000	104,500,000
PA Housing Finance Agency
Series 2004 82-C, AMT, SPA: Landesbank Hessen-Thuringen 4.020% 10/01/34 (a)	10,000,000	10,000,000
Series 2004 84-C, AMT, SPA: Dexia Credit Local 3.950% 04/01/18 (a)	17,650,000	17,650,000
Series 2005 88-B, AMT, SPA: Dexia Credit Local 4.020% 10/01/36 (a)	20,670,000	20,670,000
Series 2005 90-C, AMT, SPA: DEPFA Bank PLC 4.070% 04/01/36 (a)	12,400,000	12,400,000
Series 2005 91-B, AMT, SPA: DEPFA Bank PLC 3.950% 10/01/36 (a)	23,900,000	23,900,000
Series 2005, AMT, SPA: DEPFA Bank PLC 3.950% 10/01/35 (a)	45,190,000	45,190,000
Series 2007 98-C, AMT, SPA: Dexia Credit Local 4.020% 10/01/37 (a)	41,955,000	41,955,000
PA Lancaster Industrial Development Authority
United Zion Retirement Community, Series 2005, LOC: Citizens Bank of PA 3.970% 03/01/24 (a)	5,300,000	5,300,000
PA Moon Industrial Development Authority
One Thorn Run Associates, Series 1995 A, AMT, LOC: National City Bank 4.130% 11/01/15 (a)	4,690,000	4,690,000
PA Philadelphia Redevelopment Authority
Series 2005, AMT, Insured: FGIC 4.040% 04/15/24 (b)	17,040,000	17,040,000
PA Philadelphia School District
Series 2005, Insured: AMBAC, LIQ FAC: DEPFA Bank PLC 3.700% 08/01/18 (a)	19,265,000	19,265,000
PA State
Series 2002, Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 4.020% 05/01/19 (a)	1,325,000	1,325,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises, Series 1997, AMT, LOC: National City Bank N.A. 3.980% 04/01/17 (a)	2,680,000	2,680,000
Series 1998 A, AMT, LOC: National City Bank N.A. 4.130% 10/01/13 (a)	2,170,000	2,170,000
Pennsylvania Total		450,290,000
Puerto Rico – 0.6%
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 09/03/09 (a)	49,500,000	49,500,000
Puerto Rico Total		49,500,000
Rhode Island – 0.4%
RI Housing & Mortgage Finance Corp.
Johnston Groves LLC, Series 2006 J, AMT, LOC: Keybank N.A. 3.940% 03/01/40 (a)	35,000,000	35,000,000
Rhode Island Total		35,000,000
South Carolina – 1.2%
SC Housing Finance & Development Authority
Arrington Place Apartment LP, Series 2001, AMT, LOC: SunTrust Bank 4.120% 12/01/33 (a)	1,250,000	1,250,000
Improvement Bayside Apartments, LOC: Wachovia Bank N.A. 4.050% 07/15/39 (a)	17,250,000	17,250,000
Series 2005 R-398, AMT, Insured: FSA, LIQ FAC: Citibank N.A. 4.060% 07/01/34 (a)	2,065,000	2,065,000
Series 2006-1388, AMT, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank 4.050% 07/01/10 (a)	5,265,000	5,265,000
Spring Grove LP, Series 2000, AMT, LOC: SunTrust Bank 4.070% 12/01/34 (a)	7,235,000	7,235,000
SC Jobs Economic Development Authority
Abraham Industries LLC, Series 1999, AMT, LOC: PNC Bank N.A. 4.070% 05/01/14 (a)	3,975,000	3,975,000

	Par ($)	Value ($)
Banks Construction Co., Series 1999, AMT, LOC: Wachovia Bank of North Carolina 4.070% 05/01/09 (a)	700,000	700,000
Giant Cement Holding, Inc. Project, Series 2002, AMT, LOC: CItibank N.A. 4.020% 12/01/22 (a)	12,000,000	12,000,000
Imagepoint, Inc., Series 2005, AMT, LOC: Wachovia Bank N.A. 4.070% 12/01/23 (a)	3,690,000	3,690,000
Kravet Fabrics, Inc., Series 1997, AMT, LOC: Bank of New York 4.100% 03/01/12 (a)	1,710,000	1,710,000
Mancor Industries, Inc., Series 1999, AMT, LOC: PNC Bank N.A. 4.070% 05/01/14 (a)	900,000	900,000
Performance Friction Corp., Series 2001, AMT, LOC: Wachovia Bank N.A. 4.070% 06/01/12 (a)	2,810,000	2,810,000
Quoize, Inc. Project, Series 1996, AMT, LOC: Bank of New York 4.080% 05/01/16 (a)	3,775,000	3,775,000
Raynor USA Southeast, Series 2000, AMT, LOC: LaSalle Bank 4.020% 05/01/20 (a)	4,305,000	4,305,000
Rock Tennessee Converting Co., Series 2002, AMT, LOC: SunTrust Bank 4.120% 04/01/32 (a)	2,500,000	2,500,000
Sargent Metal Fabricators, Series 2002, AMT, LOC: Branch Banking & Trust 4.080% 11/01/22 (a)	3,335,000	3,335,000
SoPakCo., Inc., Series 2006, AMT, LOC: Regions Bank 4.020% 02/01/16 (a)	7,240,000	7,240,000
Southeastern Fly Ash Co., Series 2000, AMT, LOC: Wachovia Bank N.A. 4.050% 01/01/14 (a)	7,300,000	7,300,000
Vista Hotel Partners LLC, Series 2005, AMT, LOC: SunTrust Bank 4.070% 12/01/35 (a)	13,500,000	13,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
SC Kershaw County Industrial Development Revenue
DeRoyal Textiles, Inc., Series 1994, LOC: SunTrust Bank of Nashville 4.070% 12/01/07 (a)	705,000	705,000
South Carolina Total		101,510,000
South Dakota – 0.6%
SD Economic Development Financing Authority Industrial Development Revenue
Lomar Development Co. Project, Series 1996 B, AMT, LOC: U.S. Bank N.A. 4.240% 08/01/08 (a)	100,000	100,000
SD Housing Development Authority
Series 2003, AMT, LOC: Landesbank Hessen-Thuringen 4.020% 05/01/34 (a)	5,000,000	5,000,000
Single Family Mortgage Revenue, Series 2006, AMT: LIQ FAC: Landesbank Hessen-Thuringen 4.100% 05/01/45 (a)	45,185,000	45,185,000
LOC: Merrill Lynch Capital Services 4.120% 05/01/45 (a)	5,620,000	5,620,000
South Dakota Total		55,905,000
Tennessee – 2.0%
TN Brownsville Industrial Development Board Industrial Development Revenue
Dynametal Technologies, Inc., Series 1997, AMT, LOC: Union Planters Bank 4.000% 06/01/12 (a)	3,255,000	3,255,000
TN Energy Acquisition Corp.
Series 2006, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co. 4.060% 09/01/26 (a)	55,000,000	55,000,000
TN Franklin County Industrial Development Board Revenue
Zanini Tennessee, Inc., Series 2005 A, AMT, LOC: Regions Bank 4.100% 12/01/20 (a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Revenue
Packaging Services, Inc., Series 2003, AMT, LOC: SunTrust Bank 4.120% 05/01/18 (a)	2,200,000	2,200,000

	Par ($)	Value ($)
TN Jefferson City Industrial Development Board Revenue
Nashua Corp., Series 2004 B, AMT, LOC: LaSalle Bank N.A. 4.020% 12/01/24 (a)	2,800,000	2,800,000
TN Knox County First Utility District Water & Sewer Revenue
Series 2003, LOC: AmSouth Bank 4.000% 12/01/10 (a)	5,630,000	5,630,000
TN Knox County Health, Educational & Housing Facilities Board
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 05/01/37 (a)	6,285,000	6,285,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners, Series 2005 A, AMT, LOC: AmSouth Bank 4.050% 12/01/35 (a)	3,250,000	3,250,000
Alco Greenbriar Partners, Series 2006 A, AMT, LOC: Regions Bank 4.030% 11/01/36 (a)	6,730,000	6,730,000
Alco Knollcrest Partners, Series 2005 A, AMT, LOC: AmSouth Bank 4.050% 12/01/35 (a)	2,225,000	2,225,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 12/01/43 (a)	7,695,000	7,695,000
Springdale Creek Apartments Project, Series 2003 A, AMT, LOC: First Tennessee Bank 4.150% 01/01/35 (a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board: Series 2006 A, AMT, LOC: U.S. Bank N.A. 4.010% 12/01/41 (a)	10,000,000	10,000,000
Wedgewood Towers LP, Series 2004 A, AMT, LOC: AmSouth Bank 4.130% 06/01/34 (a)	1,000,000	1,000,000
Series 2002, Insured: AMBAC, SPA: Merrill Lynch Capital Services 4.090% 10/01/19 (a)	2,400,000	2,400,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Metropolitan Nashville Airport Authority
Embraer Aircraft Services, Inc., Series 2005, AMT, LOC: Regions Bank 4.120% 04/01/30 (a)	3,815,000	3,815,000
Series 2003, AMT, LOC: SunTrust Bank 4.070% 07/01/12 (a)	1,080,000	1,080,000
TN Monroe County Industrial Development Board
Series 2006, AMT, LOC: SunTrust Bank 4.070% 01/01/21 (a)	7,500,000	7,500,000
TN Municipal Energy Acquisition Corp.
Series 2006, LOC: JPMorgan Chase & Co., LIQ FAC: JPMorgan Chase & Co. 3.930% 11/30/07 (a)	33,235,000	33,235,000
TN Sevier County Industrial Development Board
Series 2005, AMT, LOC: Branch Banking & Trust Co. 4.080% 09/01/25 (a)	2,300,000	2,300,000
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue, Spring Creek Apartments, Series 1995, AMT, LOC: First Tennessee Bank 4.150% 12/01/20 (a)	2,700,000	2,700,000
TN Sullivan County Industrial Development Board
Series 1990, AMT, LOC: Northern Trust 3.990% 07/01/10 (a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
Marine Masters Trailers, Series 2002, AMT, LOC: AmSouth Bank 4.050% 10/01/17 (a)	2,100,000	2,100,000
TN Union County Industrial Development Board
Cooper Container Corp., Series 2004, AMT, LOC: SunTrust Bank 4.070% 12/01/14 (a)	2,600,000	2,600,000
Tennessee Total		175,150,000
Texas – 13.9%
TX Affordable Housing Corp.
Series 2006 1315, Insured: MBIA, LIQ FAC: Morgan Stanley 4.090% 03/01/32 (a)	12,450,000	12,450,000

	Par ($)	Value ($)
TX Arlington Industrial Development Corp.
Universal Forest Products, Series 1999, AMT, LOC: JPMorgan Chase Bank 4.120% 07/01/29 (a)	1,190,000	1,190,000
TX Austin Airport System Revenue
Financial Services Department, Series 1995 A, AMT, LOC: JPMorgan Chase Bank 4.000% 11/15/17 (a)	25,200,000	25,200,000
TX Bell County Industrial Development Corp.
Industrial Development Revenue, Metal Sales Manufacturing Corp. Project, Series 1998, AMT, LOC: Firstar Bank N.A. 4.270% 08/01/08 (a)	300,000	300,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue, Perrin Park Apartment Project, Series 1996, LOC: Northern Trust Co. 4.110% 06/01/28 (a)	10,375,000	10,375,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 03/01/34 (a)	10,750,000	10,750,000
TX Brazos Harbor Industrial Development Corp.
American Rice, Inc., Series 2007 B, AMT, LOC: HSBC Bank USA N.A. 4.010% 05/01/37 (a)	15,000,000	15,000,000
TX Brazos River Harbor Navigation District
Merey Sweeny LP, Series 2002 A, AMT, LOC: JPMorgan Chase Bank 4.010% 04/01/21 (a)	9,785,000	9,785,000
TX Calhoun County Naval Industrial Development Authority
BP PLC, Series 1998, AMT, 4.020% 01/01/24 (b)	30,000,000	30,000,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 4.010% 05/01/16 (a)	11,860,000	11,860,000
TX Dallas Fort Worth International Airport Revenue
Flight Safety Project, Series 1999, AMT, 4.020% 07/01/32 (b)	24,380,000	24,380,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003, AMT, 4.090% 05/01/11 (b)	9,840,000	9,840,000
Series 2004, AMT, Insured: MBIA 4.060% 11/01/33 (b)	3,000,000	3,000,000
Series 2005, AMT, Insured: FGIC, LIQ FAC: Svenska Handelsbanken 4.100% 11/01/19 (a)	30,665,000	30,665,000
Series 2007, AMT, Insured: MBIA, LIQ FAC: JPMorgan Chase Bank 4.050% 11/01/08 (a)	1,910,000	1,910,000
TX Dallas Housing Finance Corp.
Multi-Family Housing Revenue, The Masters Apartments Project, Series 2004, AMT, Guarantor: FNMA 4.000% 07/15/37 (b)	7,680,000	7,680,000
Multi-Family Revenue, Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 02/01/37 (a)	13,385,000	13,385,000
TX Department of Housing & Community Affairs
Series 2005, LIQ FAC: Merrill Lynch Capital Services 4.150% 03/01/36 (a)	8,660,000	8,660,000
Series 2006 H, AMT, SPA: DEPFA Bank PLC 4.100% 09/01/37 (a)	18,000,000	18,000,000
Series 2006, AMT, Guarantor: FNMA, SPA: Merrill Lynch Capital Services 4.090% 12/01/38 (a)	13,650,000	13,650,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 12/01/36 (a)	11,250,000	11,250,000
St. Augustine Estate Apartments, Series 2005, AMT, LOC: JPMorgan Chase Bank 4.010% 09/15/38 (a)	7,650,000	7,650,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007, AMT, LIQ FAC: Deutsche Bank AG 4.120% 08/01/23 (a)	6,885,000	6,885,000
TX East Housing Finance Corp.
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 11/01/36 (a)	12,325,000	12,325,000

	Par ($)	Value ($)
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp.: Series 1994, AMT, LOC: Royal Bank of Scotland 4.000% 04/01/26 (a)	18,700,000	18,700,000
Series 1999, AMT, LOC: BNP Paribas 4.000% 04/01/29 (a)	25,000,000	25,000,000
Series 2004, AMT, LOC: Caylon Bank 4.000% 10/01/32 (a)	21,130,000	21,130,000
TX Gulf Coast Waste Disposal Authority
Amoco Oil Co.: Series 1994, AMT, 4.000% 08/01/23 (b)	10,000,000	10,000,000
Series 1996, AMT, 4.000% 05/01/24 (b)	23,900,000	23,900,000
Environmental Facilities Revenue: BP PLC, Series 2003, AMT: 4.000% 07/01/34 (b)	25,000,000	25,000,000
4.000% 05/01/38 (b)	14,200,000	14,200,000
BP Products North America, Inc., Series 2004, AMT, 4.000% 12/01/31 (b)	24,980,000	24,980,000
Pollution Control Revenue, Amoco Oil Co., Series 1994, AMT, 4.000% 06/01/24 (b)	37,430,000	37,430,000
TX Harris County
3.700% 09/04/07	20,000,000	20,000,000
TX Harris County Health Facility Development Corp.
Blood Center Gulf Coast Regional, Series 1992, LOC: JP Morgan Chase Bank 4.220% 04/01/17 (a)	2,150,000	2,150,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates, Series 1998, AMT, Guarantor: FNMA, LIQ FAC: FNMA 4.090% 06/01/30 (a)	10,920,000	10,920,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products: 4.100% 05/01/36 (a)	5,840,000	5,840,000
4.100% 08/01/36 (a)	7,145,000	7,145,000
4.100% 02/01/37 (a)	12,465,000	12,465,000
TX Harris County Industrial Development Corp.
Deer Park Refining LP, Series 2007 A, AMT, 4.050% 06/01/17 (b)	25,000,000	25,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Industrial Development Revenue, Series 2000, AMT, LOC: Bank One Oklahoma N.A. 4.120% 04/01/08 (a)	3,000,000	3,000,000
TX Houston Housing Financial Corp.
Series 2004, AMT, Guarantor: FNMA 4.000% 04/15/37 (b)	3,500,000	3,500,000
TX Mansfield Industrial Development Corporation Revenue
Texas, Inc. Project, Series 1986, AMT, LOC: Bank One Texas N.A. 3.970% 11/01/26 (a)	5,100,000	5,100,000
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP, Series 2005, AMT, LOC: Citibank N.A. 4.010% 02/01/38 (a)	7,500,000	7,500,000
TX Municipal Gas Acquisition & Supply Corp. II
Series 2007: LIQ FAC: JPMorgan Chase Bank 4.080% 09/15/17 (a)	74,985,000	74,985,000
LIQ FAC: Landesbank Hessen-Thurigen 4.100% 09/15/27 (a)	42,000,000	42,000,000
TX North Texas Higher Education Authority
Series 2003 A-1, AMT, LOC: DEPFA Bank PLC 4.100% 10/01/37 (a)	10,000,000	10,000,000
Series 2003 A-2, AMT, LOC: DEPFA Bank PLC 4.100% 04/01/10 (a)	10,000,000	10,000,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT, LIQ FAC: Citigroup Financial Products: 4.100% 05/01/35 (a)	6,200,000	6,200,000
4.100% 05/01/36 (a)	5,445,000	5,445,000
TX Panhandle-Plains Higher Education Authority, Inc.
Series 1992 A, AMT, Insured: MBIA 3.990% 06/01/21 (b)	26,500,000	26,500,000
TX Port Corpus Christi Industrial Development Corp.
Citgo Petroleum Corp.: Series 1998, AMT, LOC: JPMorgan Chase Bank 4.000% 08/01/28 (a)	11,500,000	11,500,000
Series 2006 C, AMT, LOC: JPMorgan Chase Bank 4.000% 10/01/36 (a)	50,000,000	50,000,000

	Par ($)	Value ($)
Series 2007, AMT, LOC: BNP Paribas 4.000% 05/01/37 (a)	25,000,000	25,000,000
TX San Antonio Housing Finance Corp.
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 4.100% 08/01/39 (a)	9,675,000	9,675,000
TX San Antonio Water Revenue
Series 2003 A, Insured: MBIA 3.940% 05/15/33 (b)	22,170,000	22,170,000
TX State
Series 1996 A, AMT, LIQ FAC: Dexia Credit Local 3.950% 12/01/36 (a)	26,355,000	26,355,000
Series 2002, AMT, SPA: DEPFA Bank PLC 3.920% 12/01/32 (a)	8,885,000	8,885,000
Series 2004 A, AMT, SPA: State Street Bank & Trust Co. 4.130% 12/01/34 (a)	44,820,000	44,820,000
Series 2007, 4.500% 08/28/08	180,000,000	181,344,600
Veterans Housing Assist Project, Series 2003, AMT, SPA: Landesbank Hessen-Thurigen 3.970% 06/01/34 (a)	24,000,000	24,000,000
TX Tarrant County Housing Finance Corp.
Series 2005, AMT, LOC: Merrill Lynch Capital Serices 4.150% 01/01/36 (a)	12,120,000	12,120,000
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue, Rosemont at Old Manor Apartments, Series 2004, AMT, Guarantor: FNMA 4.000% 08/15/37 (b)	6,700,000	6,700,000
TX Waco Health Facilities Development Corp.
Series 2007, Insured: MBIA, LIQ FAC: Svenska Handelsbanken 4.030% 08/01/31 (a)	9,995,000	9,995,000
TX West Side Calhoun County Naval District
BP Amoco PLC, Series 2000, AMT, 4.000% 10/01/30 (b)	19,000,000	19,000,000
Texas Total		1,225,844,600

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Utah – 0.7%
UT Board Regents Student Loan Revenue
Series 1997 R, AMT, Insured: AMBAC, LOC: DEPFA Bank PLC 4.100% 11/01/31 (a)	6,355,000	6,355,000
UT Housing Corp.
Multi-Family Revenue, BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 4.000% 07/01/35 (a)	9,000,000	9,000,000
Single Family Mortgage Revenue, Series 2005 B, AMT, LIQ FAC: Bayerische Landesbank 4.200% 07/01/36 (a)	14,400,000	14,400,000
UT Salt Lake City Industrial Development Revenue
Spring Air Project, Series 2003, AMT, 4.080% 07/01/23 (b)	2,500,000	2,500,000
UT Tooele City Industrial Development Revenue
Conestoga Wood Specialists, Series 2007, AMT, LOC: Wachovia Bank N.A. 4.070% 04/01/27 (a)	10,000,000	10,000,000
Encon Utah Project, Series 2002 A, AMT, LOC: U.S. Bank N.A. 4.140% 10/01/22 (a)	3,100,000	3,100,000
UT Water Finance Agency Revenue
Series 2005 A-14, Insured: AMBAC, SPA: JPMorgan Chase Bank 4.040% 10/01/35 (a)	8,100,000	8,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp., Series 1994 A, AMT, LOC: PNC Bank 4.110% 04/01/14 (a)	5,000,000	5,000,000
Utah Total		58,455,000
Vermont – 0.3%
VT Economic Development Authority
Alpine Pipeline Co., Series 1999 A, AMT, LOC: KeyBank N.A. 4.130% 12/01/20 (a)	1,135,000	1,135,000

	Par ($)	Value ($)
VT Housing Finance Agency
Series 2005 23, AMT, Insured: FSA, SPA: DEPFA Bank PLC 4.100% 11/01/34 (a)	14,300,000	14,300,000
Series 2006, AMT, Insured: FSA, LIQ FAC: JPMorgan Chase Bank 4.050% 11/01/09 (a)	4,525,000	4,525,000
VT Industrial Development Authority
Ryegate Wood Energy Company, Series 1990, AMT, LOC: ABN AMRO Bank N.V. 4.020% 12/01/15 (a)	10,600,000	10,600,000
Vermont Total		30,560,000
Virginia – 0.6%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp., Series 2005, AMT, LOC: Wachovia Bank N.A. 4.050% 12/01/14 (a)	11,700,000	11,700,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
Forest Village Apartments Project, Series 2001 A-1, AMT, LOC: SunTrust Bank 4.070% 01/01/33 (a)	4,500,000	4,500,000
VA Lehman Municipal Trust Receipts
Series 2007, AMT, LIQ FAC: Lehman Liquidity Co. 4.250% 10/01/35 (a)	21,500,000	21,500,000
VA Port Authority Facility Revenue
Series 2006 A, AMT, Insured: FGIC, LIQ FAC: Citibank N.A. 4.070% 07/01/36 (a)	5,940,000	5,940,000
VA Prince William County Industrial Development Revenue
Dale Scott Corp. Project, Series 2001, AMT, LOC: First Union National Bank 4.050% 12/01/21 (a)	7,950,000	7,950,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue, Second Development LLC Project, Series 2003, AMT, LOC: Wells Fargo Bank N.A. 4.080% 08/01/19 (a)	3,250,000	3,250,000
Virginia Total		54,840,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Washington – 2.0%
WA Economic Development Finance Authority
Four Corners Capital LLC, Series 2005 G, AMT, LOC: General Electric Capital Corp. 4.020% 01/01/26 (a)(c)	7,155,000	7,155,000
RMI Investors LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 4.050% 08/01/26 (a)	3,435,000	3,435,000
WA Housing Finance Commission
Multi-Family Housing Revenue: Columbia Heights Project, Series 2004 A, AMT, LOC: Wells Fargo Bank N.A. 3.950% 10/01/39 (a)	5,000,000	5,000,000
Inglebrook Court Project, Series 1995, AMT, 4.000% 07/01/25 (b)	8,300,000	8,300,000
Mallard Lakes Apartment Projects, Series 2002 A, AMT, 4.000% 05/15/35 (b)	13,600,000	13,600,000
MWSH Arlington LLC, Series 2003, AMT, LOC: Washington Trust Bank 4.050% 11/01/36 (a)	1,300,000	1,300,000
Pacific Inn Apartments Project, Series 1996 A, AMT, LOC: US Bank N.A. 4.140% 05/01/28 (a)	1,350,000	1,350,000
Series 2005 A, AMT, Guarantor: FNMA 4.000% 09/15/39 (b)	15,570,000	15,570,000
Sherwood Springs Apartments Project, Series 1997 A, AMT, LOC: US Bank N.A. 4.140% 09/01/27 (a)	2,000,000	2,000,000
Sisters of Providence Project, Series 1995, AMT, LOC US Bank N.A. 4.140% 12/01/15 (a)	1,715,000	1,715,000
Multi-Family Revenue: Lake City Senior Housing Associates, Series 2006, AMT, Insured: FHLMC 4.060% 07/01/39 (b)	4,000,000	4,000,000
The Seasons I LLC, Series 2006, AMT, Guarantor: FNMA 4.090% 12/15/40 (b)	14,700,000	14,700,000

	Par ($)	Value ($)
Twin Ponds Apartments LP, Series 1998 A, AMT, LOC: U.S. Bank N.A. 4.010% 02/01/28 (a)	3,515,000	3,515,000
WA King County Housing Authority
Auburn North Associates, Series 1997, AMT, Guarantor: FNMA 4.000% 12/01/27 (b)	3,370,000	3,370,000
WA Pierce County Economic Development
McFarland Cascade Project, Series 1996, AMT, LOC: US Bank N.A. 4.140% 12/01/17 (a)	2,000,000	2,000,000
WA Port Bellingham Industrial Development Corp.
BP West Coast Products LLC: Series 2002, AMT, 4.000% 12/01/33 (b)	20,000,000	20,000,000
Series 2003, AMT, 4.000% 03/01/38 (b)	22,025,000	22,025,000
Series 2006, AMT, 4.000% 07/01/40 (b)	6,360,000	6,360,000
WA Seattle Housing Authority Revenue
Rainier Vista Project, Phase I, Series 2003, AMT, LOC: KeyBank N.A. 4.080% 12/01/36 (a)	22,100,000	22,100,000
Series 2007, AMT, LOC: KeyBank N.A. 4.060% 03/01/39 (a)	11,500,000	11,500,000
WA Yakima County Public Corp.
Oord Dairy, Series 2004, AMT, LOC: KeyBank N.A. 4.130% 04/01/18 (a)	4,415,000	4,415,000
Washington Total		173,410,000
West Virginia – 0.8%
WV Beckley Revenue Refunding
Beckley Water Co., Series 2003, AMT, LOC: Bank One West Virginia 4.010% 10/01/16 (a)	6,795,000	6,795,000
WV Marion County Commission Solid Waste Disposal Revenue
American Bituminous Power, Series 1990, AMT, LOC: Deutsche Bank A.G. 4.000% 10/01/17 (a)	14,600,000	14,600,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Grantown Project, Series 1990 C, AMT, LOC: National Westminster 4.120% 10/01/17 (a)	1,100,000	1,100,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc., Series 1999, AMT, LOC: PNC Bank N.A. 4.070% 12/01/19 (a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
FMC Corp., Series 1991, AMT, LOC: Wachovia Bank N.A. 4.120% 05/01/21 (a)	1,530,000	1,530,000
Toyota Motor Credit Corp., Series 1998 A, AMT, 3.950% 06/01/28 (b)	40,000,000	40,000,000
West Virginia Total		71,080,000
Wisconsin – 0.6%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC, Series 1998, AMT, LOC: Fifth Third Bank N.A. 4.080% 12/01/18 (a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT, LOC: Fifth Third Bank 4.080% 04/01/33 (a)	1,200,000	1,200,000
WI Housing & Economic Development Authority
Series 2003 A, AMT, SPA: FHLB 4.020% 03/01/29 (a)	10,400,000	10,400,000
Series 2003 C, AMT, SPA: WestLB AG 4.030% 09/01/33 (a)	13,020,000	13,020,000
Single Family Revenue, Series 2006, AMT, LIQ FAC: Merrill Lynch Capital Services 4.070% 04/01/46 (a)	8,325,000	8,325,000
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc., Series 1994, AMT, LOC: JPMorgan Chase Bank 4.420% 12/01/09 (a)	525,000	525,000

	Par ($)	Value ($)
WI Menomonee Falls Industrial Development Revenue
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 4.270% 09/01/14 (a)	2,450,000	2,450,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC, Series 2004, AMT, LOC: LaSalle Bank N.A. 4.020% 12/01/44 (a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin, Series 2000, AMT, LOC: Bank One Wisconsin 4.240% 11/01/12 (a)	1,000,000	1,000,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc., Series 2000, AMT, LOC: Bank One Wisconsin 4.010% 08/01/20 (a)	700,000	700,000
WI Pewaukee Industrial Development
Gunner Press & Finishing, Series 2000, AMT, LOC: Bank One Wisconsin 4.270% 09/01/20 (a)	1,855,000	1,855,000
Mixer Systems, Inc., Series 2000, AMT, LOC: JPMorgan Chase & Co. 4.270% 09/01/20 (a)	1,775,000	1,775,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc., Series 2004, AMT, LOC: U.S. Bank N.A. 4.070% 09/01/29 (a)	1,625,000	1,625,000
WI Sheboygan Industrial Development Revenue
SBCO Foods of Wisconsin, Series 2002, AMT, LOC: National Bank & Trust 4.270% 08/01/12 (a)	2,070,000	2,070,000
WI Whitewater Industrial Development Revenue
Husco International, Inc., Series 1997, AMT, LOC: LaSalle Bank 4.040% 12/01/12 (a)	3,500,000	3,500,000
Wisconsin Total		51,445,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

	Par ($)	Value ($)
Wyoming – 1.7%
WY Campbell County Industrial Development Revenue
Series 2005 B, AMT 3.800% 12/01/35 (b)	41,180,000	41,180,000
Series 2006, AMT, 3.800% 12/01/36 (b)	30,000,000	30,000,000
Two Elk Power Generation Partners, Series 2003, AMT, 3.800% 12/01/30 (b)	40,000,000	40,000,000
WY Community Development Authority
Series 2007, AMT LIQ FAC: Lloyds TSB Bank PLC, GIC: Citigroup Financial Products 4.100% 02/01/10 (a)	14,995,000	14,995,000
WY Lincoln County Pollution Control Revenue
Exxon Capital Ventures, Series 1987 C, AMT, 3.950% 07/01/17 (b)	1,000,000	1,000,000
WY Sweetwater County Environmental Improvement Revenue
Pacificorp, Series 1995, AMT, LOC: Barclays Bank PLC 4.050% 11/01/25 (a)	7,700,000	7,700,000
Series 2007, AMT, LOC: Rabobank Nederland 4.070% 07/01/26 (a)	10,000,000	10,000,000
Wyoming Total		144,875,000
Total Municipal Bonds (cost of $8,241,559,528)		8,241,559,528

Asset-Backed Securities – 1.1%

TEBS Tax Exempt Multi-Family Housing Certificates
AMT, 4.150% 07/10/19 (b)	99,765,000	99,765,000
Total Asset-Backed Securities (cost of $99,765,000)		99,765,000
	Shares

Municipal Preferred Stocks – 1.3%

Munimae TE Bond Subsidiary LLC
4.150% 11/15/25 (b)	30,885,000	30,885,000
4.150% 11/15/27 (b)	86,465,000	86,465,000
Total Municipal Preferred Stocks (cost of $117,350,000)		117,350,000

Short-Term Obligations – 3.2%

	Par ($)	Value ($)
Variable Rate Demand Notes – 3.2%
Puttable Floating Option Tax-Exempt Receipts
Series 2005 A, AMT, SPA: Merrill Lynch Capital Services 4.150% 05/01/32 (a)	50,220,000	50,220,000
Series 2005, LIQ FAC: Merrill Lynch Capital Services 4.100% 09/01/31 (a)	6,040,000	6,040,000
Series 2006 A, SPA: Merrill Lynch Capital Services 4.120% 10/01/37 (a)	14,570,000	14,570,000
Series 2007, 3.720% 08/15/22 (b)	8,855,000	8,855,000
Series 2007, AMT: Guarantor: GNMA, SPA: Merrill Lynch Capital Services 4.100% 06/01/45 (a)	6,850,000	6,850,000
Insured: AMBAC, LIQ FAC: Dexia Credit Local 4.090% 10/01/16 (a)	7,710,000	7,710,000
Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 4.000% 01/01/10 (a)	3,375,000	3,375,000
LIQ FAC: BNP Paribas 4.060% 11/01/26 (a)	11,095,000	11,095,000
LIQ FAC: Landesbank Hessen-Thurigen 4.100% 04/01/46 (a)	9,445,000	9,445,000
LIQ FAC: Merrill Lynch Capital Services: 4.110% 11/01/18 (a)	15,110,000	15,110,000
4.150% 08/15/18 (a)	20,075,000	20,075,000
LIQ FAC: Wells Fargo Bank N.A. 4.100% 08/01/38 (a)	11,160,000	11,160,000
SPA: Merrill Lynch Capital Services: 4.050% 01/01/36 (a)	22,390,000	22,390,000
4.100% 06/01/32 (a)	8,755,000	8,755,000
Series 2007: Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 4.030% 08/01/29 (a)	13,605,000	13,605,000
LIQ FAC: Merrill Lynch Capital Services 4.450% 09/15/37 (a)	68,680,000	68,680,000
Variable Rate Demand Notes Total		277,935,000
Total Short-Term Obligations (cost of $277,935,000)		277,935,000
Total Investments – 99.4% (cost of $8,736,609,528) (d)		8,736,609,528
Other Assets & Liabilities, Net – 0.6%		51,819,555
Net Assets – 100.0%		8,788,429,083

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves, August 31, 2007

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(c)  This security, under Rule 144A under the Securities Act of 1933, is restricted to resale normally to qualified institutional buyers. At August 31, 2007, this security, which is not illiquid, amounted to $7,155,000, which represents 0.1% of net assets.

(d)  Cost for federal income tax purposes is $8,736,632,915.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Municipal Reserves
August 31, 2007

		($)
Assets	Investments, at amortized cost approximating value	8,736,609,528
	Cash	100,089,627
	Receivable for:
	Investments sold	190,389,991
	Fund shares sold	65,662
	Interest	52,181,269
	Expense reimbursement due from Investment Advisor/Administrator	28,330
	Deferred Trustees' compensation plan	13,613
	Other assets	51,122
	Total Assets	9,079,429,142
Liabilities	Payable for:
	Investments purchased	282,700,807
	Fund shares repurchased	38,050
	Distributions	5,556,149
	Investment advisory fee	1,035,386
	Administration fee	263,079
	Transfer agent fee	8,849
	Pricing and bookkeeping fees	19,650
	Trustees' fees	76,511
	Custody fee	27,627
	Distribution and service fees	1,111,872
	Chief compliance officer expenses	577
	Deferred Trustees' compensation plan	13,613
	Other liabilities	147,889
	Total Liabilities	291,000,059
	Net Assets	8,788,429,083
Net Assets Consist of	Paid-in capital	8,788,181,846
	Undistributed net investment income	270,624
	Accumulated net realized loss	(23,387)
	Net Assets	8,788,429,083

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Municipal Reserves
August 31, 2007 (continued)

Capital Class Shares	Net assets	$4,451,392,224
	Shares outstanding	4,451,261,001
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$419,274,590
	Shares outstanding	419,204,230
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$308,502,363
	Shares outstanding	308,463,681
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$912,798,210
	Shares outstanding	912,826,068
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$46,035,188
	Shares outstanding	46,070,810
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,562,589,474
	Shares outstanding	1,562,488,760
	Net asset value per share	$1.00
Class Z Shares	Net assets	$39,772,380
	Shares outstanding	39,877,101
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,048,064,654
	Shares outstanding	1,048,035,908
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Municipal Reserves
For the Year Ended August 31, 2007

		($)
Investment Income	Interest	302,588,121
Expenses	Investment advisory fee	12,229,146
	Administration fee	7,996,157
	Distribution fee:
	Investor Class Shares	61,262
	Market Class Shares (a)	36
	Daily Class Shares	5,273,867
	Class B Shares (a)	482
	Shareholder servicing and administration fees:
	Trust Class Shares	482,801
	Liquidity Class Shares	833,793
	Adviser Class Shares	2,014,021
	Investor Class Shares	153,155
	Market Class Shares	44
	Daily Class Shares	3,767,048
	Class B Shares	225
	Institutional Class Shares	318,006
	Transfer agent fee	86,999
	Pricing and bookkeeping fees	183,760
	Trustees' fees	23,214
	Custody fee	152,474
	Chief compliance officer expenses	7,306
	Other expenses	655,371
	Total Expenses	34,239,167
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(4,996,638)
	Fees waived by Shareholder Services Provider - Liquidity Class Shares	(333,517)
	Expense reductions	(30,669)
	Net Expenses	28,878,343
	Net Investment Income	273,709,778
	Net realized gain on investments	164,870
	Net Increase Resulting from Operations	273,874,648

(a)  Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Municipal Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2007 (a) ($)	Period April 1, through August 31, 2006 (b) ($)	Year Ended March 31, 2006 (c)(d)(e) ($)
Operations	Net investment income	273,709,778	109,313,591	156,794,388
	Net realized gain (loss) on investments	164,870	96,268	(2,404)
	Net Increase Resulting from Operations	273,874,648	109,409,859	156,791,984
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(144,935,195)	(60,558,882)	(87,281,872)
	Trust Class Shares	(16,405,196)	(7,465,692)	(11,545,451)
	Liquidity Class Shares	(11,184,733)	(4,490,401)	(7,806,797)
	Adviser Class Shares	(26,252,198)	(7,378,999)	(11,502,677)
	Investor Class Shares	(1,931,054)	(890,695)	(1,591,248)
	Market Class Shares (f)	(541)	(150)	(106)
	Daily Class Shares	(43,827,977)	(16,558,745)	(19,467,323)
	Class B Shares (f)	(1,541)	(876)	(1,299)
	Class Z Shares	(1,604,287)	(762,493)	(574,243)
	Institutional Class Shares	(27,567,058)	(11,206,676)	(17,149,988)
	Total Distributions to Shareholders	(273,709,780)	(109,313,609)	(156,921,004)
	Net Capital Share Transactions	(352,620,737)	2,171,380,587	856,166,241
	Total Increase (Decrease) in Net Assets	(352,455,869)	2,171,476,837	856,037,221
Net Assets	Beginning of period	9,140,884,952	6,969,408,115	6,113,370,894
	End of period	8,788,429,083	9,140,884,952	6,969,408,115
	Undistributed net investment income at end of period	270,624	79,552	79,570

(a)  On May 30, 2007, Market Class and Class B shares were fully redeemed.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor B shares were renamed Class B shares.

(d)  Class Z shares commenced operations on November 18, 2005.

(e)  Market Class shares re-commenced operations on October 25, 2005.

(f)  Reflects activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Municipal Reserves

	Year Ended August 31, 2007 (a)		Period April 1, through August 31, 2006 (b)		Year Ended March 31, 2006 (c)(d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	34,966,109,697	34,966,109,697	14,496,330,817	14,496,330,817	22,451,133,966	22,451,134,141
Distributions reinvested	103,750,423	103,750,423	47,323,030	47,323,030	62,395,107	62,395,107
Redemptions	(35,863,616,148)	(35,863,616,148)	(12,836,450,544)	(12,836,450,544)	(22,313,789,769)	(22,313,789,769)
Net Increase (Decrease)	(793,756,028)	(793,756,028)	1,707,203,303	1,707,203,303	199,739,304	199,739,479
Trust Class Shares
Subscriptions	981,276,394	981,276,394	355,627,826	355,627,826	1,383,567,940	1,383,567,940
Distributions reinvested	123,798	123,798	95,198	95,198	273,403	273,403
Redemptions	(1,113,948,652)	(1,113,948,652)	(324,342,175)	(324,342,175)	(1,270,569,246)	(1,270,569,246)
Net Increase (Decrease)	(132,548,460)	(132,548,460)	31,380,849	31,380,849	113,272,097	113,272,097
Liquidity Class Shares
Subscriptions	1,627,934,259	1,627,934,259	716,858,274	716,858,274	2,232,378,675	2,232,378,675
Distributions reinvested	4,754,508	4,754,508	2,081,604	2,081,604	3,829,663	3,829,663
Redemptions	(1,663,616,215)	(1,663,616,215)	(695,179,314)	(695,179,314)	(2,266,382,676)	(2,266,382,676)
Net Increase (Decrease)	(30,927,448)	(30,927,448)	23,760,564	23,760,564	(30,174,338)	(30,174,338)
Adviser Class Shares
Subscriptions	4,468,356,969	4,468,356,969	1,052,452,404	1,052,452,404	2,344,084,974	2,344,084,974
Distributions reinvested	10,284,729	10,284,729	3,511,760	3,511,760	5,203,904	5,203,904
Redemptions	(4,227,535,793)	(4,227,535,793)	(922,255,522)	(922,255,522)	(2,295,964,399)	(2,295,964,399)
Net Increase	251,105,905	251,105,905	133,708,642	133,708,642	53,324,479	53,324,479
Investor Class Shares
Subscriptions	70,174,447	70,174,447	67,705,041	67,705,041	173,079,265	173,079,265
Distributions reinvested	1,922,529	1,922,529	889,107	889,107	1,575,322	1,575,322
Redemptions	(100,281,771)	(100,281,771)	(60,512,521)	(60,512,521)	(192,863,028)	(192,863,028)
Net Increase (Decrease)	(28,184,795)	(28,184,795)	8,081,627	8,081,627	(18,208,441)	(18,208,441)
Market Class Shares
Subscriptions	1,056	1,056	12,506	12,506	10,426	10,426
Distributions reinvested	480	480	150	150	106	106
Redemptions	(24,724)	(24,724)	—	—	—	—
Net Increase (Decrease)	(23,188)	(23,188)	12,656	12,656	10,532	10,532
Daily Class Shares
Subscriptions	1,973,044,359	1,973,044,359	1,037,081,534	1,037,081,534	2,631,383,997	2,631,383,997
Distributions reinvested	43,827,970	43,827,970	16,558,744	16,558,744	19,469,702	19,469,702
Redemptions	(1,887,408,653)	(1,887,408,653)	(989,165,413)	(989,165,413)	(1,873,437,132)	(1,873,437,132)
Net Increase	129,463,676	129,463,676	64,474,865	64,474,865	777,416,567	777,416,567
Class B Shares
Subscriptions	71,390	71,215	45,221	45,393	375	375
Proceeds received in connection with merger	—	—	—	—	188,340	187,998
Distributions reinvested	1,347	1,347	713	713	979	979
Redemptions	(138,152)	(138,152)	(113,183)	(113,183)	(103,554)	(103,554)
Net Increase (Decrease)	(65,415)	(65,590)	(67,249)	(67,077)	86,140	85,798

See Accompanying Notes to Financial Statements.

Statement of Change in Net Assets (continued) – Columbia Municipal Reserves

	Year Ended		Period April 1 through		Year Ended
	August 31, 2007 (a)		August 31, 2006 (b)		March 31, 2006 (c)(d)(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class Z Shares
Subscriptions	21,447,063	21,447,063	10,121,134	10,121,134	9,633,891	9,633,891
Proceeds received in connection with merger	—	—	—	—	55,932,806	55,825,972
Distributions reinvested	1,489,229	1,489,229	699,452	699,452	530,457	530,457
Redemptions	(34,770,489)	(34,770,489)	(13,374,122)	(13,374,122)	(11,832,320)	(11,832,320)
Net Increase (Decrease)	(11,834,197)	(11,834,197)	(2,553,536)	(2,553,536)	54,264,834	54,158,000
Institutional Class Shares
Subscriptions	6,402,851,166	6,402,851,166	2,709,727,125	2,709,727,125	2,870,121,907	2,870,121,907
Distributions reinvested	27,375,685	27,375,685	11,042,688	11,042,688	16,602,732	16,602,732
Redemptions	(6,166,077,463)	(6,166,077,463)	(2,515,391,119)	(2,515,391,119)	(3,180,182,571)	(3,180,182,571)
Net Increase (Decrease)	264,149,388	264,149,388	205,378,694	205,378,694	(293,457,932)	(293,457,932)

(a)  On May 30, 2007, Market Class and Class B shares were fully redeemed.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Class Z shares commenced operations on November 18, 2005.

(e)  Market Class shares re-commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0351		0.0143		0.0256		0.0128	0.0089	0.0127
Less Distributions to Shareholders:
From net investment income	(0.0351)		(0.0143)		(0.0256)		(0.0128)	(0.0089)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.56%		1.44	%(d)	2.59%		1.28%	0.90%	1.28%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.52	%(e)	3.43	%(e)(f)	2.60	%(e)	1.33%	0.88%	1.23%
Net assets, end of period (000's)	$4,451,392		$5,245,065		$3,537,820		$3,338,133	$1,988,042	$1,379,684

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0341		0.0139		0.0246		0.0118	0.0079	0.0117
Less Distributions to Shareholders:
From net investment income	(0.0341)		(0.0139)		(0.0246)		(0.0118)	(0.0079)	(0.0117)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.46%		1.40	%(d)	2.49%		1.18%	0.80%	1.18%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.40	%(e)	3.31	%(e)(f)	2.49	%(e)	1.16%	0.78%	1.13%
Net assets, end of period (000's)	$419,275		$551,810		$520,422		$407,159	$477,139	$505,903

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0336		0.0137		0.0241		0.0113	0.0074	0.0113
Less Distributions to Shareholders:
From net investment income	(0.0336)		(0.0137)		(0.0241)		(0.0113)	(0.0074)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.41%		1.38	%(d)	2.43%		1.13%	0.74%	1.13%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16%		0.16	%(f)	0.16%		0.18%	0.61%	0.78%
Net investment income	3.35	%(e)	3.27	%(e)(f)	2.39	%(e)	1.17%	0.73%	1.08%
Net assets, end of period (000's)	$308,502		$339,422		$315,658		$345,842	$149,812	$120,637

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0326		0.0133		0.0231		0.0103	0.0064	0.0103
Less Distributions to Shareholders:
From net investment income	(0.0326)		(0.0133)		(0.0231)		(0.0103)	(0.0064)	(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.31%		1.33	%(d)	2.33%		1.03%	0.64%	1.03%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.26	%(e)	3.16	%(e)(f)	2.33	%(e)	1.01%	0.63%	0.98%
Net assets, end of period (000's)	$912,798		$661,680		$527,961		$474,653	$506,550	$284,866

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0316		0.0129		0.0221		0.0093	0.0054	0.0093
Less Distributions to Shareholders:
From net investment income	(0.0316)		(0.0129)		(0.0221)		(0.0093)	(0.0054)	(0.0093)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.20%		1.29	%(d)	2.23%		0.93%	0.54%	0.93%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.15	%(e)	3.07	%(e)(f)	2.19	%(e)	0.88%	0.53%	0.88%
Net assets, end of period (000's)	$46,035		$74,219		$66,136		$84,348	$147,189	$89,289

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0291		0.0118		0.0196		0.0068	0.0031	0.0067
Less Distributions to Shareholders:
From net investment income	(0.0291)		(0.0118)		(0.0196)		(0.0068)	(0.0031)	(0.0067)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.95%		1.19	%(d)	1.97%		0.68%	0.31%	0.68%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%	0.80%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.09%	0.08%
Net investment income	2.91	%(e)	2.81	%(e)(f)	2.02	%(e)	0.67%	0.30%	0.63%
Net assets, end of period (000's)	$1,562,589		$1,433,097		$1,368,604		$591,206	$605,118	$526,658

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Class Z Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	3.56%	1.44	%(e)	1.09	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	3.51%	3.42	%(g)	2.96	%(g)
Net assets, end of period (000's)	$39,772	$51,606		$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0347		0.0142		0.0252		0.0124	0.0085	0.0123
Less Distributions to Shareholders:
From net investment income	(0.0347)		(0.0142)		(0.0252)		(0.0124)	(0.0085)	(0.0123)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.52%		1.42	%(d)	2.55%		1.24%	0.86%	1.24%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.47	%(e)	3.38	%(e)(f)	2.49	%(e)	1.33%	0.84%	1.19%
Net assets, end of period (000's)	$1,048,065		$783,898		$578,505		$871,984	$479,770	$204,206

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Municipal Reserves, August 31, 2007

Note 1. Organization

Columbia Municipal Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. On May 30, 2007, Market Class and Class B shares of the Fund were fully redeemed. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

Columbia Municipal Reserves, August 31, 2007

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for distribution reclass were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$191,074	$(191,075)	$1

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Tax-Exempt Income	$272,188,098	$108,383,474
Ordinary Income*	1,337,839	930,135
Long-Term Capital Gains	183,843	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Net Unrealized Long-term Capital Gains	Appreciation (Depreciation)*
$5,826,773	$—	$—	$(23,387)

*  The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales

Columbia Municipal Reserves, August 31, 2007

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$—
Unrealized depreciation	(23,387)
Net unrealized depreciation	$(23,387)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA") receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also

Columbia Municipal Reserves, August 31, 2007

reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements was $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $3,300.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for

Columbia Municipal Reserves, August 31, 2007

certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Administration Plans:
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	8/31/07
$4,996,638	$1,990,296	$4,105,444	$11,092,378	$—

Columbia Municipal Reserves, August 31, 2007

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $27,369.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had three shareholders that held 56.8% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of August 31, 2007, the Fund also had three shareholders that held 38.0% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a

Columbia Municipal Reserves, August 31, 2007

projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of

Columbia Municipal Reserves, August 31, 2007

Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 7. Business Combinations & Mergers

On November 18, 2005, Columbia Municipal Money Market Fund merged into Columbia Municipal Reserves. Columbia Municipal Reserves received a tax-free transfer of assets from Columbia Municipal Money Market Fund as follows:

	Shares Issued	Net Assets Received
Columbia Municipal
Money Market Fund	56,121,146	$56,013,970

Net Assets of Columbia Municipal Reserves Prior to Combination	Net Assets of Galaxy U.S. Treasury Money Market Fund Immediately Prior to Combination	Net Assets of Columbia Municipal Reserves Immediately After Combination
$6,974,613,168	$56,013,970	$7,030,661,222

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Municipal Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

Unaudited Information – Columbia Municipal Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the fiscal year ended August 31, 2007, the Fund designates long-term capital gains of $149,702.

For the fiscal year ended August 31, 2007, the following percentage of distributions made from net investment income for the Fund are exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

Federal exempt percentage
Columbia Municipal Reserves	99.4%

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd.
(insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

Important Information About This Report – Columbia Municipal Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Municipal Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Municipal Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135205-0807 (10/07) 07/45339

Columbia Management®

Columbia Money Market Reserves

Annual Report – August 31, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Economic Update	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	23

Report of Independent Registered Public Accounting Firm	31

Unaudited Information	32

Fund Governance	33

Important Information About This Report	37

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus fo a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you'll find useful.

Understanding Your Expenses

The "Understanding Your Expenses" section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the "Financial Statements." The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund's portfolio.

One of the largest sections of the financial statements is the "Investment Portfolio," which details all of the fund's holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The "Statement of Assets and Liabilities" details the fund's assets, liabilities, net assets and share price for each share class.

The "Statement of Operations" details income earned and expenses incurred by the fund during the reporting period, and shows the net gain or loss from portfolio holdings during the period.

The "Statement of Changes in Net Assets" describes how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

"Financial Highlights" illustrates how the fund's net asset value (NAV) per share was affected by the fund's operating results and discloses performance for each share class.

The "Notes to Financial Statements" section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. "Important Information About This Report" includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia Money Market Reserves

Economic and Market Review from Columbia Management's Cash Investment Group

Short-term interest rates have fallen dramatically over the last several months as a result of ongoing disruptions in the financial markets and a shift to investments in government securities. In an effort to limit the adverse effect of these financial market disruptions on the broader economy, the Federal Open Market Committee (FOMC) reduced the discount rate by 50 basis points in mid-August 2007 and cut the discount rate and federal funds target rate by 50 basis points in mid- September 2007. Recent data has shown an improvement in the trade balance and firmer than forecasted retail sales which has dampened the speculation of future rate cuts by the FOMC as of the date of this review. The FOMC is likely to pay close attention to the "high frequency" data such as the unemployment rate and non-farm payrolls in the coming months as it evaluates the potential need for any further rate actions.

The asset-backed commercial paper (ABCP) market continues to be under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly-rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of money market funds, including Columbia Money Market Reserves, invest in ABCP, including commercial paper issued by SIVs as well as medium-term notes issued by SIVs. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. While maturities for ABCP issued in August and September generally ranged from overnight to seven days, recently investors have been more willing to purchase ABCP, certificates of deposit issued by high quality banks and commercial paper issued by industrial companies with maturities of three to six months.

October 15, 2007

1

Understanding Your Expenses – Columbia Money Market Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,026.42	1,024.20	1.02	1.02	0.20
Trust Class	1,000.00	1,000.00	1,025.91	1,023.69	1.53	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,025.71	1,023.44	1.79	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,025.21	1,022.94	2.30	2.29	0.45
Investor Class	1,000.00	1,000.00	1,024.60	1,022.43	2.81	2.80	0.55
Institutional Class	1,000.00	1,000.00	1,026.21	1,024.00	1.23	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,026.11	1,023.84	1.38	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,026.42	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Money Market Reserves, August 31, 2007

Commercial Paper – 34.5%

	Par ($)	Value ($)
Amsterdam Funding Corp.
5.250% 10/04/07 (a)(b)	300,000,000	298,556,250
6.000% 11/07/07 (a)(b)	177,180,000	175,201,490
6.050% 10/23/07 (a)(b)	80,000,000	79,300,889
Atlas Capital Funding Corp.
5.335% 12/07/07 (a)(c)(f)	100,000,000	100,000,000
Axon Financial Funding LLC
5.190% 10/11/07 (a)(b)(f)	50,000,000	49,711,667
5.270% 10/25/07 (a)(b)(f)	50,000,000	49,604,750
5.280% 10/25/07 (a)(b)(f)	50,000,000	49,604,000
Barclays U.S. Funding Corp.
5.250% 09/07/07 (b)	300,000,000	299,737,500
Cheyne Finance LLC
5.280% 10/24/07 (a)(b)(f)(g)	100,000,000	99,222,667
Citibank Credit Card Master Trust
5.250% 09/14/07 (a)(b)	192,000,000	191,636,000
5.255% 09/12/07 (a)(b)	83,000,000	82,866,728
5.255% 09/13/07 (a)(b)	124,000,000	123,782,793
Citigroup Funding, Inc.
5.250% 09/13/07 (b)	250,000,000	249,562,500
Clipper Receivables Co. LLC
6.050% 10/22/07 (b)	164,000,000	162,594,383
Curzon Funding LLC
5.190% 11/26/07 (a)(b)	107,750,000	106,414,080
5.195% 11/29/07 (a)(b)	50,000,000	49,357,840
Eureka Securitization, Inc.
5.250% 10/18/07 (a)(b)	75,000,000	74,485,937
5.250% 10/19/07 (a)(b)	75,000,000	74,475,000
FCAR Owner Trust I
5.220% 09/14/07 (b)	150,000,000	149,717,250
5.230% 12/05/07 (b)	50,000,000	49,309,931
5.260% 10/15/07 (b)	65,000,000	64,582,122
5.270% 10/23/07 (b)	200,000,000	198,477,556
5.380% 09/06/07 (b)	200,000,000	199,850,556
6.010% 11/21/07 (b)	142,300,000	140,375,748
FCAR Owner Trust II
5.200% 10/12/07 (b)	100,000,000	99,407,778
5.260% 10/24/07 (b)	44,644,000	44,298,282
5.270% 10/15/07 (b)	30,000,000	29,806,767
Gemini Securitization Corp.
6.000% 11/21/07 (a)(b)	166,000,000	163,759,000
General Electric Co.
5.250% 09/27/07 (b)	150,000,000	149,431,250
5.250% 09/28/07 (b)	806,500,000	803,324,406

	Par ($)	Value ($)
Giro Balanced Funding Corp.
5.265% 10/22/07 (a)(b)	73,013,000	72,468,414
5.275% 09/17/07 (a)(b)	90,426,000	90,214,001
6.190% 09/24/07 (a)(b)	42,383,000	42,215,387
Grampian Funding LLC
5.190% 11/21/07 (a)(b)	112,750,000	111,433,362
Greyhawk Funding LLC
5.260% 09/06/07 (a)(b)	82,000,000	81,940,094
5.260% 10/18/07 (a)(b)	100,000,000	99,313,278
5.280% 09/12/07 (a)(b)	175,000,000	174,717,667
5.280% 09/24/07 (a)(b)	59,450,000	59,249,455
5.280% 09/27/07 (a)(b)	100,000,000	99,618,667
Lexington Parker Capital Corp.
6.150% 09/21/07 (a)(b)	167,850,000	167,276,512
Manhattan Asset Funding Co. LLC
5.280% 09/17/07 (a)(b)	75,000,000	74,824,000
Monument Gardens Funding LLC
5.275% 09/17/07 (a)(b)	76,069,000	75,890,661
6.100% 11/26/07 (a)(b)	100,000,000	98,542,778
6.150% 09/27/07 (a)(b)	100,000,000	99,555,833
Natixis Commercial Paper Corp.
5.270% 09/13/07 (a)(b)	150,000,000	149,736,500
Old Line Funding LLC
6.000% 11/20/07 (a)(b)	100,000,000	98,666,667
Picaros Funding LLC
5.255% 09/13/07 (a)(b)	100,000,000	99,824,833
Sachsen Funding I LLC
5.400% 09/07/07 (a)(b)	280,000,000	279,748,000
Sedna Finance, Inc.
5.275% 09/27/07 (a)(b)(f)	200,000,000	199,238,056
Sheffield Receivables Corp.
6.000% 11/26/07 (a)(b)	114,500,000	112,858,833
6.100% 10/29/07 (a)(b)	75,000,000	74,262,917
Silver Tower US Funding
5.276% 10/29/07 (a)(b)	160,000,000	158,639,964
Societe Generale North America, Inc.
5.250% 10/05/07 (b)	300,000,000	298,512,500
5.250% 10/09/07 (b)	250,000,000	248,614,583
Solitaire Funding LLC
6.000% 11/26/07 (a)(b)	195,000,000	192,205,000
Tango Finance Corp.
5.260% 09/06/07 (a)(b)(f)	178,550,000	178,419,559

See Accompanying Notes to Financial Statements.
3

Columbia Money Market Reserves, August 31, 2007

Commercial Paper (continued)

	Par ($)	Value ($)
Versailles CDS LLC
6.000% 11/26/07 (a)(b)	200,000,000	197,133,333
Whistlejacket Capital LLC
5.260% 09/10/07 (a)(b)(f)	38,131,000	38,080,858
White Pine Finance LLC
5.260% 09/10/07 (a)(b)(f)	134,068,000	133,891,701
Windmill Funding I Corp.
6.050% 10/23/07 (a)(b)	142,500,000	141,254,708
Total Commercial Paper (Cost of $8,356,803,241)		8,356,803,241

Corporate Bonds – 27.7%

Alliance & Leicester PLC
5.340% 09/08/08 (a)(c)	125,000,000	125,000,000
American Express Credit Corp.
5.430% 03/05/08 (c)	50,000,000	50,000,000
Asscher Finance Corp.
5.500% 07/16/08 (a)(f)	172,756,000	172,756,000
Atlas Capital Funding Corp.
5.495% 10/25/07 (a)(c)(f)	70,000,000	70,000,000
Axon Financial Funding LLC
5.330% 05/02/08 (a)(c)(f)	100,000,000	99,993,333
5.340% 04/15/08 (a)(c)(f)	50,000,000	50,000,000
5.350% 04/04/08 (a)(c)(f)	135,000,000	135,000,000
BNP Paribas
5.305% 09/26/07 (c)	100,000,000	99,998,321
5.330% 06/16/08 (c)	116,000,000	116,000,000
Carrera Capital Finance LLC
5.340% 12/06/07 (a)(c)(f)	25,000,000	25,000,000
5.340% 12/12/07 (a)(c)(f)	40,000,000	40,000,000
5.345% 07/30/08 (a)(c)(f)	75,000,000	75,000,000
5.350% 09/28/07 (a)(c)(f)	100,000,000	100,000,000
5.485% 11/26/07 (a)(c)(f)	30,000,000	30,000,000
Cheyne Finance LLC
5.315% 04/11/08 (a)(c)(f)(g)	50,000,000	49,993,032
5.325% 10/25/07 (a)(c)(f)(g)	25,000,000	24,999,630
Cullinan Finance Corp.
5.315% 02/13/08 (a)(c)(f)	36,500,000	36,492,000
5.320% 10/15/07 (a)(c)(f)	100,000,000	99,998,791
5.320% 10/24/07 (a)(c)(f)	100,000,000	99,998,620
5.320% 11/15/07 (a)(c)(f)	150,000,000	149,996,918
5.320% 12/03/07 (a)(c)(f)	125,000,000	124,993,774
5.320% 12/06/07 (a)(c)(f)	75,000,000	74,996,159
5.320% 03/25/08 (a)(c)(f)	200,000,000	199,966,413
5.320% 08/01/08 (a)(c)(f)	50,000,000	49,981,694
5.465% 11/26/07 (a)(c)(f)	65,000,000	64,992,146

	Par ($)	Value ($)
Fifth Third Bancorp
5.500% 09/23/08 (a)(c)	20,000,000	20,000,000
General Electric Capital Corp.
5.694% 10/17/07 (c)	50,000,000	50,000,039
Goldman Sachs Group, Inc.
5.570% 09/21/07 (a)(c)	70,000,000	70,000,000
5.601% 09/13/07 (a)(c)	140,000,000	140,000,000
5.601% 04/14/08 (c)	250,000,000	250,000,000
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A.
5.640% 09/01/28 (d)	2,000,000	2,000,000
Harrier Finance Funding LLC
5.260% 09/10/07 (a)(b)(f)	36,771,000	36,722,646
5.290% 09/24/07 (a)(b)(f)	100,000,000	99,662,028
5.310% 09/10/07 (a)(c)(f)	100,000,000	99,999,180
5.315% 10/12/07 (a)(c)(f)	100,000,000	99,998,310
5.320% 11/15/07 (a)(c)(f)	75,000,000	74,998,459
HBOS Treasury Services PLC
5.390% 08/29/08 (a)(c)	20,000,000	20,000,000
K2 (USA) LLC
5.320% 10/25/07 (a)(c)(f)	200,000,000	199,995,636
5.330% 08/01/08 (a)(c)(f)	200,000,000	199,945,082
Kestrel Funding U.S. LLC
5.508% 09/20/07 (a)(c)(f)	100,000,000	99,999,480
Liberty Lighthouse Co. LLC
5.320% 06/23/08 (c)(f)	40,000,000	39,990,183
Merrill Lynch & Co., Inc.
5.621% 09/12/08 (c)	125,000,000	125,000,000
Morgan Stanley Asset Funding, Inc.
5.525% 04/07/08 (c)	400,000,000	400,000,000
Natixis NY
5.350% 09/09/08 (a)(c)	265,000,000	265,000,000
5.621% 09/15/08 (a)(c)	125,000,000	125,000,000
Northern Rock PLC
5.485% 10/19/07 (a)(c)	54,950,000	54,959,808
Sedna Finance, Inc.
5.325% 09/28/07 (a)(c)(f)	145,000,000	145,000,000
5.325% 12/07/07 (a)(c)(f)	125,000,000	124,998,335
Sigma Finance, Inc.
5.370% 02/04/08 (a)(c)(f)	50,000,000	50,003,714
Stanfield Victoria Funding LLC
5.320% 09/17/07 (a)(c)(f)	197,000,000	196,998,282
5.325% 12/17/07 (a)(c)(f)	200,000,000	199,991,052

See Accompanying Notes to Financial Statements.
4

Columbia Money Market Reserves, August 31, 2007

Corporate Bonds (continued)

	Par ($)	Value ($)
Tango Finance Corp.
5.320% 10/15/07 (a)(c)(f)	75,000,000	74,999,093
5.320% 11/19/07 (a)(c)(f)	80,000,000	79,998,264
5.370% 11/20/07 (a)(c)(f)	50,000,000	50,004,061
Unicredito Italiano Bank Ireland
5.629% 09/12/08 (a)(c)	100,000,000	100,000,000
Wells Fargo & Co.
5.641% 09/12/08 (a)(c)	25,000,000	25,000,000
Westpac Banking Corp.
5.330% 07/11/08 (a)(c)	400,000,000	400,000,000
Whistlejacket Capital LLC
5.310% 03/25/08 (a)(c)(f)	50,000,000	49,991,603
5.320% 10/16/07 (a)(c)(f)	95,000,000	94,997,697
5.320% 11/01/07 (a)(c)(f)	35,000,000	34,998,762
5.320% 11/21/07 (a)(c)(f)	49,000,000	48,998,913
5.320% 12/07/07 (a)(c)(f)	100,000,000	99,995,162
5.320% 12/11/07 (a)(c)(f)	57,000,000	56,996,846
White Pine Finance LLC
5.310% 06/09/08 (a)(c)(f)	50,000,000	49,988,505
5.320% 10/16/07 (a)(c)(f)	85,000,000	84,997,904
5.340% 10/09/07 (a)(c)(f)	50,000,000	50,000,565
5.340% 10/10/07 (a)(c)(f)	50,000,000	50,000,708
Total Corporate Bonds (Cost of $6,706,387,148)		6,706,387,148

Certificates of Deposit – 11.4%

Bank of Montreal
5.330% 11/20/07	215,000,000	215,000,000
5.350% 12/05/07	220,000,000	220,000,000
Barclays Bank PLC NY
5.340% 10/02/07	453,880,000	453,880,000
Calyon NY
5.306% 09/26/07 (c)	220,000,000	219,996,457
Canadian Imperial Bank of Commerce NY
5.701% 03/17/08 (c)	50,000,000	50,000,000
Citibank N.A.
5.320% 09/07/07	79,400,000	79,400,000
Credit Agricole SA
5.330% 11/26/07	150,000,000	150,000,000
Credit Industriel et Commercial
5.340% 09/14/07	175,000,000	175,000,312
5.365% 12/12/07	220,000,000	220,003,034
Credit Suisse NY
5.420% 12/04/07	125,000,000	125,000,000
5.420% 01/16/08	239,000,000	239,000,000

	Par ($)	Value ($)
Deutsche Bank AG NY
5.400% 11/21/07	116,000,000	116,000,000
Mizuho Corporate Bank NY
5.330% 10/11/07	241,000,000	241,000,000
Royal Bank of Canada NY
5.400% 09/09/08 (c)	15,000,000	15,000,000
Swedbank AB NY
5.315% 09/17/07 (c)	228,000,000	227,997,570
Total Certificates of Deposit (Cost of $2,747,277,373)		2,747,277,373

Time Deposit – 3.7%

Branch Banking & Trust
4.125% 09/04/07	200,000,000	200,000,000
Wells Fargo Bank N.A.
4.500% 09/04/07	393,341,000	393,341,000
5.156% 09/04/07	300,000,000	300,000,000
Total Time Deposit (Cost of $893,341,000)		893,341,000

Extendible Commercial Notes – 3.4%

Citibank Credit Card Master Trust
5.250% 10/09/07 (a)(b)	157,940,000	157,064,749
5.270% 09/20/07 (a)(b)	195,000,000	194,457,629
Rams Funding Three LLC
6.250% 09/05/07 (a)(b)	72,494,000	72,443,657
Rams Funding Two LLC
5.839% 02/11/08 (a)(c)	104,544,457	104,544,457
Sandlot Funding LLC
5.270% 11/09/07 (a)(b)	198,000,000	196,000,035
Thornburg Mortgage Capital Resources LLC
5.328% 01/03/08 (a)(c)	100,000,000	99,996,583
Total Extendible Commercial Notes (Cost of $824,507,110)		824,507,110

Asset-Backed Securities – 2.2%

Davis Square Funding Ltd.
5.659% 10/16/38 (a)(c)	42,500,000	42,500,000
Paragon Mortgages PLC
5.591% 06/15/41 (a)(c)	149,139,081	149,139,081
5.601% 10/15/41 (a)(c)	67,408,147	67,408,147
5.621% 01/15/39 (a)(c)	282,414,720	282,414,720
Total Asset-Backed Securities (Cost of $541,461,948)		541,461,948

See Accompanying Notes to Financial Statements.
5

Columbia Money Market Reserves, August 31, 2007

Municipal Bonds – 1.0%

	Par ($)	Value ($)
California – 0.0%
CA San Jose Financing Authority Lease Revenue
Series 2000 C,
Insured: MBIA,
SPA: Morgan Guaranty Trust
5.520% 12/01/24 (d)	4,900,000	4,900,000
California Total		4,900,000
Colorado – 0.0%
CO Housing & Finance Authority
Series 2003 A-1,
SPA: FHLB
5.750% 10/01/33 (d)	8,290,000	8,290,000
Colorado Total		8,290,000
Florida – 0.6%
FL Hurricane Catastrophe Fund
Series 2006 B,
5.631% 09/12/08 (c)	137,000,000	137,000,457
Florida Total		137,000,457
Missouri – 0.1%
MO Kansas City Industrial Development Authority
Series 2005 D,
Insured: AMBAC,
SPA: Dexia Credit Local
5.590% 04/01/40 (d)	8,860,000	8,860,000
Missouri Total		8,860,000
New Hampshire – 0.0%
NH Business Finance Authority
Series 2002 B,
SPA: Bank of New York
5.750% 11/01/20 (d)	7,789,000	7,789,000
New Hampshire Total		7,789,000
New York – 0.1%
NY New York City Housing Development Corp.
RBNB Wall Street Owner,
Series 2005 B,
LOC: Landesbank Hessen-Thuringen
5.420% 12/01/36 (d)	11,200,000	11,200,000
New York Total		11,200,000

	Par ($)	Value ($)
Texas – 0.1%
TX State
Series 1997 B-2,
SPA: DEPFA Bank PLC
5.520% 12/01/29 (d)	9,785,000	9,785,000
Series 2002 B,
LOC: Landesbank Hessen-Thuringen
5.500% 06/01/23 (d)	13,165,000	13,165,000
Texas Total		22,950,000
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2005 F,
SPA: DEPFA Bank PLC
5.590% 11/01/30 (d)	12,355,000	12,355,000
Series 2006 B,
SPA: DEPFA Bank PLC
5.550% 09/01/37 (d)	19,255,000	19,255,000
Wisconsin Total		31,610,000
Total Municipal Bonds (Cost of $232,599,457)		232,599,457

Funding Agreements – 0.9%

Genworth Life Insurance Co.
5.440% 07/03/08 (c)	75,000,000	75,000,000
5.450% 06/09/08 (c)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
5.430% 08/11/08 (c)	80,000,000	80,000,000
Total Funding Agreements (Cost of $205,000,000)		205,000,000
Government & Agency Obligations – 0.6%
U.S. Government Obligations – 0.6%
U.S. Treasury Bill
4.100% 02/28/08 (e)	64,000,000	62,688,000
4.120% 02/28/08 (e)	54,000,000	52,887,600
4.200% 02/28/08 (e)	32,000,000	31,328,000
U.S. Government Obligations Total		146,903,600
Total Government & Agency Obligations (Cost of $146,903,600)		146,903,600

See Accompanying Notes to Financial Statements.
6

Columbia Money Market Reserves, August 31, 2007

Repurchase Agreements – 14.4%

	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 08/31/07, due on 09/04/07, at 5.445%, collateralized by asset-backed securities with various maturities to 09/12/42, market value $309,000,001 (repurchase proceeds $300,181,500)	300,000,000	300,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/07, due on 09/04/07, at 5.500%, collateralized by corporate bonds with various maturities to 07/17/37, market value $412,001,165 (repurchase proceeds $400,244,444)	400,000,000	400,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.300%, collateralized by U.S. Government Agency Obligations with various maturities to 06/01/37, market value $112,447,861 (repurchase proceeds $110,307,921)	110,243,000	110,243,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.350%, collateralized by U.S. Government Agency Obligations with various maturities to 09/01/37, market value $510,000,000 (repurchase proceeds $500,297,222)	500,000,000	500,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.455%, collateralized by commercial paper maturing 10/16/07, market value $469,200,869 (repurchase proceeds $460,278,811)	460,000,000	460,000,000

	Par ($)	Value ($)
Repurchase agreement with Greenwich Capital, dated 08/31/07, due on 09/04/07, at 5.450%, collateralized by U.S. Government Agency Obligations with various maturities to 08/01/47, market value $510,003,951 (repurchase proceeds $500,302,778)	500,000,000	500,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 08/31/07, due on 09/04/07, at 5.450%, collateralized by asset-backed securities and corporate bonds with various maturities to 12/15/49, market value $643,750,000 (repurchase proceeds $625,378,472)	625,000,000	625,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/07, due on 09/04/07, at 5.300%, collateralized by U.S. Government Agency Obligations with various maturities to 12/01/36, market value $612,002,476 (repurchase proceeds $600,353,333)	600,000,000	600,000,000
Total Repurchase Agreements (Cost of $3,495,243,000)		3,495,243,000
Total Investments – 99.8% (Cost of $24,149,523,877)(h)		24,149,523,877
Other Assets & Liabilities, Net – 0.2%		45,951,547
Net Assets – 100.0%		24,195,475,424

See Accompanying Notes to Financial Statements.
7

Columbia Money Market Reserves, August 31, 2007

Notes to Investment Portfolio:

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $12,108,567,792, which represents 50.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Cheyne Finance LLC
5.280% 10/24/07	07/25/07	$100,000,000
5.315% 04/11/08	03/13/07	50,000,000
5.325% 10/25/07	10/18/06	25,000,000
Davis Square Funding Ltd. 5.659% 10/16/38	12/16/05	42,500,000
Goldman Sachs Group, Inc.
5.570% 09/21/07	06/22/06	70,000,000
5.601% 09/13/07	03/07/05	140,000,000
Rams Funding Three LLC 6.250% 09/05/07	08/09/07	72,494,000
Rams Funding Two LLC
5.839% 02/11/08	08/16/07	104,544,457
		$604,538,457

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(d)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(e)  The rate shown represents the annualized yield at the date of purchase.

(f)  Security issued by a structured investment vehicle.

(g)  Security is in default. See Note 8.

(h)  Cost for federal income tax purposes is $24,149,524,958.

Acronym	Name

AMBAC	Ambac Assurance Corp.

FHLB	Federal Home Loan Bank

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.
8

Statement of Assets and Liabilities – Columbia Money Market Reserves
August 31, 2007

		($)
Assets	Investments, at amortized cost approximating market value	20,654,280,877
	Repurchase agreements, at value	3,495,243,000
	Total investments, at value	24,149,523,877
	Cash	655
	Receivable for:
	Fund shares sold	54,303
	Interest	93,509,696
	Deferred Trustees' compensation plan	290,230
	Total Assets	24,243,378,761
Liabilities	Expense reimbursement due to Investment Advisor	262,650
	Payable for:
	Fund shares repurchased	37,346
	Distributions	41,174,358
	Investment advisory fee	2,926,507
	Administration fee	767,449
	Transfer agent fee	25,220
	Pricing and bookkeeping fees	17,377
	Trustees' fees	64,092
	Custody fee	86,195
	Distribution and service fees	2,002,141
	Chief compliance officer expenses	1,406
	Deferred Trustees' compensation plan	290,230
	Other liabilities	248,366
	Total Liabilities	47,903,337
	Net Assets	24,195,475,424
Net Assets Consist of	Paid-in capital	24,197,616,817
	Undistributed net investment income	149,231
	Accumulated net realized loss	(2,290,624)
	Net Assets	24,195,475,424

See Accompanying Notes to Financial Statements.
9

Statement of Assets and Liabilities – Columbia Money Market Reserves
August 31, 2007 (continued)

Capital Class Shares	Net assets	$10,723,923,757
	Shares outstanding	10,724,941,271
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$64,746,821
	Shares outstanding	64,749,269
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,481,554,229
	Shares outstanding	1,481,618,412
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$7,933,657,973
	Shares outstanding	7,934,091,168
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$68,591,652
	Shares outstanding	68,588,476
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$3,099,546,376
	Shares outstanding	3,099,874,999
	Net asset value per share	$1.00
Retail A Shares	Net assets	$96,259,961
	Shares outstanding	96,235,990
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$727,194,655
	Shares outstanding	727,473,930
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
10

Statement of Operations – Columbia Money Market Reserves
For the Year Ended August 31, 2007

		($)
Investment Income	Interest	1,157,926,086
Expenses	Investment advisory fee	32,291,738
	Administration fee	21,371,219
	Distribution fee:
	Investor Class Shares	82,760
	Market Class Shares (a)	935
	Daily Class Shares (a)	7,957
	Class B Shares (a)	26,030
	Class C Shares (a)	4,988
	Shareholder servicing and administration fees:
	Trust Class Shares	41,952
	Liquidity Class Shares	3,646,484
	Adviser Class Shares	17,939,588
	Investor Class Shares	206,898
	Market Class Shares (a)	1,168
	Daily Class Shares (a)	5,684
	Class B Shares (a)	12,148
	Class C Shares (a)	2,328
	Institutional Class Shares	1,205,684
	Retail A Shares	68,690
	Transfer agent fee	304,652
	Pricing and bookkeeping fees	173,827
	Trustees' fees	10,885
	Custody fee	425,293
	Chief compliance officer expenses	10,622
	Other expenses	1,076,602
	Total Expenses	78,918,132
	Expenses waived or reimbursed by Investment Advisor and/or Administrator	(12,528,105)
	Fees waived by Shareholder Services Provider - Liquidity Class Shares	(1,458,594)
	Expense reductions	(90,939)
	Net Expenses	64,840,494
	Net Investment Income	1,093,085,592
	Net realized gain on investments	269,731
	Net Increase Resulting from Operations	1,093,355,323

(a)  Market Class, Daily Class, Class B and Class C shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.
11

Statement of Changes in Net Assets – Columbia Money Market Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2007 (a)($)	Period April 1, through August 31, 2006 (b)($)	Year Ended March 31, 2006 (c)(d)(e)(f)($)
Operations	Net investment income	1,093,085,592	336,187,803	479,718,778
	Net realized gain (loss) on investments	269,731	(1,034,870)	(786,283)
	Net Increase Resulting from Operations	1,093,355,323	335,152,933	478,932,495
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(461,779,995)	(132,857,892)	(227,468,842)
	Trust Class Shares	(2,133,256)	(866,374)	(618,809)
	Liquidity Class Shares	(73,337,146)	(25,487,512)	(30,548,926)
	Adviser Class Shares	(353,724,171)	(101,038,266)	(114,244,361)
	Investor Class Shares	(3,995,845)	(1,742,105)	(3,298,457)
	Market Class Shares	(22,202)	(6,508)	(4,301)
	Daily Class Shares	(103,847)	(70,597)	(147,802)
	Service Class Shares	—	—	(84,527)
	Class B Shares	(141,292)	(82,277)	(137,555)
	Class C Shares	(27,070)	(9,479)	(11,269)
	Institutional Class Shares	(154,917,361)	(56,430,152)	(88,453,076)
	Retail A Shares	(5,010,890)	(2,125,486)	(1,703,667)
	G-Trust Shares	(37,892,517)	(15,471,124)	(12,991,088)
	Total Distributions to Shareholders	(1,093,085,592)	(336,187,772)	(479,712,680)
	Net Capital Share Transactions	7,015,681,226	1,449,660,600	4,325,112,319
	Total Increase in Net Assets	7,015,950,957	1,448,625,761	4,324,332,134
Net Assets	Beginning of period	17,179,524,467	15,730,898,706	11,406,566,572
	End of period	24,195,475,424	17,179,524,467	15,730,898,706
	Undistributed net investment income at end of period	149,231	149,231	149,200

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets – Columbia Money Market Reserves

	Year Ended August 31, 2007 (a)		Period April 1, through August 31, 2006 (b)		Year Ended March 31, 2006 (c)(d)(e)(f)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	71,655,891,029	71,655,891,028	17,250,266,376	17,250,266,376	50,333,803,075	50,333,803,075
Distributions reinvested	283,008,569	283,008,569	85,896,663	85,896,663	139,728,425	139,728,425
Redemptions	(67,840,056,209)	(67,840,056,209)	(17,112,254,211)	(17,112,254,211)	(51,219,712,470)	(51,219,712,470)
Net Increase (Decrease)	4,098,843,389	4,098,843,388	223,908,828	223,908,828	(746,180,970)	(746,180,970)
Trust Class Shares
Subscriptions	435,215,238	435,215,238	154,565,691	154,565,691	287,793,581	287,793,581
Distributions reinvested	100,601	100,601	29,953	29,953	39,804	39,804
Redemptions	(390,654,143)	(390,654,143)	(149,832,424)	(149,832,424)	(283,440,713)	(283,440,713)
Net Increase	44,661,696	44,661,696	4,763,220	4,763,220	4,392,672	4,392,672
Liquidity Class Shares
Subscriptions	11,509,726,140	11,509,726,140	2,046,215,541	2,046,215,541	5,046,191,500	5,046,191,500
Distributions reinvested	58,007,314	58,007,314	21,442,945	21,442,945	27,843,478	27,843,478
Redemptions	(11,340,581,799)	(11,340,581,799)	(2,028,080,107)	(2,028,080,107)	(4,351,333,518)	(4,351,333,518)
Net Increase	227,151,655	227,151,655	39,578,379	39,578,379	722,701,460	722,701,460
Adviser Class Shares
Subscriptions	18,341,486,587	18,341,486,588	5,674,102,535	5,674,102,535	11,702,168,245	11,702,168,245
Distributions reinvested	29,552,223	29,552,223	8,651,155	8,651,155	11,923,858	11,923,858
Redemptions	(16,103,981,288)	(16,103,981,288)	(4,746,066,807)	(4,746,066,807)	(8,724,598,854)	(8,724,598,854)
Net Increase	2,267,057,522	2,267,057,523	936,686,883	936,686,883	2,989,493,249	2,989,493,249
Investor Class Shares
Subscriptions	65,511,322	65,511,322	29,649,977	29,649,977	131,381,332	131,381,332
Distributions reinvested	295,810	295,810	131,550	131,550	452,400	452,400
Redemptions	(77,353,870)	(77,353,870)	(56,860,152)	(56,860,152)	(110,587,420)	(110,587,420)
Net Increase (Decrease)	(11,546,738)	(11,546,738)	(27,078,625)	(27,078,625)	21,246,312	21,246,312
Market Class Shares
Subscriptions	913,000	913,000	148,562	148,562	324,608	324,608
Distributions reinvested	17,013	17,013	5,989	5,989	3,681	3,681
Redemptions	(1,297,375)	(1,297,375)	(105,375)	(105,375)	(10,103)	(10,103)
Net Increase (Decrease)	(367,362)	(367,362)	49,176	49,176	318,186	318,186
Daily Class Shares
Subscriptions	3,750,534	3,750,534	1,850,495	1,850,495	20,582,290	20,582,290
Distributions reinvested	103,440	103,440	69,911	69,911	135,772	135,772
Redemptions	(7,389,194)	(7,389,194)	(2,179,159)	(2,179,159)	(20,510,745)	(20,510,745)
Net Increase (Decrease)	(3,535,220)	(3,535,220)	(258,753)	(258,753)	207,317	207,317
Service Class Shares
Subscriptions	—	—	—	—	20,693,419	20,693,419
Distributions reinvested	—	—	—	—	71,768	71,768
Redemptions	—	—	—	—	(22,528,058)	(22,528,058)
Net Decrease	—	—	—	—	(1,762,871)	(1,762,871)

See Accompanying Notes to Financial Statements.
13

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	Year Ended August 31, 2007 (a)		Period April 1, through August 31, 2006 (b)		Year Ended March 31, 2006 (c)(d)(e)(f)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	1,330,053	1,330,053	2,370,340	2,370,340	1,668,380	1,668,380
Distributions reinvested	115,574	115,574	72,056	72,056	124,012	124,012
Redemptions	(6,571,223)	(6,571,223)	(1,941,363)	(1,941,363)	(3,637,272)	(3,637,272)
Net Increase (Decrease)	(5,125,596)	(5,125,596)	501,033	501,033	(1,844,880)	(1,844,880)
Class C Shares
Subscriptions	342,381	342,381	1,013,291	1,013,291	399,347	399,347
Distributions reinvested	23,955	23,955	9,171	9,171	9,988	9,988
Redemptions	(1,284,006)	(1,284,006)	(232,651)	(232,651)	(1,269,918)	(1,269,918)
Net Increase (Decrease)	(917,670)	(917,670)	789,811	789,811	(860,583)	(860,583)
Institutional Class Shares
Subscriptions	13,023,609,227	13,023,609,227	4,124,336,490	4,124,336,490	11,519,555,241	11,519,555,241
Distributions reinvested	151,639,781	151,639,781	54,778,399	54,778,399	85,026,360	85,026,360
Redemptions	(12,767,216,479)	(12,767,216,479)	(3,849,089,726)	(3,849,089,726)	(11,158,568,454)	(11,158,568,454)
Net Increase	408,032,529	408,032,529	330,025,163	330,025,163	446,013,147	446,013,147
Retail A Shares
Subscriptions	29,868,183	29,868,183	11,343,417	11,343,417	17,049,565	17,049,565
Proceeds received in connection with merger	—	—	—	—	123,321,710	123,352,489
Distributions reinvested	4,903,009	4,903,009	2,071,045	2,071,045	1,898,318	1,898,318
Redemptions	(40,288,503)	(40,288,503)	(22,460,633)	(22,460,633)	(31,470,121)	(31,470,121)
Net Increase (Decrease)	(5,517,311)	(5,517,311)	(9,046,171)	(9,046,171)	110,799,472	110,830,251
G-Trust Shares
Subscriptions	981,168,476	981,168,476	302,077,835	302,077,835	328,690,084	328,690,084
Proceeds received in connection with merger	—	—	—	—	920,660,792	920,431,879
Distributions reinvested	1,633,802	1,633,802	611,975	611,975	578,701	578,701
Redemptions	(985,857,946)	(985,857,946)	(352,948,154)	(352,948,154)	(469,141,635)	(469,141,635)
Net Increase (Decrease)	(3,055,668)	(3,055,668)	(50,258,344)	(50,258,344)	780,787,942	780,559,029

(a) On May 30, 2007, Market Class, Daily Class, Class B and Class C shares were fully redeemed.

(b) The Fund changed its fiscal year end from March 31 to August 31.

(c) On August 22, 2005, Investor B and Investor C shares were renamed Class B and Class C shares, respectively.

(d) Retail A and G-Trust shares commenced operations on November 21, 2005.

(e) Market Class shares re-commenced operations on October 25, 2005.

(f) Service Class shares were fully redeemed on March 15, 2006.

See Accompanying Notes to Financial Statements.
14

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0518	0.0207		0.0357	0.0157	0.0098	0.0155
Less Distributions to Shareholders:
From net investment income	(0.0518)	(0.0207)		(0.0357)	(0.0157)	(0.0098)	(0.0155)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.30%	2.08	%(d)	3.63%	1.58%	0.98%	1.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	5.18%	4.93	%(f)	3.60%	1.50%	0.98%	1.54%
Net assets, end of period (000's)	$10,723,924	$6,625,010		$6,401,492	$7,148,040	$9,064,090	$10,092,837

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
15

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0508	0.0202		0.0347	0.0147	0.0088	0.0145
Less Distributions to Shareholders:
From net investment income	(0.0508)	(0.0202)		(0.0347)	(0.0147)	(0.0088)	(0.0145)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.20%	2.04	%(d)	3.52%	1.48%	0.88%	1.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	5.08%	4.89	%(f)	3.71%	1.32%	0.88%	1.44%
Net assets, end of period (000's)	$64,747	$20,085		$15,325	$10,933	$9,344	$60,342

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0503	0.0200		0.0342	0.0142	0.0083	0.0139
Less Distributions to Shareholders:
From net investment income	(0.0503)	(0.0200)		(0.0342)	(0.0142)	(0.0083)	(0.0139)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.15%	2.02	%(d)	3.47%	1.42%	0.83%	1.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16%	0.16	%(f)	0.16%	0.17%	0.65%	0.76%
Net investment income (e)	5.03%	4.78	%(f)	3.56%	1.44%	0.83%	1.39%
Net assets, end of period (000's)	$1,481,554	$1,254,383		$1,214,883	$492,232	$437,371	$497,339

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
17

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0493	0.0196		0.0332	0.0132	0.0073	0.0129
Less Distributions to Shareholders:
From net investment income	(0.0493)	(0.0196)		(0.0332)	(0.0132)	(0.0073)	(0.0129)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.04%	1.98	%(d)	3.37%	1.32%	0.73%	1.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.93%	4.69	%(f)	3.47%	1.34%	0.73%	1.29%
Net assets, end of period (000's)	$7,933,658	$5,666,480		$4,730,117	$1,740,828	$1,791,613	$640,364

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
18

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0483	0.0192		0.0322	0.0122	0.0063	0.0119
Less Distributions to Shareholders:
From net investment income	(0.0483)	(0.0192)		(0.0322)	(0.0122)	(0.0063)	(0.0119)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	4.94%	1.93	%(d)	3.27%	1.22%	0.63%	1.21%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	4.83%	4.56	%(f)	3.26%	1.20%	0.63%	1.19%
Net assets, end of period (000's)	$68,592	$80,137		$107,221	$85,981	$89,996	$61,153

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
19

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0514	0.0205		0.0353	0.0153	0.0094	0.0151
Less Distributions to Shareholders:
From net investment income	(0.0514)	(0.0205)		(0.0353)	(0.0153)	(0.0094)	(0.0151)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	5.26%	2.07	%(d)	3.59%	1.54%	0.94%	1.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Interest expense	—	—		—	—	—	—	%(g)
Net expenses (e)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	5.14%	4.90	%(f)	3.59%	1.59%	0.94%	1.50%
Net assets, end of period (000's)	$3,099,546	$2,691,468		$2,361,622	$1,915,745	$937,474	$721,023

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
20

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0511	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	(0.0511)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	5.23%	2.05	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.27%	0.27	%(g)	0.27	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	5.11%	4.85	%(g)	4.15	%(g)
Net assets, end of period (000's)	$96,260	$101,776		$110,828

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
21

Financial Highlights – Columbia Money Market Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0518	0.0207		0.0152
Less Distributions to Shareholders:
From net investment income	(0.0518)	(0.0207)		(0.0152)
Net Asset Value, End of Period	$1.00	$1.00		$1.00
Total return (c)(d)	5.30%	2.08	%(e)	1.53	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	5.18%	4.93	%(g)	4.22	%(g)
Net assets, end of period (000's)	$727,195	$730,240		$780,544

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
22

Notes to Financial Statements – Columbia Money Market Reserves, August 31, 2007

Note 1. Organization

Columbia Money Market Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Goal

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. On May 30, 2007, Market Class, Daily Class, Class B and Class C shares of the Fund were fully redeemed. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Funds' net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

23

Columbia Money Market Reserves, August 31, 2007

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

	August 31,
Distributions paid from	2007	2006
Ordinary Income*	$1,093,085,592	$336,187,772

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized (Depreciation)*
$41,494,932	$—	$(1,081)

*  The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to wash sales.

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$—	$(1,081)	$(1,081)

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$482,822
2013	508,123
2014	1,298,598

24

Columbia Money Market Reserves, August 31, 2007

Capital loss carryforwards of $256,339 were utilized during the year ended August 31, 2007.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA") receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average net assets of the Fund and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the Fund's effective administration fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services

25

Columbia Money Market Reserves, August 31, 2007

Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $63,273 and $1,414, respectively.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $28,042.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees, was less than 0.01% of the Fund's average daily net assets.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class and Investor Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

26

Columbia Money Market Reserves, August 31, 2007

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.07%	0.07%
Administration Plans:
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.20% of the Fund's average daily net assets.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Fund so that such fee would not exceed 0.12% annually of the Fund's average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Fund so that combined such fees will not exceed 0.19% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Fund is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2007, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year ended
2010	2009	2008	recovery	08/31/07
$12,528,105	$4,518,353	$8,370,498	$25,416,956	$—

27

Columbia Money Market Reserves, August 31, 2007

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees in the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $62,897.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Fund had two shareholders that held 78.9% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

28

Columbia Money Market Reserves, August 31, 2007

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

29

Columbia Money Market Reserves, August 31, 2007

Note 7. Business Combinations and Mergers

On November 18, 2005, Galaxy Money Market Fund merged into Columbia Money Market Reserves. Columbia Money Market Reserves received a tax-free transfer of assets from Galaxy Money Market Fund as follows:

Shares Issued	Net Assets Received
1,043,982,502	$1,043,784,368

Net Assets of Columbia Money Market Reserves Prior to Combination	Net Assets of Galaxy Money Market Fund Immediately Prior to Combination	Net Assets of Columbia Money Market Reserves Immediately After Combination
$13,850,976,823	$1,043,784,368	$14,894,761,191

Note 8. Market and Security Events

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. On August 28, 2007, Cheyne Finance LLC ("Cheyne"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, on September 4, 2007, receivers (Receivers) of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. Columbia Management, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Money Market Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2007

31

Unaudited Information – Columbia Money Market Reserves

Federal Income Tax Information

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

32

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director—Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 79.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 79. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

33

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

34

Fund Governance (continued)

Officers

Name, Address and Age, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

35

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Money Market Reserves

Annual Report – August 31, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135403-0807 (10/07) 07/45340

Columbia Money Market Funds

Annual Report – August 31, 2007

■	Columbia Connecticut Municipal Reserves

■	Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in the money market funds.

The views expressed in this report reflects the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access this report and a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you’ll find useful.

Understanding Your Expenses

The “Understanding Your Expenses” section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the “Financial Statements.” The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund’s portfolio.

One of the largest sections of the financial statements is the “Investment Portfolio,” which details all of the fund’s holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The “Statement of Assets and Liabilities” details the fund’s assets, liabilities, net assets and share price for each share class.

The “Statement of Operations” details income earned and expenses incurred by the fund during the reporting period, and shows the net gain or loss from portfolio holdings during the period.

The “Statement of Changes in Net Assets” describes how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

“Financial Highlights” illustrates how the fund’s net asset value (NAV) per share was affected by the fund’s operating results and discloses performance for each share class.

The “Notes to Financial Statements” section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. “Important Information About This Report” includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,017.19	1,023.69	1.53	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,017.80	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and account value during the period lower, by this amount.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,017.39	1,023.79	1.42	1.43	0.28
G-Trust Shares	1,000.00	1,000.00	1,017.90	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves, August 31, 2007

Municipal Bonds – 99.2%

		Par ($)	Value ($)
Connecticut – 56.1%
CT Development Authority	Health Care Revenue, Independent Living Program, Series 1990, LOC: Chase Manhattan Bank 3.930% 07/01/15 (a)	3,840,000	3,840,000
	Industrial Development Revenue: Series 1984, LOC: Citizens Bank of Connecticut 3.970% 12/01/14 (a)	3,150,000	3,150,000
	The Energy Network, Inc.: Series 1998, AMT, LOC: Sovereign Bank FSB, LOC: Bank of Nova Scotia 3.960% 09/01/25 (a)	4,925,000	4,925,000
	Series 2000, AMT, LOC: Sovereign Bank FSB, LOC: Bank of Nova Scotia 3.960% 01/01/30 (a)	4,300,000	4,300,000
	Pollution Control Revenue, Central Vermont Public Service, Series 1985, LOC: Citizens Bank N.A. 3.760% 12/01/15 (a)	2,600,000	2,600,000
	Solid Waste Program, Rand-Whitney Containerboard LP, Series 1993, AMT, LOC: Bank of Montreal 3.970% 08/01/23 (a)	3,055,000	3,055,000
	Water Facility Revenue: Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island 4.000% 07/01/28 (a)	1,450,000	1,450,000
	Series 2004 B, LOC: Citizens Bank of Rhode Island 3.970% 09/01/28 (a)	1,125,000	1,125,000

CT Health & Educational Facilities Authority	Ascension Health, Series 1999 B, 3.870% 11/15/29 (b)	470,000	470,000
	Hospital of St. Raphael, Series 2004 M, LOC: KBC Bank N.V. 3.950% 07/01/24 (a)	6,705,000	6,705,000
	Kingswood Oxford School, Series 2002 B, LOC: Allied Irish Bank PLC 3.970% 07/01/30 (a)	2,045,000	2,045,000
	Quinnipiac University, Series 2003 G, LOC: JPMorgan Chase Bank 3.930% 07/01/23 (a)	1,690,000	1,690,000
	Taft School, Series 2000 E, LOC: Wachovia Bank N.A. 3.980% 07/01/30 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Connecticut (continued)
	Yale University: Series 1997 T-1, 3.920% 07/01/29 (b)	4,000,000	4,000,000
	Series 2001 V-1, 3.920% 07/01/36 (b)	3,000,000	3,000,000
	Series 2003 X-2, 3.950% 07/01/37 (b)	8,500,000	8,500,000

CT Housing Finance Authority	Series 2000 B-3, AMT, Insured: AMBAC, SPA: FHLB 4.050% 11/15/31 (a)	3,500,000	3,500,000
	Series 2002 B-3, AMT, Insured: AMBAC, SPA: FHLB 4.000% 05/15/33 (a)	5,000,000	5,000,000
	Series 2005 D-5, AMT, Insured: AMBAC, SPA: DEPFA Bank PLC 4.050% 11/15/35 (a)	1,975,000	1,975,000
	Series 2005, AMT, LIQ FAC: Lehman Liquidity 4.250% 11/15/29 (a)	9,000,000	9,000,000
	Series 2006, AMT, LIQ FAC: Merrill Lynch Capital Services 4.050% 11/15/31 (a)	1,000,000	1,000,000

CT New Haven	3.750% 12/10/07	6,895,000	6,895,000

CT South Central Regional Water Authority Water Systems Revenue	Series 2003 B, Insured: MBIA, SPA: JPMorgan Chase Bank 3.930% 08/01/32 (a)	1,350,000	1,350,000

CT Special Tax Obligation Revenue	Series 2000-1, Insured: FGIC, SPA: Dexia Public Finance Bank 4.050% 09/01/20 (a)	3,000,000	3,000,000
	Series 2001 B, Insured: FSA 5.000% 10/01/07	5,000,000	5,005,995

CT State	Series 1997 B, SPA: Bayerische Landesbank 3.900% 05/15/14 (a)	2,645,000	2,645,000
	Series 2001 A, SPA: Landesbank Hessen-Thuringen 4.050% 02/15/21 (a)	2,340,000	2,340,000
	Series 2001, LIQ FAC: JPMorgan Chase Bank 3.960% 06/15/15 (a)	4,400,000	4,400,000

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Connecticut (continued)
	Series 2006-75, Insured: AMBAC, LIQ FAC: Goldman Sachs 4.010% 06/01/20 (a)	780,000	780,000

	Connecticut Total		101,745,995

Florida – 3.3%
FL Highlands County Health Facilities Authority	Adventist Health Systems, Series 2003 B, LOC: SunTrust Bank 4.040% 11/15/09 (a)	6,050,000	6,050,000

	Florida Total		6,050,000

Ohio – 3.7%
OH Water Development Authority	Firstenergy Nuclear Generation, Series 2005 B, LOC: Barclays Bank PLC 4.010% 01/01/34 (a)	6,665,000	6,665,000

	Ohio Total		6,665,000

Puerto Rico – 34.1%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority	Series 2007, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 12/27/08 (a)	6,500,000	6,500,000

PR Commonwealth of Puerto Rico Electric Power Authority	Series 2002-1, Insured: MBIA, LIQ FAC: Bank of New York 3.960% 07/01/20 (a)	3,800,000	3,800,000
	Series 2005-681, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 3.990% 07/01/12 (a)	4,490,000	4,490,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2003, Insured: FGIC, SPA: Merrill Lynch Capital Services 3.730% 01/01/11 (a)	3,500,000	3,500,000
	Series 2004-1, Insured: MBIA, LIQ FAC: Citigroup Financial Products 4.000% 09/15/21 (a)	3,495,000	3,495,000
	Series 2005, Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.980% 07/01/41 (a)	4,480,000	4,480,000

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2000-2, LIQ FAC: Bank of New York 3.960% 10/01/23 (a)(c)	5,330,000	5,330,000

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Puerto Rico (continued)
	Series 2005 Z-6, Insured: FGIC, LIQ FAC: Goldman Sachs 4.010% 06/26/37 (a)	3,148,000	3,148,000
	Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.980% 07/01/24 (a)	2,000,000	2,000,000

PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates	Series 2000 Class A, LIQ FAC: Bear Stearns Capital Markets 3.980% 07/05/09 (a)(c)	4,000,000	4,000,000

PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2003, Insured: CIFG, LIQ FAC: Morgan Stanley 4.020% 07/01/36 (a)	3,000,000	3,000,000

PR Commonwealth of Puerto Rico	Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 09/03/09 (a)	6,000,000	6,000,000
	Series 2000-620, Insured: MBIA, SPA: Merrill Lynch Capital Services 3.980% 01/01/13 (a)	2,000,000	2,000,000
	Series 2001, Insured: FSA, LIQ FAC: Bank of New York 3.960% 07/01/27 (a)	2,500,000	2,500,000
	Series 2003, Insured: MBIA, LIQ FAC: Morgan Stanley 4.020% 07/01/20 (a)	3,075,000	3,075,000
	Series 2006, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co. 3.980% 07/01/35 (a)	990,000	990,000

PR TICS/TOCS Trust	Series 2001-2, Insured: FSA, LIQ FAC: Bank of New York 3.960% 07/01/19 (a)	3,500,000	3,500,000

	Puerto Rico Total		61,808,000

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Texas – 2.0%
TX Gulf Coast Waste Disposal Authority	BP PLC, Series 1992, 3.990% 10/01/17 (b)	3,655,000	3,655,000

	Texas Total		3,655,000

	Total Municipal Bonds (Cost of $179,923,995)		179,923,995

	Total Investments – 99.2% (Cost of $179,923,995) (d)		179,923,995

	Other Assets & Liabilities, Net – 0.8%		1,497,715

	Net Assets – 100.0%		181,421,710

Notes to Investment Portfolio:

(a)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities, which are not illiquid, amounted to $9,330,000, which represents 5.1% of net assets.

(d)	Cost for federal income tax purposes is $179,923,995.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Investment Portfolio – Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds – 96.1%

		Par ($)	Value ($)
California – 1.6%
CA Los Angeles	Multi-Family Housing Revenue, Playa Phase II Apartments LLC, Series 2000 B-II, AMT, Guarantor: FNMA 4.000% 03/15/34 (a)	5,000,000	5,000,000

	California Total		5,000,000

Idaho – 1.7%
ID Housing & Finance Association	Single Family Mortgage Revenue, Series 2005 E, LIQ FAC: Lloyds TSB Bank PLC 4.200% 01/01/37 (a)	5,450,000	5,450,000

	Idaho Total		5,450,000

Maine – 0.7%
ME Housing Authority	Mortgage Revenue, Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 4.000% 11/15/27 (a)	2,330,000	2,330,000

	Maine Total		2,330,000

Massachusetts – 75.6%
MA Bay Transportation Authority	Sales Tax Revenue: Series 2005, LIQ FAC: Lehman Liquidity Co. 4.200% 07/01/31 (a)	4,000,000	4,000,000
	Series 2006, LIQ FAC: Dexia Credit Local 4.040% 07/01/27 (a)	500,000	500,000
	Series 2007, LIQ FAC: JPMorgan Chase Bank 4.020% 07/01/25 (a)	5,675,000	5,675,000

MA Boston Industrial Development Financing Authority	Massdevelopment New Markets, Series 2006 B, LOC: Sovereign Bank, LOC: Fifth Third Bank 3.970% 06/01/36 (a)	7,000,000	7,000,000
	Series 2006 A, LOC: Sovereign Bank, LOC: Fifth Third Bank 3.970% 06/01/36 (a)	8,000,000	8,000,000

MA Development Finance Agency	3.680% 09/04/07	8,900,000	8,900,000
	Boston College High School, Series 2003, LOC: Citizens Bank of Massachusetts 4.020% 08/01/33 (a)	2,925,000	2,925,000

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Boston University, Series 2002 R-1, Insured: XLCA, SPA: Societe Generale 4.050% 10/01/42 (a)	14,465,000	14,465,000
	Cardinal Cushing Centers, Inc., Series 2003, LOC: Sovereign Bank FSB, LOC: Bank of New York 3.970% 02/01/33 (a)	6,660,000	6,660,000
	Clarendon Street Associates, Series 2006 A, AMT, LOC: Bayerische Landesbank 4.030% 12/01/40 (a)	4,500,000	4,500,000
	Dexter School, Series 2000, Insured: MBIA, SPA: First Union National Bank 4.020% 05/01/31 (a)	4,090,000	4,090,000
	Elderhostel, Inc., Series 2000, LOC: Citizens Bank of Massachusetts, LOC: Royal Bank of Scotland 3.980% 08/01/30 (a)	2,300,000	2,300,000
	Epichem, Inc., Series 2001, AMT, LOC: Wachovia Bank N.A. 4.100% 04/01/16 (a)	2,160,000	2,160,000
	Governor Dummer Academy, Series 2006 D, LOC: Citizens Bank of Massachusetts 4.020% 08/01/36 (a)	5,000,000	5,000,000
	Jewish Geriatric Services, Inc., Series 2004, LOC: Sovereign Bank FSB, LOC: Lloyds TSB Bank PLC 4.020% 05/15/34 (a)	1,010,000	1,010,000
	Mystic Valley Regional Charter School, Series 2005, LOC: Sovereign Bank FSB, LOC: Bank of Nova Scotia 3.970% 06/15/08 (a)	2,400,000	2,400,000
	Series 2004 A, AMT, LOC: PNC Bank N.A. 4.060% 12/01/37 (a)	4,560,000	4,560,000
	Series 2006, AMT, Insured: FNMA 4.020% 07/15/40 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Series 2007, LOC: Sovereign Bank FSB, LOC: Banco Santander 3.990% 06/01/37 (a)	6,000,000	6,000,000
	Shady Hill School, Series 1998 A, LOC: Citizens Bank of Massachusetts 3.950% 10/01/28 (a)	4,600,000	4,600,000
	The Belmont Day School, Inc., Series 2001, LOC: Sovereign Bank FSB, LOC: PNC Bank N.A. 4.020% 07/01/31 (a)	3,900,000	3,900,000
	Various Bridgewell, Inc., Series 2005 A, LOC: KeyBank N.A. 4.010% 06/01/30 (a)	3,585,000	3,585,000
	Young Men’s Christian Association of the North Shore, Series 2002, LOC: KeyBank N.A. 4.060% 11/01/22 (a)	5,405,000	5,405,000

MA Eclipse Funding Trust	Series 2005, Insured: FSA, LIQ FAC: U.S. Bank Trust, N.A. 3.800% 08/15/24 (a)	6,370,000	6,370,000
	Series 2006, Insured: AMBAC, LIQ FAC: U.S. Bank Trust, N.A. 3.990% 07/01/35 (a)	3,380,000	3,380,000

MA Health & Educational Facilities Authority	Harvard University, Series 2004-1, 3.930% 07/01/29 (b)	5,000,000	5,000,000
	Partners Healthcare Systems, Inc., Series 2003 D-4, SPA: Citibank N.A. 3.930% 07/01/38 (a)	4,300,000	4,300,000
	Series 2003, Insured: MBIA, SPA: Merrill Lynch Capital Services 4.050% 01/01/09 (a)	5,615,000	5,615,000

MA Housing Finance Agency	Series 2005 R-421, AMT, Insured: FSA, LIQ FAC: Citibank N.A. 4.050% 07/01/22 (a)	4,700,000	4,700,000
	Series 2005, AMT, Insured: FSA, SPA: Merrill Lynch Capital Services 4.050% 07/01/25 (a)	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

10

Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Series 2006, AMT: LIQ FAC: Merrill Lynch Capital Services 4.060% 12/01/28 (a)	3,000,000	3,000,000
	SPA: Bank of New York 4.030% 06/01/31 (a)	1,875,000	1,875,000

MA Industrial Finance Agency	Governor Dummer Academy, Series 1996, LOC: Citizens Bank of Massachusetts 4.020% 07/01/26 (a)	2,700,000	2,700,000
	Jewish Geriatric Services, Inc., Series 1997 A, LOC: Sovereign Bank FSB, LOC: Lloyds TSB Bank PLC 4.000% 05/15/13 (a)	3,720,000	3,720,000
	Series 1996, AMT, LOC: Citizens Bank of Massachusetts 4.090% 05/01/16 (a)	1,600,000	1,600,000

MA Lehman Municipal Trust Receipts	Series 2006 K-22, AMT, LIQ FAC: Lehman Liquidity Co. 4.330% 12/01/48 (a)	5,515,000	5,515,000
	Series 2007, Insured: FGIC, LIQ FAC: Lehman Liquidity Co. 3.651% 05/01/37 (a)	4,000,000	4,000,000

MA Municipal Securities Trust Certificates	Series 2007 A, AMT, Insured: AMBAC, LIQ FAC: Bear Stearns Capital Markets 4.070% 01/21/19 (a)	3,000,000	3,000,000

MA Port Authority	Series 2005, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 4.090% 01/01/22 (a)	2,500,000	2,500,000

MA Route 3 North Transit Improvement Association	Series 2002 B, Insured: AMBAC, SPA: Dexia Credit Local 3.920% 06/15/33 (a)	2,690,000	2,690,000

MA School Building Authority	Sales Tax Revenue, Series 2005 A, Insured: FSA, LIQ FAC: Citibank N.A. 4.030% 08/15/30 (a)	1,000,000	1,000,000

MA Special Obligation	Dedicated Tax Revenue, Series 2004, Insured: FGIC, SPA: Merrill Lynch Capital Services 4.050% 01/01/12 (a)	6,130,000	6,130,000

See Accompanying Notes to Financial Statements.

11

Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
MA State	Series 1997 B, SPA: Landesbank Hessen-Thuringen 3.950% 08/01/15 (a)	1,500,000	1,500,000
	Series 2000 A, SPA: Landesbank Baden-Wurttemberg 3.930% 12/01/30 (a)	12,870,000	12,870,000
	Series 2000, LIQ FAC: Deutsche Bank A.G. 4.040% 08/01/11 (a)	6,270,000	6,270,000
	Series 2006 B-06, Insured: FGIC, SPA: Wachovia Bank N.A. 4.020% 08/01/21 (a)	4,970,000	4,970,000
	Series 2006, Insured: FSA, LIQ FAC: Rabobank Nederland 4.040% 09/01/24 (a)	5,700,000	5,700,000
	Series 2007 A, Insured: AMBAC, LIQ FAC: Societe Generale 3.950% 08/01/37 (a)	5,000,000	5,000,000

MA University Building Authority Facilities	Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services 4.050% 05/01/12 (a)	4,125,000	4,125,000
	Series 2006, Insured: AMBAC, SPA: DEPFA Bank PLC 3.920% 11/01/34 (a)	4,080,000	4,080,000

MA Water Resources Authority	Series 1999 B, LOC: Landesbank Hessen-Thuringen 3.920% 08/01/28 (a)	8,235,000	8,235,000
	Series 2001 A, Insured: FGIC, SPA: Bayerische Landesbank 3.920% 08/01/23 (a)	2,795,000	2,795,000
	Series 2001 B, Insured: FGIC, SPA: Bayerische Landesbank 4.050% 08/01/31 (a)	3,000,000	3,000,000

	Massachusetts Total		239,775,000

Puerto Rico – 13.1%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority	Series 2007, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 12/27/08 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

12

Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Puerto Rico (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2003, Insured: FGIC, SPA: Merrill Lynch Capital Services 3.730% 01/01/11 (a)	3,000,000	3,000,000
	Series 2005, Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.980% 07/01/41 (a)	4,350,000	4,350,000

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2000-2, LIQ FAC: Bank of New York 3.960% 10/01/23 (a)(c)	5,000,000	5,000,000
	Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.980% 07/01/24 (a)	2,000,000	2,000,000

PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates	Series 2000 Class A, LIQ FAC: Bear Stearns Capital Markets 3.980% 07/05/09 (a)(c)	9,995,000	9,995,000

PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2003, Insured: CIFG, LIQ FAC: Morgan Stanley 4.020% 07/01/36 (a)	3,000,000	3,000,000

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2003-363, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank 3.990% 12/01/19 (a)(c)	1,000,000	1,000,000

PR Commonwealth of Puerto Rico	Reset Optional Certificates Trust II-R, Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 4.030% 09/03/09 (a)	5,000,000	5,000,000
	Series 2003, Insured: MBIA, LIQ FAC: Morgan Stanley 4.020% 07/01/20 (a)	2,365,000	2,365,000
	Series 2006, LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs & Co. 3.980% 07/01/35 (a)	870,000	870,000

	Puerto Rico Total		41,580,000

Texas – 0.9%
TX Brazos River Harbor Navigation District	Merey Sweeny LP, Series 2002 A, AMT, LOC: JPMorgan Chase Bank 4.010% 04/01/21 (a)	2,715,000	2,715,000

	Texas Total		2,715,000

See Accompanying Notes to Financial Statements.

13

Columbia Massachusetts Municipal Reserves, August 31, 2007

Municipal Bonds (continued)

		Par ($)	Value ($)
Washington – 0.4%
WA Port Bellingham Industrial Development Corp.	BP West Coast Products LLC, Series 2001, AMT, 4.000% 12/01/33 (b)	1,415,000	1,415,000

	Washington Total		1,415,000

Wyoming – 2.1%
WY Uinta County	Pollution Control Revenue, BP PLC, Series 1998, 3.990% 07/01/26 (b)	6,830,000	6,830,000

	Wyoming Total		6,830,000

	Total Municipal Bonds (Cost of $305,095,000)		305,095,000

Commercial Paper – 3.2%
Massachusetts – 3.2%
MA Development Finance Agency	3.780% 09/13/07	10,000,000	10,000,000

	Total Commercial Paper (Cost of $10,000,000)		10,000,000

	Total Investments – 99.3% (Cost of $315,095,000)(d)		315,095,000

	Other Assets & Liabilities, Net – 0.7%		2,236,115

	Net Assets – 100.0%		317,331,115

Notes to Investment Portfolio:

(a)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities, which are not illiquid, amounted to $15,995,000, which represents 5.0% of net assets.

(d)	Cost for federal income tax purposes is $315,095,000.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

14

Statements of Assets and Liabilities – Columbia Money Market Funds

August 31, 2007

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves($)
Assets	Investments, at amortized cost approximating value	179,923,995	315,095,000
	Cash	2,878	—
	Receivable for:
	Investments sold	905,252	1,245,661
	Fund shares sold	—	750
	Interest	1,123,963	1,772,472
	Deferred Trustees’ compensation plan	23,736	32,621
	Expense reimbursement due from
	Investment Advisor/Administrator	76,781	60,504

	Total Assets	182,056,605	318,207,008

Liabilities	Payable to custodian bank	—	43,193
	Payable for:
	Distributions	440,604	595,067
	Investment advisory fee	23,423	39,617
	Administration fee	—	1,927
	Transfer agent fee	285	359
	Pricing and bookkeeping fees	6,991	9,223
	Trustees’ fees	23,765	23,772
	Audit fees	25,400	25,400
	Shareholder services fee - Retail A Shares	3,048	10,658
	Custody fee	1,765	2,004
	Legal fee	75,255	80,206
	Chief compliance officer expenses	101	108
	Deferred Trustees’ compensation plan	23,736	32,621
	Other liabilities	10,522	11,738

	Total Liabilities	634,895	875,893

	Net Assets	181,421,710	317,331,115

Net Assets Consist of	Paid-in capital	181,421,513	317,276,778
	Undistributed net investment income	197	54,337

	Net Assets	181,421,710	317,331,115

Retail A Shares	Net assets	$34,620,510	$106,505,108
	Shares outstanding	34,625,508	106,461,594
	Net asset value per share	$1.00	$1.00

G-Trust Shares	Net assets	$146,801,200	$210,826,007
	Shares outstanding	146,796,007	210,815,185
	Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

15

Statements of Operations – Columbia Money Market Funds

For the Year Ended August 31, 2007

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Investment Income	Interest	6,184,280	10,352,513

Expenses	Investment advisory fee	254,216	424,398
	Administration fee	89,444	185,874
	Shareholder services fee - Retail A Shares	29,219	77,039
	Transfer agent fee	3,480	4,457
	Pricing and bookkeeping fees	82,938	99,728
	Trustees’ fees	22,189	22,196
	Custody fee	11,109	12,943
	Audit fee	39,650	39,650
	Legal fee	130,436	132,472
	Chief compliance officer expenses	2,443	2,871
	Other expenses	65,715	61,077

	Total Expenses	730,839	1,062,705

	Fees waived/reimbursed by Investment Advisor and/or Administrator	(356,957)	(416,109)
	Expense reductions	(5,709)	(3,694)

	Net Expenses	368,173	642,902

	Net Investment Income	5,816,107	9,709,611

	Net realized gain on investments	11,472	19,268

	Net Increase Resulting from Operations	5,827,579	9,728,879

See Accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves			Columbia Massachusetts Municipal Reserves
	Year Ended August 31, 2007 ($)	Period Ended August 31, 2006 ($)(a)	Year Ended May 31, 2006 ($)	Year Ended August 31, 2007 ($)	Period Ended August 31, 2006 ($)(a)	Year Ended May 31, 2006 ($)
Operations
Net investment income	5,816,107	1,002,424	2,691,880	9,709,611	1,924,440	4,573,539
Net realized gain (loss) on investments	11,472	1,354	(6,799)	19,268	360	1,440

Net Increase Resulting from Operations	5,827,579	1,003,778	2,685,081	9,728,879	1,924,800	4,574,979

Distributions to Shareholders
From net investment income:
Retail A Shares	(977,733)	(203,333)	(609,782)	(3,253,736)	(563,245)	(1,263,717)
G-Trust Shares	(4,838,374)	(799,091)	(2,082,098)	(6,455,876)	(1,361,195)	(3,309,822)

Total Distributions to Shareholders	(5,816,107)	(1,002,424)	(2,691,880)	(9,709,612)	(1,924,440)	(4,573,539)

Net Capital Share Transactions	49,422,059	32,442,496	(7,959,624)	88,333,637	19,354,929	44,434,089

Total Increase (Decrease) in Net Assets	49,433,531	32,443,850	(7,966,423)	88,352,904	19,355,289	44,435,529

Net Assets
Beginning of period	131,988,179	99,544,329	107,510,752	228,978,211	209,622,922	165,187,393
End of period	181,421,710	131,988,179	99,544,329	317,331,115	228,978,211	209,622,922
Undistributed (overdistributed) net investment income at end of period	197	(5,391)	(5,391)	54,337	35,069	34,709

(a)	The Funds changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

See Accompanying Notes to Financial Statements.

17

Statements of Changes in Net Assets (continued) – Columbia Money Market Funds

	Columbia Connecticut Municipal Reserves
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares

Retail A Shares
Subscriptions	60,451,403	60,451,402	8,788,462	8,788,462	62,920,180	62,920,996
Distributions reinvested	976,996	976,996	203,317	203,317	607,924	607,924
Redemptions	(49,163,619)	(49,163,619)	(11,608,255)	(11,608,255)	(51,608,996)	(51,608,996)

Net Increase (Decrease)	12,264,780	12,264,779	(2,616,476)	(2,616,476)	11,919,108	11,919,924

G-Trust Shares
Subscriptions	307,175,304	307,175,304	87,377,591	87,377,591	128,829,038	128,829,038
Redemptions	(270,018,024)	(270,018,024)	(52,318,619)	(52,318,619)	(148,708,586)	(148,708,586)

Net Increase (Decrease)	37,157,280	37,157,280	35,058,972	35,058,972	(19,879,548)	(19,879,548)

(a)	The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006

See Accompanying Notes to Financial Statements.

18

Columbia Massachusetts Municipal Reserves
Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31, 2006
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

193,315,714	193,315,715	38,181,541	38,181,541	160,381,126	160,430,856
3,249,273	3,249,273	562,086	562,086	1,239,608	1,239,608
(159,809,388)	(159,809,387)	(25,920,025)	(25,920,025)	(143,340,692)	(143,340,692)

36,755,599	36,755,601	12,823,602	12,823,602	18,280,042	18,329,772

429,685,062	429,685,062	68,957,524	68,957,524	317,744,342	317,744,452
(378,107,025)	(378,107,026)	(62,426,197)	(62,426,197)	(291,640,165)	(291,640,135)

51,578,037	51,578,036	6,531,327	6,531,327	26,104,177	26,104,317

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2003 (c)		Year Ended October 31, 2002
					2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net investment income	0.033	(d)	0.008	(d)	0.024	(d)	0.010	0.004	0.004		0.009

Less Distributions to Shareholders:
From net investment income	(0.033)		(0.008)		(0.024)		(0.010)	(0.004)	(0.004)		(0.009)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	3.39%		0.83	%(g)	2.43%		1.03%	0.37%	0.37	%(g)	0.88%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(h)	0.30	%(h)(i)	0.46	%(h)	0.64%	0.63%	0.63	%(i)	0.62%
Waiver/Reimbursement	0.21%		0.33	%(i)	0.14%		0.03%	0.01%	—	%(i)(j)	—	%(j)
Net investment income	3.35	%(h)	3.30	%(h)(i)	2.41	%(h)	0.96%	0.37%	0.64	%(i)	0.87%
Net assets, end of period (000’s)	$34,621		$22,354		$24,970		$13,051	$238,118	$269,559		$298,769

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(c)	The Fund changed its fiscal year end from October 31 to May 31.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2004 (d)
					2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.034	(e)	0.009	(e)	0.025	(e)	0.011		0.001

Less Distributions to Shareholders:
From net investment income	(0.034)		(0.009)		(0.025)		(0.011)		(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	3.50%		0.86	%(h)	2.52%		1.13%		0.13	%(h)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(i)	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Waiver/Reimbursement	0.21%		0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net investment income	3.45	%(i)	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Net assets, end of period (000’s)	$146,801		$109,635		$74,575		$94,459		$10

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust shares.

(c)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)	G-Trust shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2003 (c)		Year Ended October 31, 2002
					2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net investment income	0.034	(d)	0.008	(d)	0.024	(d)	0.011	0.004	0.004		0.010

Less Distributions to Shareholders:
From net investment income	(0.034)		(0.008)		(0.024)		(0.011)	(0.004)	(0.004)		(0.010)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	3.43%		0.84	%(g)	2.47%		1.11%	0.42%	0.39	%(g)	1.02%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.28	%(h)	0.28	%(h)(i)	0.42	%(h)	0.60%	0.59%	0.58	%(i)	0.57%
Waiver/Reimbursement	0.15%		0.19	%(i)	0.08%		0.02%	0.01%	—	%(i)(j)	0.01%
Net investment income	3.38	%(h)	3.31	%(h)(i)	2.48	%(h)	1.04%	0.42%	0.67	%(i)	1.01%
Net assets, end of period (000’s)	$106,505		$69,743		$56,919		$38,586	$283,822	$411,600		$447,525

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(c)	The Fund changed its fiscal year end from October 31 to May 31.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,			Period Ended May 31, 2004 (d)
					2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.035	(e)	0.009	(e)	0.025	(e)	0.012	0.001

Less Distributions to Shareholders:
From net investment income	(0.035)		(0.009)		(0.025)		(0.012)	(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	3.51%		0.86	%(h)	2.54%		1.19%	0.14	%(h)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(i)	0.20	%(i)(j)	0.34	%(i)	0.52%	0.51	%(j)
Waiver/Reimbursement	0.15%		0.19	%(j)	0.08%		0.01%	0.01	%(j)
Net investment income	3.46	%(i)	3.39	%(i)(j)	2.54	%(i)	1.12%	0.50	%(j)
Net assets, end of period (000’s)	$210,826		$159,235		$152,704		$126,602	$912

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were redesignated as G-Trust shares.

(c)	On November 18, 2005, the Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)	G-Trust shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – Columbia Money Market Funds, August 31, 2007

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”).

Investment Goals

Columbia Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. Columbia Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds’ Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Trustees has established procedures intended to stabilize the Funds’ net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

24

Columbia Money Market Funds, August 31, 2007

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Funds’ net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss	Paid-In Capital
Columbia Connecticut Municipal Reserves	$5,588	$(5,588)	$—
Columbia Massachusetts Municipal Reserves	19,269	(19,268)	(1)

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the year ended August 31, 2007 and period ended August 31, 2006 was as follows:

	August 31, 2007
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$5,745,813	$70,294	$—
Columbia Massachusetts Municipal Reserves	9,608,990	88,071	12,551
	August 31, 2006
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$988,375	$14,049	$—
Columbia Massachusetts Municipal Reserves	1,912,541	11,899	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

25

Columbia Money Market Funds August 31, 2007

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

	August 31, 2007
	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains
Columbia Connecticut Municipal Reserves	$454,208	$—	$—
Columbia Massachusetts Municipal Reserves	668,999	—	—

Capital loss carryforwards of $5,885 were utilized during the year ended August 31, 2007 for Columbia Connecticut Municipal Reserves.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.15% of each Fund’s average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time, pursuant to which management fees are calculated based on the combined average daily net assets of the Funds and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

For the year ended August 31, 2007, the effective investment advisory fee rates, net of fee waivers, for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were 0.14% and 0.14%, respectively, of each Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of each Fund’s average daily net assets less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, pursuant to which administration fees are calculated based on the combined average daily net assets of the Funds and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Columbia, at its discretion, may revise or discontinue these arrangements at any time. For the year ended August 31, 2007, the effective administration fee rates, net of fee waivers, for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were 0.02% and 0.030%, respectively, of each Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank &

26

Columbia Money Market Funds, August 31, 2007

Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Columbia Connecticut Municipal Reserves	$36,649	$1,414
Columbia Massachusetts Municipal Reserves	$41,764	$1,414

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $200 and $300 for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of minimum account balance fee, for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves was less than 0.01% of each Fund’s average daily net assets.

27

Columbia Money Market Funds, August 31, 2007

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses if any) exceed the annual rate of 0.20% of each Fund’s average daily net assets. There is no guarantee that these expense limitations will continue after December 31, 2007.

Through February 28, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fee for the Funds so that such fee would not exceed 0.12% annually of each Fund’s average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees and/or administration fees payable by the Funds so that combined such fees will not exceed 0.19% annually of each Fund’s average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $5,509 and $3,394 for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees’ fees in the Statements of Operations. The liability for the deferred compensation plan is included in Trustees’ fees in the Statements of Assets and Liabilities.

As the result of a fund merger, the Funds assumed the assets and liabilities of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	80.9
Columbia Massachusetts Municipal Reserves	1	66.5

28

Columbia Money Market Funds, August 31, 2007

As of August 31, 2007, the Funds had shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	13.4
Columbia Massachusetts Municipal Reserves	1	31.6

Note 6. Disclosure of Significant Risks and Contingencies

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, their instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut and Massachusetts. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state’s specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Columbia Connecticut Municipal Reserves
Connecticut	56.1%
Puerto Rico	34.1
Ohio	3.7
Florida	3.3
Texas	2.0

Columbia Massachusetts Municipal Reserves
Massachusetts	78.8%
Puerto Rico	13.1
Wyoming	2.1
Idaho	1.7
California	1.6
Texas	0.9
Maine	0.7
Washington	0.4

The Funds each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investor Services, Inc. At August 31, 2007, investments supported by private issuers that represent greater than 5% of the total investments of the Fund are as follows:

Columbia Connecticut Municipal Reserves
Ambac Assurance Corp.	9.9%
Financial Guaranty Insurance Co.	7.9%
Financial Security Assurance, Inc.	6.1%
MBIA Insurance Corp.	7.6%

Columbia Massachusetts Municipal Reserves
Ambac Assurance Corp.	8.9%
Financial Guaranty Insurance Co.	7.6%
Financial Security Assurance, Inc.	6.1%
MBIA Insurance Corp.	5.1%

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable

29

Columbia Money Market Funds, August 31, 2007

supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to

30

Columbia Money Market Funds, August 31, 2007

Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

31

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a series of Columbia Funds Series Trust, hereafter collectively referred to as the “Funds”) at August 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Funds for the two fiscal years in the period ended May 31, 2003 were audited by another independent registered public accounting firm whose report dated June 30, 2003 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

32

Unaudited Information – Columbia Money Market Funds

Federal Income Tax Information

For the fiscal year ended August 31, 2007, Columbia Massachusetts Municipal Reserves designates long term capital gains of $12,551.

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the fiscal year ended August 31, 2007, the following percentage of distributions made from net investment income of the Funds are exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

Federal Exempt Percentage
Columbia Connecticut Municipal Reserves	98.9%
Columbia Massachusetts Municipal Reserves	99.0%

33

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79, Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

34

Fund Governance

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC, since September 2004; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, Inc., since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

35

Fund Governance (continued)

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President–Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

36

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

37

Columbia Money Market Funds

Annual Report – August 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135304-0807 (10/07) 07/45334

Columbia Money Market Funds

Annual Report – August 31, 2007

■	Columbia Government Plus Reserves

■	Columbia Prime Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflects the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Money Market Funds

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format. As is true with most materials we are required to send you, you can access a variety of other information about your investments and accounts at www.columbiafunds.com.

We know that for many investors the information contained in this shareholder report can seem very technical, and perhaps even intimidating. So we would like to take this opportunity to walk you through your shareholder report and point out some of the highlights we think you’ll find useful.

Understanding Your Expenses

The “Understanding Your Expenses” section contains information about the management and transaction costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund, which can help you understand the expenses of managing your investments over the reporting period.

Financial Statements

The next several sections of your shareholder report are collectively known as the “Financial Statements.” The financial statements provide a behind-the-scenes glimpse of the inner workings of your fund’s portfolio.

One of the largest sections of the financial statements is the “Investment Portfolio,” which details all of the fund’s holdings, along with their market values as of the last day of the reporting period. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives.

The “Statement of Assets and Liabilities” details the fund’s assets, liabilities, net assets and share price for each share class.

The “Statement of Operations” details income earned and expenses incurred by the fund during the reporting period, and shows the net gain or loss from portfolio holdings during the period.

The “Statement of Changes in Net Assets” describes how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions during the reporting period. This section also details changes in the number of shares outstanding.

“Financial Highlights” illustrates how the fund’s net asset value (NAV) per share was affected by the fund’s operating results and discloses performance for each share class.

The “Notes to Financial Statements” section discloses the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

Other Information

When space permits, shareholder reports contain a listing of all funds in the Columbia Management fund family, which may be useful to you as you work with your advisor to evaluate future investment needs. This list is always available on our web site: www.columbiafunds.com. “Important Information About This Report” includes instructions for requesting additional copies of the shareholder report, as well as contact information for the Transfer Agent, Distributor and Investment Advisor. Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Economic Update – Columbia Money Market Funds

Economic and Market Review from Columbia Management’s Cash Investment Group.

Short-term interest rates have fallen dramatically over the last several months as a result of ongoing disruptions in the financial markets and a shift to investments in government securities. In an effort to limit the adverse effect of these financial market disruptions on the broader economy, the Federal Open Market Committee (FOMC) reduced the discount rate by 50 basis points in mid-August 2007 and cut the discount rate and federal funds target rate by 50 basis points in mid- September 2007. Recent data has shown an improvement in the trade balance and firmer than forecasted retail sales which has dampened the speculation of future rate cuts by the FOMC as of the date of this review. The FOMC is likely to pay close attention to the “high frequency” data such as the unemployment rate and non-farm payrolls in the coming months as it evaluates the potential need for any further rate actions.

The asset-backed commercial paper (ABCP) market continues to be under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly-rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of money market funds, including Columbia Prime Reserves, invest in ABCP including commercial paper issued by SIVs as well as medium-term notes issued by SIVs. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. While maturities for ABCP issued in August and September generally ranged from overnight to seven days, recently investors have been more willing to purchase ABCP, certificates of deposit issued by high quality banks and commercial paper issued by industrial companies with maturities of three to six months.

October 15, 2007

1

Understanding Your Expenses – Columbia Government Plus Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.59	1,023.80	1.02	1.02	0.20
Liquidity Class	1,000.00	1,000.00	1,024.89	1,023.06	1.79	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,024.30	1,022.56	2.30	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,025.39	1,023.60	1.23	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,025.09	1,023.31	1.53	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,025.59	1,023.80	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Understanding Your Expenses – Columbia Prime Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees.

03/01/07 – 08/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,026.28	1,024.00	0.82	0.82	0.16
Liquidity Class	1,000.00	1,000.00	1,025.49	1,023.21	1.58	1.58	0.31
Adviser Class	1,000.00	1,000.00	1,024.99	1,022.76	2.09	2.09	0.41
Institutional Class	1,000.00	1,000.00	1,026.08	1,023.80	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

3

Financial Statements – Columbia Money Market Funds, August 31, 2007

A guide to understanding your fund’s financial statements

Investment Portfolio	The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Columbia Government Plus Reserves, August 31, 2007

Government & Agency Obligations – 48.6%

		Par ($)	Value ($)
U.S. Government Agencies – 48.6%
Federal Farm Credit Bank
	3.510% 12/28/07	406,000	403,694
	3.800% 09/07/07	56,000	55,985
	5.190% 03/02/09 (a)	18,525,000	18,521,733
	5.220% 12/28/07 (a)	6,000,000	5,999,740
	5.250% 10/26/07 (a)	10,000,000	10,000,000
	5.385% 02/23/09 (a)	12,000,000	12,000,000
	6.760% 09/27/07	25,000	25,022

Federal Home Loan Bank
	2.450% 09/26/07	10,000	9,980
	2.450% 12/28/07	250,000	247,754
	3.000% 09/07/07	500,000	499,807
	3.000% 12/28/07	3,800,000	3,771,751
	3.020% 03/19/08	100,000	98,750
	3.020% 04/22/08	875,000	862,420
	3.040% 10/30/07	220,000	219,206
	3.040% 12/28/07	200,000	198,508
	3.260% 03/18/08	1,250,000	1,236,179
	3.300% 12/28/07	825,000	819,602
	3.350% 09/14/07	250,000	249,822
	3.375% 10/05/07	1,000,000	998,248
	3.390% 10/30/07	100,000	99,694
	3.500% 09/07/07	180,000	179,945
	3.500% 09/14/07	300,000	299,801
	3.590% 09/10/07	250,000	249,890
	3.600% 10/19/07	500,000	498,864
	3.610% 11/13/07	1,000,000	996,650
	3.700% 12/14/07	1,000,000	995,426
	3.720% 11/14/07	100,000	99,679
	3.875% 09/14/07	100,000	99,947
	4.000% 12/04/07	400,000	398,589
	4.000% 01/07/08	1,000,000	995,270
	4.000% 04/25/08 (a)	375,000	371,847
	4.125% 02/15/08	1,000,000	994,438
	4.200% 11/26/07	200,000	199,426
	4.250% 09/14/07	500,000	499,793
	4.250% 09/26/07	100,000	99,923
	4.260% 09/28/07	25,000	24,978
	4.375% 02/05/08	1,000,000	995,830
	4.470% 02/15/08	1,000,000	995,730
	5.000% 09/14/07	125,000	124,979
	5.000% 11/23/07	1,060,000	1,059,325
	5.000% 02/15/08	3,575,000	3,568,539
	5.150% 09/28/07	35,000	34,990
	5.198% 10/30/08 (a)	30,000,000	29,996,626
	5.200% 04/04/08 (a)	30,000,000	29,992,243
	5.200% 10/24/08 (a)	3,000,000	2,998,993
	5.210% 10/16/08 (a)	50,000,000	49,988,808

See Accompanying Notes to Financial Statements.

5

Columbia Government Plus Reserves, August 31, 2007

Government & Agency Obligations (continued)

		Par ($)	Value ($)
U.S. Government Agencies (continued)
	5.220% 02/21/08	1,950,000	1,948,321
	5.250% 09/20/07	10,000	9,999
	5.250% 11/01/07	10,000,000	9,999,667
	5.250% 12/21/07	100,000	99,959
	5.250% 06/19/08	7,000,000	6,995,644
	5.360% 02/23/09 (a)	5,000,000	5,000,000
	5.380% 04/09/08	15,000,000	15,000,000
	5.438% 02/18/09 (a)	45,000,000	45,001,054

Federal Home Loan Mortgage Corp.
	3.000% 09/18/07	386,000	385,581
	3.170% 09/28/07	100,000	99,839
	3.570% 10/03/07	100,000	99,837
	3.750% 11/23/07	1,000,000	996,484
	5.400% 07/21/08	12,000,000	12,000,000

Federal National Mortgage Association
	3.000% 09/05/07	44,000	43,988
	3.800% 01/18/08	200,000	198,794
	4.375% 09/07/07	366,000	365,939
	5.000% 09/14/07	12,000	11,998
	5.000% 11/23/07	5,180,000	5,176,259
	5.150% 09/21/07	85,000	84,987

	U.S. Government Agencies Total		286,596,774

	Total Government & Agency Obligations (Cost of $286,596,774)		286,596,774

Repurchase Agreements – 51.4%
	Repurchase agreement with Barclays Capital, dated 08/31/07, due on 09/04/07, at 5.350%, collateralized by U.S. Government Agency Bonds with various maturities to 07/16/08, market value of $102,000,353 (repurchase proceeds $100,059,444)	100,000,000	100,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 08/31/07, due on 09/04/07, at 5.250%, collateralized by a U.S. Treasury Bond maturing 11/15/27, market value of $102,001,376 (repurchase proceeds $100,058,333)	100,000,000	100,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.100%, collateralized by U.S. Government Agency Bonds with various maturities to 03/17/14, market value of $2,752,218 (repurchase proceeds $2,699,529)	2,698,000	2,698,000

See Accompanying Notes to Financial Statements.

6

Columbia Government Plus Reserves, August 31, 2007

		Par ($)	Value ($)
Repurchase Agreements (continued)
	Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due 09/04/07, at 5.400%, collateralized by U.S. Government Agency Bonds with various maturities to 10/23/09, market value of $102,000,830 (repurchase proceeds $100,060,000)	100,000,000	100,000,000

	Total Repurchase Agreements (Cost of $302,698,000)		302,698,000

	Total Investments – 100.0% (Cost of $589,294,774) (b)		589,294,774

	Other Assets & Liabilities, Net – 0.0%		16,873

	Net Assets – 100.0%		589,311,647

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(b)	Cost for federal income tax purposes is $589,294,774.

See Accompanying Notes to Financial Statements.

7

Investment Portfolio – Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Corporate Bonds – 42.6%
American Express Credit Corp.	5.430% 03/05/08 (a)	25,000,000	25,000,000

Asscher Finance Corp.	5.500% 07/16/08 (b)(f)	63,063,000	63,063,000

Axon Financial Funding LLC	5.280% 10/23/07 (b)(c)(f)	50,000,000	49,618,667
	5.330% 04/25/08 (a)(b)(f)	100,000,000	99,993,525

Basic Water Co. SPE1 LLC	LOC: U.S. Bank N.A. 5.730% 08/01/24 (d)	8,291,000	8,291,000

Bear Stearns Companies, Inc.	5.330% 01/09/08 (a)	75,000,000	75,000,000

Berks Medical Realty LP	LOC: Wachovia Bank N.A. 5.760% 03/01/26 (d)	4,105,000	4,105,000

BF Ft. Myers, Inc.	LOC: Fifth Third Bank 5.640% 11/01/17 (d)	11,840,000	11,840,000

BNP Paribas	5.305% 09/26/07 (a)	50,000,000	49,999,161
	5.330% 06/16/08 (a)	25,000,000	25,000,000

Cheyne Finance LLC	5.315% 01/25/08 (a)(b)(f)(g)	65,500,000	65,493,597
	5.315% 03/25/08 (a)(b)(f)(g)	50,000,000	49,993,188
	5.315% 06/09/08 (a)(b)(f)(g)	90,000,000	89,984,090

Credit Agricole SA	5.350% 08/22/08 (a)(b)	75,000,000	75,000,000

Cullinan Finance Corp.	5.320% 10/22/07 (a)(b)(f)	25,000,000	24,999,649
	5.320% 03/25/08 (a)(b)(f)	100,000,000	99,983,206

Fifth Third Bancorp	5.500% 09/23/08 (a)(b)	50,000,000	50,000,000

Franklin Avenue Associates LP	Insured: AMBAC 5.450% 01/01/23 (b)(d)	12,390,000	12,390,000

General Electric Capital Corp.	5.694% 10/17/07 (a)	100,000,000	100,000,000

Goldman Sachs Group, Inc.	5.601% 04/14/08 (a)	75,000,000	75,000,000

Grand Central, Inc.	LOC: U.S. Bank N.A. 5.650% 10/01/09 (d)	1,565,000	1,565,000

Harrier Finance Funding LLC	5.320% 11/15/07 (a)(b)(f)	25,000,000	24,999,486

HBOS Treasury Services PLC	5.390% 08/29/08 (a)(b)	60,000,000	60,000,000

K2 (USA) LLC	5.330% 08/01/08 (a)(b)(f)	50,000,000	49,986,270

Kestrel Funding US LLC	5.330% 10/05/07 (a)(b)(f)	50,000,000	50,000,000

Kingston Care Center of Sylvania	LOC: JPMorgan Chase Bank 5.630% 05/01/33 (d)	11,425,000	11,425,000

L.E. Pope Building Co.	LOC: Wachovia Bank N.A. 5.830% 11/01/13 (d)	7,795,000	7,795,000

See Accompanying Notes to Financial Statements.

8

Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Corporate Bonds (continued)
Liberty Lighthouse Co. LLC	5.320% 02/12/08 (a)(b)(f)	100,000,000	99,991,256

Liquid Funding Ltd.	5.330% 11/15/07 (a)(b)(f)	25,000,000	24,999,486
	5.340% 09/06/07 (a)(b)(f)	100,000,000	99,999,727

LP Pinewood SPV LLC	LOC: Wachovia Bank N.A. 5.610% 02/01/18 (d)	100,700,000	100,700,000

Merrill Lynch & Co., Inc.	5.518% 09/17/08 (a)	47,500,000	47,500,000

Morgan Stanley	5.590% 09/26/08 (a)	105,000,000	105,000,000

Morgan Stanley Asset Funding, Inc.	5.525% 04/07/08 (a)	100,000,000	100,000,000
	5.525% 07/07/08 (a)	10,000,000	10,000,000

National Rural Utilities Cooperative Finance Corp.	5.330% 08/29/08 (a)	81,500,000	81,500,000

Natixis NY	5.350% 09/09/08 (a)(b)	125,000,000	125,000,000

Northern Rock PLC	5.350% 09/05/08 (a)(b)	127,000,000	127,013,042

Premier Asset Collateralized Entity LLC	5.330% 10/22/07 (a)(b)(f)	80,000,000	79,999,472

Red Lion Evangelical Association, Inc.	LOC: Wachovia Bank N.A. 5.810% 06/01/26 (d)	2,250,000	2,250,000

RH Sheppard Co., Inc.	LOC: Wachovia Bank N.A. 5.610% 06/01/11 (d)	17,220,000	17,220,000

Sedna Finance, Inc.	5.325% 12/07/07 (a)(b)(f)	55,000,000	54,999,267

SLM Corp.	5.548% 04/18/08 (a)(b)	100,000,000	99,987,566

Smith of Georgia LLC	LOC: Fifth Third Bank 5.640% 12/01/24 (d)	10,860,000	10,860,000

Stanfield Victoria Funding LLC	5.320% 03/17/08 (a)(b)(f)	100,000,000	99,991,929
	5.325% 10/12/07 (a)(b)(f)	25,000,000	24,999,581

Tango Finance Corp.	5.320% 10/15/07 (a)(b)(f)	25,000,000	24,999,698
	5.320% 11/19/07 (a)(b)(f)	15,000,000	14,999,674
	5.323% 10/15/07 (a)(b)(f)	25,000,000	24,999,771

UBS AG/Stamford Branch	5.400% 11/28/07	24,000,000	23,999,631

Unicredito Italiano Bank Ireland	5.350% 05/02/08 (a)(b)	100,000,000	100,000,000
	5.350% 09/08/08 (a)(b)	60,000,000	60,000,000
	5.629% 09/12/08 (a)(b)	100,000,000	100,000,000

Wells Fargo & Co.	5.641% 09/12/08 (a)(b)	85,000,000	85,000,000

Westgate Investment Fund	LOC: Wells Fargo Bank N.A. 5.640% 02/01/12 (d)	2,260,000	2,260,000

See Accompanying Notes to Financial Statements.

9

Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Corporate Bonds (continued)
Westpac Banking Corp.	5.330% 07/11/08 (a)(b)	35,250,000	35,250,000

Whistlejacket Capital LLC	5.320% 10/16/07 (a)(b)(f)	25,000,000	24,999,394

White Pine Finance LLC	5.310% 05/15/08 (a)(b)(f)	75,000,000	74,985,517
	5.310% 05/19/08 (a)(b)(f)	92,500,000	92,480,647

	Total Corporate Bonds (Cost of $3,236,510,497)		3,236,510,497

Commercial Paper – 21.6%
Barton Capital Corp.	6.050% 10/12/07 (b)(c)	41,000,000	40,717,499

Cheyne Finance LLC	5.260% 09/13/07 (b)(c)(f)(g)	30,000,000	29,947,400

Citigroup Funding, Inc.	5.210% 01/17/08 (c)	50,000,000	49,001,417

Crown Point Capital Co. LLC	5.850% 09/10/07 (b)(c)	25,000,000	24,963,438

Deer Valley Funding LLC	5.320% 10/02/07 (b)(c)	29,415,000	29,280,247

Eureka Securitization, Inc.	5.330% 11/09/07 (b)(c)	55,000,000	54,438,129

Fairway Finance LLC	6.000% 11/20/07 (b)(c)	13,500,000	13,320,000

Falcon Asset Securitization Co. LLC	5.750% 09/04/07 (b)(c)	11,852,000	11,846,321

FCAR Owner Trust I	5.200% 10/12/07 (c)	40,000,000	39,763,111
	5.270% 10/24/07 (c)	75,000,000	74,418,104

Five Finance, Inc.	5.195% 11/30/07 (b)(c)(f)	25,000,000	24,675,312

Gemini Securitization Corp.	6.000% 11/26/07 (b)(c)	90,000,000	88,710,000

Greyhawk Funding LLC	5.260% 10/11/07 (b)(c)	192,500,000	191,374,944
	5.280% 09/27/07 (b)(c)	30,000,000	29,885,600

Jupiter Securitization Corp.	6.000% 10/30/07 (b)(c)	107,476,000	106,419,153

K2 (USA) LLC	5.250% 10/12/07 (b)(c)(f)	105,100,000	104,471,589

Klio II Funding Corp.	5.270% 09/10/07 (b)(c)	5,216,000	5,209,128

Long Island College Hospital	LOC: Landesbank Hessen-Thuringen Girozentrale
	5.280% 09/05/07 (d)	25,700,000	25,684,923

Manhattan Asset Funding Co. LLC	5.290% 10/01/07 (b)(c)	12,357,000	12,302,526

Monument Gardens Funding LLC	6.100% 11/26/07 (b)(c)	50,000,000	49,271,389
	6.150% 09/27/07 (b)(c)	50,000,000	49,777,917

Natixis Commercial Paper Corp.	5.270% 09/13/07 (b)(c)	50,000,000	49,912,167

New Center Asset Trust	6.080% 11/08/07 (c)	98,000,000	96,874,524

North Sea Funding LLC	5.280% 10/31/07 (b)(c)	37,408,000	37,078,809

See Accompanying Notes to Financial Statements.

10

Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Commercial Paper (continued)
Ormond Quay Funding LLC	5.290% 11/08/07 (a)(b)	25,000,000	24,994,451

Rhineland Funding Capital Corp.	5.290% 09/06/07 (b)(c)	166,264,000	166,141,842
	5.290% 09/10/07 (b)(c)	48,308,000	48,244,113

Sedna Finance, Inc.	5.270% 10/30/07 (b)(c)(f)	18,000,000	17,844,535

Sheffield Receivables Corp.	6.000% 11/26/07 (b)(c)	100,000,000	98,566,667
	6.050% 09/04/07 (b)(c)	19,000,000	18,990,421

Versailles CDS LLC	5.300% 09/06/07 (b)(c)	30,500,000	30,477,549

	Total Commercial Paper (Cost of $1,644,603,225)		1,644,603,225

Certificates of Deposit – 15.6%
Bank of Montreal	5.330% 11/20/07	89,000,000	89,000,000
	5.350% 12/05/07	90,000,000	90,000,000

Bank of Tokyo Mitsubishi Ltd. NY	5.320% 10/12/07	98,000,000	98,000,000

Barclays Bank PLC NY	5.340% 10/02/07	169,332,000	169,332,000

Canadian Imperial Bank of Commerce NY	5.701% 03/17/08 (a)	85,000,000	85,000,082

Credit Agricole SA	5.330% 11/26/07	90,000,000	90,000,000

Credit Industriel et Commercial	5.365% 12/12/07	90,000,000	90,001,241

Credit Suisse NY	5.320% 10/16/07	98,000,000	98,000,000
	5.420% 01/16/08	59,000,000	59,000,000

Deutsche Bank AG NY	5.400% 11/21/07	49,000,000	48,999,651

Mizuho Corporate Bank NY	5.330% 10/11/07	85,000,000	85,000,000

Royal Bank of Canada NY	5.400% 09/09/08 (a)	40,000,000	40,000,000

Washington Mutual Bank	5.390% 04/18/08 (a)	139,000,000	139,025,146

	Total Certificates of Deposit (Cost of $1,181,358,120)		1,181,358,120

Municipal Bonds – 4.6%
Florida – 1.8%
FL Hurricane Catastrophe Fund	Series 2006 B, 5.631% 08/15/07 (a)	135,000,000	134,996,903

	Florida Total		134,996,903

Georgia – 0.1%
GA Talbot County Development Authority Industrial Development Revenue	Junction City Mining Co., Series 2000, LOC: Wachovia Bank N.A. 5.830% 03/01/13 (d)	9,600,000	9,600,000

	Georgia Total		9,600,000

See Accompanying Notes to Financial Statements.

11

Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Municipal Bonds (continued)
Idaho – 0.0%
ID Boise City Urban Renewal Agency	Series 2004 B, LOC: KeyBank N.A. 5.610% 03/01/13 (d)	2,610,000	2,610,000

	Idaho Total		2,610,000

Louisiana – 1.5%
LA New Orleans Pension Revenue	Series 2000, Insured: AMBAC, SPA: Bank One Louisiana 5.500% 09/01/30 (d)	115,560,000	115,560,000

	Louisiana Total		115,560,000

Maryland – 0.4%
MD Baltimore Community Development Financing Corp.	Series 2000, Insured: MBIA, LIQ FAC: First Union National Bank 5.530% 08/15/30 (d)	21,310,000	21,310,000

MD Health & Higher Educational Facilities Authority	Glen Meadows Retirement Community, Series 1999 B, LOC: Wachovia Bank N.A. 5.650% 07/01/29 (d)	11,285,000	11,285,000

	Maryland Total		32,595,000

Minnesota – 0.0%
MN Eagan	Multi-Family Revenue, Thomas Lake Housing Associates, Series 2003 A-2, Guarantor: FNMA 5.650% 03/15/33 (d)	2,410,000	2,410,000

	Minnesota Total		2,410,000

Mississippi – 0.2%
MS Business Finance Corp.	Telepak, Inc., Series 2000, LOC: First Union National Bank 5.610% 09/01/15 (d)	15,000,000	15,000,000

	Mississippi Total		15,000,000

New Mexico – 0.1%
NM Las Cruces Industrial Development Revenue	F & A Dairy Products, Inc., Series 2003, LOC: Wells Fargo Bank N.A. 5.410% 12/01/23 (d)	3,500,000	3,500,000

	New Mexico Total		3,500,000

New York – 0.0%
NY Clinton County Industrial Development Agency	Bombardier Corp., Series 1997 A, LOC: HSBC Bank USA N.A. 5.700% 12/01/10 (d)	240,000	240,000

See Accompanying Notes to Financial Statements.

12

Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Municipal Bonds (continued)
NY New York City Housing Development Corp.	200 West 26 LLC, Series 2002 A, LOC: Bayerische Landesbank 5.520% 06/01/33 (d)	1,175,000	1,175,000

	New York Total		1,415,000

North Carolina – 0.0%
NC Downtown Renaissance, Inc.	Imperial Centre Partners LP, Series 2004, LOC: RBC Centura Bank 5.730% 02/01/25 (d)	355,000	355,000

	North Carolina Total		355,000

Texas – 0.4%
TX State	Series 2004, SPA: Dexia Credit Local 5.520% 12/01/24 (d)	16,535,000	16,535,000
	Series 2005, SPA: Dexia Credit Local 5.520% 12/01/26 (d)	10,438,000	10,438,000

	Texas Total		26,973,000

Washington – 0.0%
WA Meadow Springs Country Club	Series 2000, LOC: U.S. Bank N.A. 5.650% 08/01/25 (d)	2,335,000	2,335,000

	Washington Total		2,335,000

Wisconsin – 0.1%
WI Housing & Economic Development Authority	Series 2006 B, SPA: DEPFA Bank PLC 5.550% 09/01/37 (d)	4,462,000	4,462,000

	Wisconsin Total		4,462,000

	Total Municipal Bonds (Cost of $351,811,903)		351,811,903

Asset-Backed Securities – 1.9%
Carlyle Loan Investment Ltd.	5.410% 04/15/08 (a)(b)	65,000,000	65,000,000

Northlake CDO I Ltd.	5.510% 03/06/33 (a)(b)	8,286,695	8,286,695

Paragon Mortgages PLC	5.591% 06/15/41 (a)(b)	40,152,830	40,152,830
	5.601% 10/15/41 (a)(b)	13,481,630	13,481,630
	5.621% 01/15/39 (a)(b)	18,827,648	18,827,648

	Total Asset-Backed Securities (Cost of $145,748,803)		145,748,803

See Accompanying Notes to Financial Statements.

13

Columbia Prime Reserves, August 31, 2007

		Par ($)	Value ($)
Funding Agreements – 1.9%
Genworth Life Insurance Co.	5.410% 12/05/07 (a)	25,000,000	25,000,000

Metropolitan Life Insurance Co.	5.586% 05/29/08 (a)	68,000,000	68,000,000

New York Life Insurance	5.420% 04/01/08 (a)	50,000,000	50,000,000

	Total Funding Agreements (Cost of $143,000,000)		143,000,000

Extendible Commercial Notes – 1.3%
Brahms Funding Corp.	5.300% 09/25/07 (b)(c)	50,000,000	49,823,333

Ottimo Funding Ltd.	5.300% 09/10/07 (b)(c)(g)	44,342,098	44,283,380

	Total Extendible Commercial Notes (Cost of $94,106,713)		94,106,713

Government & Agency Obligations – 0.6%
U.S. Government Obligations – 0.6%
U.S. Treasury Bill	4.100% 02/28/08 (e)	20,400,000	19,981,800
	4.120% 02/28/08 (e)	17,000,000	16,649,800
	4.200% 02/28/08 (e)	10,000,000	9,790,000

	U.S. Government Obligations Total		46,421,600

	Total Government & Agency Obligations (Cost of $46,421,600)		46,421,600

Repurchase Agreements – 9.5%
	Repurchase agreement with Barclays Capital, dated 08/31/07, due on 09/04/07, at 5.445%, collateralized by asset-backed securities maturing 08/25/16, market value $206,000,000 (repurchase proceeds $200,121,000)	200,000,000	200,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 08/31/07, due on 09/04/07, at 5.455%, collateralized by certificates of deposit maturing 01/30/08, market value $306,000,000 (repurchase proceeds $300,181,833)	300,000,000	300,000,000
	Repurchase agreement with JPMorgan Chase Bank, dated 08/31/07, due on 09/04/07, at 5.480%, collateralized by commercial paper with various maturities to 09/27/07, market value $229,197,307 (repurchase proceeds $224,836,817)	224,700,000	224,700,000

	Total Repurchase Agreements (Cost of $724,700,000)		724,700,000

	Total Investments – 99.6% (Cost of $7,568,260,861) (h)		7,568,260,861

	Other Assets & Liabilities, Net – 0.4%		29,961,202

	Net Assets – 100.0%		7,598,222,063

See Accompanying Notes to Financial Statements.

14

Columbia Prime Reserves, August 31, 2007

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2007.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $3,938,917,367, which represents 51.8% of net assets.

Security	Acquisition Date	Acquisition Cost
Cheyne Finance LLC
5.260% 09/13/07	06/11/07	$30,000,000
5.315% 01/25/08	01/19/07	65,500,000
5.315% 03/25/08	03/14/07	50,000,000
5.315% 06/09/08	05/09/07	90,000,000
Northlake CDO I Ltd.
5.510% 03/06/33	03/02/07	8,286,695
Ottimo Funding Ltd.
5.300% 09/10/07	06/13/07	44,342,098
SLM Corp.
5.548% 04/18/08	04/20/07	100,000,000

		$388,128,793

(c)	The rate shown represents the discount rate at the date of purchase.

(d)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2007.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Security issued by a structured investment vehicle.

(g)	Security is in default. See Note 8.

(h)	Cost for federal income tax purposes is $7,568,260,898.

Acronym	Name
AMBAC	Ambac Assurance Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

15

Statements of Assets and Liabilities – Columbia Money Market Funds

August 31, 2007

		Columbia Government Plus Reserves ($)	Columbia Prime Reserves ($)
Assets	Investments, at amortized cost approximating value	286,596,774	6,843,560,861
	Repurchase agreements, at value	302,698,000	724,700,000
	Total investments, at value	589,294,774	7,568,260,861
	Cash	865	88
	Receivable for:
	Investments sold	—	241,902
	Fund shares sold	11,625	—
	Interest	2,226,610	38,352,420
	Deferred Trustees’ compensation plan	140,356	287,550
	Expense reimbursement due from Investment Advisor	—	17,719

	Total Assets	591,674,230	7,607,160,540

Liabilities	Expense reimbursement due to Investment Advisor	86,687	—
	Payable for:
	Fund shares repurchased	3,500	—
	Distributions	1,935,475	7,458,460
	Investment advisory fee	68,116	888,410
	Administration fee	—	94,138
	Transfer agent fee	1,347	6,052
	Pricing and bookkeeping fees	10,245	15,317
	Trustees’ fees	23,765	22,449
	Shareholder servicing and administration fees	3,544	55,450
	Custody fee	3,016	29,477
	Chief compliance officer expenses	3,450	3,821
	Deferred Trustees’ compensation plan	140,356	287,550
	Other liabilities	83,082	77,353

	Total Liabilities	2,362,583	8,938,477

	Net Assets	589,311,647	7,598,222,063

Net Assets Consist of	Paid-in capital	589,538,655	7,598,538,563
	Overdistributed net investment income	(51,357)	(35,421)
	Accumulated net realized loss	(175,651)	(281,079)

	Net Assets	589,311,647	7,598,222,063

See Accompanying Notes to Financial Statements.

16

Statements of Assets and Liabilities (continued) – Columbia Money Market Funds

August 31, 2007

		Columbia Government Plus Reserves	Columbia Prime Reserves
Capital Class Shares	Net assets	$339,179,608	$6,658,268,201
	Shares outstanding	339,293,401	6,658,542,618
	Net asset value and offering price per share	$1.00	$1.00

Liquidity Class Shares	Net assets	$10,869	$10,854
	Shares outstanding	10,872	10,855
	Net asset value and offering price per share	$1.00	$1.00

Adviser Class Shares	Net assets	$2,000,925	$147,514,449
	Shares outstanding	2,003,736	147,528,519
	Net asset value and offering price per share	$1.00	$1.00

Institutional Class Shares	Net assets	$50,723,650	$792,428,559
	Shares outstanding	50,731,537	792,456,571
	Net asset value and offering price per share	$1.00	$1.00

Retail A Shares	Net assets	$9,760,901	—
	Shares outstanding	9,789,658	—
	Net asset value and offering price per share	$1.00	—

G-Trust Shares	Net assets	$187,635,694	—
	Shares outstanding	187,725,251	—
	Net asset value and offering price per share	$1.00	—

See Accompanying Notes to Financial Statements.

17

Statements of Operations – Columbia Money Market Funds

For the Year Ended August 31, 2007

		Columbia Government Plus Reserves ($)	Columbia Prime Reserves ($)
Investment Income	Interest	31,804,483	338,564,619

Expenses	Investment advisory fee	1,199,450	12,538,987
	Administration fee	257,338	4,043,933
	Shareholder servicing and administration fees:
	Liquidity Class Shares	26	26
	Adviser Class Shares	20,139	414,285
	Institutional Class Shares	18,337	168,563
	Retail A Shares	10,066	—
	Transfer agent fee	14,860	38,597
	Pricing and bookkeeping fees	151,123	165,000
	Trustees’ fees	22,545	21,529
	Custody fee	34,940	99,167
	Registration fee	110,013	71,568
	Chief compliance officer expenses	4,220	7,104
	Other expenses	222,250	275,010

	Total Expenses	2,065,307	17,843,769

	Fees waived or reimbursed by Investment Advisor and/or Administrator	(800,691)	(7,209,911)
	Fees waived by Shareholder Services Provider:
	Liquidity Class Shares	(11)	(11)
	Expense reductions	(16,357)	(19,706)

	Net Expenses	1,248,248	10,614,141

	Net Investment Income	30,556,235	327,950,478

	Net realized loss on investments	(80,212)	(31,134)

	Net Increase Resulting from Operations	30,476,023	327,919,344

See Accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Government Plus Reserves			Columbia Prime Reserves
	Year Ended August 31, 2007 ($)	Period Ended August 31, 2006 ($)(a)(b)	Year Ended October 31, 2005 ($)	Year Ended August 31, 2007 ($)	Period Ended August 31, 2006 ($)(a)(b)	Year Ended October 31, 2005 ($)
Operations
Net investment income	30,556,235	25,735,051	17,213,408	327,950,478	137,133,272	92,009,794
Net realized gain (loss) on investments	(80,212)	(89,176)	(844)	(31,134)	(248,068)	5,676

Net Increase Resulting from Operations	30,476,023	25,645,875	17,212,564	327,919,344	136,885,204	92,015,470

Distributions to Shareholders
From net investment income:
Capital Class Shares	(16,948,468)	(15,634,417)	(15,022,706)	(297,748,747)	(121,427,827)	(71,616,972)
Liquidity Class Shares	(521)	(351)	—	(512)	(342)	—
Adviser Class Shares	(390,815)	(287,349)	(307,424)	(8,267,999)	(5,180,380)	(3,182,518)
Institutional Class Shares	(2,321,318)	(1,378,233)	—	(21,933,219)	(10,207,944)	—
Trust Class Shares	—	(136,714)	(1,886,638)	—	(316,395)	(17,220,722)
Retail A Shares	(504,755)	(393,682)	—	—	—	—
G-Trust Shares	(10,390,360)	(7,904,303)	—	—	—	—

Total Distributions to Shareholders	(30,556,237)	(25,735,049)	(17,216,768)	(327,950,477)	(137,132,888)	(92,020,212)
Net Capital Share Transactions	15,255,195	51,774,733	(118,893,847)	2,847,111,042	2,456,864,668	(1,536,961,632)

Total Increase (Decrease) in Net Assets	15,174,981	51,685,559	(118,898,051)	2,847,079,909	2,456,616,984	(1,536,966,374)

Net Assets
Beginning of period	574,136,666	522,451,107	641,349,158	4,751,142,154	2,294,525,170	3,831,491,544
End of period	589,311,647	574,136,666	522,451,107	7,598,222,063	4,751,142,154	2,294,525,170
Overdistributed net investment income, at end of period	(51,357)	(51,355)	(10,982)	(35,421)	(35,422)	(35,806)

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	During the period ended August 31, 2006, the following changes were made to the share classes offered by each fund: Institutional, Preferred and Select shares were exchanged for Capital Class, Adviser Class, and Trust Class shares, respectively, and Trust shares were fully redeemed; Liquidity Class shares and Institutional Class shares (a new share class) commenced operations. Additionally, Retail A and G-Trust shares of Columbia Government Plus Reserves commenced operations.

See Accompanying Notes to Financial Statements.

19

Schedule of Capital Stock Activity – Columbia Money Market Funds

	Columbia Government Plus Reserves
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Change in Shares
Capital Class Shares
Subscriptions	1,057,210,032	1,057,210,032	1,487,104,452	1,487,109,680	2,278,508,400	2,278,508,400
Distributions reinvested	2,826,581	2,826,581	5,580,449	5,580,449	7,871,506	7,871,506
Redemptions	(1,038,794,848)	(1,038,794,848)	(1,606,467,898)	(1,606,467,899)	(2,397,956,159)	(2,397,956,159)

Net Increase (Decrease)	21,241,765	21,241,765	(113,782,997)	(113,777,770)	(111,576,253)	(111,576,253)

Liquidity Class Shares
Subscriptions	—	—	10,000	10,000	—	—
Distributions reinvested	521	521	351	351	—	—

Net Increase	521	521	10,351	10,351	—	—

Adviser Class Shares
Subscriptions	82,672,351	82,672,351	38,118,398	38,118,398	39,181,295	39,181,295
Distributions reinvested	386,244	386,244	282,794	282,794	307,420	307,420
Redemptions	(89,312,388)	(89,312,388)	(48,357,485)	(48,357,485)	(34,714,350)	(34,714,350)

Net Increase (Decrease)	(6,253,793)	(6,253,793)	(9,956,293)	(9,956,293)	4,774,365	4,774,365

Institutional Class Shares
Subscriptions	239,510,686	239,510,686	279,210,302	279,210,302	—	—
Distributions reinvested	2,174,781	2,174,781	1,315,145	1,315,145	—	—
Redemptions	(229,654,573)	(229,654,573)	(241,824,804)	(241,824,804)	—	—

Net Increase	12,030,894	12,030,894	38,700,643	38,700,643	—	—

Trust Class Shares
Subscriptions	—	—	9,074,294	9,074,294	215,354,658	215,354,658
Distributions reinvested	—	—	—	—	1,886,628	1,886,628
Redemptions	—	—	(81,494,102)	(81,494,102)	(229,333,245)	(229,333,245)

Net Decrease	—	—	(72,419,808)	(72,419,808)	(12,091,959)	(12,091,959)

Retail A Shares
Subscriptions	1,181,874	1,181,874	440,597	440,597	—	—
Proceeds received in connection with merger	—	—	12,706,986	12,681,046	—	—
Distributions reinvested	496,539	496,539	410,039	410,039	—	—
Redemptions	(2,576,535)	(2,576,535)	(2,869,842)	(2,869,842)	—	—

Net Increase (Decrease)	(898,122)	(898,122)	10,687,780	10,661,840	—	—

G-Trust Shares
Subscriptions	422,437,315	422,437,315	656,510,379	656,510,379	—	—
Proceeds received in connection with merger	—	—	219,599,981	219,564,430	—	—
Distributions reinvested	709,483	709,483	552,881	552,881	—	—
Redemptions	(434,012,868)	(434,012,868)	(678,071,920)	(678,071,920)	—	—

Net Increase (Decrease)	(10,866,070)	(10,866,070)	198,591,321	198,555,770	—	—

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	During the period ended August 31, 2006, the following changes were made to the share classes offered by each fund: Institutional, Preferred and Select shares were exchanged for Capital Class, Adviser Class, and Trust Class shares, respectively, and Trust shares were fully redeemed; Liquidity Class shares and Institutional Class shares (a new share class) commenced operations. Additionally, Retail A and G-Trust shares of Columbia Government Plus Reserves commenced operations.

See Accompanying Notes to Financial Statements.

20

Columbia Prime Reserves
Year Ended August 31, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31, 2005
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

22,882,515,869	22,882,515,869	10,378,224,296	10,378,231,774	8,170,032,714	8,170,032,714
217,558,942	217,558,942	67,379,493	67,379,493	20,130,683	20,130,683
(20,668,684,571)	(20,668,684,571)	(8,313,251,953)	(8,313,251,953)	(8,993,243,587)	(8,993,243,587)

2,431,390,240	2,431,390,240	2,132,351,836	2,132,359,314	(803,080,190)	(803,080,190)

—	—	10,000	10,000	—	—
513	513	342	342	—	—

513	513	10,342	10,342	—	—

496,511,732	496,511,732	367,585,216	367,585,216	839,157,683	839,157,683
8,069,998	8,069,998	5,130,023	5,130,023	3,182,517	3,182,517
(528,022,499)	(528,022,499)	(293,738,120)	(293,738,120)	(909,534,213)	(909,534,213)

(23,440,769)	(23,440,769)	78,977,119	78,977,119	(67,194,013)	(67,194,013)

1,625,873,768	1,625,873,768	1,031,618,460	1,031,618,460	—	—
21,454,385	21,454,385	9,895,475	9,895,475	—	—
(1,208,167,095)	(1,208,167,095)	(688,218,422)	(688,218,422)	—	—

439,161,058	439,161,058	353,295,513	353,295,513	—	—

—	—	62,307,301	62,307,301	3,092,417,709	3,092,417,709
—	—	—	—	17,220,722	17,220,722
—	—	(170,084,921)	(170,084,921)	(3,776,325,860)	(3,776,325,860)

—	—	(107,777,620)	(107,777,620)	(666,687,429)	(666,687,429)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Government Plus Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Capital Class Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,
					2005	2004 (c)	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.051		0.037		0.027	0.011	0.011	0.017

Less Distributions to Shareholders:
From net investment income	(0.051)		(0.037)		(0.027)	(0.011)	(0.011)	(0.017)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	5.22%		3.81	%(f)	2.72%	1.07%	1.07%	1.71%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(g)	0.20	%(g)(h)	0.20%	0.19%	0.18%	0.30%
Waiver/reimbursement	0.13%		0.12	%(h)	0.11%	0.12%	0.13%	—%
Net investment income	5.10	%(g)	4.42	%(g)(h)	2.62%	1.05%	1.04%	1.68%
Net assets, end of period (000’s)	$339,180		$317,986		$431,820	$543,400	$724,417	$369,381

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Effective November 21, 2005, Institutional Shares were exchanged for Capital Class Shares.

(c)	Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Government Plus Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Liquidity Class Shares
	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.049	0.035

Less Distributions to Shareholders:
From net investment income	(0.049)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	5.03%	3.50	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.35%	0.35	%(g)
Waiver/reimbursement	0.23%	0.22	%(g)
Net investment income (f)	4.92%	4.38	%(g)
Net assets, end of period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Liquidity Class Shares commenced operations on November 17, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia Government Plus Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Adviser Class Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,		Period Ended October 31, 2003 (d)
					2005	2004 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.049		0.035		0.024	0.008	0.005

Less Distributions to Shareholders:
From net investment income	(0.049)		(0.035)		(0.024)	(0.008)	(0.005)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	4.96%		3.59	%(g)	2.47%	0.82%	0.51	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.45	%(h)	0.45	%(h)(i)	0.45%	0.43%	0.43	%(i)
Waiver/reimbursement	0.13%		0.13	%(i)	0.12%	0.13%	0.13	%(i)
Net investment income	4.85	%(h)	4.17	%(h)(i)	2.37%	0.80%	0.79	%(i)
Net assets, end of period (000’s)	$2,001		$8,256		$18,213	$13,439	$57,353

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Effective on November 21, 2005, Preferred Shares were exchanged for Adviser Class Shares.

(c)	Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(d)	The Fund began offering Adviser Class Shares on February 28, 2003.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia Government Plus Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Institutional Class Shares
	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.051	0.035

Less Distributions to Shareholders:
From net investment income	(0.051)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	5.18%	3.59	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.24%	0.24	%(g)
Waiver/reimbursement	0.13%	0.12	%(g)
Net investment income (f)	5.06%	4.37	%(g)
Net assets, end of period (000’s)	$50,724	$38,695

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Institutional Class Shares commenced operations on November 17, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia Government Plus Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares
	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.050	0.035

Less Distributions to Shareholders:
From net investment income	(0.050)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	5.12%	3.51	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.30%	0.30	%(g)
Waiver/reimbursement	0.13%	0.12	%(g)
Net investment income (f)	5.02%	4.39	%(g)
Net assets, end of period (000’s)	$9,761	$10,660

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Retail A Shares commenced operations on November 21, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Government Plus Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares
	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.051	0.035

Less Distributions to Shareholders:
From net investment income	(0.051)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	5.22%	3.59	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)
Waiver/reimbursement	0.13%	0.12	%(g)
Net investment income (f)	5.10%	4.44	%(g)
Net assets, end of period (000’s)	$187,636	$198,528

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	G-Trust Shares commenced operations on November 21, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Prime Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Capital Class Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,
					2005	2004 (c)	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.052		0.039		0.028	0.011	0.011	0.017

Less Distributions to Shareholders:
From net investment income	(0.052)		(0.039)		(0.028)	(0.011)	(0.011)	(0.017)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	5.37%		3.94	%(f)	2.80%	1.12%	1.15%	1.72%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.16	%(g)	0.16	%(g)(h)	0.18%	0.17%	0.14%	0.26%
Waiver/reimbursement	0.11%		0.12	%(h)	0.11%	0.11%	0.14%	0.04%
Net investment income	5.24	%(g)	4.75	%(g)(h)	2.69%	1.11%	1.10%	1.72%
Net assets, end of period (000’s)	$6,658,268		$4,226,907		$2,094,764	$2,897,846	$3,639,495	$1,239,803

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Effective November 23, 2005, Institutional Shares were exchanged for Capital Class Shares.

(c)	Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia Prime Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Liquidity Class Shares
	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.048	0.034

Less Distributions to Shareholders:
From net investment income	(0.048)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	4.96%	3.41	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.31%	0.31	%(g)
Waiver/reimbursement	0.21%	0.22	%(g)
Net investment income (f)	4.84%	4.55	%(g)
Net assets, end of period (000’s)	$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Liquidity Class Shares commenced operations on November 22, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia Prime Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Adviser Class Shares
	Year Ended August 31, 2007		Period Ended August 31, 2006 (a)(b)		Year Ended October 31,
					2005	2004 (c)	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.050		0.037		0.025	0.009	0.009	0.015

Less Distributions to Shareholders:
From net investment income	(0.050)		(0.037)		(0.025)	(0.009)	(0.009)	(0.015)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	5.10%		3.72	%(f)	2.54%	0.87%	0.90%	1.51%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.41	%(g)	0.41	%(g)(h)	0.43%	0.42%	0.39%	0.45%
Waiver/reimbursement	0.11%		0.12	%(h)	0.11%	0.11%	0.14%	0.09%
Net investment income	4.99	%(g)	4.45	%(g)(h)	2.44%	0.86%	0.85%	1.53%
Net assets, end of period (000’s)	$147,514		$170,956		$91,991	$159,185	$157,533	$4,748

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Effective November 23, 2005, Preferred Shares were exchanged for Adviser Class Shares.

(c)	Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia Prime Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Institutional Class Shares
	Year Ended August 31, 2007	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.052	0.036

Less Distributions to Shareholders:
From net investment income	(0.052)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	5.32%	3.66	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.20%	0.20	%(g)
Waiver/reimbursement	0.11%	0.12	%(g)
Net investment income (f)	5.20%	4.73	%(g)
Net assets, end of period (000’s)	$792,429	$353,269

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Institutional Class Shares commenced operations on November 22, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

31

Notes to Financial Statements – Columbia Money Market Funds, August 31, 2007

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Government Plus Reserves and Columbia Prime Reserves (each a “Fund” and collectively, the “Funds”).

Investment Goals

Columbia Government Plus Reserves and Columbia Prime Reserves each seek current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Government Plus Reserves offers six classes of shares: Capital Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Columbia Prime Reserves offers four classes of shares: Capital Class, Liquidity Class, Adviser Class and Institutional Class shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds’ Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Trustees has established procedures intended to stabilize the Funds’ net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on each Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Funds’ investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of each Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

32

Columbia Money Market Funds, August 31, 2007

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2007 and period ended August 31, 2006 was as follows:

	August 31, 2007 Ordinary Income*	August 31, 2006 Ordinary Income*
Columbia Government Plus Reserves	$30,556,237	$25,735,049
Columbia Prime Reserves	327,950,477	137,132,888

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

	August 31, 2007
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation (Depreciation)*
Columbia Government Plus Reserves	$1,961,286	—	—
Columbia Prime Reserves	$7,608,224	—	$(37)

*	The difference between book basis and tax basis unrealized depreciation is primarily due to wash sales.

Unrealized appreciation and depreciation at August 31, 2007, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation

33

Columbia Money Market Funds, August 31, 2007

from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Government Plus Reserves	—	—	—
Columbia Prime Reserves	—	($37)	$(37)

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015
Columbia Government Plus Reserves	$5,215	$204	$844	$89,176	$1,719
Columbia Prime Reserves	—	—	—	157,123	—

Capital loss carryforwards of $10,228 were utilized during the year ended August 31, 2007 for Columbia Prime Reserves.

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2007, post-October capital losses of $78,493 and $123,919 attributed to security transactions were deferred to September 1, 2007 for Columbia Government Plus Reserves and Columbia Prime Reserves, respectively.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this interpretation on each Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.20% of each Fund’s average daily net assets.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure, which may be revised or discontinued by Columbia at any time pursuant to which management fees are calculated based on the combined average daily net assets of the Funds and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.18%
Over $200 billion	0.13%

For the year ended August 31, 2007, the effective investment advisory fee rate, net of fee waivers, for Columbia Government Plus Reserves and Columbia Prime Reserves was 0.11% and 0.12%, respectively, of each Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly, at the annual rate of 0.067% of each Fund’s average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement described below.

Effective March 1, 2007, Columbia implemented a voluntary breakpoint structure pursuant to which administration fees are calculated based on the combined average daily net assets

34

Columbia Money Market Funds, August 31, 2007

of the Funds and the other money market funds of the Trust at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.067%
Over $150 billion	0.020%

For the year ended August 31, 2007, the effective administration fee rate, net of fee waivers, for Columbia Government Plus Reserves and Columbia Prime Reserves was 0.018% and 0.034%, respectively, of each Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Each Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended August 31, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Columbia Government Plus Reserves	$59,535	$1,414
Columbia Prime Reserves	63,273	1,414

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances

35

Columbia Money Market Funds, August 31, 2007

in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

A minimum account balance fee of $20, that is charged once a year, may apply on certain accounts with a value below the initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations. For the year ended August 31, 2007, these minimum account balance fees reduced total expenses by $1,227 for Columbia Government Plus Reserves.

For the year ended August 31, 2007, the effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of minimum account balance fees, for Columbia Government Plus Reserves and Columbia Prime Reserves was less than 0.01% of each Fund’s average daily net assets.

Distribution and Shareholder Services Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Funds’ shares.

The Trust has adopted distribution plan (“Distribution Plan”) for the Liquidity Class. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class shares.

The Trust also has adopted shareholder servicing plan (“Servicing Plan”) for the Liquidity Class, Adviser Class, and Retail A shares of the Funds. The Servicing Plan permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plan (“Administration Plan”) for the Institutional Class shares of the Funds. Under the Administration Plans, the Funds may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the class shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Distribution Plan:
Liquidity Class shares	0.15%*	0.25%**
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Retail A shares	0.10%	0.10%
Administration Plan:
Institutional Class shares	0.04%	0.04%

*	The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of each Fund’s Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**	To the extent that any Liquidity Class shares of the Funds make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund’s Liquidity Class shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007, so that the expenses incurred by the Funds (exclusive of distribution and shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.20% annually of the average net assets of Columbia Government Plus Reserves and 0.16% annually of the average net assets of Columbia Prime Reserves. There is no guarantee that these expense limitations will continue after December 31, 2007.

Through February 28, 2007, Columbia has voluntarily agreed to waive a portion of its investment advisory fee for the Funds so that such fee did not exceed 0.09% annually of each Fund’s average daily net assets.

Effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its investment advisory fees for the Funds at an annual rate of 0.04% on the first $200 billion of the combined average daily net assets of the Funds. Columbia, at its discretion, may revise or discontinue these arrangements at any time.

Also effective March 1, 2007, Columbia voluntarily agreed to waive a portion of its administration fees for the Funds at an

36

Columbia Money Market Funds, August 31, 2007

annual rate of 0.05% on the first $150 billion of the combined average daily net assets of the Funds. Columbia, at its discretion, may revise or discontinue these arrangements at any time.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the year ended August 31, 2007, these credits reduced total expenses by $15,130 and $19,706 for Columbia Government Plus Reserves and Columbia Prime Reserves, respectively.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds’ eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees’ fees in the Statements of Operations. The liability for the deferred compensation plan is included in Trustees’ fees in the Statements of Assets and Liabilities.

As the result of fund mergers, the Funds assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Shares of Beneficial Interest

As of August 31, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Government Plus Reserves	95.8
Columbia Prime Reserves	80.4

As of August 31, 2007, Columbia Prime Reserves had another shareholder that held 10.9% of the shares outstanding. Subscription and redemption activity of this shareholder may have a material effect on the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and

37

Columbia Money Market Funds, August 31, 2007

(4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same

38

Columbia Money Market Funds, August 31, 2007

plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 7. Business Combinations & Mergers

On November 21, 2005, Columbia Government Plus Reserves acquired all of the assets and liabilities of the Galaxy Institutional Government Money Market Fund (total net assets acquired of $579,769,970) pursuant to an Agreement and Plan of Reorganization approved by the shareholders of such Galaxy Fund on November 16, 2005. Also on November 21, 2005 all of the assets and liabilities of Galaxy Government Money Market Fund have been transferred to Columbia Government Plus Reserves in a tax-free exchange and the shareholders of Galaxy Government Money Market have received 232,306,967 shares of Columbia Government Plus Reserves in exchange for their shares as follows:

Shares Issued	Net Assets Received
232,306,967	$232,245,476

Net Assets of Columbia Government Plus Reserves After Reorganization of Galaxy Institutional Government Money Market Fund	Net Assets of Galaxy Government Money Market Fund Immediately Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately After Combination
$579,769,970	$232,245,476	$812,015,447

Note 8. Market and Security Events

On September 10, 2007, the maturity of the securities issued by Ottimo Funding, Ltd. (“Ottimo”) held by Columbia Prime Reserves was extended to a final maturity of October 23, 2007. On August 9, 2007, Ottimo failed to satisfy certain financial tests. As a result of this failure, a default occurred on August 15, 2007 and the Ottimo securities became immediately due and payable. As of October 29, 2007, the Ottimo securities have not been paid. Columbia Management, on behalf of the Fund, has been participating in an informal committee of senior creditors of Ottimo with respect to the Ottimo securities.

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. On August 28, 2007, Cheyne Finance LLC (“Cheyne”), a structured investment vehicle held by Columbia Prime Reserves, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event.” As a result of the enforcement event, on September 4, 2007, receivers (Receivers) of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. Columbia Management, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

39

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Columbia Government Plus Reserves and Columbia Prime Reserves

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Plus Reserves and Columbia Prime Reserves (each a series of Columbia Funds Series Trust, hereafter collectively referred to as the “Funds”) at August 31, 2007, the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Funds for the two fiscal years in the period ended October 31, 2003 were audited by another independent registered public accounting firm whose report dated December 8, 2003 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

40

Unaudited Information – Columbia Money Market Funds

Federal Income Tax Information

Each Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

41

Fund Governance

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

42

Fund Governance

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC, since September 2004; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, Inc., since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

43

Fund Governance (continued)

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President–Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

44

Important Information About This Report

Columbia Money Market Funds.

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA and SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

45

Columbia Money Market Funds

Annual Report – August 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/135206-0807 (10/07) 07/45336

Item 2. Code of Ethics.

(a)          The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Carmichael qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the twelve series of the registrant whose reports to stockholders are included in this annual filing.  In 2006, the series changed their fiscal year ends from October 31, March 31 or May 31 to August 31.  Accordingly, fee information for the period ended August 31, 2006 includes series activity of three, five or ten months.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal year ended August 31, 2007 and period ended August 31, 2006 are approximately as follows:

2007	2006
$455,900	$416,000

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal periods.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal year ended August 31, 2007 and period ended August 31, 2006 are approximately as follows:

2007	2006
$52,800	$13,500

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both 2007 and 2006, Audit-Related Fees include agreed-upon procedures performed for semi-annual shareholder reports.  Audit-Related Fees in 2006 also include services for agreed-upon procedures related to a fund merger.

During the fiscal year ended August 31, 2007 and period ended August 31, 2006, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal year ended August 31, 2007 and period ended August 31, 2006 are approximately as follows:

2007	2006
$55,100	$14,300

Tax Fees include amounts for the review of annual tax returns and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning   Tax fees in 2006 also include services for agreed-upon procedures related to a fund merger and the review of a final tax return.

During the fiscal year ended August 31, 2007 and period ended August 31, 2006, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal year ended August 31, 2007 and period ended August 31, 2006 are approximately as follows:

2007	2006
$0	$14,400

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above. All Other Fees for 2006 consist of fees billed for agreed-upon procedures related to the review of the registrant’s anti-money laundering program.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal year ended August 31, 2007 and period ended August 31, 2006 are approximately as follows:

2007	2006
$849,100	$361,600

In both fiscal years 2007 and 2006, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

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(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during fiscal year ended August 31, 2007 and period ended August 31, 2006 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2007 and period ended August 31, 2006 are approximately as follows:

2007	2006
$957,000	$403,800

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 30, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 30, 2007